WACHOVIA MONEY MARKET FUND

INSTITUTIONAL SHARES

Semi-Annual Report
May 31, 2001

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PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of the Wachovia Money Market Fund—Institutional Shares, for the six-month period from December 1, 2000 through May 31, 2001. This report includes a listing of the fund’s holdings and complete financial information.

During the reporting period, the fund’s portfolio of high-quality money market securities provided shareholders with dividends totaling $0.03 per share while maintaining a stable share value of $1.00.* The fund’s Institutional Shares net assets reached $625.7 million at the end of the reporting period.

Thank you for selecting Wachovia Money Market Fund to keep your invested cash working and accessible on a daily basis.

Sincerely,

/s/ John W. McGonigle
John W. McGonigle
President
July 15, 2001

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

WACHOVIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )
Principal Amount		Value

(1) Certificates of Deposit—32.2%
	Banking & Finance—32.2%
$50,000,000	Abbey National N.A. Corp., 4.215%-4.630%, 7/5/2001-7/25/2001	$ 49,842,171
20,000,000	Bayerische Landesbank Girozentrale, 5.190%, 8/20/2001	20,016,702
25,000,000	Bayerische Landesbank Girozentrale, 5.330%, 7/26/2001	25,000,372
25,000,000	Bayerische Landesbank-NY, Yankee CD, 3.860%, 11/15/2001	25,001,137
20,000,000	Citibank Canada, 4.230%, 7/31/2001	20,000,330
45,000,000	Citibank N.A., NY, 3.910%-5.390%, 7/9/2001-8/30/2001	45,000,743
25,000,000	Dresdner Bank AG-NY, 5.490%, 7/18/2001	25,009,348
20,000,000	Dresdner Bank, 6.990%, 7/13/2001	20,029,312
65,000,000	Lasalle National Corp., 4.650%-4.730%, 7/3/2001-9/12/2001	65,000,559
50,000,000	Marshall & Ilsley Corp., 3.870%-3.890%, 9/27/2001-11/15/2001	50,001,946
25,000,000	National Westminster Bank, PLC, 4.550%, 8/22/2001	25,000,559
50,000,000	Rabobank Nederland, Utrecht, 4.500%-4.860%, 8/7/2001-9/6/2001	50,000,458
5,000,000	Toronto Dominion Bank, Inc., 6.230%, 12/6/2001	5,000,000
33,000,000	UBS AG, 3.990%-7.000%, 7/18/2001-9/11/2001	33,000,084
25,000,000	Wilmington Trust Corp., 5.270%, 6/20/2001	25,002,139

	Total Certificates of Deposit	482,905,860

(1) Commercial Paper—60.9%
	Banking—2.7%
40,000,000	Credit Suisse First Boston, 5.140%-5.180%, 6/11/2001-6/13/2001	39,936,956

	Consumer Cyclicals—1.7%
25,000,000	Gannett Co., Inc., 3.950%, 7/12/2001	24,887,535

	Finance—47.6%
25,000,000	American General Corp., 3.860%, 11/14/2001	24,555,028
50,000,000	American General Finance Corp., 3.890%-4.740%, 7/31/2001-9/20/2001	49,502,646
55,000,000	CIT Group, Inc., 4.510%-4.750%, 7/11/2001-8/1/2001	54,638,797
25,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 4.840%, 7/5/2001	24,885,722
20,000,000	Edison Asset Securitization LLC, 3.960%, 7/12/2001	19,909,800
45,000,000	Goldman Sachs & Co., 3.920%-5.370%, 7/17/2001-11/8/2001	44,480,014
60,000,000	Household Finance Corp., 4.630%-5.070%, 6/20/2001-7/10/2001	59,802,390

WACHOVIA MONEY MARKET FUND

Principal Amount or Shares		Value

(1) Commercial Paper—continued
	Finance—continued
$25,000,000	J.P. Morgan & Co., Inc., 3.980%, 6/19/2001	$24,950,250
45,000,000	Merrill Lynch & Co., Inc., 4.310%-4.790%, 6/7/2001-6/19/2001	44,936,942
75,000,000	Morgan Stanley, Dean Witter & Co., 3.880%-4.600%, 7/10/2001-11/21/2001	74,258,791
75,000,000	National Rural Utilities Cooperative Finance Corp., 3.970%-6.330%, 6/14/2001-6/21/2001	74,834,201
70,000,000	Prudential Funding Corp., 3.870%-5.020%, 8/7/2001-11/7/2001	69,045,331
24,350,000	Toyota Motor Credit Corp., 4.000%, 6/8/2001	24,331,061
30,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 4.620%-5.030%, 8/14/2001-8/16/2001	29,698,267
70,000,000	Verizon Global Funding, 3.930%-4.890%, 6/21/2001-7/25/2001	69,662,337
25,000,000	Volkswagen of American, Inc., 4.240%, 7/11/2001	24,882,222

	Total	714,373,799

	Finance—Commercial—1.3%
20,000,000	General Electric Capital Corp., 5.150%, 6/7/2001	19,982,833

	Health Care—1.5%
23,000,000	Glaxo Wellcome PLC, 4.170%, 8/2/2001	22,834,822

	Industrial Services—4.4%
66,180,000	Rio Tinto America, Inc., 4.780%-4.910%, 6/6/2001-6/19/2001	66,098,078

	Technology—1.7%
25,000,000	Hewlett-Packard Co., 3.920%, 8/22/2001	24,776,778

	Total Commercial Paper	912,890,801

Corporate Bonds—0.7%
	Finance—0.7%
10,540,000	IBM Credit Corp., 6.350%-6.640%, 8/30/2001-10/29/2001	10,553,545

Open-End Investment Companies—4.5%
1,895,562	AIM Liquid Assets Portfolio	1,895,562
34,316,698	Dreyfus Cash Management	34,316,698
17,339,482	Federated Prime Obligations Fund	17,339,482
14,051,617	Financial Square Prime Holdings Fund	14,051,617

	Total Open-End Investment Companies	67,603,359

(2) Repurchase Agreements—1.7%
5,000,000	Credit Suisse First Boston Inc., 4.050%, dated 5/31/2001, due 6/1/2001	5,000,000

WACHOVIA MONEY MARKET FUND

Principal Amount		Value

(2) Repurchase Agreements—continued
$2,500,000	Deutsche Bank Financial Inc., 4.140%, dated 5/31/2001, due 6/1/2001	$ 2,500,000
7,500,000	Goldman Sachs Group, LP, 4.140%, dated 5/31/2001, due 6/1/2001	7,500,000
5,000,000	Merrill Lynch, Pierce, Fenner and Smith, 3.950%, dated 5/31/2001, due 6/1/2001	5,000,000
5,000,000	Morgan Stanley Group, Inc., 4.140%, dated 5/31/2001, due 6/1/2001	5,000,000

	Total Repurchase Agreements	25,000,000

	Total Investments, at Amortized Cost and Value (3)	$ 1,498,953,565

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(3)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,499,761,731) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2001 (UNAUDITED )
Assets:
Total investments in securities, at amortized cost and value		$1,498,953,565
Cash		781,572
Income receivable		6,203,004
Receivable for shares sold		1,002

Total assets		1,505,939,143
Liabilities:
Payable for Investment adviser fee	$ 364,945
Income distribution payable	5,416,583
Accrued expenses	395,884

Total liabilities		6,177,412

Net assets for 1,499,761,731 shares outstanding		$1,499,761,731

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$625,664,655÷625,664,655 shares outstanding		$1.00

Investment Shares:
$874,097,076÷874,097,076 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )
Investment Income:
Interest		$43,829,992
Expenses:
Investment adviser fee	$ 3,776,065
Administrative personnel and services fee	541,110
Custodian fees	94,220
Transfer and dividend disbursing agent fees and expenses	2,266
Directors’/Trustees’ fees	11,583
Auditing fees	7,302
Legal fees	2,771
Portfolio accounting fees	1,260
Distribution services fee—Investment Shares	1,761,914
Share registration costs	36,735
Printing and postage	11,307
Insurance premiums	2,266
Miscellaneous	3,020

Total Expenses	6,251,819
Waiver:
Waiver of investment adviser fee	(1,620,096)

Net expenses		4,631,723

Net investment income		$39,198,269

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 39,198,269	$ 68,893,010

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(17,123,845)	(27,400,910)
Investment Shares	(22,074,424)	(41,492,100)

Change in net assets resulting from distributions to shareholders	(39,198,269)	(68,893,010)

Share Transactions:
Proceeds from sale of shares	1,184,385,023	2,147,566,435
Net asset value of shares issued to shareholders in payment of distributions declared	6,660,902	13,155,189
Cost of shares redeemed	(1,092,387,220)	(1,739,345,864)

Change in net assets resulting from share transactions	98,658,705	421,375,760

Change in net assets	98,658,705	421,375,760
Net Assets:
Beginning of period	1,401,103,026	979,727,266

End of period	$ 1,499,761,731	$ 1,401,103,026

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) May 31, 2001		Year Ended November 30,
			2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03		0.06	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)		(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	2.74%		6.13%	4.86%	5.33%	5.37%	5.25%
Ratios to Average Net Assets:
Expenses	0.38	%(2)	0.38%	0.38%	0.38%	0.38%	0.37%
Net investment income	5.44	%(2)	5.99%	4.79%	5.20%	5.24%	5.14%
Expense waiver/ reimbursement (3)	0.21	%(2)	0.22%	0.24%	0.26%	0.28%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$625,665		$614,134	$365,750	$181,282	$157,438	$135,748

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Computed on an annualized basis.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 2001 (UNAUDITED )

1. ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end, management investment company. The Trust consists of nineteen portfolios. The financial statements included herein are only those of Wachovia Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act. The investment objective of the Fund is to provide income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect in the financial statements.

WACHOVIA MONEY MARKET FUND

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended May 31, 2001	Year Ended November 30, 2000

Institutional Shares

Shares sold	506,736,093	1,035,013,237
Shares issued to shareholders in payment of distributions declared	19,590
Shares redeemed	(495,224,562)	(786,629,335)

Net change resulting from Institutional Shares transactions	11,531,121	248,383,902

	Six Months Ended May 31, 2001	Year Ended November 30, 2000

Investment Shares

Shares sold	677,648,930	1,112,553,198
Shares issued to shareholders in payment of distributions declared	6,641,312	13,155,189
Shares redeemed	(597,162,658)	(952,716,529)

Net change resulting from Investment Shares transactions	87,127,584	172,991,858

Net change resulting from Share transactions	98,658,705	421,375,760

WACHOVIA MONEY MARKET FUND

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE— Wachovia Fund Advisers, a division of Wachovia Bank N.A. and the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion at any time after January 31, 2002.

ADMINISTRATIVE FEE— Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Wachovia Prime Cash Management Fund) and The Wachovia Municipal Funds for the period. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE— Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES— FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES— FServ, through its subsidiary FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES— Wachovia Bank N.A. is the Fund’s custodian for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6504
831-16 (7/01)

Cusip 929901106

G00376-01-IS (7/01)

WACHOVIA PRIME CASH
MANAGEMENT FUND

WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEY MARKET FUND

INSTITUTIONAL SHARES

Semi-Annual Report
May 31, 2001

[LOGO OF WACHOVIA]

WWW.WACHOVIAFUNDS.COM

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of The Wachovia Money Market Funds—Institutional Shares, for the six-month period from December 1, 2000 through May 31, 2001. This report includes a listing of each fund’s holdings and complete financial information.

Each Wachovia Money Market Fund continued to provide investors with daily income on their accessible cash, while maintaining a stable $1.00 share value.* The fund-by-fund highlights are as follows:

WACHOVIA PRIME CASH MANAGEMENT FUND
The fund’s portfolio of high quality money market securities provided shareholders with dividends totaling $0.03 per share, while maintaining a stable share value of $1.00.* The fund’s Institutional Shares net assets reached $1.9 billion at the end of the reporting period.

WACHOVIA TAX-FREE MONEY MARKET FUND
The fund’s portfolio consisted primarily of tax-free money market securities issued by municipalities across the U.S.** The fund provided shareholders with federally tax-free dividends totaling $0.02 per share, while maintaining a stable share value of $1.00.* The fund’s Institutional Shares net assets totaled $324.8 million at the end of the reporting period.

WACHOVIA U.S. TREASURY MONEY MARKET FUND
The fund’s portfolio of U.S. Treasury money market securities paid dividends of $0.03 per share, while maintaining a stable share value of $1.00.* Institutional Shares net assets in the fund totaled $479.9 million at the end of the reporting period.

Thank you for choosing a Wachovia Money Market Fund to keep your invested cash working and accessible on a daily basis.

Sincerely,

/s/ John W. McGonigle
John W. McGonigle
President
July 15, 2001

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**	Income may be subject to the federal alternative minimum tax and state and local taxes.

WACHOVIA PRIME CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Value

(1) Bank Notes—6.0%
$30,000,000	Citibank Canada, 3.910%, 8/30/2001	$30,000,743
85,000,000	Lasalle Bank, N.A., 3.980%-4.690%, 7/3/2001-11/15/2001	85,001,845

	Total Bank Notes	115,002,588

(1) Certificates of Deposit—22.8%
65,000,000	Bayerische Landesbank-NY, 3.900%-3.910%, 9/6/2001-10/10/2001	65,000,000
10,000,000	Citibank NA, New York, 5.390%, 7/9/2001	10,000,000
25,000,000	Commerzbank AG, Frankfurt, 4.230%, 7/26/2001	25,000,378
50,000,000	Deutsche Bank AG, 4.550%-5.150%, 8/7/2001-8/22/2001	50,000,559
20,000,000	Dresdner Bank AG-London, 6.990%, 7/13/2001	20,029,312
25,000,000	Dresdner Bank (USA), Inc., 4.835%, 8/28/2001	25,002,984
25,000,000	Marshall & Ilsley Corp., 3.900%, 8/16/2001	25,000,523
50,000,000	Natwest Bancorp, 4.180%-4.690%, 7/18/2001-11/1/2001	50,001,363
5,000,000	Toronto Dominion Bank, Inc., 6.230%, 12/6/2001	5,000,000
65,000,000	UBS AG, 3.990%-6.975%, 6/26/2001-9/11/2001	65,006,234
50,000,000	Westdeutsche Landesbank Girozentrale, 7.200%, 6/7/2001	50,064,809
50,000,000	Wilmington Trust Corp., 5.260%, 6/28/2001	50,005,881

	Total Certificates of Deposit	440,112,043

(1) Commercial Paper—66.5%
	Basic Materials—1.3%
25,000,000	Du Pont (E.I.) de Nemours & Co., 3.940%, 7/11/2001	24,890,556

	Capital Goods—0.9%
17,000,000	John Deere Capital Corp., (Deere & Co. Support Agreement), 5.110%, 6/12/2001	16,973,456

	Consumer Cyclicals—3.9%
75,000,000	Gannett Co., Inc., 3.950%-4.000%, 6/5/2001-7/12/2001	74,865,451

	Finance—49.0%
25,000,000	AEGON Funding Corp., 4.150%, 7/31/2001	24,827,083
75,000,000	American General Finance Corp., 3.860%-4.000%, 6/27/2001-11/14/2001	74,182,952
50,000,000	American International Group, Inc., 3.980%, 6/12/2001	49,939,194
75,000,000	CIT Group, Inc., 4.180%-4.200%, 6/1/2001-7/24/2001	74,845,417
20,000,000	Citicorp, 3.990%, 6/19/2001	19,960,100

WACHOVIA PRIME CASH MANAGEMENT FUND

Principal Amount		Value

(1) Commercial Paper—continued
$50,000,000	Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt), 4.670%, 7/5/2001	$49,779,472
25,000,000	Credit Suisse First Boston Inc., 4.000%, 8/7/2001	25,001,382
25,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 5.030%, 8/24/2001	24,706,583
25,000,000	Edison Asset Securitization LLC, 4.020%, 7/12/2001	24,885,542
20,000,000	GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 5.150%, 6/7/2001	19,982,833
25,000,000	Goldman Sachs & Co., 3.920%, 11/8/2001	24,564,444
65,000,000	Goldman Sachs Group, Inc., 4.110%-4.620%, 7/19/2001-11/29/2001	64,015,160
75,000,000	Household Finance Corp., 4.170%-5.070%, 6/1/2001-6/21/2001	74,868,660
50,000,000	Merrill Lynch & Co., Inc., 4.700%-4.790%, 6/7/2001-6/11/2001	49,947,403
75,000,000	Morgan Stanley, Dean Witter & Co., 3.940%-4.170%, 6/19/2001-8/1/2001	74,622,618
50,000,000	National Rural Utilities Cooperative Finance Corp., 3.970%-3.980%, 6/14/2001-6/21/2001	49,908,931
75,000,000	Prudential Funding Corp., 3.890%-4.440%, 8/22/2001-10/2/2001	74,019,986
21,550,000	Transamerica Finance Corp., 4.180%, 7/25/2001	21,414,882
50,000,000	Verizon Global Funding, 4.170%-4.890%, 6/21/2001-7/25/2001	49,775,708
75,000,000	Volkswagen of American, Inc., 3.910%-4.240%, 6/1/2001-8/21/2001	74,662,285

	Total	945,910,635

	Finance—Commercial—1.3%
25,000,000	General Electric Capital Corp., 5.070%, 6/21/2001	24,929,583

	Health Care—3.8%
50,000,000	Abbott Laboratories, 3.980%, 6/21/2001	49,889,444
23,100,000	Glaxo Wellcome Inc., 4.170%, 8/2/2001	22,934,103

	Total	72,823,547

	Industrial Services—3.7%
73,070,000	Rio Tinto America, Inc., 4.580%-4.930%, 6/7/2001-7/12/2001	72,801,608

	Technology—1.3%
25,000,000	Hewlett-Packard Co., 3.920%, 8/22/2001	24,776,778

WACHOVIA PRIME CASH MANAGEMENT FUND

Principal Amount		Value

	Utilities—1.3%
$25,000,000	Duke Energy Corp., 4.180%, 6/1/2001	$ 25,000,000

	Total Commercial Paper	1,282,971,614

Open-End Investment Companies—1.5%
720,378	AIM Liquid Assets Portfolio	720,378
805,732	Dreyfus Cash Management	805,732
27,197,307	Federated Prime Obligations Fund	27,197,307
729,992	Financial Square Prime Holdings Fund	729,992

	Total Open-End Investment Companies	29,453,409

(2) Repurchase Agreements—3.1%
15,000,000	Credit Suisse First Boston Inc., 4.050%, dated 5/31/2001, due 6/1/2001	15,000,000
7,500,000	Deutsche Bank Financial Inc., 4.140%, dated 5/31/2001, due 6/1/2001	7,500,000
2,500,000	Goldman Sachs Group, LP, 4.140%, dated 5/31/2001, due 6/1/2001	2,500,000
5,000,000	Merrill Lynch, Pierce, Fenner and Smith, 3.950%, dated 5/31/2001, due 6/1/2001	5,000,000
30,000,000	Morgan Stanley Group, Inc., 4.140%, dated 5/31/2001, due 6/1/2001	30,000,000

	Total Repurchase Agreements	60,000,000

	Total Investments, at Amortized Cost and Value (3)	$1,927,539,654

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(3)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,929,017,112) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2001 (UNAUDITED )

Assets:
Total investments in securities, at amortized cost and value		$1,927,539,654
Income receivable		9,119,527

Total Assets		1,936,659,181
Liabilities:
Income distribution payable	$ 7,308,373
Payable to Bank	17
Accrued expenses	333,679

Total Liabilities		7,642,069

Net assets for 1,929,017,112 shares outstanding		$1,929,017,112

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,929,017,112÷1,929,017,112 shares outstanding		$ 1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )

Investment Income:
Interest		$52,320,509

Expenses:
Investment adviser fee	$ 2,771,048
Administrative personnel and services fee	461,841
Custodian fees	111,067
Transfer and dividend disbursing agent fees and expenses	924
Directors’/Trustees’ fees	16,046
Auditing fees	7,073
Legal fees	3,378
Portfolio accounting fees	924
Share registration costs	27,263
Printing and postage	6,783
Insurance premiums	3,378
Miscellaneous	6,756

Total Expenses	3,416,481

Waiver:
Waiver of investment adviser fee	(1,753,851)

Net expenses		1,662,630

Net investment income		50,657,879

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 50,657,879	$ 96,677,079

Distributions to Shareholders:
Distributions from net investment income	(50,657,879)	(96,677,079)

Share Transactions:
Proceeds from sale of shares	2,249,961,150	4,145,126,464
Net asset value of shares issued to shareholders in payment of distributions declared	220,879	—
Cost of shares redeemed	(2,073,439,142)	(4,102,857,555)

Change in net assets resulting from share transactions	176,742,887	42,268,909

Change in net assets	176,742,887	42,268,909
Net Assets:
Beginning of period	1,752,274,225	1,710,005,316

End of period	$ 1,929,017,112	$ 1,752,274,225

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) May 31, 2001		Year Ended November 30,
			2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03		0.06	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)		(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	2.77%		6.35%	5.05%	5.54%	5.55%	5.44%
Ratios to Average Net Assets:
Expenses	0.18	%(2)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	5.48	%(2)	6.17%	4.93%	5.40%	5.43%	5.34%
Expense waiver/ reimbursement (3)	0.19	%(2)	0.19%	0.19%	0.19%	0.25%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,929,017		$1,752,274	$1,710,005	$1,829,211	$1,450,195	$1,176,855

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Computed on an annualized basis.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Value

Short-Term Municipals—91.5%
	Alabama—10.3%
$1,000,000	Birmingham, AL (Series A), Weekly VRDNs (First Alabama Bank, Memphis LOC)	$1,000,000
3,320,000	Birmingham, AL, GO (Series 1992A), Weekly VRDNs (Regions Bank, Alabama LOC)	3,320,000
20,000,000	DCH Health Care Authority Weekly VRDNs	20,000,000
6,200,000	Daphne-Villa Mercy, AL Special Care Facilities, Refunding Revenue Bonds Weekly VRDNs (Southtrust Bank of Alabama, Birmingham LOC)	6,200,000
7,700,000	Infirmary Health Systems, Inc. (Series A), Weekly VRDNs	7,700,000
7,125,000	Jefferson County, AL Weekly VRDNs	7,125,000
12,000,000	The Board of Trustees of the University of Alabama, University & College Improvements (Series B), Weekly VRDNs	12,000,000
340,000	Tuscaloosa County, AL, Port Authority (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	340,000

	Total	57,685,000

	Arizona—2.0%
7,000,000	Arizona School District, Certificates of Participation (Series 2000), 4.875% TANs, 7/31/2001	7,006,034
4,000,000	Tucson, AZ Water Revenue (Series D), 7.00% Bonds, 7/1/2001 (@102)	4,013,581

	Total	11,019,615

	Florida—8.5%
21,200,000	Alachua County, FL, Health Facilities Authority, Health Facilities Revenue Bonds (Series 1996B), Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida LIQ)	21,200,036
2,000,000	Dade County, FL, Public Improvement Refunding UT GO Bonds, 7.20% Bonds (FSA INS), 6/1/2001	2,000,000
2,680,000	Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(Banque Paribas, Paris COL)	2,680,000
240,000	Florida HFA, Revenue Bonds Weekly VRDNs	240,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Florida—continued
$4,610,000	Jacksonville, FL Educational Facilities, Educational Facilities Revenue Bonds Weekly VRDNs (Jacksonville University Project)/(First Union National Bank LOC)	$4,610,000
11,000,000	Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)	11,000,000
500,000	Polk County, FL, IDA, Refunding Revenue Bonds Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	500,000
1,000,000	Polk County, FL, IDA, Refunding Revenue Bonds Weekly VRDNs (IMC Fertilizer, Inc.)/(Rabobank Nederland, Utrecht LOC)	1,000,000
4,200,000	Southeast Volusia Hospital District, FL, Revenue Bonds (Series 1995), Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)	4,200,000

	Total	47,430,036

	Georgia—3.9%
5,000,000	Atlanta, GA (Series A), Weekly VRDNs (First Union National Bank LOC)	5,000,000
8,600,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1994B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	8,600,000
4,450,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1995B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	4,449,999
2,900,000	Lowndes County, GA, Residential Care Facilities for the Elderly Authority Weekly VRDNs (South Georgia Health Alliance Project)	2,900,000
770,000	Macon-Bibb County, GA, Urban Development Authority, Refunding Revenue Bonds (Series 1995), Weekly VRDNs (Macon Hotel Investors)/(Bank One, Michigan LOC)	770,000
400,000	Monroe County, GA, Development Authority IDRB, Refunding Revenue Bonds Weekly VRDNs (Forsyth Inns, Inc.)/(Michigan LOC)	400,000

	Total	22,119,999

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Idaho—0.6%
$3,500,000	Idaho State, 5.375% Bonds, 6/29/2001	$3,502,584

	Illinois—13.5%
11,700,000	Illinois Development Finance Authority Weekly VRDNs	11,700,000
740,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Aurora Central Catholic High School)	740,000
1,000,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Lake Forest Academy)/(Northern Trust Corp. LOC)	1,000,000
1,155,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Little City Foundation)	1,155,000
3,800,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Ignatius College)	3,800,000
1,415,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Paul’s House)/(Lasalle National Bank, Chicago LOC)	1,415,000
4,600,000	Illinois Development Finance Authority, IDB, TV Association (Series A), Weekly VRDNs (Chicago, IL Board of Education)	4,600,000
4,000,000	Illinois Development Finance Authority, IDB, Variable/Fixed Rate Demand Revenue Bonds (Series 1996), Weekly VRDNs (Chicago Symphony Orchestra Project)/(Bank of America, IL LOC)	4,000,000
5,900,000	Illinois Development Finance Authority, PCR (Series 1994B), Weekly VRDNs (Commonwealth Edison Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)	5,900,000
5,600,000	Illinois Educational Facilities Authority, Revenue Bonds Weekly VRDNs (Field Museum of Natural History)	5,600,000
9,000,000	Illinois Health Facilities Authority, Refunding Revenue Bond (Series B), Daily VRDNs	9,000,000
16,900,000	Illinois Health Facilities Authority, Refunding Revenue Bonds Daily VRDNs	16,900,000
8,600,000	Jackson-Union Counties, IL, Regional Port District Facilities Weekly VRDNs (Enron Transportation Services)	8,600,000
1,000,000	Orland Hills, IL, Multi-family Mortgage Revenue Bonds, Weekly VRDNs (Lasalle National Corp. LOC)	1,000,000

	Total	75,410,000

	Indiana—0.6%
3,070,000	Delaware County, IN Hospital Authority, Ball Memorial Hospital, 6.625% Bonds, 8/1/2001 (@102)	3,090,444

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Kentucky—3.6%
$20,000,000	Kentucky Association of Counties Advance Revenue, 4.50% TRANs, 6/29/2001	$20,007,337

	Louisiana—2.7%
1,700,000	Calcasieu Parish, LA, IDB, PCR Weekly VRDNs (Citgo Petroleum Corp.)	1,700,000
2,800,000	Lake Charles, LA Harbor & Terminal District, Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)	2,800,000
3,020,000	Louisiana PFA (Series E), 5.00% Bonds, 10/17/2001	3,024,911
1,255,000	Louisiana PFA (Series F), 5.00% Bonds, 10/17/2001	1,257,041
6,270,000	Louisiana PFA, Advance Fund Notes (Series B), 5.00% TRANs, 9/5/2001	6,277,848

	Total	15,059,800

	Maryland—2.2%
12,540,000	Maryland Health & Higher Educational Facilities Authority, (Series 1998A) Weekly VRDNs (Charlestown Community)/(First Union National Bank, Charlotte, NC LOC)	12,540,000

	Massachusetts—0.3%
1,000,000	Commonwealth of Massachusetts (Series B), Weekly VRDNs (Toronto Dominion Bank LOC)	1,000,000
100,000	Massachusetts HEFA (Series P-1), Weekly VRDNs (Partners Healthcare Systems)/(FSA INS)	100,000
500,000	Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (1994 Series C), Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	500,000

	Total	1,600,000

	Michigan—0.8%
4,400,000	Green Lake Township, MI, Refunding Revenue Bonds Weekly VRDNs (Lasalle National Corp. LOC)	4,400,000

	Minnesota—2.3%
2,250,000	Minnesota State, GO UT, 4.875% Bonds, 8/1/2001	2,252,081
5,500,000	Minnesota Tax and Aid Anticipation Borrowing Program (Series A), 5.00% Bonds, 8/9/2001	5,506,977
5,015,000	Minnesota Tax and Aid Anticipation Borrowing Program, Notes, 5.00% Bonds, 8/17/2001	5,022,099

	Total	12,781,157

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Mississippi—0.4%
$ 2,340,000	Jackson County, MS, Weekly VRDNs (Chevron Corp. GTD)	$ 2,340,000

	Missouri—4.7%
1,800,000	Kansas City, MO, IDA, IDRB, Weekly VRDNs (Mid-American Health Services)	1,800,000
13,200,000	Missouri State HEFA, Revenue Bonds (Series C), Daily VRDNs (Washington University)/(Morgan Guaranty Trust Co., New York SA)	13,200,000
11,600,000	Missouri State HEFA, Revenue Bonds (Series D), Daily VRDNs (Washington University)	11,600,000

	Total	26,600,000

	New York—1.8%
6,000,000	Long Island Power Authority (Subseries 7A), Weekly VRDNs (Credit Suisse First Boston and MBIA LOCs)	6,000,000
3,000,000	New York City Municipal Water Finance Authority (Series A), 6.25% Bonds, 6/15/2001 (@100)	3,002,202
100,000	New York City, NY (Series 1994E-2), Daily VRDNs (Morgan Guaranty Trust Co., New York LOC)	100,000
100,000	New York City, NY, GO UT Refunding Bonds (Subseries E3), Daily VRDNs	100,000
770,000	New York State Energy Research & Development Authority, PCR Bonds (Series 1994 C), Daily VRDNs (New York State Electric and Gas Corp.)/(Morgan Guaranty Trust Co., New York LOC)	770,000

	Total	9,972,202

	North Carolina—2.7%
1,500,000	Alamance County, NC Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds Weekly VRDNs (SCI Systems, Inc.)	1,500,000
8,200,000	Mecklenburg County, NC (Series E), Weekly VRDNs (Bank of America, N.A. LOC)	8,200,000
1,900,000	North Carolina Educational Facilities Finance Agency Weekly VRDNs (Gardner Webb University)/(First Union National Bank, Charlotte, NC LOC)	1,900,000
3,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond Weekly VRDNs	3,000,000
200,000	North Carolina Medical Care Commission, Revenue Bond Weekly VRDNs (Catholic Health East)	200,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	North Carolina—continued
$ 115,000	North Carolina Medical Care Commission, Revenue Bonds (Series A), Weekly VRDNs (Pooled Financing Program)	$ 115,000

	Total	14,915,000

	Ohio—2.3%
915,000	Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany Lutheran Village)	915,000
2,000,000	Hamilton County, OH Sewer System, 6.70% Bonds, 6/1/2001 (@102)	2,040,000
10,000,000	Lorain County, OH (Series A), 3.40% CP, Mandatory Tender 6/21/2001	10,000,000

	Total	12,955,000

	Oregon—0.9%
5,000,000	Oregon State, Veteran’s Welfare Bonds (Series 73F), Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	5,000,000

	Pennsylvania—2.8%
4,500,000	Allegheny County, PA, IDA, Revenue Bonds (Series A), Weekly VRDNs (United Jewish Federation of Greater Pittsburgh VRDB)/(PNC Bank, NA LOC)	4,500,000
11,000,000	Allegheny County, PA Port Authority, 4.38% TRANs, 6/29/2001	11,005,000

	Total	15,505,000

	South Carolina—1.7%
5,500,000	Brookland Cayce, SC, (GO UT), 4.75% Bonds, 10/11/2001	5,507,618
4,150,000	Pickens & Richland Countys, SC, Hospital Facilities Refunding Revenue Bonds (Series A), 7.00% Bonds (South Carolina Baptist Hospital)/(AMBAC INS)/(United States Treasury PRF), 8/1/2001 (@102)	4,179,619

	Total	9,687,237

	Tennessee—6.5%
14,860,000	Clarksville, TN, Public Building Authority, Adjustable Rate Pooled Financing Revenue Bonds (Series 1997), Weekly VRDNs (Tennessee Municipal Bond Fund)/(Bank of America, NA, Charlotte, LOC)	14,860,000
1,100,000	Clarksville, TN, Public Building Authority, Public Improvement Revenue Bonds Weekly VRDNs	1,100,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Tennessee—continued
$7,600,000	Metropolitan Nashville, TN Airport Authority (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC)	$7,600,000
1,900,000	Montgomery Co, TN, Public Building Authority Weekly VRDNs	1,900,000
11,000,000	Shelby County, TN Health Education & Housing Facilities Board (Series 2000), 3.25% CP (Baptist Memorial Hospital)/(Bank of America, NA LOC), Mandatory Tender 7/19/2001	11,000,000

	Total	36,460,000

	Texas—3.3%
4,000,000	Austin, TX, Independent School District, GO UT, 6.125% Bonds (PSFG INS), 8/1/2001 (@100)	4,011,637
10,600,000	Lower Neches Valley, TX, Refunding Revenue Bonds, 3.25% TOBs (Chevron U.S.A., Inc.), Optional Tender 8/16/2001	10,600,000
3,700,000	Richardson, TX Independent School District (Series A), Weekly VRDNs (PSFG INS)/(Union Bank of Switzerland, Zurich SA)	3,700,000

	Total	18,311,637

	Virginia—0.0%
300,000	Roanoke, VA, IDA, Hospital Revenue Bonds (Series 1997B), Daily VRDNs (Carilion Health System Obligated Group)	300,000

	Washington—1.2%
2,500,000	Port of Seattle, WA (Series A), 4.75% Bonds, 6/1/2001	2,507,602
4,000,000	Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds (Series 1997B), Daily VRDNs (Virginia Mason Medical Center)/(MBIA INS)/(Credit Suisse First Boston LIQ)	4,000,000

	Total	6,507,602

	Wisconsin—11.9%
17,500,000	Wisconsin Health and Educational Facilities Authority (Series A) Revenue Bonds Weekly VRDNs (Felician Health Care, Inc.)/(AMBAC INS)	17,500,000
5,000,000	Wisconsin Health and Educational Facilities Authority, Revenue Bond Weekly VRDNs (University Wisconsin Medical Foundation)	5,000,000
11,200,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series 1994), Weekly VRDNs (Felician Health Care, Inc.)/(Lasalle Bank, NA LOC)	11,200,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Wisconsin—continued
$7,320,000	Wisconsin State Health Facilities Authority, Revenue Bonds (Series A-2), Weekly VRDNs (Franciscan Health Care)	$ 7,320,000
8,495,000	Wisconsin State Health Facilities Authority, Revenue Bonds Weekly VRDNs (Franciscan Health Care)/(Toronto Dominion Bank LOC)	8,495,000
17,000,000	Wisconsin State (Series A), 3.20% CP (Bank of Nova Scotia, Toronto and Commerzbank AG, Frankfurt LIQs), Mandatory Tender 6/21/2001	17,000,000

	Total	66,515,000

	Total Short-Term Municipals	511,714,650

Open-End Investment Companies—8.0%
9,713,317	AIM Global Management Short Term Investments Money Market Fund	9,713,317
282	Dreyfus Tax Exempt Money Market Fund	282
17,071,916	Federated Tax-Free Obligations Fund	17,071,916
17,746,153	Fidelity Tax Exempt Money Market Fund	17,746,153

	Total Open-End Investment Companies	44,531,668

	Total Investments, at Amortized Cost and Value (1)	$556,246,318

(1) Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($559,416,856) at May 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
COL—Collateralized
CP—Commercial Paper
FSA—Financial Security Assurance
GO—General Obligation
GTD—Guaranteed
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IDA—Industrial Development Authority
IDB—Industrial Development Bond
IDRB—Industrial Development Revenue Bond

INS—Insured
LIQ(s)—Liquidity Agreement(s)
LOC(s)—Letter(s) of Credit
MBIA—Municipal Bond Investors Assurance
PCR—Pollution Control Revenue
PFA—Public Facility Authority
PRF—Prerefunded
SA—Support Agreement
TANs—Tax Anticipation Notes
TOBs—Tender Option Bonds
TRANs—Tax and Revenue Anticipation Notes
UT—Unlimited Tax
VRDB—Variable Rate Demand Bond
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2001 (UNAUDITED )
Assets:
Total investments in securities, at amortized cost and value		$556,246,318
Cash		11
Income receivable		4,941,271

Total Assets		561,187,600
Liabilities:
Income distribution payable	$1,557,797
Accrued expenses	212,947

Total Liabilities		1,770,744

Net assets for 559,416,856 shares outstanding		$559,416,856

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$324,838,234÷324,838,234 shares outstanding		$1.00

Investment Shares:
$234,578,622÷234,578,622 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )
Investment Income:
Interest		$ 9,527,346
Expenses:
Investment adviser fee	$ 1,328,421
Administrative personnel and services fee	190,413
Custodian fees	45,179
Transfer and dividend disbursing agent fees and expenses	1,860
Directors’/Trustees’ fees	3,368
Auditing fees	7,706
Legal fees	2,837
Portfolio accounting fees	266
Distribution services fee—Investment Shares	427,546
Share registration costs	15,759
Printing and postage	12,311
Insurance premiums	1,063
Miscellaneous	1,240

Total Expenses	2,037,969
Waiver:
Waiver of investment adviser fee	(972,703)

Net expenses		1,065,266

Net investment income		$8,462,080

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) May 31, 2001	Year Ended November 31, 2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 8,462,080	$ 15,654,324

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,316,757)	(9,739,551)
Investment Shares	(3,145,323)	(5,914,773)

Change in net assets resulting from distributions to shareholders	(8,462,080)	(15,654,324)

Share Transactions:
Proceeds from sale of shares	440,266,344	703,231,616
Net asset value of shares issued to shareholders in payment of distributions declared	452,193	993,423
Cost of shares redeemed	(367,051,834)	(588,377,810)

Change in net assets resulting from share transactions	73,666,703	115,847,229

Change in net assets	73,666,703	115,847,229
Net Assets:
Beginning of period	485,750,153	369,902,924

End of period	$559,416,856	$485,750,153

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) May 31, 2001		Year Ended November 30,
			2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02		0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	1.68%		3.89%	2.99%	3.29%	3.41%	3.24%
Ratios to Average Net Assets:
Expenses	0.24	%(2)	0.24%	0.24%	0.24%	0.24%	0.29%
Net investment income	3.35	%(2)	3.79%	2.95%	3.24%	3.34%	3.22%
Expense waiver/reimbursement (3)	0.37	%(2)	0.38%	0.39%	0.42%	0.45%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$324,838		$293,860	$225,466	$275,323	$182,473	$118,877

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Computed on an annualized basis.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount or Shares		Value

U.S. Government Obligations—45.0%
	U.S. Treasury Bills—28.8%
$190,000,000	3.620%-3.960%, 6/7/2001-11/8/2001	$189,364,497

	U.S. Treasury Notes—16.2%
105,000,000	5.750%-6.500%, 6/30/2001-5/31/2002	106,886,791

	Total U.S. Government Obligations	296,251,288

(1) Repurchase Agreements—49.1%
25,000,000	Credit Suisse First Boston Inc., 4.050%, dated 5/31/2001, due 6/1/2001	25,000,000
113,000,000	Deutsche Bank Financial, Inc., 4.030%, dated 5/31/2001, due 6/1/2001	113,000,000
25,000,000	Goldman Sachs Group, LP, 4.020%, dated 5/31/2001, due 6/1/2001	25,000,000
25,000,000	J.P Morgan Tri Party Repo, 4.000%, dated 5/31/2001, due 6/1/2001	25,000,000
25,000,000	Merrill Lynch, Pierce, Fenner and Smith, 3.950%, dated 5/31/2001, due 6/1/2001	25,000,000
110,000,000	Morgan Stanley Group, Inc., 3.980%, dated 5/31/2001, due 6/1/2001	110,000,000

	Total Repurchase Agreements	323,000,000

Open-End Investment Companies—6.1%
26,039,747	Federated Treasury Obligations Fund	26,039,747
14,102,506	Financial Square Treasury Obligation Fund	14,102,506

	Total Open-End Investment Companies	40,142,253

	Total Investments, at amortized cost and value (2)	$659,393,541

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($658,049,524) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2001 (UNAUDITED )

Assets:
Investments in repurchase agreements	$323,000,000
Investments in securities	336,393,541

Total investments in securities, at amortized cost and value		$659,393,541
Cash		160,820
Income receivable		869,088

Total Assets		660,423,449

Liabilities:
Income distribution payable	2,178,787
Accrued expenses	195,138

Total Liabilities		2,373,925

Net assets for 658,049,524 shares outstanding		$658,049,524

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$479,905,253÷479,905,253 shares outstanding		$ 1.00

Investment Shares:
$178,144,271÷178,144,271 shares outstanding		$ 1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )
Investment Income:
Interest		$18,648,653
Expenses:
Investment adviser fee	$1,717,575
Administrative personnel and services fee	246,051
Custodian fees	53,054
Transfer and dividend disbursing agent fees and expenses	2,143
Directors’/Trustees’ fees	5,959
Auditing fees	7,214
Legal fees	2,402
Portfolio accounting fees	1,259
Distribution services fee—Investment Shares	389,989
Share registration costs	18,845
Printing and postage	12,625
Insurance premiums	1,467
Miscellaneous	2,517

Total expenses	2,461,100
Waiver:
Waiver of investment adviser fee	(1,246,599)

Net expenses		1,214,501

Net investment income		$17,434,152

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 17,434,152	$ 36,669,534

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,771,080)	(25,355,348)
Investment Shares	(4,663,072)	(11,314,186)

Change in net assets resulting from distributions to shareholders	(17,434,152)	(36,669,534)

Share Transactions:
Proceeds from sale of shares	724,597,946	1,468,590,551
Net asset value of shares issued to shareholders in payment of distributions declared	1,267,012	2,954,316
Cost of shares redeemed	(753,902,897)	(1,442,236,831)

Change in net assets resulting from share transactions	(28,037,939)	29,308,036

Change in net assets	(28,037,939)	29,308,036

Net Assets:
Beginning of period	686,087,463	656,779,427

End of period	$658,049,524	$ 686,087,463

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) May 31, 2001		Year Ended November 30,
			2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03		0.06	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)		(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	2.60%		5.94%	4.77%	5.25%	5.31%	5.18%
Ratios to Average Net Assets:
Expenses	0.24	%(2)	0.24%	0.24%	0.24%	0.24%	0.30%
Net investment income	5.19	%(2)	5.72%	4.65%	5.15%	5.20%	5.07%
Expense waiver/reimbursement (3)	0.36	%(2)	0.37%	0.38%	0.40%	0.41%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$479,905		$495,564	$448,758	$466,538	$510,323	$302,306

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Computed on an annualized basis.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

MAY 31, 2001 (UNAUDITED )

1. ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of nineteen portfolios. The following portfolios are included herein (individually referred to as the “Fund”, or collectively as the “Funds”):

Portfolio	Investment Objective

Wachovia Prime Cash Management Fund (“Prime Cash Fund”)	To provide current income consistent with stability of principal and liquidity.

Wachovia Tax-Free Money Market Fund (“Tax-Free Fund”)	To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

Wachovia U.S. Treasury Money Market Fund (“U.S. Treasury Fund”)	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Funds, except for Prime Cash Fund, offer two classes of shares: Institutional Shares and Investment Shares. Prime Cash Fund only offers Institutional Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

WACHOVIA MONEY MARKET FUNDS

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS— Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

FEDERAL TAXES— It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

WACHOVIA MONEY MARKET FUNDS

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Prime Cash Fund		Tax-Free Fund		U.S. Treasury Fund
	Six Months Ended May 31, 2001	Year Ended November 30, 2000	Six Months Ended May 31, 2001	Year Ended November 30, 2000	Six Months Ended May 31, 2001	Year Ended November 30, 2000
Institutional Shares
Shares sold	2,249,961,150	4,145,126,464	221,367,276	344,564,020	550,033,943	1,075,430,476
Shares issued to shareholders in payment of distributions declared	220,879	—	—	—	8,495	—
Shares redeemed	(2,073,439,142)	(4,102,857,555)	(190,389,409)	(276,170,083)	(565,701,890)	(1,028,624,212)

Net change resulting from Institutional Shares transactions	176,742,887	42,268,909	30,977,867	68,393,937	(15,659,452)	46,806,264

Investment Shares
Shares sold	—	—	218,899,068	358,667,596	174,564,003	393,160,075
Shares issued to shareholders in payment of distributions declared	—	—	452,193	993,423	1,258,517	2,954,316
Shares redeemed	—	—	(176,662,425)	(312,207,727)	(188,201,007)	(413,612,619)

Net change resulting from Investment Shares transactions	—	—	42,688,836	47,453,292	(12,378,487)	(17,498,228)

Net change resulting from share transactions	176,742,887	42,268,909	73,666,703	115,847,229	(28,037,939)	29,308,036

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee—Wachovia Fund Advisers, a division of Wachovia Bank N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on each Fund’s average daily net assets.

Fund	Annual rate
Prime Cash Fund	0.30%
Tax-Free Fund	0.50%
U.S.Treasury Fund	0.50%

As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion anytime after January 31, 2002.

WACHOVIA MONEY MARKET FUNDS

ADMINISTRATIVE FEE— Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Prime Cash Fund) and The Wachovia Municipal Funds for the period. FServ’s fee with respect to Prime Cash Fund is based upon its average net assets. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEES— Under the terms of the Plan, each Fund (excluding Prime Cash Fund) will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of each Fund’s Investment Shares. The Plan provides that each Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES— FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES— FServ, through its subsidiary FSSC, maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES— Wachovia Bank, N.A. is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6504
831-30 (7/01)

Cusip 929901684
Cusip 929901304
Cusip 929901833

G01144-04 (7/01)

THE WACHOVIA FUNDS

WACHOVIA EQUITY FUND
WACHOVIA QUANTITATIVE EQUITY FUND
WACHOVIA GROWTH AND INCOME FUND
WACHOVIA EQUITY INDEX FUND
WACHOVIA SPECIAL VALUES FUND
WACHOVIA EMERGING MARKETS FUND
WACHOVIA PERSONAL EQUITY FUND
WACHOVIA BLUE CHIP VALUE FUND
WACHOVIA NEW HORIZONS FUND
WACHOVIA INTERNATIONAL EQUITY FUND
WACHOVIA BALANCED FUND
WACHOVIA FIXED INCOME FUND
WACHOVIA INTERMEDIATE FIXED INCOME FUND
WACHOVIA SHORT -TERM FIXED INCOME FUND

THE WACHOVIA MUNICIPAL FUNDS

WACHOVIA GA MUNICIPAL BOND FUND
WACHOVIA NC MUNICIPAL BOND FUND
WACHOVIA SC MUNICIPAL BOND FUND
WACHOVIA VA MUNICIPAL BOND FUND

Combined Semi-Annual Report
May 31, 2001

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WWW.WACHOVIAFUNDS.COM

PRESIDENT’S MESSAGE
Dear Shareholder:

I am pleased to present the combined Semi-Annual Report to Shareholders for The Wachovia Funds and The Wachovia Municipal Funds. This Report covers the six-month period from December 1, 2000 through May 31, 2001, and includes a complete list of fund holdings and the financial statements. The following fund-by-fund highlights cover performance activity in Class A Shares, Class B Shares, Class C Shares, and Class Y Shares.

The Wachovia Funds
Wachovia Equity Fund pursues growth of principal and income by focusing on stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the reporting period, the fund’s portfolio included blue-chip stocks issued by some of America’s largest, best-known companies such as Alcoa, American Express, AOL Time Warner, Bank of America, Cisco Systems, Du Pont, Exxon Mobil, General Electric, Pfizer, Sprint, and Wal-Mart. The fund’s net assets totaled $361.7 million at the end of the reporting period.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares	(9.66)%	$0.04	$0.48	$17.14 to $15.02
Class B Shares	(9.97)%	—	$0.48	$16.95 to $14.83
Class C Shares†	(16.58)%	$0.04	$0.48	$18.51 to $14.98
Class Y Shares	(9.53)%	$0.06	$0.48	$17.15 to $15.03
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

Wachovia Quantitative Equity Fund pursues growth and income by investing in a portfolio of stocks issued by large, established companies across the entire industrial spectrum. On the last day of the reporting period, the portfolio included quality names like AT&T, Anheuser-Busch, BellSouth, Bristol-Myers Squibb, Citigroup, Exxon Mobil, IBM, Intel, PepsiCo, Target, and Wal-Mart Stores. The fund’s net assets ended the reporting period at $577.8 million.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares	(10.02)%	$0.02	$1.32	$21.71 to $18.30
Class B Shares	(10.34)%	—	$1.32	$21.49 to $18.06
Class C Shares†	(13.84)%	$0.03	$1.32	$22.66 to $18.29
Class Y Shares	(9.89)%	$0.05	$1.32	$21.74 to $18.33
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

Wachovia Growth and Income Fund pursues total return through growth of capital and income. At the end of the reporting period, the fund’s holdings included such names as Du Pont, Lowe’s, Merck & Co., NEXTEL Communications, Nokia and AOL Time Warner. The fund’s net assets ended the reporting period at $238.9 million.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares	(12.60)%	—	$1.40	$20.00 to $16.23
Class B Shares†	(18.16)%	—	$1.40	$21.33 to $16.21
Class C Shares†	(18.11)%	—	$1.40	$21.33 to $16.22
Class Y Shares	(12.51)%	—	$1.40	$20.04 to $16.28
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

(1)
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Wachovia Equity Index Fund pursues a total return that approximates that of the Standard & Poor’s 500 Index—a classic benchmark of stock market performance.(1) As a result, the fund’s extensive portfolio contained stocks issued across the entire spectrum of American business and industry. At the end of the reporting period, the fund’s net assets totaled $427.0 million.

	Total Return Based on NAV(2)	Income	Capital Gains	Share Price Change
Class A Shares	(4.29)%	$0.11	—	$24.24 to $23.09
Class B Shares†	(9.05)%	$0.11	—	$25.47 to $23.06
Class C Shares†	(9.10)%	$0.10	—	$25.47 to $23.06
Class Y Shares	(4.16)%	$0.14	—	$24.28 to $23.13
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

Wachovia Special Values Fund pursues growth of principal by investing in a diversified portfolio of small-company stocks.(3) Unlike many other funds that invest in small-company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values. At the end of the reporting period, the fund’s net assets totaled $253.3 million.

	Total Return Based on NAV(2)	Income	Capital Gains	Share Price Change
Class A Shares	22.65%	$0.24	$0.13	$16.53 to $19.84
Class B Shares	22.19%	$0.13	$0.13	$16.40 to $19.74
Class C Shares†	16.04%	$0.28	$0.13	$17.46 to $19.78
Class Y Shares	22.77%	$0.28	$0.13	$16.57 to $19.86
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

Wachovia Emerging Markets Fund pursues growth over the long term by investing in stocks of foreign companies located in emerging market countries.(4) The fund’s managers use a unique “two-tier, equal weighting” approach to selecting stocks for the fund that offers greater diversification than most emerging market funds, with the opportunity for better protection from unexpected negative developments in any one country. At the end of the reporting period, the fund’s portfolio contained stocks issued by companies from 27 countries. Mexico (12.0%), the Republic of Korea (10.5%), South Africa (10.3%), Brazil (10.3%) and Hong Kong (7.2%) were the largest country commitments. The fund’s net assets ended the reporting period at $177.3 million.

	Total Return Based on NAV(2)	Income	Capital Gains	Share Price Change
Class A Shares	5.43%	—	—	$ 9.76 to $10.29
Class B Shares†	(1.84)%	$0.03	—	$10.51 to $10.30
Class C Shares†	(1.65)%	$0.03	—	$10.51 to $10.33
Class Y Shares	5.58%	$0.03	—	$ 9.80 to $10.32
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

Wachovia Personal Equity Fund pursues growth of principal and income by investing in a portfolio of high quality companies. This fund is specifically managed to minimize the unpleasant tax consequence of capital gains distributions through a long-term, buy-and-hold strategy that avoids short-term trading, as well as offsetting or minimizing capital gains by selling securities that have declined in value, have the highest cost basis, or have not met expectations for growth. The fund’s net assets ended the reporting period at $348.0 million.

	Total Return Based on NAV(2)	Income	Capital Gains	Share Price Change
Class A Shares	(11.26)%	—	$0.08	$ 9.98 to $8.78
Class B Shares†	(16.74)%	$0.01	$0.08	$10.63 to $8.77
Class C Shares†	(16.50)%	$0.01	$0.08	$10.63 to $8.79
Class Y Shares	(11.24)%	$0.01	$0.08	$10.00 to $8.79
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

(1)
The Standard & Poor’s 500 Index is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index. The fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor’s rating group.

(2)
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

(3)	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

(4)
International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

Wachovia Blue Chip Value Fund, which began operation on December 26, 2000, pursues growth of principal and income by investing in large-cap, blue chip U.S. companies in traditional sectors of the U.S. economy that are adopting New Economy tools to enhance their business, and that appear to be undervalued in the marketplace. At the end of the reporting period, this new fund’s assets reached $1.5 million.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares†	(0.94)%	$0.01	—	$10.00 to $9.90
Class B Shares†	(1.20)%	—	—	$10.00 to $9.88
Class C Shares†	(1.10)%	—	—	$10.00 to $9.89
Class Y Shares†	(0.80)%	$0.01	—	$10.00 to $9.91
†	Performance is from 12/26/2000 (date of initial public investment) through 5/31/2001.

Wachovia New Horizons Fund, which began operation on December 22, 2000, pursues growth by investing in mid- to large-cap U.S. companies with innovative products and services that are driving the New Economy. (2) The fund’s diversified portfolio spans New Economy sectors and industries, including: Information Technology, Communication Services, Health Care, Broadcast Media, Entertainment, Pharmaceutical, Medical Technology, Biotechnology, and E-Commerce. At the end of the reporting period, this new fund’s assets reached $1.4 million.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares†	(24.90)%	—	—	$10.00 to $7.51
Class B Shares††	(25.00)%	—	—	$10.00 to $7.50
Class C Shares††	(25.00)%	—	—	$10.00 to $7.50
Class Y Shares††	(24.80)%	—	—	$10.00 to $7.52
†	Performance is from 12/22/2000 (date of initial public investment) through 5/31/2001.
††	Performance is from 12/26/2000 (date of initial public investment) through 5/31/2001.

Wachovia International Equity Fund, the newest addition to The Wachovia Funds, began operation on March 2, 2001. This fund pursues capital appreciation by investing in stocks issued by large, established companies headquartered in developed countries beyond the United States.(3) At the end of the reporting period, this new fund’s assets reached $1.8 million.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares†	0.00%	—	—	$10.00 to $10.00
Class B Shares†	0.00%	—	—	$10.00 to $10.00
Class C Shares†	(0.20)%	—	—	$10.00 to $ 9.98
Class Y Shares†	0.00%	—	—	$10.00 to $10.00
†	Performance is from 3/2/2001 (date of initial public investment) through 5/31/2001.

Wachovia Balanced Fund pursues a popular investment objective—long-term growth and current income—by investing in a quality combination of stocks and bonds. At the end of the reporting period, the fund’s net assets stood at $555.8 million.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares	(3.72)%	$0.16	$0.90	$13.71 to $12.18
Class B Shares	(4.03)%	$0.11	$0.90	$13.67 to $12.15
Class C Shares†	(8.38)%	$0.16	$0.90	$14.39 to $12.17
Class Y Shares	(3.58)%	$0.18	$0.90	$13.73 to $12.20
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

(1)
Past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

(2)
Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified. In addition, the fund may be subject to specific risks of the technology sector, such as obsolescence.

(3)	International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Wachovia Fixed Income Fund pursues a high level of total return from a diversified portfolio of income-producing securities. At the end of the reporting period, the fund’s $587.4 million in net assets was invested across U.S. government agency securities (39.4%), corporate bonds (27.4%), U.S. Treasury obligations (10.3%), registered investment companies (9.5%), asset-backed securities (4.8%), collateralized mortgage obligations (6.0%), foreign bonds (2.6%) and a repurchase agreement (2.0%).

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares	4.78%	$0.26	—	$9.71 to $9.91
Class B Shares	4.39%	$0.23	—	$9.71 to $9.91
Class C Shares†	3.92%	$0.25	—	$9.78 to $9.91
Class Y Shares	4.91%	$0.27	—	$9.71 to $9.91
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

Wachovia Intermediate Fixed Income Fund pursues current income consistent with preservation of capital from a diversified portfolio of intermediate-term income-producing securities. At the end of the reporting period, the fund’s $132.8 million in net assets was invested across corporate bonds (37.3%), U.S. government agency securities (26.8%), U.S. Treasury obligations (15.1%), asset-backed securities (4.4%), registered investment companies (10.4%), collateralized mortgage obligations (3.4%) and a repurchase agreement (1.5%).

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares	4.59%	$0.26	—	$9.72 to $9.90
Class B Shares†	4.29%	$0.28	—	$9.76 to $9.90
Class C Shares†	4.11%	$0.26	—	$9.76 to $9.90
Class Y Shares	4.83%	$0.28	—	$9.71 to $9.90
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

Wachovia Short-Term Fixed Income Fund pursues a high level of income from a diversified portfolio that, based on net assets at the end of the reporting period, consisted primarily of corporate bonds (56.3%), U.S. government agency obligations (23.9%), a repurchase agreement (12.6%), U.S. Treasury obligations (4.6%), a collateralized mortgage obligation (2.4%) and an asset-backed security (2.2%). These short-term, income-producing securities are managed to pursue an income stream and help to cushion shareholders against volatility during periods of interest rate increases. Total net assets stood at $45.5 million on the last day of the reporting period.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares	5.00%	$0.25	—	$9.73 to $9.96
Class B Shares†	4.54%	$0.25	—	$9.77 to $9.96
Class C Shares†	4.70%	$0.26	—	$9.77 to $9.96
Class Y Shares	5.13%	$0.26	—	$9.73 to $9.96
†	Performance is from 12/12/2000 (date of initial public investment) through 5/31/2001.

The Wachovia Municipal Funds
Wachovia Georgia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Georgia state income tax.(2) The fund invests in a portfolio of bonds issued by municipalities across Georgia that are rated A or higher by nationally recognized rating agencies. Net assets totaled $114.9 million on the last day of the reporting period.

	Total Return Based on NAV(1)	Income	Capital Gains	Share Price Change
Class A Shares	4.17%	$0.23	—	$10.84 to $11.06
Class Y Shares	4.30%	$0.24	—	$10.84 to $11.06

(1)
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

(2)	Income may be subject to the federal alternative minimum tax.

Wachovia North Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and North Carolina state income tax.(1) At the end of the reporting period, the fund’s $424.5 million in net assets were invested in bonds issued by municipalities across North Carolina. All holdings are rated A or higher at the time of purchase by nationally recognized rating agencies.

	Total Return Based on NAV(2)	Income	Capital Gains	Share Price Change
Class A Shares	4.16%	$0.23	—	$10.96 to $11.19
Class Y Shares	4.29%	$0.24	—	$10.96 to $11.19

Wachovia South Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and South Carolina state income tax.(1) The fund invests in a portfolio of bonds issued by South Carolina municipalities that are rated A or higher at the time of purchase by nationally recognized rating agencies. Total net assets reached $335.3 million at the reporting period’s end.

	Total Return Based on NAV(2)	Income	Capital Gains	Share Price Change
Class A Shares	4.09%	$0.24	—	$10.84 to $11.04
Class Y Shares	4.22%	$0.26	—	$10.84 to $11.04

Wachovia Virginia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Virginia state income tax.(1) The fund invests in a portfolio of bonds issued by Virginia municipalities that are rated A or higher at the time of purchase by nationally recognized rating agencies. Total net assets reached $133.3 million at the reporting period’s end.

	Total Return Based on NAV(2)	Income	Capital Gains	Share Price Change
Class A Shares	4.36%	$0.22	—	$10.08 to $10.30
Class Y Shares	4.49%	$0.23	—	$10.08 to $10.30

(1)	Income may be subject to the federal alternative minimum tax.

(2)
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Thank you for pursuing your financial goals through one or more of The Wachovia Funds. We look forward to keeping you up-to-date on your investment progress.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
July 15, 2001

Total returns for the period adjusted for the maximum sales charge or contingent deferred sales charge are as follows:

Wachovia Equity Fund, Class A Shares, (14.87)%; Class B Shares, (14.34)%; Class C Shares, (18.22)%
Wachovia Quantitative Equity Fund, Class A Shares, (15.18)%; Class B Shares, (14.54)%; Class C Shares, (15.51)%
Wachovia Growth and Income Fund, Class A Shares, (17.62)%; Class B Shares, (21.96)%; Class C Shares, (19.69)%
Wachovia Equity Index Fund, Class A Shares, (9.80)%; Class B Shares, (13.57)%; Class C Shares, (10.91)%
Wachovia Special Values Fund, Class A Shares, 15.58%; Class B Shares, 17.19%; Class C Shares, 13.87%
Wachovia Emerging Markets Fund, Class A Shares, (0.68)%; Class B Shares, (6.74)%; Class C Shares, (3.64)%
Wachovia Personal Equity Fund, Class A Shares, (16.37)%; Class B Shares, (20.86)%; Class C Shares, (18.17)%
Wachovia Blue Chip Value Fund, Class A Shares, (6.64)%; Class B Shares, (6.14)%; Class C Shares, (3.06)%
Wachovia New Horizons Fund, Class A Shares, (29.22)%; Class B Shares, (28.75)%; Class C Shares, (26.49)%
Wachovia International Equity Fund, Class A Shares, (5.75)%; Class B Shares, (5.00)%; Class C Shares, (2.18)%
Wachovia Balanced Fund, Class A Shares, (9.28)%; Class B Shares, (8.48)%; Class C Shares, (10.16)%
Wachovia Fixed Income Fund, Class A Shares, 0.04%; Class B Shares, (0.61)%; Class C Shares, 1.88%
Wachovia Intermediate Fixed Income Fund, Class A Shares, (0.14)%; Class B Shares, (0.71)%; Class C Shares, 2.06%
Wachovia Short-Term Fixed Income Fund, Class A Shares, 2.37%; Class B Shares, (0.46)%; Class C Shares, 3.64%
Wachovia Georgia Municipal Bond Fund, Class A Shares, (0.51)%
Wachovia North Carolina Municipal Bond Fund, Class A Shares, (0.55)%
Wachovia South Carolina Municipal Bond Fund, Class A Shares, (0.59)%
Wachovia Virginia Municipal Bond Fund, Class A Shares, (0.29)%

The maximum sales charge for Class A Shares is 5.75% for equity funds, 4.50% for fixed income funds, except for the Short-Term Fixed Income Fund, which has a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for Class B Shares is 5.00%. The maximum sales charge and maximum contingent deferred sales charge for Class C Shares is 1% and 1%, respectively.

WACHOVIA EQUITY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—88.5%
	Basic Materials—3.4%
105,219	Alcoa, Inc.	$ 4,540,200
34,954	Du Pont (E.I.) de Nemours & Co.	1,621,866
65,164	Praxair, Inc.	3,277,098
48,102	(1)Watson Pharmaceuticals, Inc.	2,890,930

	Total	12,330,094

	Capital Goods—7.4%
82,770	Dover Corp.	3,508,620
237,378	General Electric Co.	11,631,522
132,833	Tyco International Ltd.	7,631,256
49,089	United Technologies Corp.	4,089,605

	Total	26,861,003

	Communication Services—4.8%
230,357	(1)Global Crossing Ltd.	2,925,534
156,420	(1)NEXTEL Communications, Inc., Class A	2,490,206
107,935	(1)Qwest Communications International, Inc.	3,965,532
144,325	(1)Sprint Corp. (PCS Group)	3,175,150
88,607	Verizon Communications, Inc.	4,860,094

	Total	17,416,516

	Consumer Cyclicals—5.4%
37,855	Centex Corp.	1,411,234
42,941	(1)Costco Wholesale Corp.	1,670,834
47,314	Interpublic Group Cos., Inc.	1,738,316
82,041	(1)Linens ’N Things, Inc.	2,371,805
114,229	Lowe’s Cos., Inc.	7,942,342
83,444	Wal-Mart Stores, Inc.	4,318,227

	Total	19,452,758

	Consumer Staples—9.2%
218,971	(1)AT&T Corp.-Liberty Media Corp., Class A	3,689,661
49,376	Avon Products, Inc.	2,160,694
80,953	CVS Corp.	4,444,320
48,098	Harley Davidson, Inc.	2,259,163
60,177	Kimberly-Clark Corp.	3,637,700
220,304	(1)Kroger Co., Inc.	5,494,382
91,830	Philip Morris Cos., Inc.	4,720,980
119,074	(1)Viacom, Inc., Class B	6,863,425

	Total	33,270,325

Shares		Value

Common Stocks—continued
	Energy—7.6%
150,684	Conoco, Inc., Class A	$ 4,659,149
94,045	ENSCO International, Inc.	3,029,189
124,841	Exxon Mobil Corp.	11,079,639
62,658	Royal Dutch Petroleum Co., ADR	3,820,885
75,152	Schlumberger Ltd.	4,736,831

	Total	27,325,693

	Finance—16.8%
130,623	American Express Co.	5,501,841
98,661	American International Group, Inc.	7,991,541
54,951	Bank of America Corp.	3,255,847
65,568	Bank of New York Co., Inc.	3,580,669
241,645	Citigroup, Inc.	12,384,306
46,052	Franklin Resources, Inc.	2,049,314
97,317	Freddie Mac	6,442,385
103,855	J.P. Morgan Chase & Co.	5,104,473
16,707	MBIA, Inc.	881,294
64,894	MBNA Corp.	2,340,078
12,747	Marsh & McLennan Cos., Inc.	1,337,160
43,841	Morgan Stanley, Dean Witter & Co.	2,850,103
33,058	PNC Financial Services Group	2,289,267
102,039	Wells Fargo Co.	4,803,996

	Total	60,812,274

	Health Care—10.4%
50,364	American Home Products Corp.	3,188,041
61,541	(1)Amgen, Inc.	4,085,092
58,225	Bristol-Myers Squibb Co.	3,158,124
35,469	Genentech, Inc.	1,775,223
15,300	(1)Genzyme Corp.	1,636,182
52,662	Johnson & Johnson	5,105,581
79,042	Medtronic, Inc.	3,397,225
55,715	Merck & Co., Inc.	4,066,638
249,301	Pfizer, Inc.	10,692,520
14,764	(1)Tenet Healthcare Corp.	671,614

	Total	37,776,240

	Technology—18.8%
208,470	(1)AOL Time Warner, Inc.	10,888,388
26,029	Automatic Data Processing, Inc.	1,398,799
23,463	(1)Brocade Communications Systems, Inc.	915,057
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY FUND

Shares		Value

Common Stocks—continued
	Technology—continued
200,581	(1)Cisco Systems, Inc.	$ 3,863,190
165,436	(1)EMC Corp.-Mass	5,227,778
51,827	Honeywell International, Inc.	2,508,427
118,047	(1)i2 Technologies, Inc.	2,370,384
121,204	Intel Corp.	3,273,720
48,478	(1)KLA-Tencor Corp.	2,502,434
26,718	(1)Micromuse, Inc.	1,017,956
153,377	(1)Microsoft Corp.	10,610,621
89,368	(1)Network Appliance, Inc.	1,662,245
123,441	Nokia Oyj, Class A, ADR	3,609,415
192,372	Nortel Networks Corp.	2,564,319
87,716	(1)RF Micro Devices, Inc.	2,287,633
89,722	(1)Sun Microsystems, Inc.	1,477,721
173,385	Texas Instruments, Inc.	5,915,896
87,133	(1)Veritas Software Corp.	5,742,936

	Total	67,836,919

	Transportation—1.1%
201,805	Southwest Airlines Co.	4,036,100

Shares or Principal Amount		Value

Common Stocks—continued
	Utilities—3.6%
152,174	Duke Energy Corp.	$ 6,957,395
44,608	El Paso Corp.	2,716,627
65,504	Enron Corp.	3,465,817

	Total	13,139,839

	Total Common Stocks (identified cost $267,051,501)	320,257,761

(2) U.S. Treasury Obligation—0.8%
$2,800,000	United States Treasury Bill, 6/14/2001 (identified cost $2,795,458)	2,796,024

(3) Repurchase Agreement—10.6%
38,433,865	Goldman Sachs & Co., 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	38,433,865

	Total Investments (identified cost $308,280,824)	$361,487,650

(See Notes to Portfolios of Investments)

WACHOVIA QUANTITATIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—97.4%
	Basic Materials—3.6%
220,000	Ecolab, Inc.	$ 8,993,600
34,826	Martin Marietta Materials, Inc.	1,719,360
100,849	Praxair, Inc.	5,071,696
90,000	Weyerhaeuser Co.	5,148,900

	Total	20,933,556

	Capital Goods—8.9%
420,000	Corning, Inc.	7,946,400
384,000	General Electric Co.	18,816,000
100,000	Lexmark International, Inc.	6,199,000
200,000	Tyco International Ltd.	11,490,000
83,500	United Technologies Corp.	6,956,385

	Total	51,407,785

	Communication Services—5.9%
116,557	BellSouth Corp.	4,805,645
301,213	Global Crossing Ltd.	3,825,405
217,589	Level 3 Communications, Inc.	2,436,997
86,466	(1)Qwest Communications International, Inc.	3,176,761
357,719	Verizon Communications, Inc.	19,620,887
102,799	Williams Communications Group, Inc.	431,756

	Total	34,297,451

	Consumer Cyclicals—5.2%
80,000	Gannett Co., Inc.	5,302,400
125,092	RadioShack Corp.	3,406,255
187,986	TJX Cos., Inc.	6,290,012
240,000	Target Corp.	9,072,000
113,409	Wal-Mart Stores, Inc.	5,868,916

	Total	29,939,583

	Consumer Staples—14.8%
530,321	AT&T Corp.-Liberty Media Corp., Class A	8,935,909
156,000	Anheuser-Busch Cos., Inc.	6,864,000
290,648	(1)Brinker International, Inc.	7,135,408
80,000	CVS Corp.	4,392,000
182,569	(1)Metro-Goldwyn-Mayer, Inc.	4,127,885
240,000	PepsiCo, Inc.	10,742,400
227,134	Philip Morris Cos., Inc.	11,676,959
150,000	Quaker Oats Co.	14,379,000
Shares		Value

Common Stocks—continued
	Consumer Staples—continued
382,109	SUPERVALU, Inc.	$ 5,945,616
370,000	SYSCO Corp.	11,000,100

	Total	85,199,277

	Energy—7.7%
100,000	BP Amoco PLC, ADR	5,339,000
53,588	Chevron Corp.	5,147,127
255,851	Exxon Mobil Corp.	22,706,776
180,000	Royal Dutch Petroleum Co., ADR	10,976,400

	Total	44,169,303

	Finance—21.0%
300,000	Ambac Financial Group, Inc.	16,815,000
190,000	American General Corp.	8,593,700
75,000	Bank of America Corp.	4,443,750
140,000	Bank of New York Co., Inc.	7,645,400
60,000	CIGNA Corp.	5,668,200
560,000	Citigroup, Inc.	28,700,000
319,000	J.P. Morgan Chase & Co.	15,678,850
214,677	Lennar Corp.	7,943,049
47,000	Marsh & McLennan Cos., Inc.	4,930,300
34,906	PMI Group, Inc.	2,436,439
125,000	PNC Financial Services Group	8,656,250
400,000	SouthTrust Corp.	9,988,000

	Total	121,498,938

	Health Care—12.1%
120,000	(1)Amgen, Inc.	7,965,600
205,200	Bristol-Myers Squibb Co.	11,130,048
150,000	Guidant Corp.	5,632,500
75,000	Johnson & Johnson	7,271,250
110,000	Lilly (Eli) & Co.	9,317,000
75,000	Merck & Co., Inc.	5,474,250
175,000	Pfizer, Inc.	7,505,750
40,000	Pharmacia Corp.	1,942,400
319,200	Schering Plough Corp.	13,390,440

	Total	69,629,238

	Technology—13.9%
50,000	(1)AOL Time Warner, Inc.	2,611,500
480,000	(1)Cisco Systems, Inc.	9,244,800
500,000	(1)EMC Corp.	15,800,000
230,000	Intel Corp.	6,212,300
(See Notes to Portfolios of Investments)

WACHOVIA QUANTITATIVE EQUITY FUND

Shares		Value

Common Stocks—continued
	Technology—continued
128,000	International Business Machines Corp.	$ 14,310,400
20,000	Micromuse, Inc.	762,000
175,000	(1)Microsoft Corp.	12,106,500
300,000	(1)Oracle Corp.	4,590,000
700,000	(1)Sun Microsystems, Inc.	11,529,000
50,000	(1)VERITAS Software Corp.	3,295,500

	Total	80,462,000

	Utilities—4.3%
290,316	Duke Energy Corp.	13,273,248
45,788	El Paso Corp.	2,788,488
Shares or Principal Amount		Value

Common Stocks—continued
	Utilities—continued
74,032	Enron Corp.	$ 3,917,033
125,000	Williams Cos., Inc. (The)	4,925,000

	Total	24,903,769

	Total Common Stocks (identified cost $317,272,396)	562,440,900

(2) U.S. Treasury Obligation—0.3%
$1,950,000	United States Treasury Bill, 6/14/2001 (identified cost $1,946,863)	1,947,231

(3) Repurchase Agreement—2.2%
12,886,386	Goldman Sachs & Co., 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	12,886,386

	Total Investments (identified cost $332,105,645)	$ 577,274,517

(See Notes to Portfolios of Investments)

WACHOVIA GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—95.9%
	Basic Materials—1.9%
104,195	Alcoa, Inc.	$ 4,496,014

	Capital Goods—9.2%
227,910	General Electric Co.	11,167,590
97,490	Tyco International Ltd.	5,600,801
62,155	United Technologies Corp.	5,178,133

	Total	21,946,524

	Communication Services—4.5%
271,606	(1)NEXTEL Communications, Inc., Class A	4,323,968
28,900	(1)Qwest Communications International, Inc.	1,061,786
99,252	Verizon Communications, Inc.	5,443,972

	Total	10,829,726

	Consumer Cyclicals—5.9%
68,500	(1)Linens ’N Things, Inc.	1,980,335
109,772	Lowe’s Cos., Inc.	7,632,447
87,120	Wal-Mart Stores, Inc.	4,508,460

	Total	14,121,242

	Consumer Staples—11.2%
201,326	(1)AT&T Corp.-Liberty Media Corp., Class A	3,392,343
141,320	CVS Corp.	7,758,468
249,777	(1)Kroger Co., Inc.	6,229,438
36,018	PepsiCo, Inc.	1,612,166
134,097	(1)Viacom, Inc., Class B	7,729,351

	Total	26,721,766

	Energy—7.1%
122,731	Exxon Mobil Corp.	10,892,376
56,474	Royal Dutch Petroleum Co., ADR	3,443,785
41,890	Schlumberger Ltd.	2,640,327

	Total	16,976,488

	Finance—18.7%
77,634	American Express Co.	3,269,944
97,122	American International Group, Inc.	7,866,882
10,000	Bank of New York Co., Inc.	546,100
248,725	Citigroup, Inc.	12,747,156
80,000	Franklin Resources, Inc.	3,560,000
125,980	Freddie Mac	8,339,876
10,000	J.P. Morgan Chase & Co.	491,500
48,590	Morgan Stanley, Dean Witter & Co.	$ 3,158,836
100,000	Wells Fargo Co.	4,708,000

	Total	44,688,294

	Healthcare—12.9%
58,575	Abbott Laboratories	3,044,729
104,196	Bristol-Myers Squibb Co.	5,651,591
12,000	Genentech, Inc.	600,600
72,985	Johnson & Johnson	7,075,896
74,392	Medtronic, Inc.	3,197,368
57,316	Merck & Co., Inc.	4,183,495
165,000	Pfizer, Inc.	7,076,850

	Total	30,830,529

	Technology—20.7%
150,641	(1)AOL Time Warner, Inc.	7,867,979
32,885	(1)Brocade Communications Systems, Inc.	1,282,515
210,725	(1)Cisco Systems, Inc.	4,058,564
151,760	(1)EMC Corp.-Mass	4,795,616
133,620	Intel Corp.	3,609,076
30,305	(1)KLA-Tencor Corp.	1,564,344
139,918	(1)Microsoft Corp.	9,679,527
182,085	Nokia Oyj, Class A ADR	5,324,165
183,415	(1)Sun Microsystems, Inc.	3,020,844
162,305	Texas Instruments, Inc.	5,537,847
39,750	(1)Veritas Software Corp.	2,619,923

	Total	49,360,400

	Utilities—3.8%
197,640	Duke Energy Corp.	9,036,101

	Total Common Stocks (identified cost $151,621,604)	229,007,084

(2) U.S. Treasury Obligation—0.4%
$ 1,000,000	United States Treasury Bill, 6/14/2001 (identified cost $998,373)	998,580

(3) Repurchase Agreement—3.6%
8,647,172	Goldman Sachs Group, LP, 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	8,647,172

	Total Investments (identified cost $161,267,149)	$ 238,652,836

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—90.3%
	Basic Materials—2.5%
7,935	Air Products & Chemicals, Inc.	$ 371,120
11,500	Alcan Aluminum Ltd.	515,200
29,828	Alcoa, Inc.	1,287,078
13,508	Barrick Gold Corp.	222,882
1,838	Bemis Co., Inc.	69,862
1,989	Boise Cascade Corp.	70,112
29,937	Dow Chemical Co.	1,072,044
36,023	Du Pont (E.I.) de Nemours & Co.	1,671,467
2,722	Eastman Chemical Co.	137,570
4,451	Ecolab, Inc.	181,957
4,376	Engelhard Corp.	121,478
1,148	(1)FMC Corp.	87,615
5,913	Freeport-McMoRan Copper & Gold, Inc., Class B	92,657
8,018	Georgia-Pacific Corp.	284,238
3,783	Goodrich (B.F.) Co.	158,054
1,953	Great Lakes Chemical Corp.	66,890
3,486	Hercules, Inc.	46,573
8,066	Homestake Mining Co.	52,187
5,769	(1)Inco Ltd.	107,765
3,644	International Flavors & Fragrances, Inc.	95,655
16,315	International Paper Co.	624,049
3,709	Louisiana-Pacific Corp.	43,581
3,578	Mead Corp.	103,762
9,123	Newell Rubbermaid, Inc.	230,538
6,486	Newmont Mining Corp.	132,898
3,019	Nucor Corp.	154,633
6,146	PPG Industries, Inc.	341,718
5,718	(1)Pactiv Corp.	78,623
3,187	Phelps Dodge Corp.	144,052
11,403	Placer Dome, Inc.	121,328
955	Potlatch Corp.	32,833
5,436	Praxair, Inc.	273,376
7,200	Rohm & Haas Co.	239,040
2,890	(1)Sealed Air Corp.	119,964
2,989	Sigma-Aldrich Corp.	142,336
1,953	Temple-Inland, Inc.	103,724
3,078	USX-U.S. Steel Group, Inc.	60,083
3,437	Vulcan Materials Co.	185,873
3,295	(1)Watson Pharmaceuticals, Inc.	198,030
3,500	Westvaco Corp.	89,040
8,118	Weyerhaeuser Co.	464,431
Shares		Value

Common Stocks—continued
	Basic Materials—continued
3,841	Willamette Industries, Inc.	$ 192,933
3,030	Worthington Industries, Inc.	34,845

	Total	10,824,094

	Capital Goods—8.0%
6,283	(1)Allied Waste Industries, Inc.	106,057
3,990	Avery Dennison Corp.	233,335
1,078	Ball Corp.	51,205
28,583	Boeing Co.	1,797,560
780	Briggs & Stratton Corp.	33,751
12,352	Caterpillar, Inc.	668,984
3,584	Cooper Industries, Inc.	136,300
31,435	Corning, Inc.	594,750
2,472	Crane Co.	71,713
4,542	Danaher Corp.	286,055
7,734	Deere & Co.	288,942
7,360	Dover Corp.	311,990
2,432	Eaton Corp.	190,182
15,185	Emerson Electric Co.	1,028,176
7,004	General Dynamics Corp.	542,950
336,927	General Electric Co.	16,509,423
3,243	Grainger (W.W.), Inc.	143,308
10,254	Illinois Tool Works, Inc.	701,989
5,682	Ingersoll-Rand Co.	280,407
2,924	Johnson Controls, Inc.	205,850
4,437	(1)Lexmark International Group, Class A	275,050
14,803	Lockheed Martin Corp.	566,807
14,850	Masco Corp.	346,896
1,483	Millipore Corp.	82,381
13,809	Minnesota Mining & Manufacturing Co.	1,637,471
1,400	National Service Industries, Inc.	35,490
2,920	Northrop Grumman, Corp.	259,179
4,321	Pall Corp.	99,815
3,700	Parker-Hannifin Corp.	178,747
9,502	Pitney Bowes, Inc.	375,709
6,597	Rockwell International Corp.	310,059
5,072	Textron, Inc.	292,198
5,301	(1)Thermo Electron Corp.	147,951
1,913	Thomas & Betts Corp.	39,963
2,097	Timken Co.	37,117
60,516	Tyco International Ltd.	3,476,644
16,598	United Technologies Corp.	1,382,779
20,615	Waste Management, Inc.	576,808

	Total	34,303,991

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Communication Services—5.3%
116,284	AT&T Corp.	$ 2,461,732
10,692	Alltel Corp.	620,029
63,955	BellSouth Corp.	2,636,865
3,756	(1)Big Lots, Inc.	48,753
4,635	CenturyTel, Inc.	131,819
5,776	Cintas Corp.	269,393
9,049	(1)Citizens Communications Co., Class B	134,468
6,066	(1)Convergys Corp.	249,313
25,554	(1)NEXTEL Communications, Inc., Class A	406,820
55,850	(1)Qwest Communications International, Inc.	2,051,929
115,814	SBC Communications, Inc.	4,985,793
28,832	Sprint Corp.	585,578
31,524	(1)Sprint Corp. (PCS Group)	693,528
7,040	(1)Univision Communications, Inc., Class A	307,859
92,374	Verizon Communications, Inc.	5,066,714
13,146	(1)Williams Communications Group, Inc.	55,213
98,526	(1)Worldcom, Inc.	1,757,704

	Total	22,463,510

	Consumer Cyclicals—8.0%
2,340	American Greetings Corp., Class A	29,344
3,902	(1)AutoZone, Inc.	129,039
9,476	(1)Bed Bath & Beyond, Inc.	280,205
6,999	(1)Best Buy Co., Inc.	371,997
3,036	Black & Decker Corp.	120,377
3,150	Block (H&R), Inc.	187,866
20,705	Carnival Corp., Class A	584,502
28,040	(1)Cendant Corp.	537,807
2,019	Centex Corp.	75,268
6,804	Circuit City Stores, Inc.	102,128
8,089	Clorox Co.	280,203
2,541	Cooper Tire & Rubber Co.	33,414
14,731	(1)Costco Wholesale Corp.	573,183
1,476	Cummins Engine Co., Inc.	62,509
5,422	Dana Corp.	116,681
19,168	Delphi Auto Systems Corp.	281,770
2,880	Deluxe Corp.	79,805
3,426	Dillards, Inc., Class A	55,912
11,326	Dollar General Corp.	212,363
4,698	Donnelley (R.R.) & Sons Co.	142,349
3,291	Dow Jones & Co.	183,473
7,462	(1)Federated Department Stores, Inc.	$ 334,298
2,609	Fluor Corp.	152,157
64,539	Ford Motor Co.	1,571,525
9,259	Gannett Co., Inc.	613,687
29,222	Gap (The), Inc.	905,882
19,349	General Motors Corp.	1,100,958
6,156	Genuine Parts Co.	175,877
5,352	Goodyear Tire & Rubber Co.	155,797
2,385	Harcourt General, Inc.	138,330
5,675	Hasbro, Inc.	85,125
12,462	Hilton Hotels Corp.	154,404
79,097	Home Depot, Inc.	3,898,691
10,833	IMS Health, Inc.	313,940
3,650	ITT Industries, Inc.	170,309
10,181	Interpublic Group Cos., Inc.	374,050
16,570	(1)K Mart Corp.	186,910
1,685	KB HOME	42,816
2,682	Knight-Ridder, Inc.	147,349
10,748	(1)Kohl’s Corp.	661,539
6,786	Leggett and Platt, Inc.	148,749
14,252	Limited, Inc.	232,308
2,300	Liz Claiborne, Inc.	119,071
13,129	Lowe’s Cos., Inc.	912,859
8,259	Marriott International, Inc., Class A	391,146
10,116	May Department Stores Co.	330,793
3,208	Maytag Corp.	106,056
1,830	McDermott International, Inc.	25,766
6,767	McGraw-Hill Cos., Inc.	434,035
1,867	Meredith Corp.	67,492
2,403	(1)Navistar International Corp.	69,903
5,892	New York Times Co., Class A	247,994
9,909	Nike, Inc., Class B	407,260
4,818	Nordstrom, Inc.	89,278
12,563	(1)Office Depot, Inc.	114,826
6,178	Omnicom Group, Inc.	575,048
2,708	PACCAR, Inc.	130,038
12,622	Paychex, Inc.	485,063
8,863	Penney (J.C.) Co., Inc.	185,325
1,520	Pulte Corp.	61,408
6,892	Radioshack Corp.	187,669
1,945	(1)Reebok International Ltd.	56,094
4,490	(1)Sabre Group Holdings, Inc.	234,558
12,411	Sears, Roebuck & Co.	494,951
6,014	Sherwin-Williams Co.	128,339
2,090	Snap-On, Inc.	60,192
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares			Value

Common Stocks—continued
		Consumer Cyclicals—continued
3,072		Stanley Works	$ 116,736
16,630	(1)	Staples, Inc.	241,135
12,564	(1)	Starbucks Corp.	245,249
6,598		Starwood Hotels & Resorts Worldwide, Inc.	249,602
10,842		TJX Cos., Inc.	362,773
4,055		TRW, Inc.	175,825
31,361		Target Corp.	1,185,446
4,840		The Pepsi Bottling Group, Inc.	210,734
4,919		Tiffany & Co.	170,099
6,982	(1)	Toys ’R’ Us, Inc.	193,401
10,573		Tribune Co.	453,899
1,989		Tupperware Corp.	45,469
4,183		V.F. Corp.	173,009
5,494		Visteon Corp.	94,607
152,203		Wal-Mart Stores, Inc.	7,876,505
2,327	(1)	Wellpoint Health Networks, Inc.	201,984
2,633		Whirlpool Corp.	165,589

		Total	34,082,122

		Consumer Staples—9.5%
1,852		Alberto-Culver Co., Class B	78,247
14,319		Albertsons, Inc.	410,955
30,881		Anheuser-Busch Cos., Inc.	1,358,764
22,148		Archer-Daniels-Midland Co.	298,998
8,086		Avon Products, Inc.	353,843
2,393		Brown-Forman Corp., Class B	156,742
3,045		Brunswick Corp.	68,817
13,328		CVS Corp.	731,707
15,162		Campbell Soup Co.	447,885
19,949	(1)	Clear Channel Communications, Inc.	1,216,291
85,177		Coca-Cola Co.	4,037,390
14,227		Coca-Cola Enterprises, Inc.	237,306
20,160		Colgate-Palmolive Co.	1,141,862
32,174	(1)	Comcast Corp., Class A	1,317,847
18,225		ConAgra, Inc.	379,991
1,241		Coors Adolph Co., Class B	64,408
4,591		Darden Restaurants, Inc.	128,089
5,936		Fortune Brands, Inc.	203,902
10,187		General Mills, Inc.	431,521
35,811		Gillette Co.	1,036,012
10,318		Harley Davidson, Inc.	484,636
4,314	(1)	Harrah’s Entertainment, Inc.	157,763
12,469		Heinz (H.J.) Co.	540,032
4,917		Hershey Foods Corp.	298,167
13,815		Kellogg Co.	369,137
Shares			Value

Common Stocks—continued
		Consumer Cyclicals—continued
18,584		Kimberly-Clark Corp.	$ 1,123,403
28,015	(1)	Kroger Co., Inc.	698,694
1,280		Longs Drug Stores Corp.	30,720
13,299		Mattel, Inc.	236,722
45,933		McDonald’s Corp.	1,390,851
49,087		PepsiCo, Inc.	2,197,134
75,604		Philip Morris Cos., Inc.	3,886,802
44,522		Procter & Gamble Co.	2,860,093
4,720		Quaker Oats Co.	452,459
11,138		Ralston Purina Co.	345,167
16,472	(1)	Safeway, Inc.	834,307
26,329		Sara Lee Corp.	496,038
4,695		SUPERVALU, Inc.	73,054
22,850		SYSCO Corp.	679,331
5,290		(1)Tricon Global Restaurants, Inc.	241,753
5,702		UST, Inc.	166,270
19,534		Unilever NV, ADR	1,085,895
59,704	(1)	Viacom, Inc., Class B	3,441,339
34,080		Walgreen Co.	1,369,675
71,179		Walt Disney Co.	2,250,680
4,424		Wendy’s International, Inc.	109,052
5,159		Winn-Dixie Stores, Inc.	137,281
8,015		Wrigley (Wm.), Jr. Co.	384,960

		Total	40,441,992

		Energy—6.6%
3,108		Amerada-Hess Corp.	266,169
8,503		Anadarko Petroleum Corp.	532,373
4,247		Apache Corp.	252,909
2,682		Ashland, Inc.	111,357
11,171		Baker Hughes, Inc.	440,137
4,591		CMS Energy Corp.	136,215
21,826		Chevron Corp.	2,096,387
21,517		Conoco, Inc., Class B	671,330
5,680		Constellation Energy Group	268,664
4,317		Devon Energy Corp.	251,293
10,472		Dynegy, Inc.	516,270
3,134		EOG Resources, Inc.	140,685
118,609		Exxon Mobil Corp.	10,526,549
14,996		Halliburton Co.	700,913
3,201		Kerr-McGee Corp.	223,014
5,078	(1)	Nabors Industries, Inc.	258,216
4,607	(1)	Noble Drilling Corp.	196,719
11,646		Occidental Petroleum Corp.	349,031
8,699		Phillips Petroleum Co.	563,173
3,855		Progress Energy, Inc.	1,735
10,149		Reliant Energy, Inc.	467,666
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Energy—continued
3,156	(1)Rowan Cos, Inc.	$ 94,459
73,450	Royal Dutch Petroleum Co., ADR	4,478,981
19,301	Schlumberger Ltd.	1,216,542
7,045	Sempra Energy	192,329
3,281	Sunoco, Inc.	127,959
9,365	TXU Corp.	462,069
18,180	Texaco, Inc.	1,298,052
10,559	Transocean Sedco Forex, Inc.	564,379
8,208	Unocal Corp.	317,239
11,268	Xcel Energy, Inc.	341,420

	Total	28,064,234

	Finance—16.1%
17,518	AFLAC, Inc.	568,109
8,734	AON Corp.	305,690
25,858	Allstate Corp.	1,164,127
3,586	Ambac Financial Group, Inc.	200,995
45,350	American Express Co.	1,910,142
17,261	American General Corp.	780,715
79,145	American International Group, Inc.	6,410,745
13,646	AmSouth Bancorporation	250,950
13,463	BB&T Corp.	486,687
39,568	Bank One Corp.	1,566,893
55,987	Bank of America Corp.	3,317,230
25,369	Bank of New York Co., Inc.	1,385,401
3,968	Bear Stearns Cos., Inc.	215,661
5,217	CIGNA Corp.	492,850
9,370	CIT Group, Inc., Class A	371,989
6,751	Capital One Financial Corp.	439,558
7,529	Charter One Financial, Inc.	227,752
6,087	Chubb Corp.	458,655
5,742	Cincinnati Financial Corp.	241,279
171,228	Citigroup, Inc.	8,775,585
6,067	Comerica, Inc.	345,212
7,170	(1)Concord EFS, Inc.	363,519
11,029	Conseco, Inc.	192,125
3,845	Countrywide Credit Industries, Inc.	148,917
34,509	Fannie Mae	2,844,922
23,986	Freddie Mac	1,587,873
19,432	Fifth Third Bancorp	1,143,962
32,759	First Union Corp.	1,056,478
36,934	Fleet Boston Financial Corp.	1,536,085
8,756	Franklin Resources, Inc.	389,642
5,921	Golden West Financial Corp.	377,464
Shares		Value

Common Stocks—continued
	Finance—continued
7,642	Hartford Financial Services Group, Inc.	$ 517,363
16,653	Household International, Inc.	1,093,436
8,870	Huntington Bancshares, Inc.	132,873
64,686	J.P. Morgan Chase & Co.	3,179,317
5,430	Jefferson-Pilot Corp.	257,328
14,766	KeyCorp	351,135
8,782	Lehman Brothers Holdings, Inc.	628,879
6,953	Lincoln National Corp.	342,366
6,706	Loews Corp.	462,647
5,130	MBIA Inc.	270,608
29,210	MBNA Corp.	1,053,313
3,737	MGIC Investment Corp.	262,973
9,134	Marsh & McLennan Cos., Inc.	958,157
17,351	Mellon Financial Corp.	795,023
27,306	Merrill Lynch & Co., Inc.	1,774,071
26,346	MetLife, Inc.	839,120
5,682	Moody’s Corp.	182,279
38,603	Morgan Stanley, Dean Witter & Co.	2,509,581
21,661	National City Corp.	634,667
5,870	(1)Niagara Mohawk Holdings, Inc.	102,725
7,603	Northern Trust Corp.	502,938
10,409	PNC Financial Services Group	720,823
2,492	Progressive Corp.	326,552
9,645	Providian Financial Corp.	547,450
8,267	Regions Financial Corp.	256,525
6,192	(1)Robert Half International, Inc.	174,614
4,823	SAFECO Corp.	135,478
47,307	Schwab (Charles) Corp.	889,372
10,736	SouthTrust Corp.	268,078
7,097	St. Paul Cos., Inc.	359,108
10,996	State Street Corp.	604,450
8,069	Stilwell Financial, Inc.	264,986
10,300	SunTrust Banks, Inc.	632,626
9,508	Synovus Financial Corp.	288,853
3,498	T. Rowe Price Group, Inc.	128,342
4,394	Torchmark Corp.	166,620
65,974	U.S. Bancorp, Inc.	1,471,220
8,079	UNUM Provident	261,840
5,714	USA Education, Inc.	400,609
4,366	Union Planters Corp.	179,006
6,956	Wachovia Corp.	468,487
30,150	Washington Mutual, Inc.	1,073,943
58,261	Wells Fargo Co.	2,742,928

	Total	68,769,921

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Health Care—11.6%
52,240	Abbott Laboratories	$ 2,715,435
4,701	(1)Aetna US Healthcare	109,768
4,514	Allergan, Inc.	404,906
7,904	(1)Alza Corp.	372,674
44,771	American Home Products Corp.	2,834,004
35,669	(1)Amgen, Inc.	2,367,708
1,839	Bard (C.R.), Inc.	103,812
1,914	Bausch & Lomb, Inc.	90,532
19,538	Baxter International, Inc.	964,786
8,405	Becton, Dickinson & Co.	288,544
5,148	(1)Biogen, Inc.	310,476
5,639	Biomet, Inc.	251,894
13,329	(1)Boston Scientific Corp.	230,858
66,931	Bristol-Myers Squibb Co.	3,630,337
14,406	Cardinal Health, Inc.	1,037,088
6,242	(1)Chiron Corp.	321,900
6,046	(1)Forest Laboratories, Inc., Class A	447,767
10,229	Guidant Corp.	384,099
19,604	HCA /Healthcare Co.	790,825
14,169	(1)HEALTHSOUTH Corp.	179,946
5,540	(1)Humana, Inc.	52,907
47,664	Johnson & Johnson	4,621,025
5,616	(1)King Pharmaceuticals, Inc.	284,057
38,591	Lilly (Eli) & Co.	3,268,658
3,769	(1)Manor Care, Inc.	93,283
9,131	McKesson HBOC, Inc.	315,659
6,834	(1)Medimmune, Inc.	272,472
41,136	Medtronic, Inc.	1,768,025
78,920	Merck & Co., Inc.	5,760,371
214,520	Pfizer, Inc.	9,200,763
44,186	Pharmacia & Upjohn, Inc.	2,145,672
3,929	(1)Quintiles Transnational Corp.	74,847
50,383	Schering Plough Corp.	2,113,567
2,868	(1)St. Jude Medical, Inc.	176,439
6,665	Stryker Corp.	382,904
10,570	(1)Tenet Healthcare Corp.	480,829
11,597	UnitedHealth Group, Inc.	666,828

	Total	49,515,665

	Technology—18.8%
26,335	(1)ADC Telecommunications, Inc.	202,253
147,404	(1)AOL Time Warner, Inc.	7,698,911
8,201	Adobe System, Inc.	326,154
11,630	(1)Advanced Micro Devices, Inc.	328,548
15,441	(1)Agilent Technologies, Inc.	517,891
2,862	Allegheny Technologies Inc.	59,072
13,571	(1)Altera Corp.	325,704
Shares		Value

Common Stocks—continued
	Technology—continued
12,251	(1)Analog Devices, Inc.	$ 545,782
3,085	(1)Andrew Corp.	53,124
10,811	(1)Apple Computer, Inc.	215,679
6,753	Applera Corp.	207,722
27,035	(1)Applied Materials, Inc.	1,349,858
10,163	(1)Applied Micro Circuits Corp.	183,645
1,486	Autodesk, Inc.	45,368
21,757	Automatic Data Processing, Inc.	1,169,221
9,350	(1)Avaya, Inc.	151,470
7,096	(1)BMC Software, Inc.	169,594
7,970	(1)Broadcom Corp.	265,082
9,494	(1)Broadvision, Inc.	59,907
5,868	(1)Cabletron Systems, Inc.	113,898
249,209	(1)Cisco Systems, Inc.	4,799,765
6,049	(1)Citrix Systems, Inc.	144,571
57,809	Compaq Computer Corp.	924,366
20,140	Computer Associates International, Inc.	571,170
5,387	(1)Computer Sciences Corp.	226,200
12,520	(1)Compuware Corp.	138,096
5,623	(1)Comverse Technology, Inc.	326,134
8,312	(1)Conexant Systems, Inc.	70,486
87,847	(1)Dell Computer Corp.	2,139,953
74,846	(1)EMC Corp.-Mass	2,365,134
10,203	Eastman Kodak Co.	482,908
16,024	Electronic Data Systems Corp.	981,470
5,160	Equifax, Inc.	181,013
13,541	First Data Corp.	888,425
10,701	(1)Gateway, Inc.	178,707
28,967	(1)Global Crossing Ltd.	367,881
66,186	Hewlett-Packard Co.	1,940,574
27,594	Honeywell International, Inc.	1,335,550
228,838	Intel Corp.	6,180,914
59,959	International Business Machines Corp.	6,703,416
6,940	(1)Intuit, Inc.	222,496
44,198	(1)JDS Uniphase Corp.	738,549
6,484	(1)Jabil Circuit, Inc.	190,500
5,901	(1)KLA-Tencor Corp.	304,610
12,209	(1)LSI Logic Corp.	223,547
10,519	Linear Technology Corp.	504,912
113,535	Lucent Technologies, Inc.	894,656
10,959	(1)Maxim Integrated Products, Inc.	559,128
2,681	(1)Mercury Interactive Corp.	158,822
20,321	(1)Micron Technology, Inc.	762,038
182,651	(1)Microsoft Corp.	12,635,796
6,652	Molex, Inc.	233,618
(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Technology—continued
72,666	Motorola, Inc.	$ 1,068,190
3,338	(1)NCR Corp.	156,519
5,632	(1)National Semiconductor Corp.	149,361
10,605	(1)Network Appliance, Inc.	197,253
108,974	Nortel Networks Corp.	1,452,623
11,025	(1)Novell, Inc.	49,943
4,834	(1)Novellus Systems, Inc.	231,549
191,764	(1)Oracle Corp.	2,933,989
20,198	(1)Palm, Inc.	113,715
8,807	(1)Parametric Technology Corp.	104,803
9,321	(1)PeopleSoft, Inc.	376,102
1,471	PerkinElmer, Inc.	101,543
2,482	(1)Power-One, Inc.	50,732
3,062	(1)Qlogic Corp.	156,193
25,337	(1)Qualcomm, Inc.	1,538,969
11,576	Raytheon Co., Class B	344,618
10,145	(1)Sanmina Corp.	274,524
3,926	(1)Sapient Corp.	37,572
5,028	Scientific-Atlanta, Inc.	264,020
14,098	(1)Siebel Systems, Inc.	639,485
21,121	(1)Solectron Corp.	455,580
110,747	(1)Sun Microsystems, Inc.	1,824,003
7,440	Symbol Technologies, Inc.	190,836
3,254	Tektronix, Inc.	79,756
13,442	(1)Tellabs, Inc.	457,162
5,766	(1)Teradyne, Inc.	229,775
58,800	Texas Instruments, Inc.	2,006,256
8,442	Union Pacific Corp.	485,415
9,122	(1)Unisys Corp.	108,917
13,999	(1)Veritas Software Corp.	922,674
6,099	(1)Vitesse Semiconductor Corp.	150,706
22,954	Xerox Corp.	227,474
10,853	(1)Xilinx, Inc.	447,686
18,396	(1)Yahoo, Inc.	333,152

	Total	80,525,383

	Transportation—0.6%
5,091	(1)AMR Corp.	198,498
13,434	Burlington Northern Santa Fe	417,394
7,488	CSX Corp.	278,554
4,699	Delta Air Lines, Inc.	223,765
9,615	(1)FedEx Corp.	384,600
12,996	Norfolk Southern Corp.	288,121
2,223	Ryder Systems, Inc.	48,773
25,995	Southwest Airlines Co.	519,900
2,655	(1)US Airways Group, Inc.	64,198

	Total	2,423,803

Shares		Value

Common Stocks—continued
	Utilities—3.3%
18,147	(1)AES Corp.	$ 823,874
4,165	Allegheny Energy, Inc.	221,578
4,657	Ameren Corp.	207,702
10,909	American Electric Power Co., Inc.	547,632
6,515	(1)American Power Conversion Corp.	105,804
7,515	Burlington Resources, Inc.	367,484
10,065	(1)Calpine Corp.	496,205
5,428	Cinergy Corp.	191,880
7,369	Consolidated Edison Co.	288,496
5,014	DTE Energy Co.	224,226
8,197	Dominion Resources, Inc.	543,461
26,248	Duke Energy Corp.	1,200,059
11,758	Edison International	127,339
16,725	El Paso Corp.	1,018,562
25,567	Enron Corp.	1,352,750
7,841	Entergy Corp.	338,731
11,306	Exelon Corp.	766,773
4,120	(1)FIserv, Inc.	227,053
6,199	FPL Group, Inc.	361,092
8,235	FirstEnergy Corp.	252,403
4,501	GPU, Inc.	151,009
4,577	KeySpan Corp.	182,714
3,838	Kinder Morgan, Inc.	212,050
9,174	(1)Mirant Corp.	360,538
1,697	NICOR, Inc.	65,827
6,477	NiSource, Inc.	202,761
1,108	ONEOK, Inc.	46,647
13,204	P G & E Corp.	150,526
5,727	PP & L Resources, Inc.	341,959
1,226	Peoples Energy Corp.	48,292
2,901	Pinnacle West Capital Corp.	144,905
7,046	Progress Energy, Inc.	299,806
7,535	Public Service Enterprises Group, Inc.	387,374
23,074	Southern Co.	543,161
5,252	Tosco Corp.	262,285
10,506	USX Corp.	339,869
15,985	Williams Cos., Inc. (The)	629,809

	Total	14,032,636

	Total Common Stocks (identified cost $176,958,280)	385,447,351

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Principal Amount		Value

(2) U.S. Treasury Obligation—0.8%
$ 3,400,000	United States Treasury Bill, 6/14/2001 (identified cost $3,394,539)	$ 3,395,280

(3) Repurchase Agreement—8.7%
37,206,511	Goldman Sachs Group, LP, 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	37,206,511

	Total Investments (identified cost $217,559,330)	$ 426,049,142

(See Notes to Portfolios of Investments)

WACHOVIA SPECIAL VALUES FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—79.7%
	Basic Materials—8.2%
176,000	(1)American Pacific Corp.	$ 1,100,000
166,100	(1)Chase Industries, Inc.	1,528,120
74,100	Deltic Timber Corp.	1,896,960
19,300	Greif Brothers Corp., Class A	550,050
75,750	(1)Kaneb Services, Inc.	521,917
154,280	Lafarge Corp.	5,055,756
108,650	Roanoke Electric Corp.	1,687,335
106,400	Rock-Tenn Co.	1,159,760
56,900	Texas Industries, Inc.	1,863,475
139,500	Universal Corp.	5,554,890

	Total	20,918,263

	Capital Goods—15.4%
135,100	Ampco-Pittsburgh Corp.	1,418,550
137,000	Briggs & Stratton Corp.	5,927,990
166,750	Butler Manufacturing Co.	4,493,912
127,480	Centex Construction Products, Inc.	3,610,234
152,900	(1)EMCOR Group, Inc.	6,765,825
19,690	Franklin Electronics, Inc.	1,464,936
136,250	Granite Construction, Inc.	3,712,812
46,800	(1)Kulicke & Soffa Industries	692,640
22,600	Millipore Corp.	1,255,430
197,850	Smith (A.O.) Corp.	3,333,773
103,600	Superior Industries International, Inc.	4,096,344
59,350	(1)Thermo Electron Corp.	1,656,459
87,600	(1)Todd Shipyards Corp.	683,280

	Total	39,112,185

	Communication Services—5.1%
270,000	Galileo International, Inc.	7,500,600
112,776	(1)Global Payments, Inc.	2,966,009
3,500	(1)Heidrick & Struggles International, Inc.	112,735
41,000	Sensormatic Electronics Corp.	645,750
46,700	(1)Young Broadcasting, Inc., Class A	1,807,290

	Total	13,032,384

	Consumer Cyclicals—4.6%
13,500	Allen Organ Co., Class B	494,437
66,500	Boston Acoustics, Inc.	735,490
48,400	(1)Buckhead America Corp.	104,544
70,980	Cordiant Communications Group PLC, ADR	1,224,405
86,500	Deluxe Corp.	2,396,915
Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
2,500	Grey Global Group, Inc.	$ 1,675,000
145,000	(1)Oneita Industries, Inc.	19
32,500	Raven Industries, Inc.	812,500
74,200	Skyline Corp.	1,803,060
187,015	(1)Supreme Industries, Inc., Class A	748,060
139,000	Velco Industries NV	1,598,500

	Total	11,592,930

	Consumer Staples—6.0%
147,700	(1)Alltrista Corp.	2,265,718
17,000	CBRL Group, Inc.	288,490
9,934	(1)Chris Craft Industries, Inc.	690,314
59,800	Deb Shops, Inc.	1,237,850
4,300	(1)Dress Barn, Inc.	108,016
72,020	(1)Gtech Holdings Corp.	2,687,066
105,160	(1)Lands’ End, Inc.	3,773,141
63,110	Lone Star Steakhouse & Saloon, Inc.	818,537
186,950	(1)M & F Worldwide Corp.	701,062
5,000	(1)Neiman-Marcus Group, Inc., Class B	158,450
234,200	(1)Omega Protein Corp.	480,110
28,750	(1)Payless ShoeSource, Inc.	1,951,838

	Total	15,160,592

	Energy—3.9%
52,300	(1)Atwood Oceanics, Inc.	2,242,624
176,200	Berry Petroleum Co., Class A	2,475,610
19,524	Devon Energy Corp.	1,136,492
78,864	(1)Forest Oil Corp.	2,681,376
48,500	(1)Global Marine, Inc.	1,244,025

	Total	9,780,127

	Finance—24.5%
17,870	Ace, Ltd.	692,462
165,700	(1)Adaptec, Inc.	1,451,532
183,000	Aegis Realty, Inc.	1,958,100
8,600	(1)Affiliated Managers Group	481,772
99,300	CNA Surety Corp.	1,401,123
154,400	Charter Municipal Mortgage Acceptance Co.	2,248,064
92,300	(1)Danielson Holding Corp.	433,810
77,700	Eaton Vance Corp.	2,786,322
42,994	Equity Residential Properties Trust	2,306,628
(See Notes to Portfolios of Investments)

WACHOVIA SPECIAL VALUES FUND

Shares		Value

Common Stocks—continued
	Finance—continued
101,150	Forest City Enterprises, Inc., Class A	$ 4,703,475
189,500	(1)Healthcare Recoveries, Inc.	845,170
126,500	IPC Holdings Ltd.	2,915,825
23,000	Investment Technology Group, Inc.	1,161,500
108,100	John Nuveen & Co., Inc., Class A	6,193,049
46,000	LandAmerica Financial Group, Inc.	1,313,300
75,800	Leucadia National Corp.	2,524,140
122,600	Liberty Corp.	4,628,150
95,200	Liberty Financial Cos., Inc.	3,189,200
315,495	Meditrust Cos.	1,763,617
50,500	Merchants Group, Inc.	999,900
78,168	Radian Group, Inc.	6,636,463
101,300	(1)Standard Management Corp.	560,189
204,100	Stewart Information Services Corp.	3,500,315
60,400	Trenwick Group Ltd.	1,372,892
39,500	Virginia Capital Bancshares, Inc.	728,380
15,350	White Mountains Insurance Group, Inc.	5,311,106

	Total	62,106,484

	Health Care—2.0%
77,000	(1)America Service Group, Inc.	1,909,600
184,766	(1)Per-Se Technologies, Inc.	1,077,184
79,980	West Pharmaceutical Services, Inc.	2,152,262

	Total	5,139,046

	Technology—6.2%
166,500	(1)Cysive, Inc.	541,125
57,500	(1)ESCO Technologies, Inc.	1,730,750
16,500	(1)Eagle Point Software Corp.	87,285
191,400	(1)EarthLink Network, Inc.	2,522,652
31,900	(1)Electroglas, Inc.	511,038
52,200	Harris Corp.	1,483,524
82,200	(1)Kemet Corp.	1,508,370
111,670	Nam Tai Electronics, Inc.	1,591,297
53,470	National Data Corp.	1,569,344
49,000	(1)Parametric Technology Corp.	583,100
26,612	(1)Roxio, Inc.	308,697
98,600	(1)Standard Microsystems Corp.	1,191,088
97,900	United Industrial Corp.	1,703,460
167,400	(1)Viant Corp.	286,254

	Total	15,617,984

Shares or Principal Amount		Value

Common Stocks—continued
	Transportation—2.7%
82,031	(1)A.C.L.N. Ltd.	$ 2,407,610
94,300	(1)Arkansas Best Corp.	2,027,450
83,800	USFreightways Corp.	2,378,244

	Total	6,813,304

	Utilities—1.1%
100,500	UGI Corp.	2,679,330

	Total Common Stocks (identified cost $149,904,737)	201,952,629

Preferred Stocks—0.6%
	Consumer Staples—0.1%
121,300	(1)Craig Corp., Pfd., Class A	188,015

	Finance—0.5%
85,800	Price Enterprises, Inc., Cumulative Pfd., Series A, $1.40	1,321,320

	Total Preferred Stocks (identified cost $1,702,500)	1,509,335

Corporate Bond—0.2%
	Health Care—0.2%
$ 600,000	Medaphis Corp., Company Guarantee, (Series B), 9.50%, 2/15/2005 (identified cost $432,000)	480,000

(2) U.S. Treasury Obligation—0.8%
2,000,000	United States Treasury Bill, 6/14/2001 (identified cost $1,996,746)	1,997,160

Registered Investment Company—0.3%
138,400	Royce Focus Trust, Inc. (identified cost $643,560)	830,400

(3) Repurchase Agreement—18.2%
45,963,424	Goldman Sachs Group, LP, 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	45,963,424

	Total Investments (identified cost $200,642,967)	$252,732,948

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—86.4%
	Argentina—1.3%
88,425	Perez Companc SA, ADR	$ 1,346,710
150,000	Siderca SA, Class A	310,528
35,000	Telecom Argentina SA, ADR	546,350

	Total	2,203,588

	Brazil—9.1%
23,000	Brasil Telecom Participacoes SA, ADR	920,230
25,000	Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	652,500
45,000	Companhia Cervajaria Brahma, ADR	1,009,800
57,000	Companhia Vale Do Rio Doce	1,250,689
80,000,000	Embratel Participacoes SA	637,693
150,000	Petroleo Brasileiro SA, ADR	4,245,000
110,000	Tele Centro Oeste Celular Participacoes SA, ADR	944,900
20,000	Telemig Celular Participacoes SA, ADR	863,000
182,880	Tele Norte Leste Participacoes SA, ADR	2,898,648
24,000	Telesp Celular Participacoes SA, ADR	419,040
90,000	Unibanco Uniao de Bancos Brasileiros SA, GDR	2,299,500

	Total	16,141,000

	Chile—1.5%
39,045	Banco de A. Edwards, ADR	637,605
47,000	Compania Telecomunicacion de Chile, ADR	707,350
25,000	(1)Distribucion y Servicio D&S SA, ADR	398,750
80,000	Empresa Nacional Electricidad SA, ADR	971,200

	Total	2,714,905

	China—3.1%
4,000,000	Beijing Datang Power Generation Co., Ltd., Class H	1,487,218
1,000,000	(1)China Southern Airlines Co., Ltd.	352,573
2,000,000	Huaneng Power International, Inc.	1,250,032
2,000,000	(1)PetroChina Co. Ltd., Class H	448,728
Shares		Value

Common Stocks—continued
	China—continued
25,000	(1)PetroChina Co. Ltd., ADR	$ 559,250
1,000,000	Sinopec Yizheng Chemcial Fibre Co.	217,954
2,815,000	Yanzhou Coal Mining Co., Class H	1,209,037

	Total	5,524,792

	Croatia—0.6%
40,000	(4)Pliva D.D., GDR	435,360
33,250	(1)(4)Zagrebacka Banka, GDR	674,975

	Total	1,110,335

	Czech Republic—1.1%
115,710	Ceska Sporitelna AS	739,764
24,100	(1)(4)Ceske Radiokomunikace, GDR	356,680
50,000	(1)Cesky Telecom AS	433,651
250,000	(1)Unipetrol	364,887

	Total	1,894,982

	Egypt—0.9%
100,000	(1)Al-Ahram Beverages Co., GDR	1,160,000
50,000	(1)Commercial International Bank Egypt, GDR	440,500

	Total	1,600,500

	Greece—1.4%
13,686	Alpha Credit Bank SA	358,781
13,875	Commercial Bank of Greece	611,545
13,500	Hellenic Bottling Co., SA	181,975
585	Hellenic Technodomiki, SA	3,225
42,188	Hellenic Telecommunication Organization SA	581,524
12,433	National Bank of Greece SA	425,816
10,400	Titan Cement Co., SA	345,282

	Total	2,508,148

	Hong Kong—7.2%
3,500,000	Brilliance China Automotive Holdings Ltd.	1,054,514
60,000	Cheung Kong (Holdings) Ltd.	655,786
1,250,000	China Everbright Ltd.	1,274,071
1,650,000	China Merchants Holdings International Co., Ltd.	1,237,532
410,000	(1)China Mobile (Hong Kong) Ltd.	1,992,231
(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value

Common Stocks—continued
	Hong Kong—continued
550,000	(1)China Unicom Ltd.	$ 895,536
240,000	Citic Pacific Ltd.	747,711
1,600,000	Cosco Pacific Ltd.	1,087,207
77,900	HSBC Holdings PLC	963,788
95,000	Hutchison Whampoa Ltd.	1,032,238
600,000	Legend Holdings Ltd.	411,549
226,000	Li & Fung Ltd.	395,510
65,000	Sun Hung Kai Properties Ltd.	610,432
3,000,000	Tingyi (Cayman Islands) Holdings Corp.	442,319

	Total	12,800,424

	Hungary—1.7%
15,000	Danubius Hotels RT	199,407
12,000	EGIS RT	381,422
50,000	(4)MOL Magyar Olay, GDR	722,500
50,000	Matav RT, ADR	767,500
18,000	OTP Bank RT, GDR	959,004

	Total	3,029,833

	India—4.3%
60,000	BSES Ltd., GDR	825,000
300,000	Bank of Baroda	360,000
40,000	Grasim Industries Ltd.	288,043
25,000	HCL Technologies Ltd.	208,936
22,000	Hoechst Marion Roussel Ltd.	219,040
13,000	Hoechst Marion Roussel Ltd. (demat)	129,433
37,000	Hughes Software Systems Ltd.	629,551
29,000	ITC Ltd.	490,563
8,500	Infosys Technologies Ltd.	682,586
1,500	Infosys Technologies Ltd. (demat)	120,456
42,000	Ranbaxy Laboratories Ltd., GDR	472,500
50,000	Reliance Industries Ltd.	418,085
65,100	(1)(4)Reliance Industries Ltd., GDR	1,134,625
210,000	Satyam Computer Services Ltd.	973,149
50,000	Satyam Computer Services Ltd. (demat)	231,702
20,000	Videsh Sanchar Nigam Ltd.	147,957
45,713	Videsh Sanchar Nigam Ltd. (demat TS)	338,179

	Total	7,669,805

	Indonesia—0.8%
770,000	PT Daya Guna Samudera	6,921
225,000	PT Gudang Garam	246,742
335,000	PT Hanjaya Mandala Sampoerna Tbk	436,629
Shares		Value

Common Stocks—continued
	Indonesia—continued
517,500	PT Indosat	$ 437,258
1,333,800	PT Telekomunikasi Indonesia	359,676

	Total	1,487,226

	Israel—3.1%
340,000	Bank Hapoalim Ltd.	826,583
560,000	Bank Leumi Le-Israel	1,132,721
16,000	(1)Check Point Software Technologies Ltd.	861,760
9,250	Koor Industries Ltd.	346,931
30,000	(1)M-Systems Flash Disk Pioneers Ltd.	292,500
20,000	(1)RADWARE Ltd.	349,400
20,000	Teva Pharmaceutical Industries Ltd.	1,128,565
10,000	Teva Pharmaceutical Industries Ltd., ADR	577,600

	Total	5,516,060

	Korea, Republic Of—10.5%
3,000	Hankuk Electric Glass Co., Ltd.	234,192
17,000	H&CB, Korea, GDR	374,239
80,000	Hyundai Motor Co.	1,576,893
65,000	Korea Electric Power Corp.	1,233,021
4,000	Korea Telecom Corp.	177,986
43,000	Korea Telecom Corp., ADR	1,001,900
3,360	Korean Air Co., Ltd.	19,934
1	L.G. Electronics, Inc.	8
31,500	Pohang Iron and Steel Co., Ltd.	2,569,672
8,570	SK Telecom Co., Ltd.	1,468,474
92,660	SK Telecom Co., Ltd., ADR	1,776,292
40,000	Samsung Display Devices	1,914,130
27,527	Samsung Electronics Co.	4,555,600
1	Samsung Fire & Marine Insurance	31
25,000	Shinsegae Department Store Co.	1,715,457

	Total	18,617,829

	Malaysia—1.6%
350,000	(1)Digi Swisscom Berhad	506,579
200,000	Genting Berhad	447,368
305,000	Malakoff Berhad	714,342
150,000	Malaysian International Shipping Berhad	264,474
120,000	Malaysian Pacific Industries Berhad	404,211
355,000	Tanjong PLC	569,868

	Total	2,906,842

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value

Common Stocks—continued
	Mexico—12.0%
110,000	(1)America Movil SA de CV, ADR	$ 2,242,900
470,299	Cemex SA de CV	2,485,257
23,000	Cemex SA de CV, Warrants	11,049
900,000	Cifra SA de CV	2,162,791
65,000	Coca-Cola Femsa SA, ADR	1,452,750
60,000	(1)Fomento Economico Mexicano SA de CV, ADR	2,571,000
55,000	(1)Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	1,023,000
349,800	Grupo Carso SA de CV	968,548
1,000,000	Grupo Elektra SA de CV	928,049
50,000	Grupo Televisa SA, GDR	2,110,000
140,000	Telefonos de Mexico, Class L, ADR	4,828,600
40,000	Tubos de Acero de Mexico SA, ADR	510,000

	Total	21,293,944

	Peru—0.7%
29,246	Cementos Lima SA	303,474
45,000	Cia de Minas Buenaventura SA, Class B	359,901
68,721	Credicorp Ltd.	556,640

	Total	1,220,015

	Philippines—0.7%
380,000	ABS-CBN Broadcasting Corp.	285,941
2,900,000	Ayala Corp.	413,465
40,800	Philippine Long Distance Telephone Co., ADR	534,480

	Total	1,233,886

	Poland—1.5%
50,000	(1)Bank Polska Kasa Opieki SA	905,210
75,000	Elektrim Spolka Akcyina SA	617,702
50,000	(1)(4)Telekomunikacja Polska SA, GDR	255,500
70,000	Telekomunikacja Polska SA, GDR	360,500
80,000	Wbk (Wielkopolski Bank Kreditowy SA)	550,408

	Total	2,689,320

	Russia—4.1%
702,000	Aeroflot	210,600
50,000	Gazprom, ADR	477,500
34,142	(1)Kubanelectrosvyaz	234,726
35,000	Lukoil Holding Co., Class B, ADR	1,827,000
Shares		Value

Common Stocks—continued
	Russia—continued
60,000	(1)(4)Norilsk Nickel	$ 849,000
100,000	(1)(4)RAO Unified Energy System, Class S, RDC	1,043,000
30,000	(1)(4)Sun Interbrew Ltd., Class A, GDR	80,400
230,000	(1)Sun Interbrew Ltd., Class A, GDR Registered	391,000
30,000	(1)(4)Sun Interbrew Ltd., Class B, GDR	60,000
30,000	(1)Sun Interbrew Ltd., Class B, GDR, Registered	60,000
140,000	Surgutneftegaz, ADR	1,998,500

	Total	7,231,726

	Singapore—0.8%
60,000	City Developments Ltd.	220,521
60,000	DBS Group Holdings Ltd.	480,836
45,000	Singapore Airlines Ltd.	318,346
50,000	United Overseas Bank Ltd.	317,794

	Total	1,337,497

	Slovak Republic—0.2%
80,000	(4)Slovakofarna AS, GDR	70,000
170,000	(4)Slovakofarna AS, GDR, Registered	221,000

	Total	291,000

	South Africa—10.3%
300,000	ABSA Group Ltd.	1,310,044
100,000	(1)Anglo American PLC	1,616,968
111,505	Bidvest Group Ltd.	659,432
250,000	Billiton PLC	1,271,725
40,000	Impala Platinum Holdings Ltd.	2,360,574
67,053	Imperial Holdings Ltd.	527,054
200,000	Iscor Ltd.	672,489
60,000	Johnnic Holdings Ltd.	512,040
500,000	Metropolitan Life Ltd.	548,971
60,000	Nedcor Ltd.	1,137,866
1,200,000	Profurn Ltd.	101,809
1,200,000	(1)Sanlam Ltd.	1,476,232
130,000	Sappi Ltd.	1,279,726
180,000	Sasol Ltd.	1,774,173
225,000	(1)South African Breweries PLC	1,670,306
300,000	Standard Bank Investment Corp. Ltd.	1,261,385

	Total	18,180,794

	Taiwan, Province Of China—4.7%
78,171	(1)Advanced Semiconductor Engineering Inc., ADR	292,361
1	Asia Cement Corp., GDR	2
(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value

Common Stocks—continued
	Taiwan, Province Of China—continued
105,000	Asustek Computer, Inc.	$ 511,062
26,100	China Steel Corp., GDR	279,270
330,000	Chinatrust Commercial Bank	230,708
45,000	Compeq Manufacturing Co., Ltd.	130,088
265,000	Delta Electronic	586,283
180,000	Hon Hai Precision Industry Co. Ltd.	1,008,850
455,000	(1)Macronix International Co., Ltd.	489,897
270,000	Picvue Electronics Ltd.	205,486
100,000	President Chain Store Corp.	202,065
981,570	(1)Taiwan Cellular Corp.	1,146,613
875,000	(1)Taiwan Semiconductor Manufacturing Co.	2,310,103
250,000	(1)United Microelectronics Corp. Ltd.	383,481
1,000	Yageo Corp.	1,115
87,568	Yageo Corp., RDC	516,651

	Total	8,294,035

	Thailand—0.9%
25,000	Advanced Information Service Public Co., Ltd.	267,621
140,000	BEC World Public Co., Ltd.	666,079
103,600	(1)Shin Corp. Public Co., Ltd.	394,775
150,000	(1)Shin Satellite Public Co., Ltd.	98,293
300,000	Shinawatra Satellite Public Co., Ltd.	196,586

	Total	1,623,354

	Turkey—1.9%
21,520,000	Aksigorta	193,120
17,039,922	(1)Anadolu Efes Biracilik ve Malt Sanayii AS	720,908
19,125,000	Arcelik AS	160,191
97,212,497	Haci Omer Sabanci Holding AS	419,569
19,320,764	Koc Holding AS	553,192
45,325,000	Turkiye Is Bankasi	371,892
344,250,000	Yapi ve Kredi Bankasi AS	1,000,047

	Total	3,418,919

	Venezuela—0.4%
25,000	Compania Anonima Nacional Telefonos de Venezuela, Class D, ADR	625,000

	Total Common Stocks (identified cost $145,794,833)	153,165,759

Shares or Principal Amount		Value

Preferred Stocks—1.9%
	Brazil—1.2%
5,000,000	Banco Itau SA, Pfd.	$ 404,918
60,000,000	Centrais Eletricas Brasileiras SA, Pfd., Series B	648,717
160,000,000	Companhia Paranaense de Energia-Copel, Pfd., Series B	1,085,436
66,740	Telecomunicacoes de Minas Gerais, Pfd., Series B	2,660

	Total	2,141,731

	Russia—0.7%
8,000,000	Surgutneftegaz, Pfd.	1,180,000

	Total Preferred Stocks (identified cost $3,753,301)	3,321,731

Corporate Bonds—0.0%
	Brazil—0.0%
$ 53,500	Companhia Vale Do Rio Doce, Conv. Deb., 12/12/2009 (identified cost $229)	227

Registered Investment Companies—9.2%
	Hungary—0.1%
230	(1)First Hungary Fund Ltd.	264,500

	India—0.4%
20,000	India Investment Trust Fund	267,600
42,159	(1)The Morgan Stanley India Investment Fund, Inc.	387,441

	Total	655,041

	South Africa—0.4%
58,538	Southern Africa Fund, Inc.	687,822

	Taiwan, Republic Of China— 2.5%
180,250	Formosa Growth Fund Ltd.	2,400,930
428,600	ROC Taiwan Fund	1,984,418

	Total	4,385,348

	United States—5.8%
10,255,378	Bank of New York Cash Reserve Fund (at net asset value)	10,255,378

	Total Registered Investment Companies (identified cost $18,586,735)	16,248,089

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Principal Amount		Value

(3) Repurchase Agreement—3.1%
$ 5,527,925	Goldman Sachs & Co., 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	5,527,925

	Total Investments (identified cost $173,663,023)	$ 178,263,731

(See Notes to Portfolios of Investments)

WACHOVIA PERSONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—93.2%
	Basic Materials—1.8%
146,485	Alcoa, Inc.	$ 6,320,828

	Capital Goods—8.9%
322,265	General Electric Co.	15,790,985
139,085	Tyco International Ltd.	7,990,433
87,890	United Technologies Corp.	7,322,116

	Total	31,103,534

	Communication Services—4.6%
409,105	(1)NEXTEL Communications, Inc., Class A	6,512,952
40,895	(1)Qwest Communications International, Inc.	1,502,482
145,330	Verizon Communications, Inc.	7,971,350

	Total	15,986,784

	Consumer Cyclicals—5.9%
107,060	(1)Linens ’N Things, Inc.	3,095,105
161,050	Lowe’s Cos., Inc.	11,197,806
122,560	Wal-Mart Stores, Inc.	6,342,480

	Total	20,635,391

	Consumer Staples—11.3%
292,815	(1)AT&T Corp.-Liberty Media Corp., Class A	4,933,933
212,290	CVS Corp.	11,654,721
446,540	(1)Kroger Co., Inc.	11,136,708
202,040	(1)Viacom, Inc., Class B	11,645,586

	Total	39,370,948

	Energy—6.1%
153,805	Exxon Mobil Corp.	13,650,194
72,435	Royal Dutch Petroleum Co., ADR	4,417,086
48,480	Schlumberger Ltd.	3,055,694

	Total	21,122,974

	Finance—18.0%
175,780	American Express Co.	7,403,854
183,010	American International Group, Inc.	14,823,810
98,680	Bank of New York Co., Inc.	5,388,915
320,785	Citigroup, Inc.	16,440,231
95,215	Freddie Mac	6,303,233
98,145	J.P. Morgan Chase & Co.	4,823,827
Shares or Principal Amount		Value

Common Stocks—continued
	Finance—continued
156,855	Wells Fargo Co.	$ 7,384,733

	Total	62,568,603

	Health Care—12.1%
175,690	Bristol-Myers Squibb Co.	9,529,426
21,960	Genentech, Inc.	1,099,098
102,485	Johnson & Johnson	9,935,921
139,085	Medtronic, Inc.	5,977,873
366,020	Pfizer, Inc.	15,698,598

	Total	42,240,916

	Technology—20.8%
241,575	(1)AOL Time Warner, Inc.	12,617,462
45,005	(1)Brocade Communications Systems, Inc.	1,755,195
292,255	(1)Cisco Systems, Inc.	5,628,831
214,325	(1)EMC Corp.-Mass	6,772,670
190,430	Intel Corp.	5,143,514
42,290	(1)KLA-Tencor Corp.	2,183,010
204,540	(1)Microsoft Corp.	14,150,077
264,935	Nokia Oyj, Class A, ADR	7,746,699
261,325	(1)Sun Microsystems, Inc.	4,304,023
234,250	Texas Instruments, Inc.	7,992,610
58,595	(1)Veritas Software Corp.	3,861,996

	Total	72,156,087

	Utilities—3.7%
278,170	Duke Energy Corp.	12,717,932

	Total Common Stocks (identified cost $219,873,780)	324,223,997

(2) U.S. Treasury Obligation—0.4%
$ 1,500,000	United States Treasury Bill, 6/14/2001 (identified cost $1,497,560)	1,497,870

(3) Repurchase Agreement—6.3%
22,061,531	Goldman Sachs Group, LP, 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	22,061,531

	Total Investments (identified cost $243,432,871)	$ 347,783,398

(See Notes to Portfolios of Investments)

WACHOVIA BLUE CHIP VALUE FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—91.2%
	Basic Materials—4.6%
392	Alcoa, Inc.	$ 16,915
280	International Paper Co.	10,710
337	Praxair, Inc.	16,948
313	Rohm & Haas Co.	10,392
251	(1)Watson Pharmaceuticals, Inc.	15,085

	Total	70,050

	Capital Goods—7.6%
540	Dover Corp.	22,891
994	Tyco International Ltd.	57,105
429	United Technologies Corp.	35,740

	Total	115,736

	Communication Services—6.5%
653	(1)Global Crossing Ltd.	8,293
925	(1)MCI Worldcom, Inc.	16,502
676	SBC Communications, Inc.	29,102
411	Sprint Corp.	8,347
688	Verizon Communications, Inc.	37,737

	Total	99,981

	Consumer Cyclicals—5.2%
298	(1)Costco Wholesale Corp.	11,595
447	Interpublic Group Cos., Inc.	16,423
597	(1)Linens ’N Things, Inc.	17,259
482	Lowe’s Cos., Inc.	33,513

	Total	78,790

	Consumer Staples—10.5%
206	Anheuser-Busch Cos., Inc.	9,064
551	CVS Corp.	30,250
884	(1)Comcast Corp., Class A	36,209
280	Kimberly-Clark Corp.	16,926
1,407	(1)Kroger Co., Inc.	35,091
407	Philip Morris Cos., Inc.	20,924
198	(1)Viacom, Inc., Class B	11,413

	Total	159,877

	Energy—11.6%
395	BP Amoco PLC, ADR	21,089
856	Conoco, Inc., Class A	26,467
265	ENSCO International, Inc.	8,536
813	Exxon Mobil Corp.	72,154
502	Royal Dutch Petroleum Co., ADR	30,612
288	Schlumberger Ltd.	18,153

	Total	177,011

Shares		Value

Common Stocks—continued
	Finance—29.0%
688	Ace, Ltd.	$ 26,660
621	American Express Co.	26,156
460	American International Group, Inc.	37,260
198	Bank of America Corp.	11,731
590	Bank of New York Co., Inc.	32,220
1,188	Citigroup, Inc.	60,885
707	Freddie Mac	46,803
427	Honeywell International, Inc.	20,667
559	J.P. Morgan Chase & Co.	27,475
199	MBIA, Inc.	10,497
964	MBNA Corp.	34,762
158	Marsh & McLennan Cos., Inc.	16,574
553	Morgan Stanley, Dean Witter & Co.	35,951
268	PNC Financial Services Group	18,559
759	Wells Fargo Co.	35,734

	Total	441,934

	Health Care—3.1%
224	Bristol-Myers Squibb Co.	12,150
111	Johnson & Johnson	10,761
273	Pharmacia Corp.	13,257
264	(1)Tenet Healthcare Corp.	12,009

	Total	48,177

	Technology—7.4%
152	(1)Applied Materials, Inc.	7,589
850	Compaq Computer Corp.	13,591
334	Electronic Data Systems Corp.	20,457
578	Hewlett-Packard Co.	16,947
279	(1)Jabil Circuit, Inc.	8,197
117	(1)KLA-Tencor Corp.	6,040
616	Motorola, Inc.	9,055
407	Nortel Networks Corp.	5,425
172	(1)Sanmina Corp.	4,654
373	(1)Solectron Corp.	8,046
389	Texas Instruments, Inc.	13,273

	Total	113,274

	Utilities—5.7%
1,071	Duke Energy Corp.	48,966
292	El Paso Corp.	17,783
375	Enron Corp.	19,841

	Total	86,590

	Total Common Stocks (identified cost $1,379,137)	1,391,420

(See Notes to Portfolios of Investments)

WACHOVIA BLUE CHIP VALUE FUND

Shares or Principal Amount		Value

Registered Investment Company—4.0%
960	iShares S&P 500/BARRA Value (identified cost $61,028)	$ 61,200

(3) Repurchase Agreement—1.9%
$ 29,569	Goldman Sachs Group, LP, 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	29,569

	Total Investments (identified cost $1,469,734)	$ 1,482,189

(See Notes to Portfolios of Investments)

WACHOVIA NEW HORIZONS FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—91.6%
	Capital Goods—4.0%
793	General Electric Co.	$ 38,857
275	Tyco International Ltd.	15,799

	Total	54,656

	Communication Services—5.3%
264	(1)Brocade Communications Systems, Inc.	10,296
398	(1)Gemstar-TV Guide International, Inc.	14,475
919	(1)Nextel Communications, Inc., Class A	14,630
468	(1)Qwest Communications International, Inc.	17,194
717	(1)Sprint Corp. (PCS Group)	15,774

	Total	72,369

	Consumer Staples—10.0%
2,702	(1)AT&T Corp.-Liberty Media Corp., Class A	45,529
995	(1)Comcast Corp., Class A	40,755
889	(1)Viacom, Inc., Class B	51,242

	Total	137,526

	Finance—3.3%
348	American Express Co.	14,658
1,648	Schwab (Charles) Corp.	30,982

	Total	45,640

	Health Care—26.6%
630	(1)ALZA Corp.	29,705
334	Allergan, Inc.	29,960
398	American Home Products Corp.	25,193
578	(1)Amgen, Inc.	38,368
378	Applera Corp.-Applied Biosystems Group	11,627
469	Bristol-Myers Squibb Co.	25,439
372	(1)Enzon, Inc.	26,040
401	(1)Genentech, Inc.	20,070
195	(1)Genzyme Corp.	20,853
492	(1)IDEC Pharmaceuticals Corp.	30,307
885	Medtronic, Inc.	38,037
1,610	Pfizer, Inc.	69,053

	Total	364,652

Shares or Principal Amount		Value

Common Stocks—continued
	Technology—38.3%
1,664	(1)AOL Time Warner, Inc.	$ 86,911
468	(1)Applied Micro Circuits Corp.	8,457
394	(1)CIENA Corp.	21,335
223	(1)Celestica, Inc.	11,150
2,234	(1)Cisco Systems, Inc.	43,027
1,212	(1)EMC Corp.	38,299
902	(1)i2 Technologies, Inc.	18,112
1,530	Intel Corp.	41,325
0	(1)JDS Uniphase Corp.	3
309	(1)KLA-Tencor Corp.	15,951
294	(1)Micromuse, Inc.	11,201
999	(1)Microsoft Corp.	69,111
778	(1)Network Appliance, Inc.	14,471
849	Nokia Oyj, Class A, ADR	24,825
793	(1)RF Micro Devices, Inc.	20,681
1,649	(1)Sun Microsystems, Inc.	27,159
917	Texas Instruments, Inc.	31,288
627	(1)VERITAS Software Corp.	41,326

	Total	524,632

	Utilities—4.1%
483	(1)Calpine Corp.	23,812
353	Dynegy, Inc., Class A	17,403
279	Enron Corp.	14,762

	Total	55,977

	Total Common Stocks (identified cost $1,403,611)	1,255,452

Registered Investment Company—2.9%
640	iShares S&P 500/BARRA Growth Fund (identified cost $39,880)	39,616

(3) Repurchase Agreement—1.2%
$ 16,998	Goldman Sachs & Co., 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	16,998

	Total Investments (identified cost $1,460,489)	$ 1,312,066

(See Notes to Portfolios of Investments)

WACHOVIA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—89.8%
	Finland—3.6%
2,198	Nokia Oyj, Class A, ADR	$ 64,270

	France—6.8%
730	(1)Business Objects SA, ADR	23,294
1,192	Dassault Systemes SA, ADR	53,640
1,610	L’Air Liquide SA, ADR	44,870

	Total	121,804

	Germany, Federal Republic Of—6.6%
2,260	Fresenius Medical Care AG, ADR	51,551
1,925	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	67,587

	Total	119,138

	Hong Kong—3.6%
735	Asia Satellite Telecommunications Holdings Ltd., ADR	14,994
2,034	(1)China Mobile (Hong Kong) Ltd., ADR	49,528

	Total	64,522

	Ireland—4.0%
1,251	(1)Elan Corp., PLC, ADR	72,195

	Israel—3.7%
1,147	Teva Pharmaceutical Industries Ltd., ADR	66,251

	Italy—4.3%
5,083	Luxottica Group SpA, ADR	77,262

	Japan—19.6%
1,240	Canon, Inc., ADR	49,141
2,543	Eisai Co., Ltd., ADR	62,922
533	Kyocera Corp., ADR	50,107
680	NTT DoCoMo, Inc., ADR	65,242
1,407	ORIX Corp., ADR	73,108
660	Sony Corp., ADR	51,546

	Total	352,066

Shares or Principal Amount		Value

Common Stocks—continued
	Netherlands—16.5%
1,319	Akzo Nobel NV, ADR	$ 57,047
700	Gucci Group NV, ADR	63,231
934	ING Groep NV, ADR	60,570
1,900	Koninklijke Ahold NV, ADR	57,589
2,669	TNT Post Group NV, ADR	59,385

	Total	297,822

	Switzerland—10.0%
4,560	Adecco SA, ADR	64,342
1,300	Novartis AG, ADR	49,894
1,853	STMicroelectronics NV	65,874

	Total	180,110

	United Kingdom—11.1%
448	Barclays PLC, ADR	54,207
2,902	Pearson PLC, ADR	54,558
2,264	Vodafone Group PLC, ADR	58,614
602	WPP Group PLC, ADR	32,592

	Total	199,971

	Total Common Stocks (identified cost $1,628,711)	1,615,411

(3) Repurchase Agreement—7.2%
$130,007	Goldman Sachs Group, LP, 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	130,007

	Total Investments (identified cost $1,758,718)	$ 1,745,418

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Shares		Value

Common Stocks—55.3%
	Basic Materials—2.1%
101,576	Alcoa, Inc.	$ 4,383,004
33,533	Du Pont (E.I.) de Nemours & Co.	1,555,931
62,540	Praxair, Inc.	3,145,137
46,114	(1)Watson Pharmaceuticals, Inc.	2,771,451

	Total	11,855,523

	Capital Goods—4.7%
79,399	Dover Corp.	3,365,724
227,741	General Electric Co.	11,159,309
127,467	Tyco International Ltd.	7,322,979
47,094	United Technologies Corp.	3,923,401

	Total	25,771,413

	Communication Services—3.2%
22,512	(1)Brocade Communications Systems, Inc.	877,968
220,975	(1)Global Crossing Ltd.	2,806,382
150,080	(1)NEXTEL Communications, Inc., Class A	2,389,274
103,539	(1)Qwest Communications International, Inc.	3,804,023
138,475	(1)Sprint PCS Group	3,046,450
85,005	Verizon Communications, Inc.	4,662,524

	Total	17,586,621

	Consumer Cyclicals—3.4%
36,182	Centex Corp.	1,348,865
41,192	(1)Costco Wholesale Corp.	1,602,781
45,387	Interpublic Group Cos., Inc.	1,667,518
78,700	(1)Linens ’N Things, Inc.	2,275,217
109,596	Lowe’s Cos., Inc.	7,620,210
79,749	Wal-Mart Stores, Inc.	4,127,011

	Total	18,641,602

	Consumer Staples—5.7%
210,069	(1)AT&T Corp.-Liberty Media Corp., Class A	3,539,663
47,369	Avon Products, Inc.	2,072,867
77,664	CVS Corp.	4,263,754
46,149	Harley Davidson, Inc.	2,167,619
57,686	Kimberly-Clark Corp.	3,487,119
211,227	(1)Kroger Co., Inc.	5,267,990
88,030	Philip Morris Cos., Inc.	4,525,622
Shares		Value

Common Stocks—continued
	Consumer Staples—continued
114,226	(1)Viacom, Inc., Class B	$ 6,583,987

	Total	31,908,621

	Energy—5.2%
144,429	Conoco, Inc., Class A	4,465,745
90,235	ENSCO International, Inc.	2,906,469
42,795	El Paso Energy Corp	2,606,215
119,770	Exxon Mobil Corp.	10,629,587
60,105	Royal Dutch Petroleum Co., ADR	3,665,203
72,102	Schlumberger Ltd.	4,544,589

	Total	28,817,808

	Finance—10.9%
125,191	American Express Co.	5,273,045
94,651	American International Group, Inc.	7,666,731
52,719	Bank of America Corp.	3,123,601
62,912	Bank of New York Co., Inc.	3,435,624
231,836	Citigroup, Inc.	11,881,595
93,351	Freddie Mac	6,179,836
44,153	Franklin Resources, Inc.	1,964,808
49,717	Honeywell International, Inc.	2,406,303
99,646	J.P. Morgan Chase & Co.	4,897,601
16,027	MBIA, Inc.	845,424
62,203	MBNA Corp.	2,243,040
12,228	Marsh & McLennan Cos., Inc.	1,282,717
42,098	Morgan Stanley, Dean Witter & Co.	2,736,791
31,718	PNC Financial Services Group	2,196,471
97,907	Wells Fargo Co.	4,609,462

	Total	60,743,049

	Health Care—6.5%
48,089	American Home Products Corp.	3,044,034
59,047	(1)Amgen, Inc.	3,919,540
55,853	Bristol-Myers Squibb Co.	3,029,467
34,031	(1)Genentech, Inc.	1,703,252
14,677	(1)Genzyme Corp.	1,569,558
50,528	Johnson & Johnson	4,898,690
75,824	Medtronic, Inc.	3,258,916
53,457	Merck & Co., Inc.	3,901,826
238,992	Pfizer, Inc.	10,250,367
14,162	(1)Tenet Healthcare Corp.	644,229

	Total	36,219,879

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Shares or Principal Amount		Value

Common Stocks—continued
	Technology—11.1%
200,009	(1)AOL Time Warner, Inc.	$ 10,446,470
24,953	Automatic Data Processing, Inc.	1,340,974
192,428	(1)Cisco Systems, Inc.	3,706,202
158,730	(1)EMC Corp.-Mass	5,015,868
113,256	(1)i2 Technologies, Inc.	2,274,180
116,331	Intel Corp.	3,142,100
46,514	(1)KLA-Tencor Corp.	2,401,053
25,635	(1)Micromuse, Inc.	976,694
147,145	(1)Microsoft Corp.	10,179,491
85,725	(1)Network Appliance, Inc.	1,594,485
118,418	Nokia Oyj, Class A, ADR	3,462,542
184,547	Nortel Networks Corp.	2,460,012
84,184	(1)RF Micro Devices, Inc.	2,195,519
86,087	(1)Sun Microsystems, Inc.	1,417,853
166,342	Texas Instruments, Inc.	5,675,589
83,593	(1)Veritas Software Corp.	5,509,615

	Total	61,798,647

	Transportation—0.7%
194,763	Southwest Airlines Co.	3,895,260

	Utilities—1.8%
145,672	Duke Energy Corp.	6,660,124
62,835	Enron Corp.	3,324,600

	Total	9,984,724

	Total Common Stocks (identified cost $243,643,613)	307,223,147

Asset-Backed Securities—1.1%
	Asset Backed Securities—1.1%
$4 ,000,000	American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	4,090,000
2,025,000	Carco Auto Loan Master Trust 1999-4, Class A, 6.43%, 11/15/2004	2,076,853
10,966	Prudential Home Mortgage Securities 1993-60, Class A1, 6.75%, 12/25/2023	10,963

	Total Asset-Backed Securities (identified cost $6,137,793)	6,177,816

Corporate Bonds—18.5%
	Basic Materials—0.4%
1,365,000	Du Pont (E.I.) de Nemours & Co., Note, 6.75%, 10/15/2004	1,414,522
Principal Amount		Value

Corporate Bonds—continued
	Basic Materials—continued
$ 750,000	Temple-Inland, Inc., Unsecd. Note, 7.25%, 9/15/2004	$ 756,428

	Total	2,170,950

	Communication Services—1.1%
1,000,000	New England Telephone & Telegraph, Note, 5.875%, 4/15/2009	944,060
3,980,000	New York Telephone Co., Deb., 6.00%, 4/15/2008	3,850,411
1,368,000	Worldcom, Inc., 8.00%, 5/15/2006	1,435,114

	Total	6,229,585

	Consumer Cyclicals—1.0%
3,000,000	Carnival Corp., Unsecd. Note, 7.05%, 5/15/2005	3,031,740
697,000	K Mart Corp., Note, 9.375%, 2/1/2006	703,970
2,000,000	Tribune Co., Note, 6.25%, 11/10/2026	2,010,140

	Total	5,745,850

	Consumer Staples—0.9%
5,145,000	Coca-Cola Enterprises, Inc., Bond, 6.75%, 1/15/2038	4,857,703

	Finance—11.4%
1,000,000	Associates Corp. of North America, Note, 6.00%, 12/1/2002	1,019,320
1,100,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	1,124,156
750,000	Bank of America Corp., Note, 6.625%, 6/15/2004	773,498
2,642,000	Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	2,743,981
865,000	Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008	907,350
1,450,000	CIT Group, Inc., Sr. Note, 5.625%, 10/15/2003	1,453,248
2,100,000	CS First Boston Mortgage Securities Corp. 2001-CK1, Class A3, 6.38%, 12/18/2010	2,068,500
500,000	Caterpillar Financial Services Corp., MTN, 6.09%, 3/1/2004	507,895
1,000,004	Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005	1,034,194
(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 1,000,000	Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010	$ 1,038,670
1,075,000	Commercial Credit Co., Deb., 8.70%, 6/15/2010	1,215,954
1,000,000	Commercial Credit Co., Note, 6.50%, 8/1/2004	1,021,270
1,000,000	DaimlerChrysler North America Holding Corp. , 6.63%, 9/21/2001	1,005,100
629,500	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class D, 7.231%, 6/15/2031	613,317
7,745,685	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class X, 1.254%, 2/15/2031	328,777
1,000,000	Distribution Financial Services RV Trust, 6.48%, 5/15/2016	1,021,878
1,355,000	First Union Corp., Sub. Note, 6.30%, 4/15/2028	1,307,128
1,510,000	First Union National Bank 2000-C1 A2, Class A2, 7.841%, 3/15/2010	1,624,963
2,500,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	2,796,475
1,650,000	General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	1,663,959
1,545,000	Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	1,589,820
1,000,000	Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	987,010
1,500,000	Hartford Life, Inc., Note, 7.10%, 6/15/2007	1,548,840
1,295,000	Household Finance Corp., Note, 6.00%, 5/1/2004	1,304,790
1,000,000	KFW International Finance, Company Guarantee, 8.25%, 11/30/2004	1,084,713
1,500,000	KFW International Finance, Note, 7.00%, 3/1/2013	1,511,190
735,000	Landesbank B-W, Sub. Note, 7.875%, 4/15/2004	780,820
2,000,000	Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	2,067,700
1,000,000	Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	1,018,080
1,500,000	Merrill Lynch & Co., Inc., Bond, 6.00%, 7/15/2005	1,504,395
Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 500,000	Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	$ 528,045
1,000,000	Morgan Stanley Group, Inc., Note, 7.75%, 6/15/2005	1,065,920
750,000	Morgan Stanley, Dean Witter & Co., Unsecd. Note, (Series I), 7.07%, 2/10/2014	747,990
1,000,000	Morgan Stanley, Dean Witter & Co., Unsub., 6.10%, 4/15/2006	1,000,320
1,000,000	NationsBank Corp., Series MTN, 6.20%, 8/15/2003	1,020,580
1,000,000	NationsBank Corp., Sr. Note, 6.375%, 5/15/2005	1,018,670
2,500,000	NationsBank Corp., Sub. Note, 7.25%, 10/15/2025	2,452,650
1,000,000	Regions Financial Corp., Sub. Note, 7.00%, 3/1/2011	996,100
1,300,000	SBC Communications Capital Corp., Note, 7.00%, 8/26/2002	1,338,389
1,000,000	Salomon Smith Barney Holdings, Inc., Note, 5.875%, 3/15/2006	992,050
1,250,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	1,232,462
2,380,000	Union Planters Corp., Sub. Note, 6.50%, 3/15/2018	2,272,686
2,500,000	(4)Verizon Global Funding, Note, Series 144A, 7.25%, 12/1/2010	2,559,775
1,000,000	Washington Mutual, Inc., Sr. Note, 6.875%, 5/15/2011	992,950
1,700,000	Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,676,591
3,500,000	Wells Fargo Financial, Inc., Sr. Note, 6.375%, 9/15/2002	3,574,480
1,000,000	Wells Fargo Financial, Inc., Sr. Note, 6.625%, 7/15/2004	1,029,270

	Total	63,165,919

	Industrial Services—1.1%
2,000,000	Petroleum Geo-Services ASA, Note, 7.50%, 3/31/2007	1,959,380
4,000,000	Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	4,008,280

	Total	5,967,660

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Principal Amount		Value

Corporate Bonds—continued
	Technology—0.3%
$ 825,000	Honeywell International, Inc., 6.875%, 10/3/2005	$ 858,396
558,000	Nortel Networks Corp., Note, 6.125%, 2/15/2006	530,407

	Total	1,388,803

	Transportation—0.3%
780,000	Norfolk Southern Corp., Bond, 7.25%, 2/15/2031	748,036
1,000,000	United Parcel Service, Deb., 8.375%, 4/1/2020	1,148,430

	Total	1,896,466

	Utilities—2.0%
680,000	GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	631,591
1,000,000	GTE North, Inc., Deb., 5.65%, 11/15/2008	939,910
1,535,639	General Services Administration— Rosecliff Realty, Note, 8.00%, 11/15/2008	1,592,166
1,250,000	Georgia Power Co., Note, 6.20%, 2/1/2006	1,252,075
800,000	Kinder Morgan Energy Partners, LP, Bond, 7.40%, 3/15/2031	782,192
3,060,000	National Fuel Gas Co., Note, 6.303%, 5/27/2008	2,967,527
1,500,000	Ontario Hydro, Sr. Note, 6.10%, 1/30/2008	1,492,365
1,500,000	Virginia Electric Power Co., 1st Ref. Mtg., Series B, 6.625%, 4/1/2003	1,539,630

	Total	11,197,456

	Total Corporate Bonds (identified cost $101,234,637)	102,620,392

Mortgage Backed Securities—14.6%
	Federal Home Loan Bank—0.2%
1,000,000	5.40%, 3/1/2004	1,010,780

	Federal Home Loan Mortgage Corporation—1.3%
1,099,481	6.00%, 8/1/2013	1,089,508
102,334	6.50%, 12/1/2008	103,741
24,230	6.50%, 2/1/2009	24,548
372,160	6.50%, 3/1/2009	377,042
27,773	6.50%, 4/1/2009	28,138
Principal Amount		Value

Mortgage Backed Securities—continued
	Federal Home Loan Mortgage Corporation—continued
$ 134,506	6.50%, 6/1/2009	$ 136,271
141,878	6.50%, 7/1/2010	143,739
320,738	7.00%, 2/1/2023	325,350
5,000,000	7.00%, 12/1/2029	5,045,300

	Total	7,273,637

	Federal National Mortgage Association—7.5%
490,697	6.00%, 12/1/2010	487,630
871,912	6.00%, 4/1/2011	866,463
4,044,933	6.00%, 12/1/2012	4,009,540
1,298,079	6.00%, 1/1/2013	1,286,721
2,745,271	6.00%, 4/1/2013	2,717,819
1,626,454	6.00%, 7/1/2013	1,610,189
1,669,756	6.13%, 9/1/2008	1,671,021
1,932,968	6.50%, 7/1/2013	1,946,247
851,940	6.50%, 1/1/2028	843,948
10,683,378	6.50%, 2/1/2029	10,579,856
6,000,000	6.50%, 12/1/2029	5,934,360
482,208	6.54%, 12/1/2007	493,435
1,824,203	6.56%, 12/1/2007	1,868,450
965,951	7.00%, 2/25/2021	975,910
2,384,455	7.06%, 8/1/2006	2,494,575
2,525,000	7.125%, 2/15/2005	2,683,217
539,128	7.50%, 4/1/2007	558,838
340,516	7.50%, 9/1/2022	350,197
93,236	8.00%, 6/1/2022	97,257
102,909	8.00%, 1/1/2023	107,348
11,653	8.50%, 8/1/2016	12,478
4,162	8.50%, 6/1/2024	4,397
80,758	8.50%, 7/1/2024	85,906
6,801	8.50%, 10/1/2024	7,234
96,962	8.50%, 12/1/2024	103,144

	Total	41,796,180

	Government National Mortgage Association—4.9%
3,283,205	6.00%, 2/15/2029	3,192,917
2,830,366	6.00%, 2/15/2029	2,748,691
5,426,163	6.00%, 3/15/2029	5,276,944
447,706	6.50%, 10/15/2008	455,818
675,734	6.50%, 12/15/2012	687,343
688,839	6.50%, 2/15/2013	700,673
554,151	6.50%, 2/15/2013	563,671
552,917	6.50%, 2/15/2013	562,416
300,993	6.50%, 3/15/2024	299,864
(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Principal Amount		Value

Mortgage Backed Securities—continued
	Government National Mortgage Association—continued
$ 1,812,457	6.50%, 4/15/2029	$ 1,798,864
1,581,642	6.50%, 4/15/2029	1,569,780
410,631	7.00%, 5/15/2023	418,330
878,034	7.00%, 8/15/2023	894,497
191,298	7.00%, 8/15/2023	194,885
475,260	7.00%, 12/20/2025	481,353
5,000,000	7.50%, 12/15/2029	5,139,050
272,440	7.50%, 3/15/2023	281,039
792,053	7.50%, 8/15/2027	814,571
257,343	8.00%, 10/15/2022	270,532
141,839	8.00%, 6/15/2023	148,399
38,402	9.00%, 3/15/2009	41,006
32,957	9.00%, 11/15/2016	35,500
25,567	9.00%, 11/15/2019	27,445
235,445	9.00%, 12/15/2019	252,734
131,288	9.00%, 1/15/2021	140,108
26,809	9.00%, 4/15/2021	28,610

	Total	27,025,040

	Sovereign—0.3%
2,000,000	Quebec, Province of, Bond, 6.125%, 1/22/2011	1,944,800

	Tennessee Valley Authority—0.4%
2,200,000	Tennessee Valley Authority, Bond, 5.28%, 9/14/2001	2,204,466

	Total Mortgage Backed Securities (identified cost $81,206,213)	81,254,903

Principal Amount or Shares			Value

U.S. Treasury Obligations—4.8%
		U.S. Treasury Bill—0.6%
$ 3,500,000	(2)	6/14/2001	$ 3,495,030

		U.S. Treasury Bonds—3.7%
7,850,000		6.375%, 8/15/2027	8,308,754
8,654,000		7.125%, 2/15/2023	9,881,743
1,900,000		8.125%, 8/15/2019	2,364,607

		Total	20,555,104

		U.S. Treasury Note—0.5%
2,700,000		5.875%, 2/15/2004	2,792,799

		Total U.S. Treasury Obligations (identified cost $25,648,585)	26,842,933

Registered Investment Companies—3.6%
44,000		2002 Target Term Trust, Inc.	629,200
338,501		Blackrock 2001 Term Trust, Inc.	3,344,390
30,600		Blackrock Advantage Term Trust	316,710
222,900		Blackrock Strategic Term Trust, Inc.	2,124,237
55,900		RCM Strategic Global Government Fund	588,627
1,179,468		Strong High Yield Bond Fund	10,709,567
12,500		TCW/DW Term Trust 2002	126,750
124,800		TCW/DW Term Trust 2003	1,261,728
153,700		Templeton Global Income Fund	968,310

		Total Registered Investment Companies (identified cost $19,536,631)	20,069,519

(3) Repurchase Agreement—4.5%
$24,875,714		Goldman Sachs Group, LP, 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	24,875,714

		Total Investments (identified cost $502,283,186)	$ 569,064,424

(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Value

Asset-Backed Securities—4.8%
	Finance—4.8%
$ 6,575,000	American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	$ 6,722,937
8,020,000	Carco Auto Loan Master Trust 1999-4, Class A, 6.43%, 11/15/2004	8,225,362
5,000,000	Distribution Financial Services RV Trust, 6.480%, 10/15/2013	5,109,388
3,250,000	Distribution Financial Services Trust 1999-1, Class A5, 5.97%, 8/15/2013	3,233,454
2,400,000	MBNA Master Credit Card Trust 2000-L, Class A, 6.50%, 4/15/2010	2,467,709
640,000	PP&L Transition Bond Co. LLC, Class A7, 7.05%, 6/25/2009	673,600
1,885,000	Providian Master Trust 2000-1, Class A, 7.49%, 8/17/2009	1,999,859

	Total Asset-Backed Securities (identified cost $25,341,264)	28,432,309

Collateralized Mortgage Obligations—6.0%
	Finance—6.0%
4,880,000	CS First Boston Mortgage Securities Corp. 2001-CK1, Class A3, 6.38%, 12/18/2010	4,806,800
2,000,000	Commercial Mortgage Asset Trust 1999-C1, Class C, 7.35%, 8/17/2013	2,052,267
2,000,000	Criimi Mae CMBS Corp. 1998-1, Class A2, 6.009%, 2/20/2005	1,970,626
2,825,000	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class D, 7.23%, 6/15/2031	2,752,374
32,895,238	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class X, 1.24%, 2/15/2031	1,396,288
1,050,964	FSA Finance, Inc., Class A, 7.42%, 6/1/2007	1,072,922
3,600,000	First Union National Bank 2000-C1 A2, Class A2, 7.841%, 3/15/2010	3,874,083
Principal Amount		Value

Collateralized Mortgage Obligations—continued
	Finance—continued
$4,130,523	General Services Administration— Rosecliff Realty Note, 8.00%, 11/15/2008	$ 4,282,568
5,000,000	LB Commercial Conduit Mortgage Trust 1998-C1, Class A3, 6.48%, 1/18/2008	5,019,618
1,000,000	Merrill Lynch Mortgage Investors, Inc., Class A2, 6.48%, 11/15/2026	987,950
5,000,000	Merrill Lynch Mortgage Investors, Inc., Class A3, 6.72%, 11/15/2026	4,815,754
2,000,000	Nomura Asset Securities Corp. 1998-D6, Class A3, 6.97908%, 3/17/2028	2,030,771
16,658,813	Nomura Asset Securities Corp. 1998-D6, Class ACS1, 1.91%, 3/17/2028	212,715

	Total Collateralized Mortgage Obligations (identified cost $30,219,271)	35,274,736

Corporate Bonds—27.4%
	Basic Materials—1.2%
4,905,000	Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	5,045,872
1,000,000	Du Pont (E.I.) de Nemours & Co., Unsecd. Note, Series G, 6.47%, 9/26/2002	1,027,360
750,000	Temple-Inland, Inc., Unsecd. Note, 7.25%, 9/15/2004	756,427

	Total	6,829,659

	Capital Goods—1.0%
5,670,000	Ingersoll-Rand Co., Note, 6.13%, 11/18/2027	5,695,345

	Communication Services—2.3%
3,000,000	AT&T Corp., Global Bond, 6.50%, 3/15/2029	2,574,810
1,820,000	GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	1,690,434
2,445,000	GTE North, Inc., Deb., 5.65%, 11/15/2008	2,298,080
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Communication Services—continued
$ 3,500,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	$ 2,980,530
3,965,000	Worldcom, Inc., 8.00%, 5/15/2006	4,159,523

	Total	13,703,377

	Consumer Cyclicals—1.0%
500,000	General Motors Corp., Unsecd. Note, 7.10%, 3/15/2006	518,370
2,019,000	K Mart Corp., Note, 9.375%, 2/1/2006	2,039,190
3,000,000	Tribune Co., Note, 6.25%, 11/10/2026	3,015,210
500,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.75%, 5/15/2002	512,355

	Total	6,085,125

	Consumer Staples—0.7%
2,000,000	Avon Products, Inc., 6.90%, 11/15/2004	2,064,620
2,000,000	McDonald’s Corp., Sr. Note, 6.00%, 6/23/2002	2,031,600

	Total	4,096,220

	Finance—17.5%
1,340,000	BB&T Corp., Sub. Note, 7.25%, 6/15/2007	1,370,110
1,250,000	BankAmerica Corp., Note, 6.625%, 6/15/2004	1,289,162
1,000,000	BankAmerica Corp., Sub. Note, 6.625%, 8/1/2007	1,008,480
1,000,000	Bankers Trust Corp., Sr. Note, 6.75%, 10/3/2001	1,008,640
1,220,000	Bankers Trust Corp., Sub. Note, 7.25%, 10/15/2011	1,262,444
1,880,000	Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008	1,972,045
5,948,000	Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	6,177,593
5,000,000	BankUnited Financial Corp., Note, 5.40%, 2/2/2004	4,982,900
2,050,000	Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	2,052,972
1,000,000	Caterpillar Financial Services Corp., Note, Series F, 6.09%, 3/1/2004	1,015,790
$ 2,000,000	Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005	$ 2,068,380
3,000,000	Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010	3,116,010
2,500,000	Commercial Credit Co., Unsecd. Note, 7.375%, 4/15/2005	2,622,775
500,000	First Colony Corp., Sr. Note, 6.625%, 8/1/2003	510,540
3,600,000	First Union Corp., Note, 6.625%, 6/15/2004	3,700,260
1,640,000	First Union Corp., Sub. Note, 6.30%, 4/15/2028	1,582,059
755,000	First Union Corp., Sub. Note, 6.824%, 8/1/2026	770,870
2,500,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	2,796,475
800,000	General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	806,768
3,115,000	Goldman Sachs Group, Inc., Note, Series B, 7.35%, 10/1/2009	3,205,366
2,000,000	Hartford Life, Inc., Note, 7.10%, 6/15/2007	2,065,120
2,000,000	Inter-American Development Bank, Deb., 8.875%, 6/1/2009	2,375,500
2,145,000	International Lease Finance Corp., Note, 4.75%, 6/2/2003	2,139,466
2,330,000	Kinder Morgan Energy Partners, LP, Note, 7.40%, 3/15/2031	2,278,134
7,000,000	Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009	7,364,770
1,000,000	Lehman Brothers Holdings, Inc., Sr. Note, 8.75%, 3/15/2005	1,090,350
1,375,000	Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,375,949
500,000	Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	496,475
2,000,000	Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	1,930,100
1,100,000	Metropolitan Life Insurance Co., 7.00%, 11/1/2005*	1,131,647
2,090,000	Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007	2,148,144
1,500,000	Morgan Stanley, Dean Witter & Co., Unsecd. Note, Series I, 7.07%, 2/10/2014	1,495,980
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 5,000,000	Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	$ 5,111,500
2,000,000	Norwest Corp., Note, Series H, 6.75%, 6/15/2007	2,040,600
1,750,000	Norwest Financial, Inc., Sr. Note, 6.625%, 7/15/2004	1,801,222
4,000,000	Quebec, Province of, Bond, 6.125%, 1/22/2011	3,889,600
1,000,000	Regions Financial Corp., Sub. Note, 7.00%, 3/1/2011	996,100
3,000,000	Salomon Smith Barney Holdings, Inc., Note, 5.875%, 3/15/2006	2,976,150
2,100,000	Salomon, Inc., Note, 6.375%, 10/1/2004	2,136,687
2,250,000	Simon DeBartolo Group, Inc., Company Guarantee, 6.875%, 10/27/2005	2,218,432
4,700,000	Union Planters Corp., Sub. Note, 6.50%, 3/15/2018	4,488,077
3,590,000	Verizon Global Funding, Note, Series 144A, 7.25%, 12/1/2010*	3,675,837
1,000,000	Washington Mutual, Inc., Sr. Note, 6.875%, 5/15/2011	992,950
3,300,000	Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	3,254,559

	Total	102,792,988

	Technology—1.0%
4,201,000	Honeywell International, Inc., 6.875%, 10/3/2005	4,371,056
1,615,000	Nortel Networks Corp., Note, 6.125%, 2/15/2006	1,535,138

	Total	5,906,194

	Transportation—0.6%
1,150,000	Norfolk Southern Corp., Bond, 7.25%, 2/15/2031	1,102,873
2,000,000	United Parcel Service, Deb., 8.375%, 4/1/2020	2,296,860

	Total	3,399,733

	Utilities—2.1%
1,500,000	Consolidated Natural Gas Co., Sr. Note, 6.85%, 4/15/2011	1,484,655
3,250,000	Georgia Power Co., Note, 6.20%, 2/1/2006	3,255,395

	Utilities—continued
$ 5,000,000	National Fuel Gas Co., Note, 6.303%, 5/27/2008	$ 4,848,900
3,000,000	SCANA Corp., Sr. Note, Series B, 6.25%, 7/8/2003	3,037,740

	Total	12,626,690

	Total Corporate Bonds (identified cost $166,953,744)	161,135,331

Foreign Bonds—2.6%
	Finance—1.6%
185,000	Deutsche Bank Financial, Inc., Bank Guarantee, 7.50%, 4/25/2009	196,131
3,000,000	Hanson Overseas B.V., Sr. Note, 7.375%, 1/15/2003	3,084,330
5,915,000	Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004	6,283,741

	Total	9,564,202

	Utilities—1.0%
1,135,000	Ontario Hydro, Sr. Note, 6.10%, 1/30/2008	1,129,223
5,000,000	Petroleum Geo-Services ASA, Note, 7.50%, 3/31/2007	4,898,450

	Total	6,027,673

	Total Foreign Bonds (identified cost $15,756,344)	15,591,875

U.S. Government Agencies—39.4%
	Federal Farm Credit Bank—0.3%
1,700,000	5.73%, 7/28/2003	1,736,924

	Federal Home Loan Bank—0.5%
2,000,000	5.72%, 8/25/2003	2,031,240
1,000,000	6.52%, 4/2/2003	1,032,340

	Total	3,063,580

	Federal Home Loan Mortgage Corporation—7.2%
1,306	12.50%, 2/1/2010	1,467
6,348	12.50%, 7/1/2011	7,152
1,691	12.50%, 3/1/2014	1,932
705	11.00%, 10/1/2010	770
6,249	11.00%, 10/1/2015	6,903
4,474	9.00%, 5/15/2016	4,819
10,580	9.50%, 7/1/2016	11,277
980	9.00%, 1/1/2019	1,043
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Federal Home Loan Mortgage Corporation—continued
$ 796	9.00%, 1/1/2019	$ 847
713	9.50%, 2/1/2019	761
5,247	8.50%, 7/1/2017	5,590
771	8.50%, 8/1/2017	821
3,899	8.25%, 10/1/2007	4,063
9,411	8.00%, 1/1/2008	9,725
5,158	8.00%, 12/1/2008	5,315
313	8.00%, 1/1/2009	323
2,513	8.00%, 2/1/2009	2,590
18,425	8.00%, 4/1/2009	19,082
597,800	8.00%, 2/1/2017	620,684
17,651	7.50%, 9/1/2007	18,308
85,702	7.50%, 2/1/2023	88,059
53,076	7.50%, 2/1/2023	54,535
43,399	7.50%, 2/1/2023	44,593
32,270	7.50%, 2/1/2023	33,157
155,527	7.50%, 2/1/2023	159,804
378,045	7.00%, 6/1/2008	388,672
117,126	7.00%, 1/1/2023	118,811
581,542	7.00%, 2/1/2023	589,904
4,436,778	7.00%, 10/1/2029	4,478,351
17,914,436	7.00%, 1/1/2030	18,082,294
12,000,000	7.00%, 12/1/2099	12,108,720
1,355,450	6.50%, 8/1/2013	1,366,456
294,798	6.50%, 5/1/2008	298,851
52,228	6.50%, 6/1/2008	52,946
5,923	6.50%, 6/1/2008	6,004
296,256	6.50%, 6/1/2008	300,330
163,042	6.50%, 6/1/2008	165,284
91,985	6.50%, 7/1/2008	93,249
330,787	6.50%, 4/1/2009	335,127
937,973	6.50%, 11/1/2011	947,643
1,000,000	6.05%, 9/15/2022	1,014,370
1,000,000	5.25%, 2/15/2004	1,008,120

	Total	42,458,752

	Federal National Mortgage Association—21.3%
161	12.50%, 9/1/2013	182
182	9.50%, 7/1/2016	197
1,142	9.50%, 7/1/2016	1,211
266	9.00%, 1/1/2017	285
145	8.50%, 2/1/2019	156
1,312	8.00%, 11/1/2008	1,359
3,188	8.00%, 1/1/2009	3,312
15,204	8.00%, 9/1/2009	15,796
Principal Amount		Value

U.S. Government Agencies—continued
	Federal National Mortgage Association—continued
$ 26,023	8.00%, 6/1/2022	$ 27,145
923,327	8.00%, 7/1/2025	960,547
245,058	7.50%, 4/1/2007	254,017
363,670	7.50%, 12/1/2022	374,009
604,454	7.50%, 1/1/2023	621,639
123,537	7.50%, 1/1/2023	127,049
195,992	7.50%, 1/1/2023	201,564
71,078	7.50%, 1/1/2023	73,099
68,377	7.50%, 1/1/2023	70,321
132,590	7.50%, 6/1/2023	136,277
213,498	7.50%, 6/1/2023	219,435
557,157	7.50%, 5/1/2026	571,258
2,409,237	7.16%, 1/1/2010	2,539,847
3,496,454	7.10%, 12/1/2006	3,662,673
1,448,927	7.00%, 2/25/2021	1,463,865
1,811,300	7.00%, 11/1/2028	1,828,834
4,159,838	7.00%, 8/1/2029	4,197,526
4,446,049	7.00%, 10/1/2029	4,486,330
7,593,580	7.00%, 8/1/2030	7,660,023
4,322,184	6.935%, 4/1/2004	4,468,639
6,171,598	6.90%, 4/1/2006	6,420,368
1,689,104	6.50%, 9/1/2012	1,702,836
1,899,617	6.50%, 9/1/2012	1,915,061
1,374,786	6.50%, 7/1/2013	1,384,231
5,597,323	6.50%, 7/1/2013	5,635,776
693,582	6.50%, 8/1/2013	698,347
2,400,000	6.50%, 1/25/2014	2,427,000
1,897,379	6.50%, 1/1/2028	1,879,582
25,631,920	6.50%, 2/1/2029	25,383,546
2,503,238	6.50%, 3/1/2029	2,477,430
1,865,739	6.45%, 6/1/2009	1,893,542
2,902,219	6.29%, 4/1/2008	2,932,147
2,490,625	6.28%, 6/1/2009	2,503,839
2,726,200	6.26%, 6/1/2009	2,733,355
970,288	6.20%, 9/1/2008	974,550
3,370,421	6.10%, 3/1/2008	3,374,083
2,466,634	6.10%, 8/1/2008	2,465,324
686,412	6.00%, 1/1/2009	684,477
977,308	6.00%, 4/1/2011	971,200
8,578,979	6.00%, 4/1/2013	8,493,189
1,476,173	6.00%, 6/1/2013	1,461,411
7,522,971	6.00%, 7/1/2013	7,447,742
2,156,513	6.00%, 7/1/2013	2,134,947
2,981,998	6.00%, 8/1/2013	2,952,178

	Total	124,912,756

(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—9.2%
$ 5,909	11.00%, 9/15/2015	$ 6,556
37	11.00%, 11/15/2015	40
972	11.00%, 11/15/2015	1,082
462	10.50%, 8/15/2017	512
614	9.50%, 5/15/2016	668
809	9.50%, 5/15/2016	879
4,209	9.50%, 5/15/2016	4,577
15,187	9.50%, 6/15/2016	16,516
1,660	9.50%, 7/15/2016	1,805
871	9.50%, 7/15/2016	948
60,938	9.50%, 12/15/2016	66,269
1,767	9.50%, 12/15/2016	1,921
5,297	9.50%, 9/15/2017	5,760
6,197	9.50%, 10/15/2017	6,739
1,075	9.50%, 7/15/2018	1,169
1,845	9.50%, 4/15/2020	1,985
9,028	9.50%, 4/15/2020	9,818
5,545	9.50%, 6/15/2020	5,968
20,681	9.50%, 6/15/2020	22,258
21,521	9.50%, 9/15/2020	23,162
9,154	9.50%, 10/15/2020	9,852
3,152	9.50%, 10/15/2020	3,392
39,023	9.50%, 10/15/2020	41,998
12,709	9.50%, 11/15/2020	13,678
1,933	9.50%, 7/15/2021	2,080
10,388	9.00%, 5/15/2016	11,190
5,097	9.00%, 5/15/2016	5,490
2,946	9.00%, 6/15/2016	3,173
11,408	9.00%, 6/15/2016	12,289
570	9.00%, 7/15/2016	612
5,895	9.00%, 7/15/2016	6,350
9,580	9.00%, 7/15/2016	10,319
616	9.00%, 8/15/2016	664
51	9.00%, 8/15/2016	54
9,418	9.00%, 9/15/2016	10,145
12,209	9.00%, 9/15/2016	13,151
972	9.00%, 9/15/2016	1,047
11,500	9.00%, 9/15/2016	12,388
7,397	9.00%, 9/15/2016	7,968
259	9.00%, 10/15/2016	279
15,425	9.00%, 10/15/2016	16,616
18,492	9.00%, 10/15/2016	19,919
10,171	9.00%, 10/15/2016	10,956
14,956	9.00%, 11/15/2016	16,057
14,247	9.00%, 11/15/2016	15,346
Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 1,781	9.00%, 12/15/2016	$ 1,918
34,530	9.00%, 1/15/2017	37,195
1,654	9.00%, 1/15/2017	1,781
8,441	9.00%, 1/15/2017	9,092
4,284	9.00%, 1/15/2017	4,534
128,925	9.00%, 1/15/2017	138,876
11,691	9.00%, 1/15/2017	12,594
60,409	9.00%, 2/15/2017	65,071
85,537	9.00%, 3/15/2017	92,139
5,911	9.00%, 5/15/2017	6,367
2,042	9.00%, 6/15/2017	2,200
5,624	9.00%, 6/15/2017	6,058
76	9.00%, 7/15/2017	82
1,876	9.00%, 4/15/2018	2,021
5,153	9.00%, 6/15/2018	5,551
7,741	9.00%, 7/15/2018	8,338
73,267	9.00%, 9/15/2019	78,647
20,507	9.00%, 10/15/2019	22,013
2,208	9.00%, 11/15/2019	2,370
7,773	9.00%, 12/15/2019	8,344
11,467	9.00%, 1/15/2020	12,309
8,443	9.00%, 2/15/2020	9,063
77,151	9.00%, 3/15/2020	82,334
5,522	9.00%, 8/15/2020	5,892
132,983	9.00%, 9/15/2020	141,916
28,395	9.00%, 10/15/2020	30,303
40,179	9.00%, 11/15/2020	42,878
15,998	9.00%, 11/15/2020	17,073
22,581	9.00%, 1/15/2021	24,098
5,724	9.00%, 1/15/2021	6,109
23,324	9.00%, 1/15/2021	24,891
16,669	9.00%, 1/15/2021	17,789
10,322	9.00%, 1/15/2021	11,016
31,490	9.00%, 2/15/2021	33,605
24,379	9.00%, 7/15/2021	26,048
14,127	9.00%, 7/15/2021	15,094
56,666	9.00%, 7/15/2021	60,544
35,463	9.00%, 8/15/2021	37,890
58,505	9.00%, 4/15/2022	62,509
44,905	9.00%, 5/15/2022	47,978
4,115	9.00%, 7/15/2022	4,396
15,835	9.00%, 9/15/2022	16,919
11,744	8.50%, 5/15/2016	12,553
28,873	8.50%, 6/15/2016	30,863
7,170	8.50%, 6/15/2016	7,664
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 1,542	8.50%, 7/15/2016	$ 1,648
2,866	8.50%, 6/15/2017	3,064
494	8.50%, 9/15/2017	528
13,101	8.50%, 5/15/2021	13,907
30,643	8.50%, 11/15/2021	32,529
12,278	8.50%, 11/15/2021	13,034
33,692	8.50%, 11/15/2021	35,766
23,742	8.50%, 12/15/2021	25,203
2,819	8.50%, 4/15/2022	2,984
5,922	8.50%, 5/15/2022	27,436
16,277	8.50%, 6/15/2022	17,228
225,972	8.50%, 9/15/2022	239,176
186,762	8.50%, 9/15/2022	197,675
169,326	8.50%, 11/15/2022	179,220
4,276	8.00%, 6/15/2004	4,410
5,274	8.00%, 2/15/2017	5,564
338,409	8.00%, 4/15/2017	356,765
5,601	8.00%, 6/15/2017	5,905
67,553	8.00%, 4/15/2022	71,015
118,811	8.00%, 5/15/2022	124,900
48,426	8.00%, 9/15/2022	50,908
77,162	8.00%, 9/15/2022	81,117
159,428	8.00%, 9/15/2022	167,599
598,875	8.00%, 6/15/2023	626,573
75,669	7.50%, 2/15/2022	78,151
52,852	7.50%, 2/15/2022	54,569
111,243	7.50%, 8/15/2022	114,857
83,104	7.50%, 10/15/2022	85,804
78,155	7.50%, 11/15/2022	80,694
97,986	7.50%, 12/15/2022	101,169
37,481	7.50%, 12/15/2022	38,699
81,270	7.50%, 12/15/2022	83,910
64,301	7.50%, 12/15/2022	66,391
79,619	7.50%, 2/15/2023	82,132
77,069	7.50%, 2/15/2023	79,501
41,246	7.50%, 3/15/2023	42,548
450,718	7.50%, 1/15/2024	464,942
466,484	7.00%, 6/15/2023	475,231
4,559,085	7.00%, 9/15/2029	4,616,074
702,347	6.50%, 5/15/2009	715,404
429,865	6.50%, 5/15/2011	438,058
601,985	6.50%, 3/15/2024	599,728
1,886,395	6.50%, 4/15/2024	1,879,321
2,943,782	6.50%, 11/20/2027	2,911,606
Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 8,447,292	6.50%, 1/15/2029	$ 8,389,175
5,000,000	6.50%, 2/1/2029	4,962,500
3,149,792	6.50%, 3/15/2029	3,126,169
813,491	6.00%, 5/15/2009	818,323
6,222,203	6.00%, 1/15/2029	6,051,092
3,261,924	6.00%, 2/15/2029	3,172,221
2,860,439	6.00%, 2/15/2029	2,781,777
2,812,019	6.00%, 2/15/2029	2,730,873
5,390,990	6.00%, 3/15/2029	5,242,737

	Total	54,278,380

	Private Export Funding Corp.—0.4%
2,000,000	Private Export Funding Corp., Company Guarantee, Series I, 7.20%, 1/15/2010	2,138,120

	Sovereign Agency—0.5%
1,000,000	Israel AID, 5.625%, 9/15/2003	1,014,200
1,590,000	Israel AID, U.S. Gov’t. Guarantee, 6.125%, 3/15/2003	1,621,164

	Total	2,635,364

	Total U.S. Government Agencies (identified cost $228,717,341)	231,223,876

U.S. Treasury Obligations—10.3%
	U.S. Treasury Note—0.0%
10,000	United States Treasury Note, 6.50%, 2/15/2010	10,737

	U.S. Treasury Bonds—10.3%
11,195,000	United States Treasury Bond, 6.375%, 8/15/2027	11,849,236
40,100,000	United States Treasury Bond, 6.75%, 8/15/2026	44,310,500
3,310,000	United States Treasury Bond, 8.00%, 11/15/2021	4,106,187

	Total	60,265,923

	Total U.S. Treasury Obligations (identified cost $59,587,740)	60,276,660

(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Shares		Value

Registered Investment Companies—9.5%
226,000	2002 Target Term Trust, Inc.	$ 3,231,800
780,100	Blackrock 2001 Term Trust, Inc.	7,707,388
28,400	Blackrock Advantage Term Trust	293,940
570,900	Blackrock Strategic Term Trust, Inc.	5,440,677
314,800	Dresdner RCM Global Strategic Income Fund	2,203,600
3,200	Nations Government Income Term Trust 2003	30,976
47,800	Preferred Income Opportunity Fund	506,680
1,201,800	RCM Strategic Global Government Fund	12,654,954
2,185,142	Strong High Yield Bond Fund	19,841,094
14,400	TCW/DW Term Trust 2002	146,016
58,400	TCW/DW Term Trust 2003	590,424
496,300	Templeton Global Income Fund	3,126,690

	Total Registered Investment Companies (identified cost $52,587,837)	55,774,239

Principal Amount		Value

(3) Repurchase Agreement—2.0%
$ 11,610,457	Goldman Sachs Group, LP, 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	$ 11,610,457

	Total Investments (identified cost $590,773,998)	$ 599,319,483

(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Value

Asset-Backed Securities—4.4%
	Finance—4.4%
$ 1,000,000	CIT Equipment Collateral 2001-1, Class A2, 5.020%, 4/20/2003	$ 1,005,928
1,135,000	Discover Card Master Trust I 1998- 7, Class A, 5.600%, 5/16/2006	1,145,635
1,475,000	Distribution Financial Services RV Trust 1999-1, Class A5, 5.970%, 8/15/2013	1,467,490
1,000,000	Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	1,029,060
1,111,239	Premier Auto Trust 1998-1, Class A4, 5.700%, 10/6/2002	1,115,406

	Total Asset-Backed Securities (identified cost $6,627,294)	5,763,519

Collateralized Mortgage Obligations—3.4%
760,000	CS First Boston Mortgage Securities Corp. 2001-CK1, Class A3, 6.380%, 12/16/2035	748,600
1,000,000	(4)FSA Finance, Inc., Class B, 7.780%, 6/1/2007	1,021,778
1,600,000	First Union National Bank 2000- C1, Class A2, 7.841%, 3/15/2010	1,721,815
1,000,000	Merrill Lynch Mortgage Investors, Inc. , 1998-C1, Class A2, 6.480%, 11/15/2026	987,950
5,090,499	Nomura Asset Securities Corp. 1998-D6, Class ACS1, 1.910%, 3/17/2028	65,000

	Total Collateralized Mortgage Obligations (identified cost $3,428,434)	4,545,143

Corporate Bonds—37.3%
	Communication Services—3.5%
375,000	CPC International, Inc., Unsecd. Note, 6.150%, 1/15/2006	376,744
425,000	Cox Communications, Inc., MTN, 6.690%, 9/20/2004	433,177
1,000,000	GTE North, Inc., Deb., 5.650%, 11/15/2008	939,910
878,000	WorldCom, Inc., 8.000%, 5/15/2006	921,075

$ 1,000,000	WorldCom, Inc., Sr. Note, 6.250%, 8/15/2003	$ 1,008,160
1,000,000	WorldCom, Inc., Sr. Note, 6.400%, 8/15/2005	990,540

	Total	4,669,606

	Consumer Cyclicals—2.4%
1,000,000	Carnival Corp., Note, 6.150%, 4/15/2008	938,460
750,000	Coca-Cola Enterprises, Inc., 5.750%, 11/1/2008	729,622
447,000	K Mart Corp., Note, 9.375%, 2/1/2006	451,470
1,000,000	(4)Wal-Mart Stores, Inc., Note, 5.580%, 5/1/2006	992,550

	Total	3,112,102

	Banking & Finance—22.8%
1,000,000	BankBoston NA, Sub. Note, 6.500%, 12/19/2007	1,000,860
2,302,000	Bank of America Corp., Sub. Note, 7.400%, 1/15/2011	2,390,857
650,000	CIT Group, Inc., Note, 5.625%, 10/15/2003	651,456
500,000	Citigroup, Inc., Sr. Note, 6.750%, 12/1/2005	517,095
500,000	Dresdner Bank AG, Frankfurt, Sub. Note, 6.625%, 9/15/2005	513,720
1,500,000	First Union Corp., Note, 6.625%, 6/15/2004	1,541,775
1,205,000	First Union Corp., Sub. Note, 6.300%, 4/15/2028	1,162,427
2,000,000	Fleet Credit Card LLC, Sub. Note, 7.000%, 8/1/2003	2,069,800
1,000,000	Ford Motor Credit Co., Sr. Unsub., 7.200%, 6/15/2007	1,009,460
790,000	Goldman Sachs Group, Inc., Note, MTN, 7.350%, 10/1/2009	812,918
1,000,000	J.P. Morgan & Co., Inc., Sub. Note, 6.000%, 1/15/2009	967,530
1,000,000	J.P. Morgan & Co., Inc., Sub. Note, 7.625%, 9/15/2004	1,061,220
(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Banking & Finance—continued
$ 1,000,000	KFW International Finance, Company Guarantee, 8.250%, 11/30/2004	$ 1,084,713
1,000,000	Lehman Brothers Holdings, Inc., Bond, 7.000%, 5/15/2003	1,033,850
1,000,000	Lehman Brothers Holdings, Inc., Note, 7.375%, 5/15/2004	1,041,730
1,000,000	Merrill Lynch & Co., Inc., Note, 6.000%, 2/12/2003	1,019,490
1,000,000	Merrill Lynch & Co., Inc., Note, 7.360%, 7/24/2002	1,031,260
1,000,000	Morgan Stanley Group, Inc., Note, 7.750%, 6/15/2005	1,065,920
1,000,000	Norwest Financial, Inc., Sr. Note, (Series 2002), 7.875%, 2/15/2002	1,024,020
1,000,000	Pitney Bowes Credit Corp., MTN, 6.780%, 7/16/2001	1,003,030
1,000,000	Salomon, Inc., Sr. Note, 7.300%, 5/15/2002	1,025,080
1,000,000	Salomon Smith Barney Holdings, Inc., Note, 5.875%, 3/15/2006	992,050
2,302,000	Southern National Corp., Sub. Note, 7.050%, 5/23/2003	2,349,605
1,000,000	State Street Boston Corp., 5.950%, 9/15/2003	1,017,720
1,000,000	Union Planters Corp., Sub. Note, 6.500%, 3/15/2018	954,910
900,000	(4)Verizon Global Funding, Note, 7.250%, 12/1/2010	921,519
1,000,000	Washington Mutual, Inc., Sr. Note, 6.875%, 5/15/2011	992,950

	Total	30,256,965

	Health Care—1.8%
1,000,000	Bristol-Myers Squibb Co., Deb., 7.150%, 6/15/2023	1,045,730
1,300,000	Smithkline Beecham Corp., Note, Series A, 6.625%, 10/1/2005	1,329,146

	Total	2,374,876

	Real Estate—0.3%
450,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	443,687

	Recreation—2.6%
3,250,000	Disney (Walt) Co., Bond, (Series B), 6.750%, 3/30/2006	3,385,818

	Technology—0.9%
$ 825,000	Honeywell International, Inc., 6.875%, 10/3/2005	$ 858,396
357,000	Nortel Networks Corp., Note, 6.125%, 2/15/2006	339,346

	Total	1,197,742

	Transportation—1.5%
1,000,000	Burlington Northern, Inc., Equipment Trust, (Series 96AA), 7.460%, 9/24/2011	1,015,712
1,000,000	CSX Corp., Deb., 7.050%, 5/1/2002	1,013,190

	Total	2,028,902

	Utilities—1.5%
1,000,000	Petroleum Geo-Services ASA, Note, 7.500%, 3/31/2007	979,690
1,000,000	SCANA Corp., MTN (Series B), 7.440%, 10/19/2004	1,053,530

	Total	2,033,220

	Total Corporate Bonds (identified cost $49,237,457)	49,502,918

Government Agencies—26.8%
	Federal Farm Credit—0.8%
1,080,000	5.750%, 9/1/2005	1,090,465

	Federal Home Loan Bank System—3.8%
1,000,000	5.280%, 1/6/2004	1,007,660
1,000,000	5.575%, 2/17/2009	974,690
2,000,000	5.625%, 2/21/2006	1,995,940
1,030,000	8.090%, 12/28/2004	1,129,138

	Total	5,107,428

	Federal Home Loan Mortgage Corporation—1.7%
2,215,811	7.000%, 7/1/2029	2,236,573

	Federal National Mortgage Association—15.7%
2,955,000	5.625%, 5/14/2004	3,007,185
2,684,538	6.000%, 8/1/2013	2,657,692
2,561,892	6.500%, 7/1/2013	2,579,493
2,870,775	6.500%, 8/1/2028	2,842,957
6,139,872	6.500%, 2/1/2029	6,080,377
1,427,794	6.740%, 1/1/2004	1,473,329
(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Principal Amount		Value

Government Agencies—continued
	Federal National Mortgage Association—continued
$ 2,232,960	7.000%, 9/1/2027	$ 2,255,982

	Total	20,897,015

	Government National Mortgage Association—4.3%
1,324,646	6.000%, 2/15/2029	1,288,218
2,189,246	6.000%, 3/15/2029	2,129,042
2,305,548	6.000%, 2/15/2029	2,238,651

	Total	5,655,911

	Sovereign Agency—0.5%
600,000	Israel AID, Note, (Series 3-C), 6.600%, 2/15/2008	627,492

	Total Government Agencies (identified cost $34,919,332)	35,614,884

U.S. Treasury Obligations—15.1%
	United States Treasury Bonds—0.9%
455,000	6.125%, 11/15/2027	466,657
675,000	7.250%, 5/15/2016	769,183

	Total	1,235,840

	(2)United States Treasury Notes—14.2%
1,000,000	5.250%, 5/15/2004	1,017,500
1,000,000	5.625%, 5/15/2008	1,020,620
335,000	5.750%, 8/15/2003	344,527
1,000,000	5.875%, 9/30/2002	1,024,220
1,000,000	5.875%, 2/15/2004	1,034,370
1,400,000	5.875%, 11/15/2004	1,449,658
Principal Amount or Shares		Value

U.S. Treasury Obligations—continued
	(2)United States Treasury Notes—continued
$ 2,000,000	6.250%, 2/15/2003	$ 2,066,760
3,705,000	6.375%, 8/15/2002	3,809,185
900,000	6.500%, 8/15/2005	954,144
1,500,000	6.875%, 5/15/2006	1,620,465
4,150,000	7.000%, 7/15/2006	4,508,602

	Total	18,850,051

	Total U.S. Treasury Obligations (identified cost $19,376,090)	20,085,891

Registered Investment Companies—10.4%
26,155	2002 Target Term Trust, Inc.	374,017
235,965	Blackrock 2001 Term Trust, Inc.	2,331,334
155,667	Blackrock Strategic Term Trust, Inc.	1,483,507
23,100	Hyperion 2002 Term Trust	213,213
646,442	Strong High Yield Bond Fund	5,869,697
50,000	TCW/DW Term Trust 2002	507,000
294,700	TCW/DW Term Trust 2003	2,979,417

	Total Registered Investment Companies (identified cost $13,161,637)	13,758,185

(3) Repurchase Agreement —1.5%
$ 2,022,832	Goldman Sachs & Co., 4.02%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	2,022,832

	Total Investments (identified cost $128,773,076)	$ 131,293,372

(See Notes to Portfolios of Investments)

WACHOVIA SHORT -TERM FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Value

Asset-Backed Security—2.2%
$1,000,000	Distribution Financial Services RV Trust, (Series 1999-2), Class A4, 6.48%, 10/15/2013 (identified cost $999,781)	$ 1,021,878

Collaterlized Martgage Obligation—2.4%
	Finance—2.4%
1,050,934	(4)FSA Finance, Inc., Class A, 7.420%, 6/1/2007 (identified cost $1,041,738)	1,072,892

Corporate Bonds—56.3%
	Capital Goods—4.5%
2,000,000	Eaton Corp., 7.050%, 9/4/2002	2,053,610

	Consumer Durables—5.6%
2,500,000	DaimlerChrysler AG, Note, 7.125%, 3/1/2002	2,532,950

	Consumer Staples—2.3%
1,000,000	Avon Products, Inc., 6.900%, 11/15/2004	1,032,310

	Finance—29.5%
2,000,000	Bank One Corp., 7.625%, 8/1/2005	2,122,480
2,000,000	Bank of America Corp., 7.125%, 9/15/2006	2,088,600
1,000,000	CIT Group, Inc., 5.625%, 10/15/2003	1,002,240
2,000,000	Ford Motor Credit Co., Note, 7.600%, 8/1/2005	2,094,040
1,000,000	General Electric Capital Corp., 6.750%, 9/11/2003	1,040,310
2,000,000	General Motors Acceptance Corp., 6.380%, 1/30/2004	2,033,360
500,000	Heller Financial, Inc., 7.875%, 5/15/2003	525,125
1,000,000	Household Finance Corp., MTN, 6.125%, 7/15/2002	1,014,670
1,500,000	Textron Financial Corp., 5.950%, 3/15/2004	1,503,900

	Total	13,424,725

Principal Amount		Value

Corporate Bonds—continued
	Technology—9.9%
$1,945,000	BellSouth Telecommunications, Inc., 6.000%, 6/15/2002	1,975,575
1,500,000	Eastman Kodak Co., 6.500%, 8/15/2001	1,502,670
1,000,000	First Data Corp., 6.625%, 4/1/2003	1,018,820

	Total	4,497,065

	Utilities—4.5%
1,000,000	Dominion Resources, Inc., 7.600%, 7/15/2003	1,042,040
1,000,000	Georgia Power Co., 5.750%, 1/31/2003	1,012,970

	Total	2,055,010

	Total Corporate Bonds (identified cost $25,088,922)	25,595,670

U.S. Government Agencies—23.9%
	Federal Home Loan Bank—15.7%
6,000,000	5.735%, 7/22/2003	6,130,320
1,000,000	6.050%, 1/9/2004	1,011,410

	Total	7,141,730

	Federal National Mortgage Association—8.2%
3,756,742	6.000%, 9/1/2013	3,719,174

	Total U.S. Government Agencies (identified cost $10,724,895)	10,860,904

U.S. Treasury Obligations—4.6%
	United States Treasury Notes—4.6%
1,000,000	5.750%, 8/15/2003	1,028,440
1,000,000	6.750%, 5/15/2005	1,067,190

	Total U.S. Treasury Obligations (identified cost $2,054,297)	2,095,630

(3) Repurchase Agreement—12.6%
5,751,811	Goldman Sachs Group, LP, 4.020%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	5,751,811

	Total Investments (identified cost $45,661,444)	$ 46,398,785

(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Credit Rating*	Value

Long-Term Municipals—96.9%
	Georgia—96.9%
$ 1,000,000	Atlanta & Fulton County, GA, Recreation Authority, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.70%), 12/1/2021	AAA	$ 1,011,660
3,500,000	Atlanta, GA, GO UT (Series A), 6.125% (Original Issue Yield: 6.18%), 12/1/2023	AA	3,867,675
1,000,000	Atlanta, GA, Airport Facilities Revenue Board, (Series A), 6.50% (AMBAC INS)/(Original Issue Yield: 5.85%), 1/1/2010	AAA	1,151,430
1,300,000	Atlanta, GA, Airport Facilities Revenue Board, Refunding Bonds (Series A), 6.50% (AMBAC INS), 1/1/2009	AAA	1,482,897
2,000,000	Atlanta, GA, Downtown Development Authority, Refunding Bonds, 6.00% (Original Issue Yield: 6.10%), 10/1/2006	AA	2,091,520
1,500,000	Atlanta, GA, Downtown Development Authority, Revenue Bonds, 6.75% (Trust Co. Bank LOC)/(Original Issue Yield: 6.95%), 11/1/2014	Aa3	1,660,980
510,000	Atlanta, GA, Urban Residential Finance Authority, Dormitory Facility Revenue Refunding Bonds, 5.70% (Morehouse College)/ (MBIA INS), 12/1/2010	AAA	544,649
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 700,000	Atlanta, GA Water & Sewer, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.20%), 1/1/2015	AAA	$ 739,662
2,250,000	August, GA Water & Sewage, Refunding Revenue Bonds, 5.15% (FSA INS), 10/1/2015	AAA	2,299,613
1,980,000	August, GA Water & Sewage, Refunding Revenue Bonds, 5.25% (FSA INS), 10/1/2017	AAA	2,015,422
1,500,000	Cherokee County, GA School System, GO UT, 5.00% (Original Issue Yield: 4.47%), 2/1/2013	AA	1,544,730
500,000	Cherokee County, GA Water & Sewer Authority, Refunding Revenue Bonds, 6.90% (MBIA INS)/(Original Issue Yield: 6.982%), 8/1/2018	AAA	512,565
1,400,000	Cherokee County, GA Water & Sewer Authority, Revenue Bonds, 4.75% (Original Issue Yield: 4.99%), 8/1/2028	AAA	1,262,730
1,820,000	Cherokee County, GA Water & Sewer Authority, Revenue Bonds, 5.20% (MBIA INS)/(Original Issue Yield: 5.30%), 8/1/2025	AAA	1,803,547
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 1,760,000	Clayton County & Clayton County, GA Water Authority, Revenue Bonds, 5.00%, 5/1/2013	AA	$ 1,803,859
1,000,000	Cobb County, GA, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.55%), 7/1/2008	AA	1,045,400
1,250,000	Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.60%), 10/1/2012	AAA	1,345,550
4,000,000	Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority, Refunding Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.70%), 10/1/2026	AAA	4,258,040
2,000,000	Coweta County, GA, Development Authority, Refunding Revenue Bonds, 5.75% (Newnan, GA, Water Sewage & Light Commission Project)/(Original Issue Yield: 5.29%), 1/1/2015	Aaa	2,140,500
1,000,000	De Kalb County, GA Development Authority, (Series A), 5.25% GO UT Bonds (Original Issue Yield: 4.65%), 11/1/2002	AA	1,031,280
3,075,000	De Kalb County, GA Development Authority, Refunding Bonds (Series A), 6.00% (Original Issue Yield: 6.086%), 10/1/2014	AA	3,250,921
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 2,000,000	De Kalb County, GA, School District, GO UT Bonds (Series A), 6.25%, 7/1/2010	AA	$ 2,281,740
1,000,000	De Kalb County, GA, School District, GO UT Refunding Bonds, 5.60% (Original Issue Yield: 5.70%), 7/1/2008	AA	1,047,280
3,080,000	De Kalb County, GA, Water & Sewer, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.58%), 10/1/2031	AA	2,992,559
1,000,000	De Kalb County, GA, Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.40%), 10/1/2018	AA	1,021,400
1,000,000	De Kalb County, GA, Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.45%), 10/1/2019	AA	1,018,180
1,000,000	De Kalb County, GA, Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.48%), 10/1/2020	AA	1,015,780
500,000	Downtown Savannah, GA, Refunding Revenue Bonds (Series A), 4.95% (Original Issue Yield: 5.05%), 1/1/2006	AA	517,730
1,000,000	Fayette County, GA, School District, GO UT, 5.00% (Original Issue Yield: 4.03%), 3/1/2007	AA	1,050,070
1,600,000	Fayette County, GA, School District, GO UT Bonds, 6.25%, 3/1/2005	Aa3	1,745,328
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 1,000,000	Forsyth County, GA, 5.50% (Original Issue Yield: 5.80%), 3/1/2020	AA-	$ 1,030,610
1,000,000	Forsyth County, GA, School District, GO UT Bonds, 6.75%, 7/1/2016	AA-	1,184,350
1,880,000	Fulton County, GA, Building Authority, Refunding Bonds (Series A), 5.80% (Original Issue Yield: 5.90%), 1/1/2005	AA	1,975,429
1,200,000	Fulton County, GA, Development Authority, (Series A), 5.75% (Original Issue Yield: 4.80%), 11/1/2013	AA+	1,306,404
1,000,000	Fulton County, GA, Facilities Corp., Certificates of Participation, 5.50% (Original Issue Yield: 5.88%), 11/1/2018	AAA	1,031,190
1,000,000	Fulton County, GA, School District, GO UT, 5.25%, 1/1/2015	AA	1,043,980
1,000,000	Georgia State, (Series A), 5.75% (Original Issue Yield: 5.65%), 3/1/2015	AAA	1,073,420
1,780,000	Georgia State, (Series A), 6.00%, 4/1/2015	AAA	2,000,702
1,000,000	Georgia State, (Series C), 5.00% (Original Issue Yield: 5.20%), 7/1/2009	AAA	1,053,970
1,970,000	Georgia State, (Series C), 6.00% (Original Issue Yield: 5.17%), 7/1/2012	AAA	2,195,250
1,140,000	Georgia State, (Series C), 6.25% (Original Issue Yield: 5.60%), 8/1/2011	AAA	1,313,827
1,250,000	Georgia State, (Series C), 6.25% (Original Issue Yield: 4.95%), 8/1/2013	AAA	1,441,075
1,750,000	Georgia State, (Series C), 7.25% (Original Issue Yield: 5.25%), 7/1/2008	AAA	2,079,088
$ 1,000,000	Georgia State, (Series D), 6.70%, 8/1/2010	AAA	$ 1,176,100
1,430,000	Georgia State, GO UT, 6.25%, 4/1/2007	AAA	1,600,170
500,000	Georgia State, GO UT, 6.50% (Original Issue Yield: 6.63%), 4/1/2006	AAA	559,650
2,415,000	Georgia State, GO UT (Series D) 6.00% (Original Issue Yield: 4.37%), 10/1/2003	AAA	2,567,700
2,000,000	Georgia State, GO UT (Series D), 6.80%, 8/1/2005	AAA	2,241,420
1,300,000	Georgia State, GO UT Bonds (Series A), 6.25%, 4/1/2008	AAA	1,465,425
1,000,000	Georgia State, GO UT Bonds (Series B), 5.95%, 3/1/2004	AAA	1,065,670
765,000	Georgia State, GO UT Bonds (Series C), 7.25%, 7/1/2004	AAA	848,431
500,000	Georgia State Municipal Gas Authority, Revenue Bonds, 6.00%, 7/1/2004	A-	533,730
1,000,000	Gwinnett County, GA, Certificates of Participation, 8.50% (Original Issue Yield: 6.50%), 8/1/2002	AAA	1,063,110
1,850,000	Gwinnett County, GA, Housing Authority, Refunding Revenue Bonds (Series A), 5.50% (FNMA COL), 4/1/2026	AAA	1,912,382
2,250,000	Gwinnett County, GA, Water and Sewer Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.22%), 8/1/2016	AAA	2,263,838
2,000,000	Gwinnett County, GA, Water and Sewer Authority, Water and Sewage, 5.00% (Original Issue Yield: 5.25%), 8/1/2017	AAA	2,002,040
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 1,100,000	Gwinnett County, GA, Water & Sewage Utility, Certificates of Participation, 8.40%, 8/1/2001	AAA	$ 1,109,988
1,000,000	Henry County, GA, Henry County Water & Sewer Authority, Refunding Revenue Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.87%), 2/1/2030	AAA	1,027,370
1,000,000	Henry County, GA, School District, GO UT, 5.125% (Original Issue Yield: 4.64%), 8/1/2014	AA-	1,027,050
1,000,000	Henry County, GA, School District, GO UT Bonds, 5.625% (MBIA INS), 8/1/2007	AAA	1,082,460
1,000,000	Henry County, GA, School District, GO UT Bonds (Series A), 6.45%, 8/1/2011	AA-	1,141,640
1,000,000	Macon-Bibb County, GA, Hospital Authority, Refunding Revenue Bonds, (Series A), 5.30% (FGIC INS), 8/1/2011	AAA	1,054,190
3,425,000	Marietta, GA, GO UT (Series A) School Improvement Bonds, 4.50% (Original Issue Yield: 4.88%), 2/1/2019	AA	3,090,001
500,000	Meriwether County, GA, School District, GO UT Bonds, 7.00% (FSA INS), 2/1/2007	AAA	573,575
1,000,000	Metropolitan Atlanta Rapid Transit Authority, (Series P), 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%), 7/1/2011	AAA	1,141,860
$ 1,000,000	Municipal Electric Authority of Georgia, (Series A), 5.25% (MBIA INS)/(Original Issue Yield: 4.64%), 1/1/2013	AAA	$ 1,045,470
1,000,000	Paulding County, GA, School District, GO UT, (Series A), 6.625% (Original Issue Yield: 6.75%), 2/1/2009	A	1,150,760
1,000,000	Private Colleges & Universities Facilities of GA, (Series A), 5.50% (Original Issue Yield: 5.68%), 11/1/2033	AA	1,012,210
1,000,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds, 5.625% (Agnes Scott College Project)/(Original Issue Yield: 5.70%), 6/1/2023	AA	1,014,990
1,000,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.00%), 11/1/2002	AAA	1,041,460
2,000,000	Richmond County, GA, Public Facilities, Inc., Certificates of Participation, 6.10% (AMBAC INS), 11/1/2020	Aaa	2,181,140
1,000,000	Rockdale County, GA, School District, GO UT, 6.20%, 1/1/2006	A1	1,092,370
1,500,000	Rockdale County, GA, School District, GO UT Bonds, 6.30%, 1/1/2007	A1	1,645,904
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 2,335,000	Savannah, GA, Resources Recovery Development Authority, Revenue Bonds, 6.30% (Savannah Energy Systems Co.), 12/1/2006	A+	$ 2,392,441

	Total Long-Term Municipals (identified cost $107,922,625)		111,408,537

Shares		Value

Registered Investment Companies—1.0%
404	AIM Global Management Short Term Investments	$ 404
31	Dreyfus Tax Exempt Fund	31
149	Federated Tax-Free Obligations Fund	149
1,193,888	Fidelity Tax Exempt Money Market Fund	1,193,888

	Total Registered Investment Companies (at net asset value)	1,194,472

	Total Investments (identified cost $109,117,097)	$ 112,603,009

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Credit Rating*	Value

Long-Term Municipals—98.6%
	North Carolina—98.6%
$ 5,000,000	Appalachian State University, NC, Electricity, Light, Power, University and College Improvement Revenue Bonds, 6.20% (MBIA INS)/(Original Issue Yield: 6.27%), 5/15/2024	AAA	$ 5,472,750
2,300,000	Brunswick County, NC, GO UT, 4.75% (FGIC INS)/(Original Issue Yield: 4.50%), 5/1/2012	AAA	2,328,267
1,030,000	Buncombe County, NC, GO UT Bonds, 4.90% (Original Issue Yield: 5.15%), 4/1/2014	AA	1,040,403
1,650,000	Burlington, NC, GO UT, 5.20% (AMBAC INS)/(Original Issue Yield: 5.10%), 2/1/2013	AAA	1,730,042
435,000	Cabarrus County, NC, Certificates of Participation for School Improvements, 4.00% (Original Issue Yield: 3.77%), 4/1/2004	A+	440,272
890,000	Cabarrus County, NC, Certificates of Participation for School Improvements, 4.50% (Original Issue Yield: 4.38%), 4/1/2010	A+	890,276
185,000	Cabarrus County, NC, Certificates of Participation, 4.50% (Original Issue Yield: 4.28%), 4/1/2009	A+	186,143
1,500,000	Cabarrus County, NC, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.90%), 4/1/2015	A+	1,564,230
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,400,000	Carteret County, NC, GO UT Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.60%), 5/1/2015	AAA	$ 1,452,948
1,300,000	Carteret County, NC, GO UT School Improvements, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2013	AAA	1,360,697
1,305,000	Carteret County, NC, GO UT School Improvements, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2014	AAA	1,360,188
4,500,000	Cary, NC, Water & Public Improvements, 5.00% (Original Issue Yield: 4.94%), 3/1/2017	AAA	4,482,675
4,425,000	Cary, NC, Water & Public Improvements, 5.00% (Original Issue Yield: 5.05%), 3/1/2019	AAA	4,362,696
1,515,000	Charlotte, NC Water & Sewer System, Revenue Bonds, 5.00% (Original Issue Yield: 4.70%), 6/1/2008	AA+	1,593,007
2,000,000	Charlotte, NC Water & Sewer System, Revenue Bonds, 5.125% (Original Issue Yield: 5.15%), 6/1/2013	AA+	2,061,560
1,000,000	Charlotte, NC Water & Sewer System, Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 12/1/2011	AA+	1,045,110
1,700,000	Charlotte, NC Water & Sewer System, Revenue Bonds, 5.25% (Original Issue Yield: 5.66%), 6/1/2024	AA+	1,698,878
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,000,000	Charlotte, NC, GO UT, 5.50% (Original Issue Yield: 5.35%), 6/1/2014	AAA	$ 1,070,180
4,490,000	Charlotte, NC, GO UT, 5.60% (Original Issue Yield: 5.77%), 6/1/2025	AAA	4,697,214
1,000,000	Charlotte, NC, (Series A) GO UT, 5.50%, 7/1/2005	AAA	1,034,350
7,655,000	Charlotte, NC, 5.25% (Original Issue Yield: 5.03%), 2/1/2020	AAA	7,768,524
7,290,000	Charlotte, NC, 5.25% (Original Issue Yield: 5.05%), 2/1/2021	AAA	7,392,497
3,695,000	Charlotte, NC, Certificates of Participation, 5.50% (Original Issue Yield: 5.55%), 12/1/2020	AA+	3,794,359
3,000,000	Charlotte, NC, Certificates of Participation, 5.50% (Original Issue Yield: 5.61%), 6/1/2025	AA+	3,054,270
1,090,000	Charlotte, NC, Certificates of Participation, Public Safety Facilities (Series D), 5.50% (Original Issue Yield: 5.55%), 6/1/2020	AA+	1,118,242
2,000,000	Charlotte, NC, GO UT Refunding Bonds (Series A), 5.50%, 7/1/2004	AAA	2,063,420
840,000	Charlotte, NC, GO UT Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 2/1/2012	AAA	874,860
3,000,000	Charlotte, NC, GO UT Refunding Bonds, 5.40%, 6/1/2012	AAA	3,144,570
2,205,000	Charlotte, NC, GO UT Refunding Bonds, 5.50% (Original Issue Yield: 5.55%), 7/1/2004	AAA	2,274,921
$ 900,000	Charlotte, NC, GO UT Water & Sewer Bonds (Series A), 5.30%, 4/1/2008	AAA	$ 950,274
1,000,000	Charlotte, NC, GO UT, 5.00% (Original Issue Yield: 5.10%), 2/1/2020	AAA	985,020
1,750,000	Charlotte, NC, GO UT, 5.80%, 2/1/2014	AAA	1,885,538
1,000,000	Charlotte, NC, GO UT, 5.90%, 2/1/2018	AAA	1,079,980
1,000,000	Charlotte, NC, Storm Water Fee, 6.00%, 6/1/2025	AA+	1,078,350
1,780,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Bonds, 5.75% (Original Issue Yield: 6.50%), 1/1/2012	AA	1,819,890
1,190,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Bonds, 6.00% (Original Issue Yield: 6.25%), 1/1/2005	AA	1,227,116
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.30%), 1/15/2017	AA	967,820
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, 5.60% (Original Issue Yield: 5.70%), 1/15/2009	AA	1,062,750
2,375,000	Concord, NC, (Series B), 5.00% (Original Issue Yield: 5.12%), 12/1/2017	AAA	2,357,876
345,000	Concord, NC, Certificates of Participation, 5.60% (MBIA INS)/(Original Issue Yield: 5.70%), 6/1/2005	AAA	366,200
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 445,000	Concord, NC, Certificates of Participation, 5.40% (MBIA INS)/(Original Issue Yield: 5.50%), 6/1/2003	AAA	$ 461,412
2,600,000	Concord, NC, Revenue Bonds (Series A), 5.00% (MBIA INS), 12/1/2017	AAA	2,578,394
2,250,000	Cumberland County, NC Civic Center Project, (Series A), 6.40% (AMBAC INS)/ (Original Issue Yield: 6.62%), 12/1/2024	AAA	2,506,613
2,000,000	Cumberland County, NC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 5.15%), 3/1/2017	AAA	1,990,140
1,000,000	Cumberland County, NC, Certificates of Participation (Series A), 6.375% (Cumberland County, NC Civic Center Project)/ (AMBAC INS)/ (Original Issue Yield: 6.50%), 12/1/2010	AAA	1,113,230
615,000	Currituck County, NC, GO UT Bonds, 5.40% (MBIA INS), 4/1/2009	AAA	650,092
1,000,000	Dare County, NC, 5.125% (AMBAC INS)/(Original Issue Yield: 5.25%), 6/1/2018	AAA	1,000,890
4,990,000	Durham County, NC, GO UT, 5.50%, 4/1/2011	AAA	5,426,076
100,000	Durham County, NC, GO UT Bonds, 5.75% (Original Issue Yield: 5.95%), 2/1/2009	AAA	103,938
2,820,000	Durham County, NC, GO UT Bonds, 5.75% (Original Issue Yield: 5.95%), 2/1/2010	AAA	2,931,052
$ 4,400,000	Durham County, NC, GO UT Public Improvement Bonds, 5.90%, 4/1/2012	AAA	$ 4,767,620
10,000,000	Durham County, NC, GO UT, 5.50% (Durham, NC), 4/1/2010	AAA	10,892,800
1,500,000	Durham County, NC, Refunding Bonds, 5.00% (Original Issue Yield: 5.18%), 5/1/2014	AA+	1,519,860
1,000,000	Durham County, NC, Refunding Bonds, 5.00%, 5/1/2007	AA+	1,051,380
2,130,000	Durham County, NC, Refunding Bonds, 5.00%, 5/1/2005	AA+	2,232,006
1,550,000	Durham, NC, GO UT Bonds, 5.20% (Original Issue Yield: 5.30%), 2/1/2008	AAA	1,650,812
2,000,000	Durham, NC, GO UT Revenue Bonds, 5.80% (Original Issue Yield: 5.95%), 2/1/2012	AAA	2,122,420
1,000,000	Durham, NC, GO UT, 5.00% (Original Issue Yield: 4.90%), 4/1/2018	AAA	992,630
2,500,000	Forsyth County, NC, 5.00% (Original Issue Yield: 5.10%), 10/1/2018	AA+	2,459,700
1,505,000	Forsyth County, NC, Certificates of Participation, 5.00% (Original Issue Yield: 3.68%), 10/1/2004	AA+	1,574,170
1,960,000	Forsyth County, NC, GO UT Bonds, 4.90% (Original Issue Yield: 5.00%), 3/1/2007	AAA	2,042,869
2,510,000	Forsyth County, NC, GO UT Bonds, 5.40% (Original Issue Yield: 5.65%), 6/1/2006	AAA	2,598,729
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,100,000	Gaston County, NC, GO UT Bonds, 5.20% (AMBAC INS)/ (Original Issue Yield: 5.40%), 3/1/2015	AAA	$ 1,131,460
2,000,000	Gastonia, NC Combined Utilities System, Refunding Revenue Bonds, 6.10% (MBIA INS)/(Original Issue Yield: 6.15%), 5/1/2019	AAA	2,181,700
500,000	Gastonia, NC, GO UT, 5.40% (MBIA INS), 5/1/2011	AAA	532,080
2,000,000	Greensboro, NC, Certificates of Participation (Series A), 5.625% (Original Issue Yield: 6.05%), 12/1/2015	NR	2,209,520
2,200,000	Greensboro, NC, GO UT Bonds, 4.70% (Original Issue Yield: 4.80%), 4/1/2014	AAA	2,182,092
1,035,000	Greensboro, NC, GO UT Bonds, 4.70% (Original Issue Yield: 4.90%), 4/1/2016	AAA	1,001,528
1,465,000	Greensboro, NC Enterprise System, Revenue Bonds, 6.50%, 6/1/2006	AA-	1,631,365
1,000,000	Greensboro, NC Enterprise System, Water & Sewer Improvements (Series A), 5.30% (MBIA INS)/(Original Issue Yield: 5.518%), 6/1/2015	AAA	1,017,200
6,650,000	Greensboro, NC Enterprise System, Water & Sewer Improvements (Series A), 5.375% (Original Issue Yield: 5.594%), 6/1/2019	AA-	6,717,830
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,900,000	Greenville, NC, Recreational Facility Improvements, 4.875% (Original Issue Yield: 5.03%), 6/1/2016	AAA	$ 1,872,184
500,000	Harnett County, NC, Certificates of Participation, 6.20% (AMBAC INS), 12/1/2009	AAA	538,080
1,000,000	Harnett County, NC, Special Assessment, 5.25% (FSA INS)/ (Original Issue Yield: 4.60%), 12/1/2003	AAA	1,048,760
600,000	High Point, NC, GO UT Revenue Bonds, 5.60%, 3/1/2008	AA	638,352
1,980,000	Iredell County, NC Iredell Memorial Hospital, 5.125% (AMBAC INS)/ (Original Issue Yield: 5.30%), 10/1/2013	AAA	2,028,431
5,000,000	Iredell County, NC, Certificates of Participation, 6.125% (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007	AAA	5,248,350
1,000,000	Johnston County, NC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 4.83%), 6/1/2014	AAA	1,019,660
1,130,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.05%), 4/1/2009	AAA	1,181,856
1,725,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 4/1/2010	AAA	1,801,797
2,700,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%), 4/1/2011	AAA	2,813,778
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 7,300,000	Mecklenburg County, NC, (Series B), 4.40% (Original Issue Yield: 4.65%), 2/1/2014	AAA	$ 6,966,755
1,500,000	Mecklenburg County, NC, (Series D), 5.00%, 4/1/2013	AAA	1,546,590
9,175,000	Mecklenburg County, NC, GO UT (Series B), 4.40% (Original Issue Yield: 4.60%), 2/1/2013	AAA	8,899,750
2,000,000	Mecklenburg County, NC, GO UT Bonds (Series A), 4.40% (Original Issue Yield: 4.65%), 2/1/2014	AAA	1,908,700
3,500,000	Mecklenburg County, NC, GO UT Bonds, 4.10% (Original Issue Yield: 4.25%), 4/1/2003	AAA	3,560,970
4,405,000	Mecklenburg County, NC, GO UT Bonds, 4.80% (Original Issue Yield: 4.90%), 3/1/2009	AAA	4,570,760
10,000,000	Mecklenburg County, NC, GO UT Bonds, 5.40%, 4/1/2007	AAA	10,656,300
12,000,000	Mecklenburg County, NC, GO UT, 4.40%, 2/1/2010	AAA	12,081,120
2,000,000	Mecklenburg County, NC, GO UT, 5.50% (Original Issue Yield: 5.60%), 4/1/2011	AAA	2,145,680
1,000,000	Moore County, NC, GO UT Bonds, 4.60% (MBIA INS)/(Original Issue Yield: 4.65%), 6/1/2011	AAA	1,011,600
1,175,000	Moore County, NC, GO UT Public Improvement, 4.90% (MBIA INS)/(Original Issue Yield: 4.95%), 6/1/2015	AAA	1,174,648
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,600,000	Moore County, NC, GO UT Public Improvement, 4.90% (MBIA INS)/ (Original Issue Yield: 4.90%), 6/1/2014	AAA	$ 1,614,880
1,000,000	New Hanover County, NC, Certificates of Participation, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.28%), 12/1/2020	AAA	977,470
1,195,000	New Hanover County, NC, Certificates of Participation, 4.80% (Original Issue Yield: 4.90%), 12/1/2009	AAA	1,238,462
1,250,000	New Hanover County, NC, Certificates of Participation, 4.90% (MBIA INS)/(Original Issue Yield: 5.00%), 12/1/2010	AAA	1,296,163
1,315,000	New Hanover County, NC, Certificates of Participation, 5.00% (MBIA INS)/(Original Issue Yield: 5.05%), 12/1/2011	AAA	1,363,366
2,475,000	New Hanover County, NC, GO UT Bonds, 4.80%, 2/1/2017	AA-	2,397,731
2,475,000	New Hanover County, NC, GO UT Bonds, 4.90%, 2/1/2018	AA-	2,413,472
1,000,000	North Carolina Eastern Municipal Power Agency, (Series B), 7.00% (Original Issue Yield: 6.25%), 1/1/2008	A	1,126,480
100,000	North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, 6.00% (Davidson College)/ (Original Issue Yield: 6.20%), 12/1/2012	AA	104,915
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,000,000	North Carolina Educational Facilities Finance Agency, Revenue Bonds (Series C), 6.75% (Duke University)/(Original Issue Yield: 6.769%), 10/1/2021	AA+	$ 1,030,330
1,000,000	North Carolina HFA, (Series 10-B), 4.90% (AMBAC INS)/(Original Issue Yield: 4.90%), 7/1/2015	AAA	986,360
80,000	North Carolina HFA, Revenue Bonds (Series Z), 6.60%, 9/1/2026	AA	82,451
1,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.00% (Original Issue Yield: 5.03%), 10/1/2004	AA	1,037,350
2,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.40% (Original Issue Yield: 5.75%), 2/15/2011	A+	2,046,660
5,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.50% (Original Issue Yield: 6.10%), 5/1/2015	AA-	5,039,200
2,550,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 6.375% (FSA INS)/(Original Issue Yield: 6.49%), 8/15/2012	AAA	2,703,383
1,355,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 4.625% (REX Healthcare)/(Original Issue Yield: 4.93%), 6/1/2011	AAA	1,362,940
$ 1,750,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.70%), 5/1/2021	AA-	$ 1,700,458
1,525,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 5.20% (Wilson Memorial Hospital)/ (AMBAC INS)/(Original Issue Yield: 5.35%), 11/1/2010	AAA	1,590,331
5,500,000	North Carolina State, GO UT, 4.60% (Original Issue Yield: 4.63%), 4/1/2013	AAA	5,456,110
1,905,000	North Carolina State, GO UT, 4.60% (Original Issue Yield: 4.80%), 4/1/2016	AAA	1,816,322
3,365,000	North Carolina State, GO UT, 4.60%, 4/1/2015	AAA	3,243,591
16,325,000	North Carolina State, (Series A), 4.75% (Original Issue Yield: 4.73%), 4/1/2011	AAA	16,756,470
2,300,000	North Carolina State, (Series A), 5.20% (Original Issue Yield: 5.40%), 3/1/2014	AAA	2,385,905
1,170,000	North Carolina State, (Series A), 5.25% (Original Issue Yield: 5.45%), 3/1/2016	AAA	1,208,201
3,000,000	North Carolina State, GO UT (Series B), 4.50% (Original Issue Yield: 4.55%), 6/1/2005	AAA	3,069,870
5,000,000	North Carolina State, GO UT (Series A), 5.20% (Original Issue Yield: 5.45%), 3/1/2015	AAA	5,161,150
5,000,000	North Carolina State, GO UT Bonds (Series A), 4.70%, 2/1/2005	AAA	5,161,800
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,000,000	North Carolina State, GO UT Bonds, 5.10%, 3/1/2003	AAA	$ 1,033,160
1,000,000	North Carolina State, GO UT Refunding Bonds (Series C), 4.80% (North Carolina Prison Facilities)/(Original Issue Yield: 4.85%), 3/1/2009	AAA	1,023,670
2,850,000	North Carolina State, GO UT (Series A), 4.75% (Original Issue Yield: 5.00%), 2/1/2012	AAA	2,898,792
13,000,000	North Carolina State, GO UT, 4.75% (Original Issue Yield: 4.93%), 4/1/2014	AAA	12,980,630
1,000,000	North Carolina State, GO UT, 5.10%, 3/1/2008	AAA	1,055,970
6,625,000	North Carolina State, GO, 4.60%, 3/1/2006	AAA	6,794,998
5,000,000	North Carolina State, GO, 4.60%, 4/1/2012	AAA	5,020,500
1,000,000	North Carolina State, Public Improvement GO UT Bonds (Series 1999A), 5.25% (Original Issue Yield: 5.38%), 3/1/2015	AAA	1,038,970
575,000	Onslow County, NC, GO UT Bonds, 5.70% (MBIA INS)/(Original Issue Yield: 5.85%), 3/1/2013	AAA	605,331
1,000,000	Orange County, NC Certificates of Participation, 4.65%, 11/1/2009	AA-	1,021,980
1,190,000	Orange County, NC Certificates of Partipation, 4.55% (Original Issue Yield: 4.549%), 11/1/2006	AA-	1,227,699
$ 1,325,000	Orange County, NC, GO UT, 5.30% (Original Issue Yield: 5.25%), 4/1/2014	AA+	$ 1,390,309
1,115,000	Orange County, NC, GO UT, 5.30%, 4/1/2015	AA+	1,161,518
2,500,000	Orange County, NC, GO UT Bonds, 5.50% (Original Issue Yield: 5.75%), 2/1/2013	AA+	2,597,725
750,000	Piedmont Triad Airport Authority, NC, (Series A), 4.25% (FSA INS)/(Original Issue Yield: 3.92%), 7/1/2007	AAA	760,215
1,000,000	Pitt County, NC, (Series A), 5.25% (FSA INS)/(Original Issue Yield: 5.85%), 4/1/2025	AAA	997,900
3,000,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.85%), 12/1/2021	Aaa	3,023,820
3,000,000	Pitt County, NC, Refunding Bonds, 5.30% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.40%), 12/1/2009	Aaa	3,180,630
2,380,000	Pitt County, NC, Refunding Revenue Bonds, 5.10% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.20%), 12/1/2007	Aaa	2,530,226
3,635,000	Pitt County, NC, Refunding Revenue Bonds, 5.20% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.30%), 12/1/2008	Aaa	3,859,134
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,000,000	Raleigh, NC Combined Enterprise System, Revenue Bonds (Series 2001), 4.75% (Original Issue Yield: 5.00%), 3/1/2026	AAA	$ 916,210
2,000,000	Raleigh, NC Combined Enterprise System, Revenue Bonds, 4.75% (Original Issue Yield: 5.00%), 3/1/2019	AAA	1,890,820
350,000	Raleigh, NC, Certificates of Participation Refunding Bonds, 5.00% (Cabarrus Street Parking Facilities Project)/(Original Issue Yield: 5.10%), 12/1/2009	AA+	362,460
230,000	Raleigh, NC, Certificates of Participation Refunding Bonds, 5.10% (Cabarrus Street Parking Facilities Project)/(Original Issue Yield: 5.20%), 12/1/2010	AA+	238,029
1,045,000	Raleigh, NC, Refunding Bonds, 5.00%, 4/1/2005	AAA	1,097,093
1,025,000	Sanford, NC, GO UT Bonds, 4.90% (MBIA INS), 3/1/2009	AAA	1,065,682
2,750,000	Union County, NC, GO UT, 4.75% (Original Issue Yield: 4.76%), 3/1/2015	AA-	2,689,253
5,000,000	Union County, NC, GO UT, 4.75% (Original Issue Yield: 4.90%), 3/1/2017	AA-	4,793,450
2,085,000	University of North Carolina at Chapel Hill, (Series A), 5.00% (Original Issue Yield: 3.97%), 12/1/2008	AA+	2,201,656
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 2,250,000	University of North Carolina at Chapel Hill, Hospital Revenue Bonds, 5.25%, 2/15/2026	AA	$ 2,175,773
3,200,000	University of North Carolina at Chapel Hill, Utility Refunding Bonds, 5.00% (Original Issue Yield: 5.60%), 8/1/2010	AA	3,259,296
2,000,000	University of North Carolina, (Series C), 5.125% (AMBAC INS)/(Original Issue Yield: 5.25%), 4/1/2018	AAA	2,001,140
1,300,000	University of North Carolina, Pool, 5.00% (AMBAC INS)/(Original Issue Yield: 4.80%), 10/1/2008	AAA	1,367,912
1,255,000	University of North Carolina, Refunding Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue Yield: 5.20%), 10/1/2013	AAA	1,362,177
4,000,000	Wake County, NC, (Series B), 4.50% (Original Issue Yield: 4.00%), 2/1/2007	AAA	4,115,640
7,500,000	Wake County, NC, (Series B), 4.50% (Original Issue Yield: 4.70%), 2/1/2014	AAA	7,241,550
2,000,000	Wake County, NC, (Series B), 5.25% (Original Issue Yield: 4.91%), 2/1/2017	AAA	2,052,620
3,000,000	Wake County, NC, GO UT Bonds, 4.50% (Original Issue Yield: 4.72%), 3/1/2010	AAA	3,031,200
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 7,925,000	Wake County, NC, GO UT Bonds, 4.60% (Original Issue Yield: 4.87%), 3/1/2012	AAA	$ 7,927,853
650,000	Wake County, NC, GO UT Refunding Bonds, 4.70% (Original Issue Yield: 4.80%), 4/1/2005	AAA	668,694
1,375,000	Wake County, NC, Hospital Revenue Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 10/1/2026	AAA	1,370,064
825,000	Winston-Salem, NC Water & Sewer System, Refunding Bonds, 5.00%, 6/1/2012	AAA	843,323
2,745,000	Winston-Salem, NC Water & Sewer System, Revenue Bonds, 4.80% (Original Issue Yield: 4.90%), 6/1/2013	AAA	2,756,749
3,350,000	Winston-Salem, NC Water & Sewer System, Revenue Bonds, 4.875% (Original Issue Yield: 4.95%), 6/1/2014	AAA	3,358,702
Principal Amount or Shares		Credit Rating*	Value

Long-Term Municipals—continued
	North Carolina—continued
$ 1,980,000	Winston-Salem, NC, (Series C), 5.25% (Original Issue Yield: 4.90%), 6/1/2015	AA+	$ 2,024,055

	Total Long-Term Municipals (identified cost $407,649,211)		418,510,491

Registered Investment Companies—0.6%
317	AIM Global Management Short Term Investment Co.		317
573	Dreyfus Tax Exempt Money Market Fund		573
1,065,358	Federated Tax-Free Obligations Fund		1,065,358
1,505,802	Fidelity Tax Exempt Money Market Fund		1,505,802

	Total Registered Investment Companies (at net asset value)		2,572,050

	Total Investments (identified cost $410,221,261)		$ 421,082,541

(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Credit Rating*	Value

Long-Term Municipals—98.8%
	South Carolina—98.0%
$5,000,000	Anderson County, SC, School District No. 002, GO UT, (Series B), 5.125% (MBIA INS)/(Original Issue Yield: 5.77%), 3/1/2025	AAA	$ 4,872,250
500,000	Anderson County, SC, School District No. 002, GO UT, (Series B), 5.25% (Original Issue Yield: 5.70%), 3/1/2021	AA+	500,905
850,000	Barnwell County, SC, School District No. 45, GO UT, 5.40% (Original Issue Yield: 5.45%), 2/1/2009	AAA	894,557
1,300,000	Beaufort County, SC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 4.75%), 2/1/2013	AAA	1,329,432
1,000,000	Beaufort County, SC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 4.85%), 2/1/2014	AAA	1,014,870
1,415,000	Beaufort County, SC, GO UT, 5.65% (MBIA INS)/(Original Issue Yield: 5.65%), 12/1/2009	AAA	1,430,579
1,300,000	Beaufort County, SC, School District, GO UT, 4.70%, 3/1/2006	AA+	1,351,194
1,600,000	Beaufort County, SC, School District, GO UT, 5.00% (Original Issue Yield: 4.80%), 3/1/2015	Aa1	1,615,248
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,395,000	Beaufort County, SC, School District, GO UT, 5.00% (Original Issue Yield: 4.89%), 3/1/2016	Aa1	$ 2,403,071
2,685,000	Beaufort County, SC, School District, (Series A), 5.00% (Original Issue Yield: 5.03%), 3/1/2018	Aa1	2,659,868
2,855,000	Beaufort-Jasper, SC, Water & Sewer Authority, Waterworks and Sewer System Revenue Bonds, 5.90% (FGIC INS)/(Original Issue Yield: 6.00%), 3/1/2016	AAA	3,128,423
750,000	Berkeley County, SC, Pollution Control Facilities, 6.50% (South Carolina Electric and Gas), 10/1/2014	A-	786,982
3,000,000	Berkeley County, SC, School District, GO UT, 5.00% (Original Issue Yield: 5.70%), 4/1/2020	AA+	2,979,900
2,200,000	Berkeley County, SC, School District, GO UT, 5.375%, 4/1/2014	AA+	2,295,678
4,500,000	Berkeley County, SC, School District, GO UT, 5.375% (Original Issue Yield: 5.50%), 4/1/2016	AA+	4,633,560
5,000,000	Berkeley County, SC, School District, GO UT, 5.375% (Original Issue Yield: 5.55%), 4/1/2017	AA+	5,123,250
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 3,705,000	Berkeley County, SC, School District, GO UT, 5.375%, 4/1/2018	AA+	$ 3,783,064
5,500,000	Berkeley County, SC, School District, GO UT, 5.375%, 4/1/2019	AA+	5,600,210
2,270,000	Berkeley County, SC, School District, Certificates of Participation, 5.15% (MBIA INS)/(Original Issue Yield: 5.15%), 2/1/2008	AAA	2,381,707
1,500,000	Berkeley County, SC, Water & Sewer, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2013	AAA	1,541,925
2,420,000	Berkeley County, SC, Water & Sewer, Refunding Revenue Bonds, 5.55% (MBIA INS)/(Original Issue Yield: 5.60%), 6/1/2014	AAA	2,483,840
1,040,000	Berkeley County, SC, Water & Sewer, Refunding Revenue Bonds, 6.55% (MBIA INS), 6/1/2002	AAA	1,063,920
1,000,000	Camden, SC, Public Utility, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 3/1/2022	AAA	1,014,710
1,105,000	Charleston County, SC, Airport District, Airport System Refunding Revenue Bonds, 4.75% (MBIA INS), 7/1/2015	AAA	1,075,629
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,250,000	Charleston County, SC, GO UT, 5.50%, 6/1/2014	AA+	$ 1,345,650
4,000,000	Charleston County, SC, (Series A), 5.125% (FSA INS)/(Original Issue Yield: 4.88%), 8/15/2015	AAA	4,060,280
5,500,000	Charleston County, SC, 5.50% (Charleston Public Facilities Corp.)/(MBIA INS)/(Original Issue Yield: 5.70%), 12/1/2015	AAA	5,631,340
3,495,000	Charleston County, SC, 6.00% (MBIA INS)/(Original Issue Yield: 5.40%), 12/1/2009	AAA	3,894,548
3,260,000	Charleston, SC, Waterworks and Sewer, 5.00% (MBIA INS), 1/1/2022	AAA	3,132,273
1,000,000	Charleston, SC, Waterworks and Sewer, 6.00% (Original Issue Yield: 6.242%), 1/1/2012	AA-	1,031,780
3,700,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 4.30%), 1/1/2010	AA-	3,893,954
4,295,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 5.125%, 1/1/2013	AA-	4,466,199
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 3,205,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 4.73%), 1/1/2016	AA-	$ 3,274,356
2,000,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 6.10%), 1/1/2008	AA-	2,014,580
7,030,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.201%), 1/1/2016	AAA	7,213,764
2,000,000	Charleston, SC, Waterworks and Sewer, Refunding Revenue Bond, 6.00% (Original Issue Yield: 6.285%), 1/1/2018	AA-	2,050,000
1,500,000	Charleston, SC, Certificates of Participation, 5.00% (AMBAC INS)/(Original Issue Yield: 5.39%), 9/1/2015	AAA	1,491,570
250,000	Charleston, SC, GO UT, (Series A), 6.30%, 9/1/2005	AA	256,997
1,155,000	Chester County, SC, School District, GO UT, 5.30% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2011	AAA	1,179,671
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,140,000	Chester County, SC, School District, GO UT, 5.30% (AMBAC INS)/(Original Issue Yield: 5.50%), 2/1/2012	AAA	$ 1,161,854
1,245,000	Citadel Military College, Refunding Revenue Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 4/1/2017	AAA	1,248,474
1,785,000	Clemson University, Revenue Bonds, 6.00% (AMBAC INS), 5/1/2013	AAA	1,962,251
2,000,000	Columbia, SC, Parking Facilities Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.007%), 12/1/2013	AAA	2,112,020
1,000,000	Columbia, SC, Waterworks & Sewer System, Refunding Revenue Bonds, 5.30% (Original Issue Yield: 5.50%), 2/1/2006	AA	1,032,440
500,000	Columbia, SC, Waterworks & Sewer System, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.65%), 2/1/2009	AA	538,970
3,970,000	Columbia, SC, Waterworks & Sewer System, Refunding Revenue Bonds, 5.70%, 2/1/2010	AA	4,345,761
1,250,000	Dillon County SC, Health Facilities, Refunding Revenue Bond, 6.25% (MBIA INS), 6/1/2008	AAA	1,316,525
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,065,000	Dorchester County, SC, School District No. 002, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 2/1/2012	AAA	$ 1,086,609
2,250,000	Dorchester County, SC, School District No. 002, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 2/1/2017	AAA	2,259,540
3,000,000	Dorchester County, SC, School District No. 002, GO UT, 5.20% (FGIC INS), 2/1/2018	AAA	3,006,540
1,000,000	Dorchester County, SC, School District No. 002, GO UT, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 1/1/2005	AAA	1,029,690
870,000	Edgefield County, SC, School District, GO UT Bonds, 6.40% (FSA INS)/(Original Issue Yield: 6.60%), 2/1/2009	AAA	931,213
2,000,000	Fairfield County, SC, PCR, 6.50% (South Carolina Electric and Gas), 9/1/2014	A	2,117,880
1,000,000	Fairfield County, SC, PCR, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	AAA	1,061,480
$ 1,205,000	Fairfield County, SC, School District, Certificates of Participation, 5.50% (Fairfield Primary Geiger)/(Asset Guaranty GTD)/(Original Issue Yield: 5.60%), 3/1/2007	AA+	$ 1,280,011
1,000,000	Florence County, SC, Hospital, Refunding Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.457%), 11/1/2009	AAA	1,036,380
1,500,000	Florence County, SC, Hospital, Revenue Bonds, 4.75% (McLeod Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 4.75%), 11/1/2027	AAA	1,340,535
1,485,000	Florence County, SC, Law Enforcement Control Project, 5.70% (AMBAC INS)/ (Original Issue Yield: 5.90%), 3/1/2003	AAA	1,547,489
1,220,000	Florence County, SC, Law Enforcement Control Project, 6.00% (AMBAC INS)/(Original Issue Yield: 6.15%), 3/1/2006	AAA	1,283,416
1,600,000	Florence, SC, Water & Sewer, Refunding Revenue Bonds, 5.20% (AMBAC INS)/ (Original Issue Yield: 5.35%), 3/1/2007	AAA	1,660,096
2,000,000	Georgetown County, SC, GO UT, 5.75%, 3/1/2013	AA+	2,176,460
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 3,805,000	Grand Strand Water & Sewage Authority, SC, Refunding Revenue Bonds, 6.375% (South Carolina Waterworks & Sewer System)/(MBIA INS)/(Original Issue Yield: 6.508%), 6/1/2012	AAA	$ 4,388,268
1,800,000	Grand Strand Water & Sewage Authority, SC, Waterworks & Sewer System Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.595%), 6/1/2019	AAA	1,817,262
1,120,000	Greenville County, SC, GO UT, 5.40%, 4/1/2021	AAA	1,138,805
2,700,000	Greenville County, SC, GO UT, 5.50%, 4/1/2025	AAA	2,758,401
980,000	Greenville County, SC, GO UT, (Library Project), 5.35% (Original Issue Yield: 5.45%), 4/1/2019	AAA	996,033
2,840,000	Greenville, SC, Hospital System Facilities, Refunding Revenue Bonds, (Series A), 5.00% (Original Issue Yield: 5.15%), 5/1/2004	AA	2,935,935
1,000,000	Greenville, SC, Hospital System Facilities, Refunding Revenue Bonds, (Series A), 5.75% (Original Issue Yield: 6.00%), 5/1/2014	AA	1,035,960
$ 2,000,000	Greenville, SC, Waterworks Revenue, Revenue Bonds, 5.50% (Original Issue Yield: 5.60%), 2/1/2022	AA	$ 2,030,440
1,400,000	Greenwood SC, Combined Public Utility, Refunding Revenue Bonds, 5.35% (AMBAC INS)/ (Original Issue Yield: 5.45%), 12/1/2005	AAA	1,479,702
1,320,000	Greenwood SC, Combined Public Utility, Refunding Revenue Bonds, 5.70% (AMBAC INS), 12/1/2010	AAA	1,382,766
1,125,000	Greer SC, Combined Utility System, Revenue Bonds, 4.75% (AMBAC INS)/ (Original Issue Yield: 4.85%), 9/1/2011	AAA	1,144,519
1,000,000	Hilton Head Island, SC Public Facilities Corp., Certificates of Participation, 5.40% (AMBAC INS)/(Original Issue Yield: 5.599%), 3/1/2009	AAA	1,053,100
2,000,000	Hilton Head, SC, Public Services District No. 1, Waterworks and Sewer Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 8/1/2015	AAA	2,057,160
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 4,000,000	Hilton Head, SC, Public Services District No. 1, Waterworks and Sewer Systems Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.85%), 8/1/2020	AAA	$ 4,052,840
585,000	Horry County, SC, Hospitality Fee, Special Obligation, 4.75% (Original Issue Yield: 4.87%), 4/1/2007	A	603,755
1,030,000	Laurens County, SC, Health Care Systems, GO UT, 5.70% (MBIA INS), 1/1/2008	AAA	1,073,239
1,025,000	Laurens County, SC, School District Number 055, GO UT, 5.50% (FGIC INS), 3/1/2016	AAA	1,066,092
1,395,000	Laurens, SC, Public Utility, Refunding Revenue Bond, 5.00% (FGIC INS)/(Original Issue Yield: 5.393%), 1/1/2018	AAA	1,367,979
4,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 5.50%), 11/1/2021	AAA	3,896,120
2,000,000	Lexington, SC, Water & Sewage, Refunding Revenue Bonds, 5.50% (Asset Guaranty INS)/(Original Issue Yield: 5.68%), 4/1/2029	AAA	2,018,200
$ 1,000,000	North Charleston, SC, GO UT, 5.50%, 8/1/2005	AA-	$ 1,055,030
1,670,000	North Charleston, SC, GO UT, 5.50% (Original Issue Yield: 5.60%), 8/1/2006	AA-	1,755,437
3,750,000	North Charleston, SC, Sewer District, Refunding Revenue Bond, 6.375% (MBIA INS)/(Original Issue Yield: 6.508%), 7/1/2012	AAA	4,328,025
2,000,000	North Charleston, SC, Sewer District, Refunding Revenue Bonds (Series A), 6.00% (MBIA INS)/(Original Issue Yield: 6.593%), 7/1/2018	AAA	2,021,680
2,500,000	Oconee County, SC, PCR Refunding Bonds, 5.80% (Duke Energy Corp.), 4/1/2014	AA-	2,579,250
1,000,000	Oconee County, SC, School District, GO UT, 5.00% (Original Issue Yield: 5.35%), 9/1/2010	AAA	1,030,480
1,155,000	Oconee County, SC, School District, GO UT, 5.10% (Original Issue Yield: 5.40%), 9/1/2011	AAA	1,190,089
1,090,000	Oconee County, SC, School District, GO UT, 5.10% (Original Issue Yield: 5.45%), 9/1/2012	AAA	1,114,776
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 275,000	Oconee County, SC, School District, GO UT, 5.10% (MBIA INS)/(Original Issue Yield: 5.50%), 9/1/2013	AAA	$ 279,760
1,665,000	Orangburg County, SC, Consolidated School District, GO UT, 5.25% (Original Issue Yield: 5.31%), 3/1/2017	AA+	1,685,246
290,000	Piedmont Municipal Power Agency, SC, Escrowed to Maturity, Refunding Revenue Bonds, 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2014	AAA	337,795
695,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.60%), 1/1/2013	AAA	747,744
1,695,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 5.60% (MBIA INS)/(Original Issue Yield: 5.67%), 1/1/2009	AAA	1,847,109
1,000,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 6.30% (MBIA INS)/(Original Issue Yield: 6.49%), 1/1/2022	AAA	1,066,400
$ 1,000,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 6.50% (FGIC INS)/(Original Issue Yield: 6.88%), 1/1/2011	AAA	$ 1,022,670
500,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 6.75% (FGIC INS)/(Original Issue Yield: 6.78%), 1/1/2019	AAA	593,390
970,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds (Series A), 6.375% (FGIC INS)/(Original Issue Yield: 6.45%), 1/1/2006	AAA	1,067,058
1,645,000	Richland County, SC, GO UT, (Series C), 5.80% (Original Issue Yield: 5.85%), 3/1/2007	AA	1,725,490
2,435,000	Richland County, SC, Hospital Facilities, Refunding Revenue Bonds (Series PG-A), 7.10% (Community Provider Pooled Loan Program)/(CGIC INS), 7/1/2005	AAA	2,646,796
3,175,000	Richland County, SC, School District No. 001, GO UT, 4.625%, 3/1/2022	AA+	2,871,756
975,000	Richland County, SC, School District No. 001, GO UT, 5.00% (Original Issue Yield: 5.35%), 3/1/2016	AA+	975,751
1,000,000	Richland County, SC, School District No. 001, 5.75%, 3/1/2016	AA+	1,061,640
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,000,000	Richland County, SC, School District No. 002, GO UT, 5.00% (Original Issue Yield: 5.04%), 3/1/2019	AA+	$ 1,967,040
115,000	Rock Hill, SC, Housing Development Corp., Multi-Family Refunding Revenue Bonds, 7.50%, 7/1/2010	Aaa	118,663
1,745,000	Rock Hill, SC, Utility System, (Series C), 5.00% (FSA INS)/ (Original Issue Yield: 4.72%), 1/1/2007	AAA	1,830,156
2,630,000	Rock Hill, SC, Utility System, Refunding Revenue Bonds, 5.25% (AMBAC INS)/ (Original Issue Yield: 5.40%), 1/1/2008	AAA	2,719,552
5,760,000	South Carolina Education Facilities Authority, Revenue Bonds, Furman University Project, 5.50% (Original Issue Yield: 5.54%), 10/1/2030	Aaa	5,802,451
1,500,000	South Carolina Job Development Authority, Revenue Bonds, 5.25% (Anderson Area Medical Center, Inc.)/(MBIA INS)/(Original Issue Yield: 5.63%), 2/1/2015	AAA	1,518,810
340,000	South Carolina Resources Authority, Local Government Program, Revenue Bonds (Series A), 7.00%, 6/1/2003	AA	346,137
$ 1,000,000	South Carolina State Educational Assistance Authority, Refunding Revenue Bonds (Series A-3), 5.80% (Original Issue Yield: 5.90%), 9/1/2004	AAA	$ 1,055,400
1,000,000	South Carolina State Educational Assistance Authority, Refunding Revenue Bonds (Series B), 5.70% (Original Issue Yield: 5.75%), 9/1/2005	A	1,051,870
2,910,000	South Carolina State Housing Finance & Development Authority, Refunding Revenue Bonds (Series A), 6.15%, 7/1/2008	AA	3,104,359
800,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds (Series A), 7.30% (FHA/VA MTGS), 7/1/2011	AA	817,064
500,000	South Carolina State Ports Authority, Refunding Revenue Bonds, 6.50% (AMBAC INS)/(Original Issue Yield: 6.75%), 7/1/2006	AAA	513,850
500,000	South Carolina State Ports Authority, Revenue Bonds, 6.50% (AMBAC INS)/(Original Issue Yield: 6.75%), 7/1/2006	AAA	513,850
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 500,000	South Carolina State Ports Authority, Revenue Bonds, 6.625% (AMBAC INS)/(Original Issue Yield: 6.823%), 7/1/2011	AAA	$ 513,950
3,145,000	South Carolina State Public Service Authority, (Series B), 5.00% (MBIA INS)/(Original Issue Yield: 5.16%), 1/1/2018	AAA	3,095,781
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, (Series C), 5.00% (AMBAC INS)/(Original Issue Yield: 5.25%), 1/1/2014	AAA	2,510,050
1,000,000	South Carolina State Public Service Authority, Refunding Revenue Bonds (Series A), 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 1/1/2032	AAA	955,550
1,000,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 1/1/2014	AAA	1,012,140
2,000,000	South Carolina State Public Service Authority, Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%), 1/1/2015	AAA	2,010,320
$ 1,040,000	South Carolina State, (Series A), GO UT Highway Improvement Bonds, 4.50%, 4/1/2020	AAA	$ 951,423
4,485,000	South Carolina State, (Series A), 4.60% (Original Issue Yield: 4.45%), 5/1/2011	AAA	4,550,885
3,000,000	South Carolina State, (Series A), 4.60% (Original Issue Yield: 4.80%), 5/1/2016	AAA	2,862,930
4,430,000	South Carolina State, (Series A), 5.50% (Original Issue Yield: 4.60%), 10/1/2005	AAA	4,761,940
1,000,000	South Carolina State, (Series A), 5.50% (Original Issue Yield: 4.70%), 10/1/2006	AAA	1,083,070
2,290,000	South Carolina State, GO UT, (Series A), Highway Improvement Bonds, 4.50% (Original Issue Yield: 4.90%), 2/1/2010	AAA	2,315,511
2,375,000	South Carolina State, GO UT, (Series A), Highway Improvement Bonds, 4.50% (Original Issue Yield: 4.95%), 2/1/2011	AAA	2,386,424
800,000	South Carolina State, GO UT, (Series A), Highway Improvement Bonds, 4.50%, 4/1/2021	AAA	727,928
1,400,000	South Carolina State, GO UT, (Series B), Highway Improvement Bonds, 5.625%, 7/1/2008	AAA	1,520,806
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 4,500,000	South Carolina State, GO UT, Revenue Bonds, (Series A), 5.00% (Original Issue Yield: 5.45%), 3/1/2008	AAA	$ 4,711,185
1,000,000	South Carolina State, GO UT, 5.75% (Original Issue Yield: 4.70%), 8/1/2003	AAA	1,053,890
350,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/ (Original Issue Yield: 6.15%), 3/1/2003	AAA	357,802
375,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/ (Original Issue Yield: 6.25%), 3/1/2004	AAA	383,359
1,000,000	South Carolina State, GO UT, (Series A), 4.25% (Original Issue Yield: 5.60%), 3/1/2009	AAA	1,002,290
1,000,000	South Carolina Transportation Infrastructure Bank, (Series A), Revenue Bonds, 5.00% (Original Issue Yield: 4.35%), 10/1/2012	AAA	1,025,630
5,000,000	South Carolina Transportation Infrastructure Bank, (Series A), 5.375% (MBIA INS), 10/1/2018	AAA	5,091,450
4,900,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 4.50% (MBIA INS), 10/1/2016	AAA	4,545,681
$ 1,040,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 5.00% (MBIA INS), 10/1/2007	AAA	$ 1,096,732
12,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 5.375% (AMBAC INS)/ (Original Issue Yield: 5.50%), 10/1/2024	AAA	12,060,240
6,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, 4.50% (MBIA INS), 10/1/2014	AAA	5,702,940
2,595,000	Spartanburg County, SC, Health Services District, Inc., Refunding Revenue Bond, 5.00% (AMBAC INS)/(Original Issue Yield: 5.60%), 4/15/2011	AAA	2,656,475
3,000,000	Spartanburg County, SC, Health Services District, Inc., Refunding Revenue Bonds, 5.50% (AMBAC INS)/ (Original Issue Yield: 5.70%), 4/15/2015	AAA	3,082,230
3,000,000	Spartanburg County, SC, Hospital Facilities, Refunding Revenue Bonds, 6.55% (Spartanburg General Hospital System)/(FSA INS), 4/15/2010	AAA	3,146,700
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,000,000	Spartanburg County, SC, 5.375% (State Aid Withholding INS)/(Original Issue Yield: 5.54%), 4/1/2019	AA	$ 1,017,500
1,005,000	Spartanburg County, SC, 5.375% (State Aid Withholding INS)/(Original Issue Yield: 5.57%), 4/1/2020	AA	1,021,040
450,000	Spartanburg, SC, Leased Housing Corp., Refunding Revenue Bonds, 7.50%, 10/1/2011	A2	470,295
1,000,000	Spartanburg, SC, Waterworks, Revenue Bonds, 6.125% (FGIC INS)/(Original Issue Yield: 6.236%), 6/1/2026	AAA	1,113,980
1,035,000	Sumter County, SC, Hospital Facilities, 6.50% (MBIA INS)/(Original Issue Yield: 6.80%), 11/15/2002	AAA	1,083,407
525,000	Sumter County, SC, Hospital Facilities, Unrefunded Revenue Bond, 6.625% (MBIA INS)/(Original Issue Yield: 6.98%), 11/15/2004	AAA	575,531
475,000	Sumter County, SC, Hospital Facilities, Prerefunded Revenue Bonds, 6.625% (MBIA INS)/(Original Issue Yield: 6.98%), 11/15/2004	AAA	523,317
$ 2,000,000	University of South Carolina, Parking Facilities Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.40%), 5/1/2015	AAA	$ 2,002,460
1,015,000	University of South Carolina, Revenue Bonds, 5.60% (AMBAC INS)/(Original Issue Yield: 5.70%), 6/1/2017	Aaa	1,048,241
3,465,000	University of South Carolina, Revenue Bonds, 5.70% (MBIA INS), 6/1/2020	AAA	3,563,198
740,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bonds, 5.00% (FSA INS), 3/1/2004	AAA	769,311
1,000,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bond, 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 3/1/2004	AAA	1,041,410
2,090,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.465%), 3/1/2007	AAA	2,175,419
2,300,000	Western Carolina Regional Sewer Authority, SC, Sewer System Revenue Bonds, 5.50% (FGIC INS)/ (Original Issue Yield: 5.627%), 3/1/2010	AAA	2,383,237
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,000,000	York County, SC, GO UT Refunding Bonds, 4.90% (AMBAC INS)/ (Original Issue Yield: 5.10%), 6/1/2010	AAA	$ 1,008,810
1,000,000	York County, SC, School District 04, GO UT, 5.125% (Original Issue Yield: 5.15%), 3/1/2018	AA+	999,920
1,360,000	York County, SC, School District 04, GO UT, 5.125% (Original Issue Yield: 5.25%), 3/1/2021	AA+	1,341,613

	Total		328,410,519

	Puerto Rico—0.8%
2,800,000	Puerto Rico Public Building Authority, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.65%), 7/1/2021	AAA	2,837,604

	Total Long-Term Municipals (identified cost $318,169,366)		331,248,123

Shares			Value

Registered Investment Companies—0.3%
36	AIM Global Management Money Market Fund		$ 36
11	Dreyfus Tax Exempt Money Market Fund		11
105	Federated Tax-Free Obligations Fund		105
967,256	Fidelity Tax Exempt Money Market Fund		967,256

	Total Registered Investment Companies (at net asset value)		967,408

	Total Investments (identified cost $319,136,774)		$ 332,215,531

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Credit Rating*	Value

Long-Term Municipals—97.8%
	Virginia—97.8%
$ 500,000	Albemarle County, VA, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.634%), 8/1/2006	A+	$ 518,480
850,000	Arlington County, VA, GO UT Refunding Bonds, 6.00%, 6/1/2004	AAA	913,410
1,255,000	Arlington County, VA, Refunding Bonds, 4.70% (Original Issue Yield: 4.75%), 6/1/2006	AAA	1,309,768
1,000,000	Arlington, VA IDA, Refunding Revenue Bonds, 5.30% (Arlington Hospital)/(United States Treasury PRF)/ (Original Issue Yield: 5.47%), 9/1/2003	A1	986,640
1,700,000	Big Stone Gap, VA Redevelopment & Housing Authority, 5.50% (Wallens Ridge Development Project)/(Original Issue Yield: 5.75%), 9/1/2015	AA+	1,749,130
1,000,000	Chesterfield County, VA, GO UT, 5.60% (Original Issue Yield: 5.65%), 7/15/2006	AAA	1,045,270
600,000	Danville, VA, GO UT, 6.40% (Original Issue Yield: 6.45%), 5/1/2009	A3	631,386
500,000	Danville, VA, GO UT, 6.40% (Original Issue Yield: 6.50%), 5/1/2010	A3	526,155
$ 400,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.00% (Inova Health System)/(Original Issue Yield: 5.10%), 8/15/2008	AA	$ 417,292
1,000,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.25% (Inova Health System)/(Original Issue Yield: 5.35%), 8/15/2019	AA	1,009,870
2,735,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.281%), 4/1/2022	AAA	3,074,824
1,265,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.281%), 4/1/2022	AAA	1,352,842
500,000	Fairfax County, VA Water Authority, Revenue Bonds, 5.00% (Original Issue Yield: 5.375%), 4/1/2016	AAA	501,990
3,800,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.22%), 4/1/2021	AAA	3,750,334
1,000,000	Fairfax County, VA, (Series A), 5.00% (Original Issue Yield: 4.83%), 6/1/2012	AAA	1,030,650
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 2,110,000	Fairfax County, VA, (Series A), 5.25% (Original Issue Yield: 5.46%), 6/1/2018	AAA	$ 2,147,094
650,000	Fairfax County, VA, GO UT, 4.50% (Original Issue Yield: 4.426%), 6/1/2010	AAA	661,141
1,170,000	Fairfax County, VA, Public Improvements, (Series A), 5.125% (Original Issue Yield: 5.24%), 6/1/2014	AAA	1,205,720
1,685,000	Hampton, VA, GO UT, 5.125% (Original Issue Yield: 4.74%), 1/15/2015	AA	1,741,768
1,000,000	Hampton, VA, GO UT, 5.90% (Original Issue Yield: 6.00%), 1/15/2007	AA	1,094,450
1,000,000	Hanover County, VA IDA, Revenue Bonds, 6.375% (Memorial Regional Medical Center)/ MBIA INS), 8/15/2018	AAA	1,137,120
2,000,000	Henrico County, VA, GO UT Refunding Bonds, 5.30% (Original Issue Yield: 5.45%), 1/15/2010	AAA	2,067,340
400,000	Henrico County, VA, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.65%), 5/1/2013	AA-	412,584
600,000	Henrico County, VA, Refunding Revenue Bond, 6.25% (Original Issue Yield: 6.25%), 5/1/2013	AA-	612,054
250,000	Henry County, VA Public Service Authority, Refunding Revenue Bond, 6.00% (FGIC INS)/Original Issue Yield: 6.05%), 11/15/2003	AAA	255,860
$ 1,000,000	James City County, VA, GO UT, 5.20% (State Aid Withholding GTD)/(FGIC INS)/(Original Issue Yield: 5.35%), 12/15/2010	AAA	$ 1,051,680
250,000	Loudoun County, VA Sanitation Authority, Refunding Revenue Bond, 6.00% (FGIC INS)/(Original Issue Yield: 6.05%), 1/1/2003	AAA	260,933
1,000,000	Loudoun County, VA Sanitation Authority, Revenue Bonds, 4.75% (MBIA INS), 1/1/2021	AAA	936,680
1,715,000	Loudoun County, VA, (Series C), 5.20% (Original Issue Yield: 5.25%), 12/1/2013	AA+	1,790,117
1,000,000	Loudoun County, VA, (Series C), 5.25% (Original Issue Yield: 5.33%), 12/1/2014	AA+	1,039,040
1,000,000	Loudoun County, VA, GO UT, 5.00% (Original Issue Yield: 3.45%), 1/1/2003	AA+	1,028,720
1,000,000	Manassa, VA, GO UT, 5.00% (Original Issue Yield: 5.05%), 1/1/2012	AA-	1,033,440
1,000,000	Newport News, VA, GO UT, (Series A), 6.00% (Original Issue Yield: 6.05%), 6/1/2006	AA	1,041,350
500,000	Newport News, VA, GO UT Bonds, (Series A), 5.80% (Original Issue Yield: 5.85%), 6/1/2004	AA	517,265
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 900,000	Norfolk, VA IDA, Refunding Revenue Bonds, 5.50% (Sentara Hospitals), 11/1/2017	AA	$ 911,079
2,500,000	Norfolk, VA IDA, Refunding Revenue Bonds, 6.50% (Sentara Hospitals), 11/1/2013	AA	2,677,725
1,000,000	Norfolk, VA, GO UT, 5.00% (FGIC INS)/ (Original Issue Yield: 4.719%), 7/1/2010	AAA	1,048,380
500,000	Norfolk, VA, GO UT Refunding Bonds, 5.00% (FGIC INS)/ (Original Issue Yield: 5.05%), 7/1/2015	AAA	505,110
2,000,000	Norfolk, VA, GO UT Refunding Bonds, 5.50% (Original Issue Yield: 5.55%), 2/1/2008	AA	2,082,420
250,000	Portsmouth, VA, GO UT Refunding Bonds, 6.25%, 11/1/2002	AA-	258,258
2,000,000	Prince William County, VA IDA, Refunding Revenue Bonds, 6.85% (Original Issue Yield: 6.938%), 10/1/2025	Aaa	2,288,340
500,000	Prince William County, VA, Certificates of Participation Refunding Bonds, 5.20% (MBIA INS)/ (Original Issue Yield: 5.35%), 12/1/2005	AAA	532,640
500,000	Prince William County, VA, GO UT Bonds, (Series C), 5.00% (Original Issue Yield: 5.10%), 8/1/2006	AA	522,250
$ 1,750,000	Richmond, VA Industrial Development Authority, Refunding Revenue Bonds, 5.45% (Original Issue Yield: 5.45%), 1/1/2021	A3	$ 1,762,618
3,000,000	Richmond, VA Industrial Development Authority, Refunding Revenue Bonds, 5.55%, 1/1/2031	A3	3,021,510
1,980,000	Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/15/2022	AAA	2,019,303
2,000,000	Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, 5.25% (FGIC INS)/ (Original Issue Yield: 5.02%), 7/15/2017	AAA	2,073,880
2,000,000	Richmond, VA, GO UT, 5.50% (FSA INS)/ (Original Issue Yield: 5.46%), 1/15/2014	AAA	2,131,620
250,000	Roanoke, VA IDA, Refunding Bonds, (Series B), 5.80% (Roanoke Memorial Hospital)/(Original Issue Yield: 5.90%), 7/1/2005	AA-	259,517
1,450,000	Southeastern Public Service Authority, VA, Refunding Revenue Bonds, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.07%), 7/1/2015	AAA	1,480,131
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 500,000	Spotsylvania County, VA, GO UT Bonds, 5.40% (Original Issue Yield: 5.45%), 7/15/2004	A+	$ 520,205
3,750,000	Upper Occoquan Sewage Authority, VA, (Series A), 4.75% (MBIA INS)/(Original Issue Yield: 5.30%), 7/1/2029	AAA	3,432,375
250,000	Upper Occoquan Sewage Authority, VA, Refunding Bonds, 5.45% (AMBAC INS)/ (Original Issue Yield: 5.55%), 7/1/2003	AAA	261,525
500,000	Virginia Beach, VA IDA, Refunding Bonds, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.15%), 2/15/2007	AAA	526,425
1,250,000	Virginia Beach, VA, GO UT Bonds, (Series C), 6.10% (Original Issue Yield: 6.15%), 8/1/2002	AA	1,281,563
1,000,000	Virginia Beach, VA, GO UT Bonds, 5.70%, 7/15/2006	AA	1,050,990
250,000	Virginia Beach, VA, GO UT Bonds, 5.80%, 2/1/2003	AA	259,230
1,000,000	Virginia Beach, VA, GO UT Refunding Bonds, 6.20% (State Aid Withholding INS)/(Original Issue Yield: 6.25%), 9/1/2014	AA	1,102,510
860,000	Virginia College Building Authority, (Series A), 5.00% (Original Issue Yield: 5.275%), 9/1/2016	AA	863,311
$ 1,000,000	Virginia College Building Authority, Refunding Revenue Bonds, 5.80% (Washington & Lee University Project), 1/1/2024	AAA	$ 1,077,050
1,530,000	Virginia College Building Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.999%), 8/1/2015	AA+	1,544,703
500,000	Virginia College Building Authority, Revenue Bonds, 5.00%, 8/1/2008	AA+	528,465
1,420,000	Virginia Commonwealth Transportation Board, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.75%), 5/15/2006	AA	1,530,404
1,500,000	Virginia Polytechnical Institute & State University, Refunding Revenue Bonds (Series C), 5.50% (Original Issue Yield: 5.70%), 6/1/2016	AA	1,545,180
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.20%, 1/1/2008	AA+	519,520
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.30%, 1/1/2009	AA+	520,680
1,000,000	Virginia State Housing Development Authority, Revenue Bonds, (Series B), 6.35%, 1/1/2015	AA+	1,021,790
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 170,000	Virginia State Housing Development Authority, Revenue Bonds, (Series F), 6.40%, 7/1/2017	AA+	$ 173,742
2,000,000	Virginia State Public Building Authority, (Series A), Refunding Bonds, 5.40%, 8/1/2012	AA+	2,049,660
3,335,000	Virginia State Public Building Authority, (Series A), 5.50% (Original Issue Yield: 5.74%), 8/1/2013	AA+	3,548,240
1,000,000	Virginia State Public Building Authority, (Series A), 6.00% (Original Issue Yield: 5.42%), 8/1/2009	AA+	1,122,920
515,000	Virginia State Public Building Authority, (Series B), 5.50% (Original Issue Yield: 5.63%), 8/1/2014	AA+	540,323
300,000	Virginia State Public Building Authority, Refunding Bonds, (Series A), 5.00%, 8/1/2004	AA+	314,052
3,000,000	Virginia State Public Building Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.64%), 8/1/2009	AA+	3,156,900
500,000	Virginia State Public Building Authority, Revenue Bonds, (Series C), 5.20% (Original Issue Yield: 5.30%), 8/1/2003	AA+	516,360
1,000,000	Virginia State Public School Authority, (Series A), Refunding Bond, 5.00% (Original Issue Yield: 4.20%), 8/1/2003	AA+	1,038,730
$ 5,000,000	Virginia State Public School Authority, (Series A), 4.875%, 8/1/2014	AA+	$ 5,032,750
1,370,000	Virginia State Public School Authority, (Series A), 5.125% (Original Issue Yield: 5.17%), 8/1/2011	AA+	1,447,747
1,500,000	Virginia State Public School Authority, (Series A), 5.50% (Original Issue Yield: 5.46%), 8/1/2015	AA+	1,580,460
6,345,000	Virginia State Public School Authority, (Series B), 5.125% (Original Issue Yield: 5.45%), 8/1/2014	AA	6,477,991
2,550,000	Virginia State Public School Authority, (Series B), 5.25% (Original Issue Yield: 5.58%), 1/1/2010	AA	2,647,028
4,650,000	Virginia State Public School Authority, (Series I), 5.10% (Original Issue Yield: 5.15%), 8/1/2013	AA+	4,782,572
2,000,000	Virginia State Public School Authority, 5.125% (Original Issue Yield: 5.28%), 8/1/2016	AA+	2,021,140
1,405,000	Virginia State Public School Authority, GO, (Series B), 5.50%, 8/1/2011	AA+	1,518,312
1,000,000	Virginia State Public School Authority, Refunding Revenue Bond, (Series I), 5.25%, 8/1/2010	AA+	1,069,330
(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Virginia—continued
$ 2,000,000	Virginia State Public School Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.10%), 8/1/2012	AA+	$ 2,058,640
1,000,000	Virginia State Public School Authority, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.30%), 1/1/2004	AA	1,038,520
300,000	Virginia State Public School Authority, School Financing Revenue Bonds, (Series B), 5.75% (State Aid Withholding COL), 1/1/2008	AA	313,152
1,450,000	Virginia State Resource Authority Sewer System, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 6.20%), 5/1/2013	NR	1,554,502
1,000,000	Virginia State Resources Authority Water and Sewer System, Refunding Revenue Bonds, 5.25% (Appomattox River Water Authority)/(Original Issue Yield: 5.70%), 10/1/2013	AA	1,019,900
1,000,000	Virginia State Resources Authority Water and Sewer System, Revenue Bonds, (Series A), 5.60% (Original Issue Yield: 5.75%), 10/1/2025	AA	1,093,060
Long-Term Municipals—continued
	Virginia—continued
$ 2,000,000	Virginia State University-Virginia Commonwealth, Revenue Bonds, (Series A), 5.75% (Original Issue Yield: 5.827%), 5/1/2021	AA-	$ 2,071,920
250,000	Virginia State, GO UT Bonds, (Series C), 5.80%, 6/1/2004	AAA	257,052
1,000,000	Virginia State, GO UT Bonds, 5.50% (Original Issue Yield: 5.55%), 6/1/2006	AAA	1,052,090
750,000	Washington County, VA IDA, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.16%), 7/1/2014	A2	826,350

	Total Long-Term Municipals (identified cost $125,960,998)		130,336,547

Registered Investment Companies—0.2%
170	AIM Global Management Short Term Investments Co.		170
38	Dreyfus Tax Exempt Money Market Fund		38
748	Federated Tax-Free Obligations Fund		748
338,254	Fidelity Tax Exempt Money Market Fund		338,254

	Total Registered Investment Companies (at net asset value)		339,210

	Total Investments (identified cost $126,300,208)		$ 130,675,757

(See Notes to Portfolios of Investments)

NOTES TO PORTFOLIOS OF INVESTMENTS

*	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1)	Non-income producing.

(2)	Represents securities held as collateral within a margin account, used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

(3)	The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(4)
Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Trustees. At May 31, 2001, the Emerging Markets Fund, Balanced Fund, Intermediate Fixed Income Fund, and Short-Term Fixed Income Fund held restricted securities amounting to $4,011,040, $2,559,775, $2,935,847, and $1,072,892 respectively, which represents 2.3%, 0.5%, 2.2%, and 2.4% respectively, of net assets.

The following abbreviations are used in these portfolios:

ADR—American Depositary Receipt
AMBAC—American Municipal Bond Assurance Corporation
CGIC—Capital Guaranty Insurance Corporation
COL—Collateralized
FGIC—Financial Guaranty Insurance Corporation
FHA—Federal Housing Administration
FNMA—Federal National Mortgage Association
FSA—Financial Security Assurance
GDR—Global Depositary Receipt
GO—General Obligation
GTD—Guaranteed

HFA—Housing Finance Authority
IDA—Industrial Development Authority
INS—Insured
LOC—Letter of Credit
MBIA—Municipal Bond Insurance Association
MTGS—Mortgages
MTN—Medium Term Note
PCR—Pollution Control Revenue
PRF—Prerefunded
UT—Unlimited Tax
VA—Veterans Administration

Fund	Cost of Investments For Federal Tax Purposes	Net Unrealized Appreciation/ (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets**

Equity Fund	$308,280,824	$53,206,826	$81,556,222	$28,349,396	$361,682,142
Quantitative Equity Fund	332,105,645	245,168,872	267,102,634	21,933,762	577,764,661
Growth and Income Fund	161,267,149	77,385,687	86,419,270	9,033,583	238,879,494
Equity Index Fund	217,559,330	208,489,812	229,285,355	20,795,543	426,957,954
Special Values Fund	200,642,967	52,089,981	59,008,650	6,918,669	253,267,990
Emerging Markets Fund	173,663,023	4,600,708	31,664,220	27,063,512	177,273,755
Personal Equity Fund	243,432,871	104,350,527	118,800,060	14,449,533	347,992,309
Blue Chip Value Fund	1,469,734	12,455	71,702	59,247	1,525,971
New Horizons Fund	1,460,489	(148,423)	84,022	232,445	1,370,509
International Equity Fund	1,758,718	(13,300)	35,291	48,591	1,799,972
Balanced Fund	502,283,186	66,781,238	95,770,186	28,988,948	555,848,931
Fixed Income Fund	590,773,998	8,545,485	13,225,797	4,680,312	587,262,809
Intermediate Fixed Income Fund	128,773,076	2,520,296	3,045,238	524,942	132,800,253
Short-Term Fixed Income Fund	45,661,444	737,341	743,371	6,030	45,493,387
Georgia Municipal Bond Fund	109,117,097	3,485,912	3,953,911	467,999	114,915,312
North Carolina Municipal Bond Fund	410,221,261	10,861,280	12,469,789	1,608,509	424,530,280
South Carolina Municipal Bond Fund	319,136,774	13,078,757	13,849,661	770,904	335,251,092
Virginia Municipal Bond Fund	126,300,208	4,375,549	4,807,723	432,174	133,329,782

**	The categories of investments are shown as a percentage of net assets at May 31, 2001.

At May 31, 2001, the following Funds had investments that were subject to alternative minimum tax:

Fund	Percentage of total market value subject to alternative minimum tax

Georgia Municipal Bond Fund	0.9%
North Carolina Municipal Bond Fund	0.1%
South Carolina Municipal Bond Fund	1.7%

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 2001 (UNAUDITED )

	Wachovia Equity Fund		Wachovia Quantitative Equity Fund		Wachovia Growth and Income Fund		Wachovia Equity Index Fund

Assets:
Investments in securities, at value	$323,053,785		$564,388,131		$230,005,664		$388,842,631
Investments in repurchase agreements	38,433,865		12,886,386		8,647,172		37,206,511
Income receivable	381,641		885,915		257,745		497,552
Receivable for daily variation margin	229,400		86,950		57,350		238,650
Receivable for investments sold	—		—		—		225,862
Receivable for shares sold	—		33,654		83,945		252,397

Total assets	362,098,691		578,281,036		239,051,876		427,263,603

Liabilities:
Payable for investments purchased	—		—		—		54,000
Payable for shares redeemed	108,775		36,951		12,080		10,839
Payable to adviser	219,415		350,903		139,582		107,215
Other accrued expenses	88,359		128,521		20,720		133,595

Total liabilities	416,549		516,375		172,382		305,649

Net Assets Consist of:
Paid in capital	319,927,068		310,887,416		145,883,073		211,811,161
Net unrealized appreciation of investments, futures contracts, and translation of assets and liabilities in foreign currency	52,928,384		245,079,758		77,310,326		208,531,368
Accumulated net realized gain (loss) on investments, futures, and foreign currency transactions	(11,523,094)		21,554,231		15,408,115		6,293,898
Undistributed net investment income	349,784		243,256		277,980		321,527

Total Net Assets	$361,682,142		$577,764,661		$238,879,494		$426,957,954

Net Assets:
Class A Shares	$ 99,747,020		$ 69,812,957		$ 67,513,115		$136,408,319

Class B Shares	$ 10,048,594		$ 20,626,102		$ 125,458		$ 767,660

Class C Shares	$ 565,810		$ 55,300		$ 3,962		$ 1,484,905

Class Y Shares	$251,320,718		$487,270,302		$171,236,959		$288,297,070

Shares Outstanding
Class A Shares	6,640,356		3,815,686		4,158,926		5,908,089
Class B Shares	677,633		1,142,218		7,739		33,288
Class C Shares	37,777		3,024		245		64,384
Class Y Shares	16,724,656		26,577,743		10,518,158		12,465,157

Total Shares Outstanding	24,080,422		31,538,671		14,685,068		18,470,918

Net Asset Value Per Share
Class A Shares	$ 15.02		$ 18.30		$ 16.23		$ 23.09

Class B Shares	$ 14.83		$ 18.06		$ 16.21		$ 23.06

Class C Shares	$ 14.98		$ 18.29		$ 16.22		$ 23.06

Class Y Shares	$ 15.03		$ 18.33		$ 16.28		$ 23.13

Offering Price Per Share*
Class A Shares	$ 15.94	**	$ 19.42	**	$ 17.22	**	$ 24.50	**

Class B Shares	$ 14.83		$ 18.06		$ 16.21		$ 23.06

Class C Shares	$ 15.13	***	$ 18.47	***	$ 16.38	***	$ 23.29	***

Class Y Shares	$ 15.03		$ 18.33		$ 16.28		$ 23.13

Redemption Proceeds Per Share*
Class A Shares	$ 15.02		$ 18.30		$ 16.23		$ 23.09

Class B Shares	$ 14.09	****	$ 17.16	****	$ 15.40	****	$ 21.91	****

Class C Shares	$ 14.83	*****	$ 18.11	*****	$ 16.06	*****	$ 22.83	*****

Class Y Shares	$ 15.03		$ 18.33		$ 16.28		$ 23.13

Investments, at identified cost	$308,280,824		$332,105,645		$161,267,149		$217,559,330

*	See “What do Shares Cost” in the Prospectus.
**	Computation of Offering Price: 100/94.25 of net asset value.
***	Computation of Offering Price: 100/99 of net asset value.
****	Computation of Redemption Price: 95/100 of net asset value.
*****	Computation of Redemption Price: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES— CONTINUED

MAY 31, 2001 (UNAUDITED )

	Wachovia Special Values Fund		Wachovia Emerging Markets Fund		Wachovia Personal Equity Fund		Wachovia Blue Chip Value Fund		Wachovia New Horizons Fund

Assets:
Investments in securities, at value	$206,769,524		$172,735,806		$325,721,867		$1,452,620		$1,295,068
Investments in repurchase agreements	45,963,424		5,527,925		22,061,531		29,569		16,998
Cash	—		—		—		—		12
Cash denominated in foreign currencies	—		931,410		—		—		—
Income receivable	246,915		415,926		343,707		2,111		399
Receivable for daily variation margin	48,875		—		120,250		—		—
Receivable for investments sold	566,309		609,929		—		—		—
Receivable for shares sold	151,381		85,304		4,990		1,556		4,742
Other assets	—		—		—		54,773		56,388

Total assets	253,746,428		180,306,300		348,252,345		1,540,629		1,373,607

Liabilities:
Payable for investments purchased	206,822		2,704,199		—		14,658		3,098
Payable for shares redeemed	14,977		—		12,667		—		—
Payable to adviser	168,265		151,484		207,319		—		—
Other accrued expenses	88,374		176,862		40,050		—		—

Total liabilities	478,438		3,032,545		260,036		14,658		3,098

Net Assets Consist of:
Paid in capital	192,739,052		195,175,131		229,871,193		1,531,369		1,679,526
Net unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	52,448,826		4,529,660		104,052,369		12,455		(148,423)
Accumulated net realized gain (loss) on investments, futures, and foreign currency transactions	7,484,480		(23,799,476)		13,820,936		(19,483)		(158,490)
Undistributed net investment income (distributions in excess of net investment income)	595,632		1,368,440		247,811		1,630		(2,104)

Total Net Assets	$253,267,990		$177,273,755		$347,992,309		$1,525,971		$1,370,509

Net Assets:
Class A Shares	$72,212,034		$14,546,379		$1,338,394		$232,938		$129,340

Class B Shares	$727,052		$7,742		$36,008		$89,553		$93,128

Class C Shares	$241,822		$3,254		$132		$58,757		$140,488

Class Y Shares	$180,087,082		$162,716,380		$346,617,775		$144,723		$1,007,553

Shares Outstanding
Class A Shares	3,640,248		1,413,128		152,507		23,525		17,220
Class B Shares	36,839		752		4,107		9,063		12,417
Class C Shares	12,225		315		15		5,939		18,734
Class Y Shares	9,066,743		15,770,405		39,414,480		115,471		134,008

Total Shares Outstanding	12,756,055		17,184,600		39,571,109		153,998		182,379

Net Asset Value Per Share
Class A Shares	$19.84		$10.29		$8.78		$9.90		$7.51

Class B Shares	$19.74		$10.30		$8.77		$9.88		$7.50

Class C Shares	$19.78		$10.33		$8.79		$9.89		$7.50

Class Y Shares	$19.86		$10.32		$8.79		$9.91		$7.52

Offering Price Per Share*
Class A Shares	$21.05	**	$10.92	**	$9.32	**	$10.50	**	$7.97	**

Class B Shares	$19.74		$10.30		$8.77		$9.88		$7.50

Class C Shares	$19.98	***	$10.43	***	$8.88	***	$9.99	***	$7.58	***

Class Y Shares	$19.86		$10.32		$8.79		$9.91		$7.52

Redemption Proceeds Per Share*
Class A Shares	$19.84		$10.29		$8.78		$9.90		$7.51

Class B Shares	$18.75	****	$9.79	****	$8.33	****	$9.39	****	$7.13	****

Class C Shares	$19.58	*****	$10.23	*****	$8.78	*****	$9.79	*****	$7.43	*****

Class Y Shares	$19.86		$10.32		$8.79		$9.91		$7.52

Investments, at identified cost	$200,642,967		$173,663,023		$243,432,871		$1,469,734		$1,460,489

*	See “What do Shares Cost” in the Prospectus.
**	Computation of Offering Price: 100/94.25 of net asset value.
***	Computation of Offering Price: 100/99 of net asset value.
****	Computation of Redemption Price: 95/100 of net asset value.
*****	Computation of Redemption Price: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES— CONTINUED

MAY 31, 2001 (UNAUDITED )

	Wachovia International Equity Fund		Wachovia Balanced Fund		Wachovia Fixed Income Fund		Wachovia Intermediate Fixed Income Fund

Assets:
Investments in securities, at value	$1,615,411		$544,188,710		$587,709,026		$129,270,540
Investments in repurchase agreements	130,007		24,875,714		11,610,457		2,022,832
Income receivable	3,286		2,876,376		5,542,826		1,441,745
Receivable for investments sold	—		3,001,777		8,010,807		1,773,894
Receivable for shares sold	268		489,389		286,728		46,069
Receivable for daily margin variation	—		1,662		—		105,000
Other assets	51,000		—		—		—

Total assets	1,799,972		575,433,628		613,159,844		134,660,080

Liabilities:
Payable for investments purchased	—		18,951,629		25,434,189		1,782,825
Payable for shares redeemed	—		82,313		44,156		—
Payable to adviser	—		—		298,825		65,015
Payable to bank	—		5,122		—		—
Income distribution payable	—		7,303		1,842		—
Payable for daily variation margin	—		—		21,265		—
Accrued expenses	—		538,330		96,758		11,987

Total liabilities	—		19,584,697		25,897,035		1,859,827

Net Assets Consist of:
Paid in capital	1,825,017		488,827,968		583,701,717		131,096,109
Net unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	(13,300)		68,467,332		8,538,196		2,614,727
Accumulated net realized gain (loss) on investments, futures, and foreign currency transactions	(14,179)		(2,960,510)		(6,446,682)		(1,026,217)
Undistributed net investment income	2,434		1,514,141		1,469,578		115,634

Total Net Assets	$1,799,972		$555,848,931		$587,262,809		$132,800,253

Net Assets:
Class A Shares	$ 337,972		$176,883,894		$ 58,754,195		$ 3,286,116

Class B Shares	$ 450		$ 23,744,421		$ 810,219		$ 154

Class C Shares	$ 95,165		$ 425,846		$ 74,761		$ 19,958

Class Y Shares	$1,366,385		$354,794,770		$527,623,634		$129,494,025

Shares Outstanding
Class A Shares	33,811		14,523,530		5,929,137		331,783
Class B Shares	45		1,954,654		81,743		16
Class C Shares	9,537		34,983		7,513		2,016
Class Y Shares	136,653		29,089,936		53,241,091		13,074,002

Total Shares Outstanding	180,046		45,603,103		59,259,484		13,407,817

Net Asset Value Per Share
Class A Shares	$ 10.00		$ 12.18		$ 9.91		$ 9.90

Class B Shares	$ 10.00		$ 12.15		$ 9.91		$ 9.90

Class C Shares	$ 9.98		$ 12.17		$ 9.91		$ 9.90

Class Y Shares	$ 10.00		$ 12.20		$ 9.91		$ 9.90

Offering Price Per Share*
Class A Shares	$ 10.61	**	$ 12.92	**	$ 10.38	***	$ 10.37	***

Class B Shares	$ 10.00		$ 12.15		$ 9.91		$ 9.90

Class C Shares	$ 10.08	****	$ 12.29	****	$ 10.01	****	$ 10.00	****

Class Y Shares	$ 10.00		$ 12.20		$ 9.91		$ 9.90

Redemption Proceeds Per Share*
Class A Shares	$ 10.00		$ 12.18		$ 9.91		$ 9.90

Class B Shares	$ 9.50	*****	$ 11.54	*****	$ 9.41	*****	$ 9.41	*****

Class C Shares	$ 9.88	******	$ 12.05	******	$ 9.81	******	$ 9.80	******

Class Y Shares	$ 10.00		$ 12.20		$ 9.91		$ 9.90

Investments, at identified cost	$1,758,718		$502,283,186		$590,773,998		$128,773,076

          *See “What Do Shares Cost” in the Prospectus.
        **Computation of Offering Price: 100/94.25 of net asset value.
      ***Computation of Offering Price: 100/95.50 of net asset value.
    ****Computation of Offering Price: 100/99 of net asset value.
  *****Computation of Redemption Proceeds: 95/100 of net asset value.
******Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES— CONTINUED

MAY 31, 2001 (UNAUDITED )

	Wachovia Short-Term Fixed Income Fund		Wachovia Georgia Municipal Bond Fund	Wachovia North Carolina Municipal Bond Fund		Wachovia South Carolina Municipal Bond Fund	Wachovia Virginia Municipal Bond Fund

Assets:
Investments in securities, at value	$40,646,974		$112,603,009	$421,082,541		$332,215,531	$130,675,757
Investments in repurchase agreements	5,751,811		—	—		—	—
Cash	—		59,980	—		—	—
Income receivable	619,970		1,799,306	6,253,671		5,061,819	2,231,831
Receivable for investments sold	—		4,001,340	—		2,866,921	1,026,902
Receivable for shares sold	31,778		—	159,208		31,191	—

Total assets	47,050,533		118,463,635	427,495,420		340,175,462	133,934,490

Liabilities:
Payable for investments purchased	1,528,772		3,064,389	—		3,416,472	—
Payable for shares redeemed	—		—	44,772		23,917	33,494
Payable to adviser	13,871		43,232	175,472		131,258	51,412
Payable to bank	—		—	1,176,150		1,867	—
Income distribution payable	—		412,905	1,497,374		1,276,407	487,375
Other accrued expenses	14,503		27,797	71,372		74,449	32,427

Total liabilities	1,557,146		3,548,323	2,965,140		4,924,370	604,708

Net Assets Consist of:
Paid in capital	47,402,401		112,375,199	409,787,680		322,618,511	129,570,395
Net unrealized appreciation of investments, futures contracts, and translation of assets and liabilities in foreign currency	737,341		3,485,912	10,861,280		13,078,757	4,375,549
Accumulated net realized gain (loss) on investments, futures, and foreign currency transactions	(2,749,488)		(951,636)	3,702,648		(492,953)	(614,228)
Undistributed net investment income (distributions in excess of net investment income)	103,133		5,837	178,672		46,777	(1,934)

Total Net Assets	$45,493,387		$114,915,312	$424,530,280		$335,251,092	$133,329,782

Net Assets:
Class A Shares	$ 8,513,724		$ 4,715,446	$ 7,045,094		$ 54,097,366	$ 6,835,661

Class B Shares	$ 72,278		$ —	$ —		$ —	$ —

Class C Shares	$ 156		$ —	$ —		$ —	$ —

Class Y Shares	$36,907,229		$110,199,866	$417,485,186		$281,153,726	$126,494,121

Shares Outstanding
Class A Shares	854,496		426,358	629,573		4,900,228	663,692
Class B Shares	7,258		—	—		—	—
Class C Shares	16		—	—		—	—
Class Y Shares	3,705,066		9,963,947	37,307,629		25,465,473	12,281,586

Total Shares Outstanding	4,566,836		10,390,305	37,937,202		30,365,701	12,945,278

Net Asset Value Per Share
Class A Shares	$ 9.96		$ 11.06	$ 11.19		$ 11.04	$ 10.30

Class B Shares	$ 9.96		$ —	$ —		$ —	$ —

Class C Shares	$ 9.96		$ —	$ —		$ —	$ —

Class Y Shares	$ 9.96		$ 11.06	$ 11.19		$ 11.04	$ 10.30

Offering Price Per Share*
Class A Shares	$ 10.22	**	$ 11.58 ***	$ 11.72	***	$ 11.56 ***	$ 10.79 ***

Class B Shares	$ 9.96		$ —	$ —		$ —	$ —

Class C Shares	$ 10.06	****	$ —	$ —		$ —	$ —

Class Y Shares	$ 9.96		$ 11.06	$ 11.19		$ 11.04	$ 10.30

Redemption Proceeds Per Share**
Class A Shares	$ 9.96		$ 11.06	$ 11.19		$ 11.04	$ 10.30

Class B Shares	$ 9.46	*****	$ —	$ —		$ —	$ —

Class C Shares	$ 9.86	******	$ —	$ —		$ —	$ —

Class Y Shares	$ 9.96		$ 11.06	$ 11.19		$ 11.04	$ 10.30

Investments, at identified cost	$45,661,444		$109,117,097	$410,221,261		$319,136,774	$126,300,208

          *See “What Do Shares Cost” in the Prospectus.
        **Computation of Offering Price: 100/97.50 of net asset value.
      ***Computation of Offering Price: 100/95.50 of net asset value.
    ****Computation of Offering Price: 100/99 of net asset value.
  *****Computation of Redemption Proceeds: 95/100 of net asset value.
******Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )

	Wachovia Equity Fund	Wachovia Quantitative Equity Fund	Wachovia Growth and Income Fund	Wachovia Equity Index Fund

Investment Income:
Dividends	$ 1,560,112	$ 3,811,923	$ 1,125,052	$ 2,532,476
Interest	1,203,236	410,708	238,731	781,426

Total income	2,763,348	4,222,631	1,363,783	3,313,902

Expenses:
Investment adviser fee	1,317,949	2,162,477	882,305	660,239
Administrative personnel and services fee	134,789	221,194	90,225	157,552
Custodian fees	34,475	49,591	24,908	39,239
Transfer and dividend disbursing agent fees and expenses	4,529	15,926	10,498	9,678
Directors’/Trustees’ fees	3,002	5,966	2,796	4,239
Auditing fees	6,877	7,067	6,762	6,945
Legal fees	1,645	4,054	6,017	3,592
Portfolio accounting fees	991	1,120	756	5,405
Distribution services fee—Class B Shares	39,434	83,361	287	1,064
Distribution services fee—Class C Shares	1,305	150	14	3,053
Shareholder services fee—Class A Shares	133,252	96,790	91,267	181,920
Shareholder services fee—Class B Shares	13,145	27,787	96	355
Shareholder services fee—Class C Shares	435	50	5	1,018
Share registration costs	19,494	16,972	21,775	19,236
Printing and postage	6,301	7,067	7,564	6,078
Insurance premiums	740	1,429	699	1,094
Miscellaneous	2,437	2,471	2,705	2,045

Total expenses	1,720,800	2,703,472	1,148,679	1,102,752

Waivers—
Waiver of investment adviser fee	—	—	(23,856)	(13,017)

Net expenses	1,720,800	2,703,472	1,124,823	1,089,735

Net investment income	1,042,548	1,519,159	238,960	2,224,167

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments and foreign currency transactions	(7,571,538)	23,610,148	16,718,913	10,454,166
Net realized loss on futures contracts	(7,871,731)	(2,745,973)	(1,261,112)	(7,431,224)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(24,291,777)	(88,753,490)	(51,114,603)	(24,247,745)

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(39,735,046)	(67,889,315)	(35,656,802)	(21,224,803)

Change in net assets resulting from operations	$ (38,692,498)	$ (66,370,156)	$ (35,417,842)	$ (19,000,636)

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS— CONTINUED

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )

	Wachovia Special Values Fund	Wachovia Emerging Markets Fund		Wachovia Personal Equity Fund	Wachovia Blue Chip Value Fund(1)	Wachovia New Horizons Fund(2)

Investment Income:
Dividends	$ 1,562,200	$ 2,594,146	(3)	$ 1,453,992	$ 6,879	$ 1,403
Interest	1,028,618	295,065		588,955	672	1,721

Total income	2,590,818	2,889,211		2,042,947	7,551	3,124

Expenses:
Investment adviser fee	905,681	906,385		1,264,001	3,642	3,401
Administrative personnel and services fee	81,122	64,905		129,268	373	348
Custodian fees	22,635	154,328		33,319	104	97
Transfer and dividend disbursing agent fees and expenses	14,572	29,630		7,738	4,533	3,990
Directors’/Trustees’ fees	1,976	2,586		2,869	233	133
Auditing fees	7,832	—		7,099	2,127	1,885
Legal fees	3,519	4,526		3,240	1,076	949
Portfolio accounting fees	1,842	2,800		294	311	275
Distribution services fee—Class B Shares	1,976	17		28	162	92
Distribution services fee—Class C Shares	425	1		—	125	251
Shareholder services fee—Class A Shares	83,823	20,768		1,431	120	88
Shareholder services fee—Class B Shares	659	5		9	54	31
Shareholder services fee—Class C Shares	142	—		—	42	84
Share registration costs	25,679	19,976		20,544	6,762	5,934
Printing and postage	6,144	5,507		7,955	2,266	1,995
Insurance premiums	638	861		1,017	234	189
Miscellaneous	1,420	2,692		950	708	1,154

Total expenses	1,160,085	1,214,987		1,479,762	22,872	20,896

Waivers and reimbursements—
Waiver of investment adviser fee	—	—		(15,664)	(2,892)	(2,672)
Reimbursement of other operating expenses	—	—		—	(15,107)	(12,996)

Total waivers and reimbursements	—	—		(15,664)	(17,999)	(15,668)

Net expenses	1,160,085	1,214,987		1,464,098	4,873	5,228

Net investment income (net operating loss)	1,430,733	1,674,224		578,849	2,678	(2,104)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments and foreign currency transactions	6,684,070	(5,564,898	)(4)	15,206,680	(19,483)	(158,490)
Net realized gain (loss) on futures contracts	(1,508,117)	—		(2,080,521)	—	—
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	37,950,854	13,907,837		(57,806,767)	12,455	(148,423)

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	43,126,807	8,342,939		(44,680,608)	(7,028)	(306,913)

Change in net assets resulting from operations	$44,557,540	$10,017,163		$(44,101,759)	$(4,350)	$(309,017)

(1)	Reflects operations for the period December 26, 2000 (date of initial public investment to May 31, 2001.
(2)	Reflects operations for the period December 22, 2000 (date of initial public investment to May 31, 2001.
(3)	Net of foreign taxes withheld of $160,118.
(4)	Net of foreign capital gains taxes of $125,532.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS— CONTINUED

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )

	Wachovia International Equity Fund(1)	Wachovia Balanced Fund	Wachovia Fixed Income Fund	Wachovia Intermediate Fixed Income Fund

Investment Income:
Dividends	$ 4,736 (2)	$ 1,871,271	$ 1,470,973	$ 223,209
Interest	1,686	8,276,671	17,587,634	4,001,165

Total income	6,422	10,147,942	19,058,607	4,224,374

Expenses:
Investment adviser fee	2,670	2,080,663	1,760,043	404,679
Administrative personnel and services fee	193	212,883	210,176	48,323
Custodian fees	1,125	48,422	48,033	13,489
Transfer and dividend disbursing agent fees and expenses	111	13,530	12,124	7,488
Directors’/Trustees’ fees	18	5,132	5,185	1,011
Auditing fees	171	7,107	7,528	7,375
Legal fees	77	2,224	3,617	3,306
Portfolio accounting fees	23	6,009	11,246	3,345
Distribution services fee—Class B Shares	—	89,127	2,779	—
Distribution services fee—Class C Shares	149	862	110	31
Shareholder services fee—Class A Shares	118	244,304	75,207	3,921
Shareholder services fee—Class B Shares	—	29,709	926	—
Shareholder services fee—Class C Shares	50	287	37	11
Share registration costs	415	19,835	23,967	23,584
Printing and postage	171	5,918	8,310	6,096
Insurance premiums	13	1,280	1,173	494
Miscellaneous	19	3,270	2,055	1,618

Total expenses	5,323	2,770,562	2,172,516	524,771

Waivers—
Waiver of investment adviser fee	(1,335)	(147,151)	(10,741)	(21,396)

Net expenses	3,988	2,623,411	2,161,775	503,375

Net investment income	2,434	7,524,531	16,896,832	3,720,999

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments and foreign currency transactions	(14,179)	3,222,389	4,270,524	597,218
Net realized loss on futures contracts	—	(2,649,927)	(598,074)	(472,813)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(13,300)	(30,300,172)	7,524,105	2,544,976

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(27,479)	(29,727,710)	11,196,555	2,669,381

Change in net assets resulting from operations	$(25,045)	$(22,203,179)	$28,093,387	$6,390,380

(1)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(2)	Net of foreign tax expense of $732.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS— CONTINUED

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )

	Wachovia Short-Term Fixed Income Fund	Wachovia Georgia Municipal Bond Fund	Wachovia North Carolina Municipal Bond Fund	Wachovia South Carolina Municipal Bond Fund	Wachovia Virginia Municipal Bond Fund

Investment Income:
Dividends	$ —	$ —	$ —	$ —	$ —
Interest	1,462,385	2,888,756	10,517,084	8,781,855	3,377,005

Total income	1,462,385	2,888,756	10,517,084	8,781,855	3,377,005

Expenses:
Investment adviser fee	128,945	430,988	1,614,997	1,269,981	492,861
Administrative personnel and services fee	16,794	41,173	154,271	121,317	47,718
Custodian fees	4,689	11,493	38,533	31,633	13,320
Transfer and dividend disbursing agent fees and expenses	3,710	2,720	5,458	6,203	3,708
Directors’/Trustees’ fees	400	1,073	3,876	3,021	932
Auditing fees	6,856	7,547	7,466	7,513	7,526
Legal fees	2,661	4,368	2,370	2,691	3,197
Portfolio accounting fees	1,381	5,153	10,126	11,461	7,349
Distribution services fee—Class B Shares	151	—	—	—	—
Distribution services fee—Class C Shares	—	—	—	—	—
Shareholder services fee—Class A Shares	11,026	5,893	9,490	66,874	8,316
Shareholder services fee—Class B Shares	50	—	—	—	—
Shareholder services fee—Class C Shares	—	—	—	—	—
Share registration costs	21,539	12,105	15,854	14,750	10,162
Printing and postage	4,978	4,579	4,884	5,196	2,731
Insurance premiums	351	460	1,005	847	515
Miscellaneous	1,052	1,302	5,773	1,756	1,310

Total expenses	204,583	528,854	1,874,103	1,543,243	599,645

Waivers—
Waiver of investment adviser fee	(45,656)	(178,172)	(572,616)	(494,249)	(191,759)

Net expenses	158,927	350,682	1,301,487	1,048,994	407,886

Net investment income	1,303,458	2,538,074	9,215,597	7,732,861	2,969,119

Realized and Unrealized Gain on Investments:
Net realized gain on investments	317,039	821,043	5,982,816	633,408	1,193,593
Net change in unrealized appreciation (depreciation) of investments	756,280	1,467,789	3,084,584	5,671,177	1,676,114

Net realized and unrealized gain on investments	1,073,319	2,288,832	9,067,400	6,304,585	2,869,707

Change in net assets resulting from operations	$2,376,777	$4,826,906	$18,282,997	$14,037,446	$5,838,826

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Wachovia Equity Fund		Wachovia Quantitative Equity Fund		Wachovia Growth and Income Fund
	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$ 1,042,548	$ 1,690,492	$ 1,519,159	$ 2,965,311	$ 238,960	$ 174,488
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(15,443,269)	17,263,542	20,864,175	42,778,186	15,457,801	20,509,292
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(24,291,777)	(18,007,334)	(88,753,490)	(17,519,014)	(51,114,603)	(28,217,380)

Change in net assets resulting from operations	(38,692,498)	946,700	(66,370,156)	28,224,483	(35,417,842)	(7,533,600)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(236,923)	(301,919)	(95,456)	(183,527)	—	(13,134)
Class B Shares	(89)	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Class Y Shares	(932,623)	(1,257,917)	(1,334,797)	(2,720,977)	—	(354,250)
Distributions from net realized gain on investments, futures contracts, and foreign currency transactions
Class A Shares	(3,195,519)	(3,446,614)	(5,217,087)	—	(5,840,718)	(16,161,110)
Class B Shares	(315,210)	(266,448)	(1,483,616)	—	(17)	—
Class C Shares	(7)	—	—	—	(17)	—
Class Y Shares	(7,693,560)	(6,546,425)	(34,514,979)	—	(14,178,075)	(43,126,777)

Change in net assets resulting from distributions to shareholders	(12,373,931)	(11,819,323)	(42,645,935)	(2,904,504)	(20,018,827)	(59,655,271)

Share Transactions:
Proceeds from sale of shares	47,911,626	136,019,166	17,000,979	40,975,049	14,328,258	21,099,777
Net asset value of shares issued to shareholders in payment of dividends declared	9,172,386	8,991,400	38,809,861	987,767	11,199,924	31,036,175
Cost of shares redeemed	(46,704,764)	(83,604,882)	(50,964,124)	(97,561,455)	(17,155,926)	(48,596,552)

Change in net assets from share transactions	10,379,248	61,405,684	4,846,716	(55,598,639)	8,372,256	3,539,400

Change in net assets	(40,687,181)	50,533,061	(104,169,375)	(30,278,660)	(47,064,413)	(63,649,471)
Net Assets:
Beginning of period	402,369,323	351,836,262	681,934,036	712,212,696	285,943,907	349,593,378

End of period	$361,682,142	$402,369,323	$577,764,661	$681,934,036	$238,879,494	$285,943,907

Undistributed net investment income included in net assets at end of period	$ 349,784	$ 476,871	$ 243,256	$ 154,350	$ 277,980	$ 39,020

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Equity Index Fund		Wachovia Special Values Fund		Wachovia Emerging Markets Fund
	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$ 2,224,167	$ 5,452,385	$ 1,430,733	$ 2,865,053	$ 1,674,224	$ 1,055,787
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,022,942	4,423,136	5,175,953	4,006,763	(5,564,898)	9,079,581
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(24,247,745)	(32,073,685)	37,950,854	8,382,602	13,907,837	(44,174,297)

Change in net assets resulting from operations	(19,000,636)	(22,198,164)	44,557,540	15,254,418	10,017,163	(34,038,929)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(701,408)	(1,712,699)	(892,213)	(1,132,622)	—	(147,715)
Class B Shares	(401)	—	(3,191)	(5,459)	(1)	—
Class C Shares	(966)	—	(4)	—	(1)	—
Class Y Shares	(1,839,341)	(4,194,064)	(2,128,000)	(2,258,930)	(421,344)	(2,046,168)
Distributions from net realized gain on investments, futures contracts, and foreign currency transactions
Class A Shares	—	(3,670,966)	(485,340)	(2,135,061)	—	—
Class B Shares	—	—	(3,306)	(11,575)	—	—
Class C Shares	—	—	(2)	—	—	—
Class Y Shares	—	(7,613,438)	(984,200)	(3,732,991)	—	—

Change in net assets resulting from distributions to shareholders	(2,542,116)	(17,191,167)	(4,496,256)	(9,276,638)	(421,346)	(2,193,883)

Share Transactions:
Proceeds from sale of shares	62,188,025	139,562,623	48,731,848	43,614,132	50,302,237	96,470,805
Net asset value of shares issued to shareholders in payment of dividends declared	2,323,985	16,078,232	3,081,414	7,169,649	137,916	820,530
Cost of shares redeemed	(103,295,492)	(173,598,687)	(29,819,439)	(41,216,261)	(56,069,946)	(82,200,620)

Change in net assets from share transactions	(38,783,482)	(17,957,832)	21,993,823	9,567,520	(5,629,793)	15,090,715

Change in net assets	(60,326,234)	(57,347,163)	62,055,107	15,545,300	3,966,024	(21,142,097)
Net Assets:
Beginning of period	487,284,188	544,631,351	191,212,883	175,667,583	173,307,731	194,449,828

End of period	$426,957,954	$487,284,188	$253,267,990	$191,212,883	$177,273,755	$173,307,731

Undistributed net investment income included in net assets at end of period	$ 321,527	$ 639,476	$ 595,632	$ 2,188,307	$ 1,368,440	$ 115,562

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Personal Equity Fund		Wachovia Blue Chip Value Fund	Wachovia New Horizons Fund
	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Period Ended (unaudited) May 31, 2001(1)	Period Ended (unaudited) May 31, 2001(2)

Increase (Decrease) in Net Assets
Operations—
Net investment income (net operating loss)	$ 578,849	$ 1,045,504	$ 2,678	$ (2,104)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	13,126,160	4,258,221	(19,483)	(158,490)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(57,806,767)	(22,089,547)	12,455	(148,423)

Change in net assets resulting from operations	(44,101,758)	(16,785,822)	(4,350)	(309,017)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(71)	(48)	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Class Y Shares	(395,167)	(1,232,599)	(1,000)	—
Distributions from net realized gain on investments, futures contracts, and foreign currency transactions
Class A Shares	(7,726)	(2,482)	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Class Y Shares	(3,348,179)	(8,012,041)	—	—

Change in net assets resulting from distributions to shareholders	(3,751,072)	(9,247,193)	(1,048)	—

Share Transactions:
Proceeds from sale of shares	14,002,923	18,331,602	1,533,667	1,680,022
Net asset value of shares issued to shareholders in payment of dividends declared	3,215,501	7,995,655	1,048	—
Cost of shares redeemed	(17,851,724)	(48,378,159)	(3,346)	(496)

Change in net assets from share transactions	(633,300)	(22,050,902)	1,531,369	1,679,526

Change in net assets	(48,486,130)	(48,083,917)	1,525,971	1,370,509
Net Assets:
Beginning of period	396,478,439	444,562,356	—	—

End of period	$347,992,309	$396,478,439	$1,525,971	$1,370,509

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$ 247,811	$ 64,129	$ 1,630	$ (2,104)

(1)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(2)	Reflects operations for the period from December 22, 2000 (date of initial public investment) to May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia International Equity Fund	Wachovia Balanced Fund		Wachovia Fixed Income Fund
	Period Ended (unaudited) May 31, 2001(1)	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000
Increase (Decrease) in Net Assets
Operations—
Net investment income	$ 2,434	$ 7,524,531	$ 16,565,901	$ 16,896,832	$ 33,694,711
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(14,179)	572,462	39,554,337	3,672,450	(8,064,933)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(13,300)	(30,300,172)	(20,214,453)	7,524,105	19,552,006

Change in net assets resulting from operations	(25,045)	(22,203,179)	35,905,785	28,093,387	45,181,784

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(2,510,762)	(4,793,338)	(1,602,632)	(3,820,500)
Class B Shares	—	(208,966)	(344,703)	(16,988)	(40,101)
Class C Shares	—	(1,345)	—	(474)	—
Class Y Shares	—	(5,354,296)	(11,422,384)	(14,555,202)	(29,673,224)
Distributions from net realized gain on investments, futures contracts, and foreign currency transactions
Class A Shares	—	(13,190,163)	(1,398,073)	—	—
Class B Shares	—	(1,554,090)	(144,291)	—	—
Class C Shares	—	(16)	—	—	—
Class Y Shares	—	(25,987,797)	(2,879,504)	—	—

Change in net assets resulting from distributions to shareholders	—	(48,807,435)	(20,982,293)	(16,175,296)	(33,533,825)

Share Transactions:
Proceeds from sale of shares	1,861,017	52,938,429	115,212,673	75,575,807	125,403,873
Net asset value of shares issued to shareholders in payment of dividends declared	—	42,458,232	12,918,309	4,858,374	10,205,866
Cost of shares redeemed	(36,000)	(92,931,099)	(169,259,285)	(85,553,284)	(125,069,709)

Change in net assets from share transactions	1,825,017	2,465,562	(41,128,303)	(5,119,103)	10,540,030

Change in net assets	1,799,972	(68,545,052)	(26,204,811)	6,798,988	22,187,989
Net Assets:
Beginning of period	—	624,393,983	650,598,794	580,463,821	558,275,832

End of period	$1,799,972	$555,848,931	$624,393,983	$587,262,809	$580,463,821

Undistributed net investment income included in net assets at end of period	$ 2,434	$ 1,514,141	$ 2,064,979	$ 1,469,578	$ 748,042

(1)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Intermediate Fixed Income Fund		Wachovia Short-Term Fixed Income Fund		Wachovia Georgia Municipal Bond Fund
	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations—
Net investment income	$ 3,720,999	$ 7,750,478	$ 1,303,458	$ 2,681,534	$ 2,538,074	$ 5,184,597
Net realized gain (loss) on investments and futures contracts	124,405	(1,104,208)	317,039	(1,612)	821,043	(1,197,198)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	2,544,976	2,980,673	756,280	507,302	1,467,789	3,443,977

Change in net assets resulting from operations	6,390,380	9,626,943	2,376,777	3,187,224	4,826,906	7,431,376

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(84,193)	(163,862)	(224,077)	(519,030)	(98,402)	(211,281)
Class B Shares	(6)	—	(693)	—	—	—
Class C Shares	(147)	—	(6)	—	—	—
Class Y Shares	(3,689,127)	(7,536,530)	(1,015,083)	(2,257,850)	(2,438,669)	(4,984,058)
Distributions from net realized gain on investments and futures contracts
Class A Shares	—	(1,853)	—	—	—	—
Class B Shares	—	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Class Y Shares	—	(77,932)	—	—	—	—

Change in net assets resulting from distributions to shareholders	(3,773,473)	(7,780,177)	(1,239,859)	(2,776,880)	(2,537,071)	(5,195,339)

Share Transactions:
Proceeds from sale of shares	27,397,402	38,053,332	2,635,757	10,538,396	6,491,973	15,688,219
Net asset value of shares issued to shareholders in payment of dividends declared	292,210	428,648	837,748	1,910,861	109,608	264,861
Cost of shares redeemed	(29,897,147)	(49,650,556)	(6,821,305)	(13,887,577)	(5,584,292)	(20,786,480)

Change in net assets from share transactions	(2,207,535)	(11,168,576)	(3,347,800)	(1,438,320)	1,017,289	(4,833,400)

Change in net assets	409,372	(9,321,810)	(2,210,882)	(1,027,976)	3,307,124	(2,597,363)
Net Assets:
Beginning of period	132,390,881	141,712,691	47,704,269	48,732,245	111,608,188	114,205,551

End of period	$132,800,253	$132,390,881	$45,493,387	$47,704,269	$114,915,312	$111,608,188

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$ 115,634	$ 168,108	$ 103,133	$ 39,534	$ 5,837	$ 4,834

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia North Carolina Municipal Bond Fund		Wachovia South Carolina Municipal Bond Fund		Wachovia Virginia Municipal Bond Fund
	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000
Increase (Decrease) in Net Assets
Operations—
Net investment income	$ 9,215,597	$ 19,276,350	$ 7,732,861	$ 16,566,106	$ 2,969,119	$ 6,362,592
Net realized gain (loss) on investments	5,982,816	(2,275,153)	633,408	(1,132,177)	1,193,593	(372,652)
Net change in unrealized appreciation (depreciation) of investments	3,084,584	11,426,197	5,671,177	9,463,518	1,676,114	3,468,716

Change in net assets resulting from operations	18,282,997	28,427,394	14,037,446	24,897,447	5,838,826	9,458,656

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(152,731)	(329,361)	(1,170,328)	(2,555,543)	(140,401)	(321,952)
Class Y Shares	(9,034,237)	(18,819,585)	(6,603,187)	(13,921,746)	(2,830,701)	(6,047,898)
Distributions from net realized gain on investments
Class A Shares	—	(4,750)	—	(9,867)	—	—
Class Y Shares	—	(251,259)	—	(48,294)	—	—

Change in net assets resulting from distributions to shareholders	(9,186,968)	(19,404,955)	(7,773,515)	(16,535,450)	(2,971,102)	(6,369,850)

Share Transactions:
Proceeds from sale of shares	14,028,609	46,384,033	11,587,062	25,895,625	4,671,294	11,827,832
Net asset value of shares issued to shareholders in payment of dividends declared	171,133	694,469	673,261	1,852,996	158,051	408,569
Cost of shares redeemed	(24,433,369)	(73,600,551)	(16,893,332)	(50,946,059)	(6,165,865)	(21,020,218)

Change in net assets from share transactions	(10,233,627)	(26,522,049)	(4,633,009)	(23,197,438)	(1,336,520)	(8,783,817)

Change in net assets	(1,137,598)	(17,499,610)	1,630,922	(14,835,441)	1,531,204	(5,695,011)
Net Assets:
Beginning of period	425,667,878	443,167,488	333,620,170	348,455,611	131,798,578	137,493,589

End of period	$424,530,280	$425,667,878	$335,251,092	$333,620,170	$133,329,782	$131,798,578

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$ 178,672	$ 150,043	$ 46,777	$ 87,431	$ (1,934)	$ 49

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain(Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1996	$12.71	0.22	(3)	2.83	3.05	(0.22)	(0.73)	(0.95)
1997	$14.81	0.14	(3)	2.43	2.57	(0.13)	(1.86)	(1.99)
1998	$15.39	0.13	(3)	2.21	2.34	(0.14)	(1.68)	(1.82)
1999	$15.91	0.06		3.41	3.47	(0.07)	(1.89)	(1.96)
2000	$17.42	0.05		0.22 (4)	0.27	(0.04)	(0.51)	(0.55)
2001(6)	$17.14	0.03	(3)	(1.63)	(1.60)	(0.04)	(0.48)	(0.52)
Wachovia Quantitative Equity Fund
1996	$13.11	0.24	(3)	2.77	3.01	(0.21)	(0.24)	(0.45)
1997	$15.67	0.18	(3)	4.14	4.32	(0.20)	(0.79)	(0.99)
1998	$19.00	0.11	(3)	3.12	3.23	(0.19)	(1.75)	(1.94)
1999	$20.29	0.09		3.16	3.25	(0.12)	(2.42)	(2.54)
2000	$21.00	0.05		0.70	0.75	(0.04)	—	(0.04)
2001(6)	$21.71	0.03	(3)	(2.10)	(2.07)	(0.02)	(1.32)	(1.34)
Wachovia Growth and Income Fund
1996	$12.88	0.15		3.67	3.82	(0.15)	(0.14)	(0.29)
1997	$16.41	0.13		4.44	4.57	(0.13)	(0.25)	(0.38)
1998	$20.60	0.11		3.94	4.05	(0.10)	(1.01)	(1.11)
1999	$23.54	0.05		4.24	4.29	(0.08)	(2.89)	(2.97)
2000	$24.86	(0.03)		(0.56)	(0.59)	(0.01)	(4.26)	(4.27)
2001(6)	$20.00	0.00	(3)	(2.37)	(2.37)	—	(1.40)	(1.40)
Wachovia Equity Index Fund
1996	$13.62	0.32	(3)	3.13	3.45	(0.31)	(0.78)	(1.09)
1997	$15.98	0.25	(3)	3.85	4.10	(0.28)	(0.91)	(1.19)
1998	$18.89	0.26	(3)	3.90	4.16	(0.24)	(0.40)	(0.64)
1999	$22.41	0.27		4.13	4.40	(0.26)	(0.37)	(0.63)
2000	$26.18	0.22	(3)	(1.39)	(1.17)	(0.24)	(0.53)	(0.77)
2001(6)	$24.24	0.11		(1.15)	(1.04)	(0.11)	—	(0.11)
Wachovia Special Values Fund
1996	$12.18	0.35		4.13	4.48	(0.08)	(0.91)	(0.99)
1997	$15.67	0.13	(3)	4.53	4.66	(0.08)	(1.61)	(1.69)
1998	$18.64	0.19	(3)	(0.87)	(0.68)	(0.12)	(1.71)	(1.83)
1999	$16.13	0.25		0.56	0.81	(0.16)	(0.75)	(0.91)
2000	$16.03	0.22	(3)	1.08	1.30	(0.28)	(0.52)	(0.80)
2001(6)	$16.53	0.10	(3)	3.58	3.68	(0.24)	(0.13)	(0.37)
Wachovia Emerging Markets Fund
1996	$10.41	0.09	(3)	1.20	1.29	(0.03)	—	(0.03)
1997	$11.67	0.03	(3)	(0.47)	(0.44)	(0.11)	—	(0.11)
1998	$11.12	0.09	(3)	(2.68)	(2.59)	(0.10)	—	(0.10)
1999	$ 8.43	0.04	(3)	3.32	3.36	(0.05)	—	(0.05)
2000	$11.74	0.01		(1.88)	(1.87)	(0.11)	—	(0.11)
2001(6)	$ 9.76	0.08	(3)	0.45	0.53	—	—	—
Wachovia Personal Equity Fund
1999(8)	$10.00	0.01		0.67	0.68	(0.01)	—	(0.01)
2000	$10.67	0.00	(9)	(0.49)	(0.49)	(0.01)	(0.19)	(0.20)
2001(6)	$ 9.98	0.01		(1.13)	(1.12)	—	(0.08)	(0.08)

(1)	Based on net asset value when does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information is based on average shares outstanding.
(4)
The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

(5)	Computed on an annualized basis.
(6)	For six-months ended May 31, 2001 (unaudited).
(7)	Less than 0.01% per share.
(8)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(9)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,		Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
				Expenses		Net Investment Income (Loss)		Expense Waiver/ Reimbursement(2)

Wachovia Equity Fund
1996		$14.81	25.56%	0.90%		1.62%		0.15%		$ 20,774	64%
1997		$15.39	20.22%	1.14%		0.95%		0.07%		$ 39,494	124%
1998		$15.91	17.34%	1.12%		0.91%		—		$ 53,103	150%
1999		$17.42	24.31%	1.09%		0.49%		—		$118,967	45%
2000		$17.14	1.47%	1.08%		0.27%		—		$114,873	41%
2001	(6)	$15.02	(9.66)%	1.07	%(5)	0.40	%(5)	—		$ 99,747	18%
Wachovia Quantitative Equity Fund
1996		$15.67	23.74%	0.87%		1.70%		0.15%		$ 15,742	44%
1997		$19.00	29.38%	1.11%		1.09%		0.07%		$ 35,413	74%
1998		$20.29	18.98%	1.11%		0.95%		—		$ 82,682	38%
1999		$21.00	16.60%	1.11%		0.48%		—		$ 89,140	34%
2000		$21.71	3.58%	1.06%		0.22%		—		$ 86,191	14%
2001	(6)	$18.30	(10.02)%	1.06	%(5)	0.30	%(5)	—		$ 69,813	9%
Wachovia Growth and Income Fund
1996		$16.41	30.10%	1.35%		1.04%		0.31%		$186,147	12%
1997		$20.60	28.50%	1.30%		0.70%		0.30%		$338,724	13%
1998		$23.54	20.77%	1.21%		0.59%		0.08%		$130,306	24%
1999		$24.86	20.40%	1.09%		0.24%		—		$ 94,674	44%
2000		$20.00	(3.57)%	1.07%		(0.12)%		—		$ 82,937	22%
2001	(6)	$16.23	(12.60)%	1.07	%(5)	0.01	%(5)	0.02	%(5)	$ 67,513	22%
Wachovia Equity Index Fund
1996		$15.98	27.19%	0.48%		2.23%		0.13%		$ 18,154	12%
1997		$18.89	27.55%	0.72%		1.46%		0.02%		$ 50,917	4%
1998		$22.41	22.74%	0.70%		1.23%		—		$131,594	29%
1999		$26.18	19.97%	0.69%		1.07%		—		$182,697	11%
2000		$24.24	(4.70)%	0.66%		0.83%		—		$159,714	12%
2001	(6)	$23.09	(4.29)%	0.66	%(5)	0.84	%(5)	0.01	%(5)	$136,408	3%
Wachovia Special Values Fund
1996		$15.67	39.78%	1.21%		0.47%		0.29%		$ 6,642	38%
1997		$18.64	33.08%	1.35%		0.74%		0.01%		$ 37,766	46%
1998		$16.13	(3.86)%	1.25%		0.98%		—		$ 59,408	20%
1999		$16.03	5.40%	1.23%		1.61%		0.00	%(7)	$ 65,348	44%
2000		$16.53	8.52%	1.21%		1.38%		—		$ 62,486	42%
2001	(6)	$19.84	22.65%	1.20	%(5)	1.10	%(5)	—		$ 72,212	18%
Wachovia Emerging Markets Fund
1996		$11.67	12.45%	1.69%		0.73%		0.09%		$ 5,488	30%
1997		$11.12	(3.82)%	1.79%		0.26%		—		$ 7,996	60%
1998		$ 8.43	(23.46)%	1.68%		0.90%		—		$ 8,677	51%
1999		$11.74	40.07%	1.60%		0.37%		—		$ 16,007	56%
2000		$ 9.76	(16.18)%	1.52%		0.28%		—		$ 15,578	45%
2001	(6)	$10.29	5.43%	1.52	%(5)	1.58	%(5)	—		$ 14,546	1%
Wachovia Personal Equity Fund
1999	(8)	$10.67	6.75%	1.15	%(5)	0.39	%(5)	0.01	%(5)	$ 110	11%
2000		$ 9.98	(4.73)%	1.06%		(0.09)%		—		$ 910	22%
2001	(6)	$ 8.78	(11.26)%	1.06	%(5)	0.07	%(5)	0.01	%(5)	$ 1,338	27%

(1)	Based on net asset value when does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios,
(3)	Per share information is based on average shares outstanding.
(4)
The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

(5)	Computed on an annualized basis.
(6)	For six-months ended May 31, 2001 (unaudited).
(7)	Less than 0.01% per share.
(8)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(9)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,		Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions		Total Distributions

Wachovia Blue Chip Value Fund
2001	(3)	$10.00	0.01		(0.10)	(0.09)	(0.01)	—		(0.01)
Wachovia New Horizons Fund
2001	(5)	$10.00	(0.02	)(6)	(2.47)	(2.49)	—	—		—
Wachovia International Equity Fund
2001	(7)	$10.00	0.01		(0.01)	0.00	—	—		—
Wachovia Balanced Fund
1996		$11.92	0.38	(6)	1.72	2.10	(0.38)	(0.34)		(0.72)
1997		$13.30	0.34	(6)	1.40	1.74	(0.34)	(1.44)		(1.78)
1998		$13.26	0.24	(6)	1.50	1.74	(0.38)	(0.90)		(1.28)
1999		$13.72	0.29		1.44	1.73	(0.31)	(1.69)		(2.00)
2000		$13.45	0.32		0.35	0.67	(0.32)	(0.09)		(0.41)
2001	(8)	$13.71	0.15	(6)	(0.62)	(0.47)	(0.16)	(0.90)		(1.06)
Wachovia Fixed Income Fund
1996		$ 9.90	0.61	(6)	(0.09)	0.52	(0.59)	—		(0.59)
1997		$ 9.83	0.54	(6)	0.04	0.58	(0.56)	—		(0.56)
1998		$ 9.85	0.53	(6)	0.30	0.83	(0.54)	—		(0.54)
1999		$10.14	0.51		(0.58)	(0.07)	(0.51)	(0.04)		(0.55)
2000		$ 9.52	0.55	(6)	0.19	0.74	(0.55)	—		(0.55)
2001	(8)	$ 9.71	0.27	(6)	0.19	0.46	(0.26)	—		(0.26)
Wachovia Intermediate Fixed Income Fund
1996		$10.07	0.55		(0.11)	0.44	(0.55)	—		(0.55)
1997		$ 9.96	0.54		0.06	0.60	(0.53)	—		(0.53)
1998		$10.03	0.47		0.40	0.87	(0.52)	—		(0.52)
1999		$10.38	0.50		(0.61)	(0.11)	(0.50)	(0.20)		(0.70)
2000		$ 9.57	0.52	(6)	0.16	0.68	(0.52)	(0.01)		(0.53)
2001	(8)	$ 9.72	0.26	(6)	0.18	0.44	(0.26)	—		(0.26)
Wachovia Short-Term Fixed Income Fund
1996		$ 9.89	0.56	(6)	(0.06)	0.50	(0.60)	—		(0.60)
1997		$ 9.79	0.50	(6)	(0.01)	0.49	(0.51)	—		(0.51)
1998		$ 9.77	0.52	(6)	0.14	0.66	(0.51)	—		(0.51)
1999		$ 9.92	0.48		(0.25)	0.23	(0.52)	—		(0.52)
2000		$ 9.63	0.52	(6)	0.11	0.63	(0.53)	—		(0.53)
2001	(8)	$ 9.73	0.29		0.19	0.48	(0.25)	—		(0.25)
Wachovia Georgia Municipal Bond Fund
1996		$10.96	0.47		0.05	0.52	(0.47)	(0.01)		(0.48)
1997		$11.00	0.44		0.13	0.57	(0.44)	(0.02)		(0.46)
1998		$11.11	0.42		0.27	0.69	(0.42)	(0.00	)(10)	(0.42)
1999		$11.38	0.43		(0.74)	(0.31)	(0.43)	(0.03)		(0.46)
2000		$10.61	0.48		0.23	0.71	(0.48)	—		(0.48)
2001	(8)	$10.84	0.25		0.20	0.45	(0.23)	—		(0.23)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(4)	Computed on an annualized basis.
(5)	Reflects operations for the period from December 22, 2000 (date of initial public investment) to May 31, 2001.
(6)	Per share information is based on average shares outstanding.
(7)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(8)	For six-months ended May 31, 2001 (unaudited).
(9)	Less than 0.01% per share.
(10)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment Income		Expense Waiver/ Reimbursement(2)

Wachovia Blue Chip Value Fund
2001(3)	$ 9.90	(0.94)%	1.09	%(4)	0.35	%(4)	3.46	%(4)	$ 233	25%
Wachovia New Horizons Fund
2001(5)	$ 7.51	(24.90)%	1.0	9%(4)	(0.60)	%(4)	0.60	%(4)	$ 129	48%
Wachovia International Equity Fund
2001(7)	$10.00	0.00%	1.88	%(4)	0.78	%(4)	0.50	%(4)	$ 338	16%
Wachovia Balanced Fund
1996	$13.30	18.55%	0.76%		3.05%		0.24%		$ 18,619	99%
1997	$13.26	15.17%	1.02%		2.77%		0.16%		$ 50,968	143%
1998	$13.72	14.36%	1.01%		2.88%		0.09%		$119,093	124%
1999	$13.45	13.95%	1.01%		2.26%		0.08%		$205,167	66%
2000	$13.71	4.94%	1.01%		2.25%		0.05%		$202,280	66%
2001(8)	$12.18	(3.72)%	1.01	%(4)	2.40	%(4)	0.05	%(4)	$176,884	42%
Wachovia Fixed Income Fund
1996	$ 9.83	5.51%	0.74%		6.05%		0.18%		$ 4,853	181%
1997	$ 9.85	6.14%	0.98%		5.65%		0.11%		$ 10,039	174%
1998	$10.14	8.65%	0.97%		5.30%		0.05%		$ 24,624	111%
1999	$ 9.52	(0.77)%	0.97%		5.34%		0.03%		$ 69,475	49%
2000	$ 9.71	8.03%	0.96%		5.78%		0.00	%(9)	$ 64,039	73%
2001(8)	$ 9.91	4.78%	0.96	%(4)	5.54	%(4)	0.00	%(4)(9)	$ 58,754	44%
Wachovia Intermediate Fixed Income Fund
1996	$ 9.96	4.46%	1.09%		5.62%		0.31%		$ 43,277	84%
1997	$10.03	6.32%	1.04%		5.50%		0.30%		$ 96,626	81%
1998	$10.38	9.39%	1.06%		5.39%		0.14%		$ 4,759	57%
1999	$ 9.57	(1.03)%	0.99%		5.16%		0.04%		$ 3,205	89%
2000	$ 9.72	7.34%	0.99%		5.49%		0.01%		$ 3,413	58%
2001(8)	$ 9.90	4.59%	0.99	%(4)	5.29	%(4)	0.03	%(4)	$ 3,286	45%
Wachovia Short-Term Fixed Income Fund
1996	$ 9.79	5.29%	0.63%		5.50%		0.27%		$ 1,675	145%
1997	$ 9.77	5.10%	0.87%		5.49%		0.19%		$ 7,233	215%
1998	$ 9.92	6.93%	0.88%		5.22%		0.10%		$ 10,437	135%
1999	$ 9.63	2.44%	0.88%		4.97%		0.14%		$ 10,409	25%
2000	$ 9.73	6.82%	0.88%		5.44%		0.17%		$ 8,959	92%
2001(8)	$ 9.96	5.00%	0.88	%(4)	5.36	%(4)	0.19	%(4)	$ 8,514	17%
Wachovia Georgia Municipal Bond Fund
1996	$11.00	4.97%	0.89%		4.40%		1.61%		$ 7,531	14%
1997	$11.11	5.41%	1.14%		4.03%		1.11%		$ 6,531	25%
1998	$11.38	6.35%	1.17%		3.72%		0.34%		$ 6,900	14%
1999	$10.61	(2.83)%	1.07%		3.87%		0.30%		$ 5,450	48%
2000	$10.84	6.86%	0.85%		4.49%		0.32%		$ 4,731	66%
2001(8)	$11.06	4.17%	0.85	%(4)	4.18	%(4)	0.31	%(4)	$ 4,715	23%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(4)	Computed on an annualized basis.
(5)	Reflects operations for the period from December 22, 2000 (date of initial public investment) to May 31, 2001.
(6)	Per share information is based on average shares outstanding.
(7)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(8)	For six-months ended May 31, 2001 (unaudited).
(9)	Less than 0.01% per share.
(10)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions		Total Distributions

Wachovia North Carolina Municipal Bond Fund
1996	$10.99	0.45	0.09	0.54	(0.45)	(0.05)		(0.50)
1997	$11.03	0.43	0.14	0.57	(0.43)	(0.02)		(0.45)
1998	$11.15	0.43	0.32	0.75	(0.43)	(0.01)		(0.44)
1999	$11.46	0.42	(0.68)	(0.26)	(0.42)	(0.06)		(0.48)
2000	$10.72	0.46	0.24	0.70	(0.45)	(0.01)		(0.46)
2001(3)	$10.96	0.23	0.23	0.46	(0.23)	—		(0.23)
Wachovia South Carolina Municipal Bond Fund
1996	$11.05	0.55	0.03	0.58	(0.55)	(0.03)		(0.58)
1997	$11.05	0.53	0.11	0.64	(0.52)	(0.05)		(0.57)
1998	$11.12	0.51	0.24	0.75	(0.51)	(0.00	)(5)	(0.51)
1999	$11.36	0.50	(0.77)	(0.27)	(0.50)	(0.02)		(0.52)
2000	$10.57	0.49	0.27	0.76	(0.49)	(0.00	)(5)	(0.49)
2001(3)	$10.84	0.24	0.20	0.44	(0.24)	—		(0.24)
Wachovia Virginia Municipal Bond Fund
1996	$10.25	0.44	(0.10)	0.34	(0.44)	—		(0.44)
1997	$10.15	0.46	0.13	0.59	(0.45)	—		(0.45)
1998	$10.29	0.48	0.14	0.62	(0.48)	—		(0.42)
1999	$10.49	0.45	(0.65)	(0.20)	(0.45)	—		(0.45)
2000	$ 9.84	0.44	0.25	0.69	(0.45)	—		(0.45)
2001(3)	$10.08	0.22	0.22	0.44	(0.22)	—		(0.22)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	For six-months ended May 31, 2001 (unaudited).
(4)	Computed on an annualized basis.
(5)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment Income		Expense Waiver/ Reimbursement(2)

Wachovia North Carolina Municipal Bond Fund
1996	$11.03	5.17%	0.84%		4.24%		0.77%		$ 13,752	7%
1997	$11.15	5.36%	1.07%		3.91%		0.44%		$ 11,563	17%
1998	$11.46	6.82%	1.10%		3.80%		0.16%		$ 9,533	9%
1999	$10.72	(2.34)%	1.02%		3.73%		0.20%		$ 8,644	11%
2000	$10.96	6.71%	0.85%		4.26%		0.26%		$ 7,511	37%
2001(3)	$11.19	4.16%	0.85	%(4)	4.03	%(4)	0.27	%(4)	$ 7,045	34%
Wachovia South Carolina Municipal Bond Fund
1996	$11.05	5.54%	0.57%		5.10%		0.59%		$ 65,981	20%
1997	$11.12	6.01%	0.81%		4.79%		0.48%		$ 64,696	12%
1998	$11.36	6.88%	0.83%		4.52%		0.36%		$ 67,458	6%
1999	$10.57	(2.49)%	0.83%		4.50%		0.35%		$ 59,655	9%
2000	$10.84	7.45%	0.83%		4.68%		0.29%		$ 52,568	26%
2001(3)	$11.04	4.09%	0.83	%(4)	4.36	%(4)	0.29	%(4)	$ 54,097	17%
Wachovia Virginia Municipal Bond Fund
1996	$10.15	3.50%	1.04%		4.45%		0.40%		$ 70,378	37%
1997	$10.30	5.97%	0.96%		4.50%		0.40%		$111,160	15%
1998	$10.49	6.76%	0.95%		4.35%		0.33%		$ 8,835	15%
1999	$ 9.84	(2.01)%	0.90%		4.36%		0.29%		$ 7,682	29%
2000	$10.08	7.24%	0.85%		4.59%		0.30%		$ 6,496	25%
2001(3)	$10.30	4.36%	0.85	%(4)	4.22	%(4)	0.29	%(4)	$ 6,836	30%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	For six-months ended May 31, 2001 (unaudited).
(4)	Computed on an annualized basis.
(5)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1996(3)	$12.43	0.02		2.37	2.39	(0.03)		—	(0.03)
1997	$14.79	0.04		2.42	2.46	(0.04)		(1.86)	(1.90)
1998	$15.35	0.03		2.20	2.23	(0.03)		(1.68)	(1.71)
1999	$15.87	(0.04)		3.38	3.34	(0.00	)(5)	(1.89)	(1.89)
2000	$17.32	(0.09	)(6)	0.23 (7)	0.14	—		(0.51)	(0.51)
2001(8)	$16.95	(0.03	)(6)	(1.61)	(1.64)	—		(0.48)	(0.48)
Wachovia Quantitative Equity Fund
1996(3)	$13.09	0.04		2.56	2.60	(0.04)		—	(0.04)
1997	$15.65	0.08		4.10	4.18	(0.09)		(0.79)	(0.88)
1998	$18.95	0.05		3.04	3.09	(0.06)		(1.75)	(1.81)
1999	$20.23	(0.05)		3.16	3.11	(0.01)		(2.42)	(2.43)
2000	$20.91	(0.12)		0.70	0.58	—		—	—
2001(8)	$21.49	(0.04	)(6)	(2.07)	(2.11)	—		(1.32)	(1.32)
Wachovia Growth and Income Fund
2001(9)	$21.33	(0.05	)(6)	(3.67)	(3.72)	—		(1.40)	(1.40)
Wachovia Equity Index Fund
2001(9)	$25.47	0.11		(2.41)	(2.30)	(0.11)		—	(0.11)
Wachovia Special Values Fund
1999(10)	$14.60	0.17		1.22	1.39	—		—	—
2000	$15.99	0.10	(6)	1.08	1.18	(0.25)		(0.52)	(0.77)
2001(8)	$16.40	0.03	(6)	3.57	3.60	(0.13)		(0.13)	(0.26)
Wachovia Emerging Markets Fund
2001(9)	$10.51	0.07	(6)	(0.25)	(0.18)	(0.03)		—	(0.03)
Wachovia Personal Equity Fund
2001(9)	$10.63	0.01		(1.78)	(1.77)	(0.01)		(0.08)	(0.09)
Wachovia Blue Chip Value Fund
2001(11)	$10.00	(0.01)		(0.11)	(0.12)	—		—	—
Wachovia New Horizons Fund
2001(11)	$10.00	(0.04	)(6)	(2.46)	(2.50)	—		—	—
Wachovia International Equity Fund
2001(12)	$10.00	0.02		(0.02)	0.00	—		—	—
Wachovia Balanced Fund
1996(3)	$11.68	0.09		1.59	1.68	(0.07)		—	(0.07)
1997	$13.29	0.26		1.38	1.64	(0.26)		(1.44)	(1.70)
1998	$13.23	0.28		1.37	1.65	(0.29)		(0.90)	(1.19)
1999	$13.69	0.20		1.42	1.62	(0.21)		(1.69)	(1.90)
2000	$13.41	0.22		0.35	0.57	(0.22)		(0.09)	(0.31)
2001(8)	$13.67	0.10	(6)	(0.61)	(0.51)	(0.11)		(0.90)	(1.01)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(4)	Computed on an annualized basis.
(5)	Less than $0.01 per share.
(6)	Per share information based on average shares outstanding
(7)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(8)	For six-months ended May 31, 2001 (unaudited).
(9)	Reflects operations for the period December 12, 2000 (date of initial public investment) to May 31, 2001.
(10)	Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.
(11)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(12)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(13)	Less than $1,000.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS B SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)		Portfolio Turnover Rate
			Expenses		Net Investment Income(Loss)		Expense Waiver/ Reimbursement(2)

Wachovia Equity Fund
1996(3)	$14.79	19.25%	1.90	%(4)	0.02	%(4)	0.20	%(4)	$ 976		64%
1997	$15.35	19.27%	1.90%		0.18%		0.06%		$ 3,448		124%
1998	$15.87	16.52%	1.87%		0.17%		—		$ 5,725		150%
1999	$17.32	23.37%	1.84%		(0.26)%		—		$ 8,992		45%
2000	$16.95	0.69%	1.83%		(0.49)%		—		$11,154		41%
2001(8)	$14.83	(9.97)%	1.82	%(4)	(0.35	)%(4)	—		$10,049		18%
Wachovia Quantitative Equity Fund
1996(3)	$15.65	19.90%	1.87	%(4)	0.46	%(4)	0.11	%(4)	$ 1,414		44%
1997	$18.95	28.33%	1.85%		0.31%		0.07%		$ 6,564		74%
1998	$20.23	18.15%	1.86%		0.20%		—		$19,532		38%
1999	$20.91	15.85%	1.86%		(0.27)%		—		$24,652		34%
2000	$21.49	2.77%	1.81%		(0.53)%		—		$24,310		14%
2001(8)	$18.06	(10.34)%	1.81	%(4)	(0.45	)%(4)	—		$20,626		9%
Wachovia Growth and Income Fund
2001(9)	$16.21	(18.16)%	1.82	%(4)	(0.74	)%(4)	0.02	%(4)	$ 125		22%
Wachovia Equity Index Fund
2001(9)	$23.06	(9.05)%	1.41	%(4)	0.09	%(4)	0.01	%(4)	$ 768		3%
Wachovia Special Values Fund
1999(10)	$15.99	9.52%	1.98	%(4)	0.93	%(4)	0.01	%(4)	$ 350		44%
2000	$16.40	7.74%	1.96%		0.61%		—		$ 427		42%
2001(8)	$19.74	22.19%	1.95	%(4)	0.35	%(4)	—		$ 727		18%
Wachovia Emerging Markets Fund
2001(9)	$10.30	(1.84)%	2.27	%(4)	2.33	%(4)	—		$ 8		1%
Wachovia Personal Equity Fund
2001(9)	$ 8.77	(16.74)%	1.80	%(4)	(0.68	)%(4)	0.01	%(4)	$ 36		27%
Wachovia Blue Chip Value Fund
2001(11)	$ 9.88	(1.20)%	1.84	%(4)	(0.40	)%(4)	3.46	%(4)	$ 90		25%
Wachovia New Horizons Fund
2001(11)	$ 7.50	(25.00)%	1.84	%(4)	(1.35	)%(4)	0.60	%(4)	$ 93		48%
Wachovia International Equity Fund
2001(12)	$10.00	0.00%	2.63	%(4)	0.03	%(4)	0.50	%(4)	$ 0	(13)	16%
Wachovia Balanced Fund
1996(3)	$13.29	14.47%	1.76	%(4)	1.93	%(4)	0.16	%(4)	$ 1,821		99%
1997	$13.23	14.19%	1.78%		2.01%		0.16%		$ 5,916		143%
1998	$13.69	13.56%	1.76%		2.13%		0.09%		$13,963		124%
1999	$13.41	13.08%	1.76%		1.50%		0.08%		$20,927		66%
2000	$13.67	4.19%	1.76%		1.50%		0.05%		$23,529		66%
2001(8)	$12.15	(4.03)%	1.76	%(4)	1.65	%(4)	0.05	%(4)	$23,744		42%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(4)	Computed on an annualized basis.
(5)	Less than $0.01 per share.
(6)	Per share information based on average shares outstanding
(7)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(8)	For six-months ended May 31, 2001 (unaudited).
(9)	Reflects operations for the period December 12, 2000 (date of initial public investment) to May 31, 2001.
(10)	Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.
(11)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(12)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(13)	Less than $1,000.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS B SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Fixed Income Fund
1996(3)	$ 9.45	0.15		0.40	0.55	(0.17)	—	(0.17)
1997	$ 9.83	0.48		0.01	0.49	(0.48)	—	(0.48)
1998	$ 9.84	0.47		0.30	0.77	(0.47)	—	(0.47)
1999	$10.14	0.43		(0.58)	(0.15)	(0.43)	(0.04)	(0.47)
2000	$ 9.52	0.48	(5)	0.18	0.66	(0.47)	—	(0.47)
2001(7)	$ 9.71	0.24	(5)	0.19	0.43	(0.23)	—	(0.23)
Wachovia Intermediate Fixed Income Fund
2001(8)	$ 9.76	0.26	(5)	0.16	0.42	(0.28)	—	(0.28)
Wachovia Short-Term Fixed Income Fund
2001(8)	$ 9.77	0.25		0.19	0.44	(0.25)	—	(0.25)

(1)	Based on net asset value, which does not reflect the sales charge or the contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(4)	Computed on an annualized basis.
(5)	Per share information based on average shares outstanding.
(6)	Less than 0.01%.
(7)	For six-months ended May 31, 2001 (unaudited).
(8)	Reflects operations for the period December 12, 2000 (date of initial public investment) to May 31, 2001.
(9)	Less than $1,000.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS B SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)		Portfolio Turnover Rate
			Expenses		Net Investment Income		Expense Waiver/ Reimbursement(2)

Wachovia Fixed Income Fund
1996(3)	$ 9.83	5.83%	1.74	%(4)	5.20	%(4)	0.13	%(4)	$113		181%
1997	$ 9.84	5.21%	1.75%		4.89%		0.11%		$140		174%
1998	$10.14	7.97%	1.72%		4.55%		0.05%		$533		111%
1999	$ 9.52	(1.51)%	1.72%		4.57%		0.03%		$819		49%
2000	$ 9.71	7.23%	1.71%		5.03%		0.00	%(6)	$771		73%
2001(7)	$ 9.91	4.39%	1.71	%(4)	4.79	%(4)	0.00	%(4)(6)	$810		44%
Wachovia Intermediate Fixed Income Fund
2001(8)	$ 9.90	4.29%	1.74	%(4)	4.55	%(4)	0.03	%(6)	$ 0	(9)	45%
Wachovia Short-Term Fixed Income Fund
2001(8)	$ 9.96	4.54%	1.63	%(4)	4.61	%(4)	0.19	%(4)	$ 72		17%

(1)	Based on net asset value, which does not reflect the sales charge or the contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(4)	Computed on an annualized basis.
(5)	Per share information based on average shares outstanding.
(6)	Less than 0.01%.
(7)	For six-months ended May 31, 2001 (unaudited).
(8)	Reflects operations for the period December 12, 2000 (date of initial public investment) to May 31, 2001.
(9)	Less than $1,000.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
2001(3)	$18.51	(0.02	)(5)	(2.99)	(3.01)	(0.04)	(0.48)	(0.52)
Wachovia Quantitative Equity Fund
2001(3)	$22.66	(0.03	)(5)	(2.99)	(3.02)	(0.03)	(1.32)	(1.35)
Wachovia Growth and Income Fund
2001(3)	$21.33	(0.05	)(5)	(3.66)	(3.71)	—	(1.40)	(1.40)
Wachovia Equity Index Fund
2001(3)	$25.47	0.09		(2.40)	(2.31)	(0.10)	—	(0.10)
Wachovia Special Values Fund
2001(3)	$17.46	0.02	(5)	2.71	2.73	(0.28)	(0.13)	(0.41)
Wachovia Emerging Markets Fund
2001(3)	$10.51	0.04	(5)	(0.19)	(0.15)	(0.03)	—	(0.03)
Wachovia Personal Equity Fund
2001(3)	$10.63	0.01		(1.76)	(1.75)	(0.01)	(0.08)	(0.09)
Wachovia Blue Chip Value Fund
2001(6)	$10.00	(0.01)		(0.10)	(0.11)	—	—	—
Wachovia New Horizons Fund
2001(6)	$10.00	(0.04	)(5)	(2.46)	(2.50)	—	—	—
Wachovia International Equity Fund
2001(7)	$10.00	0.00		(0.02)	(0.02)	—	—	—
Wachovia Balanced Fund
2001(3)	$14.39	0.10	(5)	(1.26)	(1.16)	(0.16)	(0.90)	(1.06)
Wachovia Fixed Income Fund
2001(3)	$ 9.78	0.22	(5)	0.16	0.38	(0.25)	—	(0.25)
Wachovia Intermediate Fixed Income Fund
2001(3)	$ 9.76	0.21	(5)	0.19	0.40	(0.26)	—	(0.26)
Wachovia Short-Term Fixed Income Fund
2001(3)	$ 9.77	0.26		0.19	0.45	(0.26)	—	(0.26)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3) Reflects operations for the period from December 12, 2000 (date of initial public investment) to May 31, 2001.
(4) Computed on an annualized basis.
(5) Per share information is based on average shares outstanding.
(6) Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(7) Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(8) Less than 0.01%.
(9) Less than $1,000.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS C SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)		Portfolio Turnover Rate
			Expenses		Net Investment Income (Loss)		Expense Waiver/ Reimbursement(2)

Wachovia Equity Fund
2001(3)	$14.98	(16.58)%	1.82	%(4)	(0.35	)%(4)	—		$ 566		18%
Wachovia Quantitative Equity Fund
2001(3)	$18.29	(13.84)%	1.81	%(4)	(0.45	)%(4)	—		$ 55		9%
Wachovia Growth and Income Fund
2001(3)	$16.22	(18.11)%	1.82	%(4)	(0.74	)%(4)	0.02	%(4)	$ 4		22%
Wachovia Equity Index Fund
2001(3)	$23.06	(9.10)%	1.41	%(4)	0.09	%(4)	0.01	%(4)	$1,485		3%
Wachovia Special Values Fund
2001(3)	$19.78	16.04%	1.95	%(4)	0.35	%(4)	—		$ 242		18%
Wachovia Emerging Markets Fund
2001(3)	$10.33	(1.65)%	2.27	%(4)	2.33	%(4)	—		$ 3		1%
Wachovia Personal Equity Fund
2001(3)	$ 8.79	(16.50)%	1.80	%(4)	(0.68	)%(4)	0.01%		$ 0	(9)	27%
Wachovia Blue Chip Value Fund
2001(6)	$ 9.89	(1.10)%	1.84	%(4)	(0.40	)%(4)	3.46	%(4)	$ 59		25%
Wachovia New Horizons Fund
2001(6)	$ 7.50	(25.00)%	1.84	%(4)	(1.35	)%(4)	0.60	%(4)	$ 140		48%
Wachovia International Equity Fund
2001(7)	$ 9.98	(0.20)%	2.63	%(4)	0.03	%(4)	0.50	%(4)	$ 95		16%
Wachovia Balanced Fund
2001(3)	$12.17	(8.38)%	1.76	%(4)	1.65	%(4)	0.05	%(4)	$ 426		42%
Wachovia Fixed Income Fund
2001(3)	$ 9.91	3.92%	1.71	%(4)	4.79	%(4)	0.00	%(4)(8)	$ 75		44%
Wachovia Intermediate Fixed Income Fund
2001(3)	$ 9.90	4.11%	1.74	%(4)	4.55	%(4)	0.03	%(4)	$ 20		45%
Wachovia Short-Term Fixed Income Fund
2001(3)	$ 9.96	4.70%	1.63	%(4)	4.61	%(4)	0.19	%(4)	$ 0	(9)	17%

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3) Reflects operations for the period from December 12, 2000 (date of initial public investment) to May 31, 2001.
(4) Computed on an annualized basis.
(5) Per share information is based on average shares outstanding.
(6) Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(7) Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(8) Less than 0.01%.
(9) Less than $1,000.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1996(3)	$12.43	0.03		2.40	2.43	(0.05)	—	(0.05)
1997	$14.81	0.17		2.43	2.60	(0.16)	(1.86)	(2.02)
1998	$15.39	0.17		2.21	2.38	(0.17)	(1.68)	(1.85)
1999	$15.92	0.12		3.38	3.50	(0.11)	(1.89)	(2.00)
2000	$17.42	0.10		0.23 (5)	0.33	(0.09)	(0.51)	(0.60)
2001(6)	$17.15	0.05	(7)	(1.63)	(1.58)	(0.06)	(0.48)	(0.54)
Wachovia Quantitative Equity Fund
1996(3)	$13.09	0.04		2.60	2.64	(0.06)	—	(0.06)
1997	$15.67	0.23		4.12	4.35	(0.23)	(0.79)	(1.02)
1998	$19.00	0.23		3.06	3.29	(0.23)	(1.75)	(1.98)
1999	$20.31	0.18		3.14	3.32	(0.17)	(2.42)	(2.59)
2000	$21.04	0.11		0.69	0.80	(0.10)	—	(0.10)
2001(6)	$21.74	0.05	(7)	(2.09)	(2.04)	(0.05)	(1.32)	(1.37)
Wachovia Growth and Income Fund
1998(8)	$22.31	0.09		1.24	1.33	(0.09)	—	(0.09)
1999	$23.55	0.12		4.24	4.36	(0.14)	(2.89)	(3.03)
2000	$24.88	0.03		(0.57)	(0.54)	(0.04)	(4.26)	(4.30)
2001(6)	$20.04	0.02	(7)	(2.38)	(2.36)	—	(1.40)	(1.40)
Wachovia Equity Index Fund
1996(3)	$13.37	0.09	(7)	2.60	2.69	(0.08)	—	(0.08)
1997	$15.98	0.29		3.86	4.15	(0.31)	(0.91)	(1.22)
1998	$18.91	0.30		3.92	4.22	(0.29)	(0.40)	(0.69)
1999	$22.44	0.33		4.13	4.46	(0.32)	(0.37)	(0.69)
2000	$26.21	0.29	(7)	(1.38)	(1.09)	(0.31)	(0.53)	(0.84)
2001(6)	$24.28	0.12		(1.13)	(1.01)	(0.14)	—	(0.14)
Wachovia Special Values Fund
1996(3)	$13.62	0.03		2.02	2.05	—	—	—
1997	$15.67	0.16		4.53	4.69	(0.08)	(1.61)	(1.69)
1998	$18.67	0.21		(0.84)	(0.63)	(0.15)	(1.71)	(1.86)
1999	$16.18	0.30		0.54	0.84	(0.20)	(0.75)	(0.95)
2000	$16.07	0.25	(7)	1.08	1.34	(0.32)	(0.52)	(0.84)
2001(6)	$16.57	0.12	(7)	3.58	3.70	(0.28)	(0.13)	(0.41)
Wachovia Emerging Markets Fund
1996(3)	$11.92	0.01	(7)	(0.26)	(0.25)	—	—	—
1997	$11.67	0.07		(0.50)	(0.43)	(0.11)	—	(0.11)
1998	$11.13	0.13		(2.69)	(2.56)	(0.13)	—	(0.13)
1999	$ 8.44	0.04		3.34	3.38	(0.07)	—	(0.07)
2000	$11.75	0.07		(1.88)	(1.81)	(0.14)	—	(0.14)
2001(6)	$ 9.80	0.10	(7)	0.45	0.55	(0.03)	—	(0.03)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(4)	Computed on an annualized basis.
(5)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6)	For six-months ended May 31, 2001 (unaudited).
(7)	Per share information is based on average shares outstanding.
(8)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(9)	Less than 0.01%.

 (See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment Income		Expense Waiver/ Reimbursement(2)

Wachovia Equity Fund
1996(3)	$14.81	19.57%	0.90	%(4)	0.91	%(4)	0.19	%(4)	$129,205	64%
1997	$15.39	20.44%	0.90%		1.18%		0.07%		$156,238	124%
1998	$15.92	17.69%	0.90%		1.13%		—		$200,324	150%
1999	$17.42	24.52%	0.84%		0.73%		—		$223,878	45%
2000	$17.15	1.78%	0.83%		0.51%		—		$276,342	41%
2001(6)	$15.03	(9.53)%	0.82	%(4)	0.65	%(4)	—		$251,321	18%
Wachovia Quantitative Equity Fund
1996(3)	$15.67	20.19%	0.87	%(4)	1.19	%(4)	0.11	%(4)	$152,571	44%
1997	$19.00	29.60%	0.87%		1.35%		0.08%		$183,019	74%
1998	$20.31	19.38%	0.87%		1.21%		—		$207,343	38%
1999	$21.04	16.97%	0.86%		0.67%		—		$598,420	34%
2000	$21.74	3.79%	0.81%		0.47%		—		$571,433	14%
2001(6)	$18.33	(9.89)%	0.81	%(4)	0.55	%(4)	—		$487,270	9%
Wachovia Growth and Income Fund
1998(8)	$23.55	6.03%	0.86	%(4)	0.90	%(4)	0.08	%(4)	$206,176	24%
1999	$24.88	20.73%	0.84%		0.49%		—		$254,919	44%
2000	$20.04	(3.33)%	0.82%		0.13%		—		$203,007	22%
2001(6)	$16.28	(12.51)%	0.82	%(4)	0.26	%(4)	0.02	%(4)	$171,237	22%
Wachovia Equity Index Fund
1996(3)	$15.98	20.14%	0.48	%(4)	1.92	%(4)	0.06	%(4)	$213,833	12%
1997	$18.91	27.91%	0.47%		1.72%		0.02%		$248,030	4%
1998	$22.44	23.05%	0.45%		1.46%		—		$291,708	29%
1999	$26.21	20.24%	0.44%		1.32%		—		$361,934	11%
2000	$24.28	(4.42)%	0.41%		1.09%		—		$327,570	12%
2001(6)	$23.13	(4.16)%	0.41	%(4)	1.09	%(4)	0.01	%(4)	$288,297	3%
Wachovia Special Values Fund
1996(3)	$15.67	15.05%	1.15	%(4)	1.76	%(4)	0.24	%(4)	$58,697	38%
1997	$18.67	33.29%	1.11%		0.88%		0.02%		$84,501	46%
1998	$16.18	(3.59)%	1.00%		1.26%		—		$90,550	20%
1999	$16.07	5.61%	0.98%		1.85%		0.00	%(9)	$109,969	44%
2000	$16.57	8.79%	0.96%		1.61%		—		$128,300	42%
2001(6)	$19.86	22.77%	0.95	%(4)	1.35	%(4)	—		$180,087	18%
Wachovia Emerging Markets Fund
1996(3)	$11.67	0.00%	0.63	%(4)	0.45	%(4)	0.13	%(4)	$123,036	30%
1997	$11.13	(3.73)%	1.54%		0.54%		—		$139,700	60%
1998	$ 8.44	(23.34)%	1.44%		1.04%		—		$130,898	51%
1999	$11.75	40.39%	1.35%		0.61%		—		$178,443	56%
2000	$ 9.80	(15.74)%	1.28%		0.51%		—		$157,730	45%
2001(6)	$10.32	5.58%	1.27	%(4)	1.83	%(4)	—		$162,716	1%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(4)	Computed on an annualized basis.
(5)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6)	For six-months ended May 31, 2001 (unaudited).
(7)	Per share information is based on average shares outstanding.
(8)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions		Total Distributions

Wachovia Personal Equity Fund
1999(3)	$10.00	0.02		0.67	0.69	(0.01)	—		(0.01)
2000	$10.68	0.03		(0.49)	(0.46)	(0.03)	(0.19)		(0.22)
2001(5)	$10.00	0.01		(1.13)	(1.12)	(0.01)	(0.08)		(0.09)
Wachovia Blue Chip Value Fund
2001(6)	$10.00	0.02		(0.10)	(0.08)	(0.01)	—		(0.01)
Wachovia New Horizons Fund
2001(6)	$10.00	(0.01	)(7)	(2.47)	(2.48)	—	—		—
Wachovia International Equity Fund
2001(8)	$10.00	0.02		(0.02)	0.00	—	—		—
Wachovia Balanced Fund
1996(9)	$11.68	0.08		1.63	1.71	(0.09)	—		(0.09)
1997	$13.30	0.38		1.39	1.77	(0.37)	(1.44)		(1.81)
1998	$13.26	0.42		1.37	1.79	(0.41)	(0.90)		(1.31)
1999	$13.74	0.32		1.44	1.76	(0.34)	(1.69)		(2.03)
2000	$13.47	0.35		0.35	0.70	(0.35)	(0.09)		(0.44)
2001(5)	$13.73	0.17	(7)	(0.62)	(0.45)	(0.18)	(0.90)		(1.08)
Wachovia Fixed Income Fund
1996(9)	$ 9.45	0.17		0.40	0.57	(0.19)	—		(0.19)
1997	$ 9.83	0.57		0.03	0.60	(0.58)	—		(0.58)
1998	$ 9.85	0.56		0.29	0.85	(0.56)	—		(0.56)
1999	$10.14	0.53		(0.58)	(0.05)	(0.53)	(0.04)		(0.57)
2000	$ 9.52	0.57	(7)	0.19	0.76	(0.57)	—		(0.57)
2001(5)	$ 9.71	0.29	(7)	0.18	0.47	(0.27)	—		(0.27)
Wachovia Intermediate Fixed Income Fund
1998(11)	$10.12	0.42		0.25	0.67	(0.41)	—		(0.41)
1999	$10.38	0.53		(0.61)	(0.08)	(0.53)	(0.20)		(0.73)
2000	$ 9.57	0.55	(7)	0.15	0.70	(0.55)	(0.01)		(0.56)
2001(5)	$ 9.71	0.27	(7)	0.20	0.47	(0.28)	—		(0.28)
Wachovia Short-Term Fixed Income Fund
1996(9)	$ 9.67	0.11	(7)	0.18	0.29	(0.17)	—		(0.17)
1997	$ 9.79	0.56		(0.05)	0.51	(0.53)	—		(0.53)
1998	$ 9.77	0.54		0.14	0.68	(0.53)	—		(0.53)
1999	$ 9.92	0.51		(0.25)	0.26	(0.55)	—		(0.55)
2000	$ 9.63	0.54	(7)	0.12	0.66	(0.56)	—		(0.56)
2001(5)	$ 9.73	0.27		0.22	0.49	(0.26)	—		(0.26)
Wachovia Georgia Municipal Bond Fund
1996(9)	$10.71	0.17		0.29	0.46	(0.17)	—		(0.17)
1997	$11.00	0.47		0.13	0.60	(0.47)	(0.02)		(0.49)
1998	$11.11	0.45		0.27	0.72	(0.45)	(0.00	)(6)	(0.45)
1999	$11.38	0.45		(0.74)	(0.29)	(0.45)	(0.03)		(0.48)
2000	$10.61	0.50		0.23	0.73	(0.50)	—		(0.50)
2001(5)	$10.84	0.24		0.22	0.46	(0.24)	—		(0.24)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(4)	Computed on an annualized basis.
(5)	For six-months ended May 31, 2001 (unaudited).
(6)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(7)	Per share information is based on average shares outstanding.
(8)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(9)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(10)	Less than 0.01%.
(11)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment Income/(Loss)		Expense Waiver/ Reimbursement(2)

Wachovia Personal Equity Fund
1999(3)	$10.68	6.85%	0.90	%(4)	0.33	%(4)	0.01	%(4)	$444,453	11%
2000	$10.00	(4.44)%	0.81%		0.23%		—		$395,569	22%
2001(5)	$ 8.79	(11.24)%	0.81	%(4)	0.32	%(4)	0.01	%(4)	$346,618	27%
Wachovia Blue Chip Value Fund
2001(6)	$ 9.91	(0.80)%	0.84	%(4)	0.60	%(4)	3.46	%(4)	$ 1,144	25%
Wachovia New Horizons Fund
2001(6)	$ 7.52	(24.80)%	0.99	%(4)	(0.35	)%(4)	0.60	%(4)	$ 1,008	48%
Wachovia International Equity Fund
2001(8)	$10.00	0.00%	1.63	%(4)	1.03	%(4)	0.50	%(4)	$ 1,366	16%
Wachovia Balanced Fund
1996(9)	$13.30	14.69%	0.76	%(4)	2.85	%(4)	0.16	%(4)	$235,791	99%
1997	$13.26	15.37%	0.77%		3.02%		0.16%		$250,083	143%
1998	$13.74	14.77%	0.76%		3.15%		0.09%		$290,833	124%
1999	$13.47	14.21%	0.76%		2.50%		0.08%		$424,506	66%
2000	$13.73	5.19%	0.76%		2.51%		0.05%		$398,584	66%
2001(5)	$12.20	(3.58)%	0.76	%(4)	2.65	%(4)	0.05	%(4)	$354,795	42%
Wachovia Fixed Income Fund
1996(9)	$ 9.83	6.12%	0.75	%(4)	6.33	%(4)	0.14	%(4)	$175,836	181%
1997	$ 9.85	6.38%	0.74%		5.91%		0.11%		$185,398	174%
1998	$10.14	8.92%	0.72%		5.55%		0.05%		$212,886	111%
1999	$ 9.52	(0.53)%	0.72%		5.65%		0.03%		$487,982	49%
2000	$ 9.71	8.31%	0.71%		6.03%		0.00	%(10)	$515,654	73%
2001(5)	$ 9.91	4.91%	0.71	%(4)	5.79	%(4)	0.00	%(4)(10)	$527,624	44%
Wachovia Intermediate Fixed Income Fund
1998(11)	$10.38	7.11%	0.74	%(4)	5.39	%(4)	0.14	%(4)	$ 87,831	57%
1999	$ 9.57	(0.77)%	0.74%		5.46%		0.04%		$138,508	89%
2000	$ 9.71	7.52%	0.74%		5.78%		0.01%		$128,978	58%
2001(5)	$ 9.90	4.83%	0.74	%(4)	5.54	%(4)	0.03	%(4)	$129,494	45%
Wachovia Short-Term Fixed Income Fund
1996(9)	$ 9.79	3.00%	0.64	%(4)	5.77	%(4)	0.19	%(4)	$116,138	145%
1997	$ 9.77	5.33%	0.63%		5.63%		0.20%		$ 91,063	215%
1998	$ 9.92	7.19%	0.63%		5.47%		0.10%		$ 98,433	135%
1999	$ 9.63	2.70%	0.63%		5.26%		0.14%		$ 38,323	25%
2000	$ 9.73	7.09%	0.63%		5.70%		0.17%		$ 38,746	92%
2001(5)	$ 9.96	5.13%	0.63	%(4)	5.61	%(4)	0.19	%(4)	$ 36,907	17%
Wachovia Georgia Municipal Bond Fund
1996(9)	$11.00	4.31%	0.89	%(4)	4.84	%(4)	1.57	%(4)	$ 6,803	14%
1997	$11.11	5.63%	0.92%		4.24%		1.06%		$ 12,308	25%
1998	$11.38	6.62%	0.91%		3.96%		0.34%		$ 17,030	14%
1999	$10.61	(2.59)%	0.68%		4.46%		0.37%		$108,755	48%
2000	$10.84	7.13%	0.60%		4.75%		0.32%		$106,877	66%
2001(5)	$11.06	4.30%	0.60	%(4)	4.43	%(4)	0.31	%(4)	$110,200	23%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(4)	Computed on an annualized basis.
(5)	For six-months ended May 31, 2001 (unaudited).
(6)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(7)	Per share information is based on average shares outstanding.
(8)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.
(9)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(10)	Less than 0.01%.
(11)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

 (See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income	Unrealized Gain(Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions		Total Distributions

Wachovia North Carolina Municipal Bond Fund
1996(3)	$10.71	0.16	0.32	0.48	(0.16)	—		(0.16)
1997	$11.03	0.46	0.13	0.59	(0.45)	(0.02)		(0.47)
1998	$11.15	0.46	0.32	0.78	(0.46)	(0.01)		(0.47)
1999	$11.46	0.45	(0.68)	(0.23)	(0.45)	(0.06)		(0.51)
2000	$10.72	0.48	0.25	0.73	(0.48)	(0.01)		(0.49)
2001(5)	$10.96	0.24	0.23	0.47	(0.24)	—		(0.24)
Wachovia South Carolina Municipal Bond Fund
1996(3)	$10.73	0.20	0.32	0.52	(0.20)	—		(0.20)
1997	$11.05	0.55	0.12	0.67	(0.55)	(0.05)		(0.60)
1998	$11.12	0.54	0.24	0.78	(0.54)	(0.00	)(6)	(0.54)
1999	$11.36	0.52	(0.77)	(0.25)	(0.52)	(0.02)		(0.54)
2000	$10.57	0.52	0.27	0.79	(0.52)	(0.00	)(6)	(0.52)
2001(5)	$10.84	0.26	0.20	0.46	(0.26)	—		(0.26)
Wachovia Virginia Municipal Bond Fund
1998(7)	$10.34	0.32	0.15	0.47	(0.32)	—		(0.32)
1999	$10.49	0.47	(0.65)	(0.18)	(0.47)	—		(0.47)
2000	$ 9.84	0.48	0.24	0.72	(0.48)	—		(0.48)
2001(5)	$10.08	0.23	0.22	0.45	(0.23)	—		(0.23)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(4)	Computed on an annualized basis.
(5)	For six-months ended May 31, 2001 (unaudited).
(6)	Less than $0.01.
(7)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets						Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses		Net Investment Income		Expense Waiver/ Reimbursement(2)

Wachovia North Carolina Municipal Bond Fund
1996(3)	$11.03	4.55%	0.84	%(4)	4.16	%(4)	0.65	%(4)	$ 28,283	7%
1997	$11.15	5.57%	0.85%		4.16%		0.42%		$ 44,104	17%
1998	$11.46	7.09%	0.85%		4.05%		0.16%		$ 56,760	9%
1999	$10.72	(2.09)%	0.66%		4.27%		0.30%		$434,523	11%
2000	$10.96	6.98%	0.60%		4.51%		0.26%		$418,157	37%
2001(5)	$11.19	4.29%	0.60	%(4)	4.28	%(4)	0.27	%(4)	$417,485	34%
Wachovia South Carolina Municipal Bond Fund
1996(3)	$11.05	4.86%	0.57	%(4)	5.56	%(4)	0.54	%(4)	$ 36,511	20%
1997	$11.12	6.23%	0.58%		5.01%		0.48%		$ 43,881	12%
1998	$11.36	7.15%	0.58%		4.77%		0.36%		$ 54,770	6%
1999	$10.57	(2.24)%	0.58%		4.85%		0.35%		$288,800	9%
2000	$10.84	7.71%	0.58%		4.93%		0.29%		$281,052	26%
2001(5)	$11.04	4.22%	0.58	%(4)	4.61	%(4)	0.29	%(4)	$281,154	17%
Wachovia Virginia Municipal Bond Fund
1998(7)	$10.49	4.61%	0.68	%(4)	4.62	%(4)	0.33	%(4)	$ 99,154	15%
1999	$ 9.84	(1.76)%	0.65%		4.64%		0.29%		$129,811	29%
2000	$10.08	7.51%	0.60%		4.84%		0.30%		$125,302	25%
2001(5)	$10.30	4.49%	0.60	%(4)	4.47	%(4)	0.29	%(4)	$126,494	30%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(4)	Computed on an annualized basis.
(5)	For six-months ended May 31, 2001 (unaudited).
(6)	Less than $0.01.
(7)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

MAY 31, 2001 (UNAUDITED )

1. ORGANIZATION

The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the “Trust” or collectively as the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Act”) as open-end management investment companies. The Trusts consist of twenty-three portfolios. The financial statements of the following portfolios (individually referred to as the “Fund” or collectively as the “Funds”) are presented herein:

THE WACHOVIA FUNDS *

Portfolio	Investment Objective
Wachovia Equity Fund (“Equity Fund”)	Seeks to produce growth of principal and income.

Wachovia Quantitative Equity Fund (“Quantitative Equity Fund”)	Seeks to provide growth of principal and income.

Wachovia Growth and Income Fund (“Growth and Income Fund”)	Seeks to provide total return through growth of capital and current income.

Wachovia Equity Index Fund (“Equity Index Fund”)	Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500 Index.

Wachovia Special Values Fund (“Special Values Fund”)	Seeks to produce growth of principal.

Wachovia Emerging Markets Fund (“Emerging Markets Fund”)	Seeks to produce long-term capital appreciation.

Wachovia Personal Equity Fund (“Personal Equity Fund”)	Seeks growth of principal and income, while minimizing the impact of taxes on shareholder returns.

Wachovia Blue Chip Value Fund (“Blue Chip Value Fund”)	Seeks to produce growth of principal and income.

Wachovia New Horizons Fund (“New Horizons Fund”)	Seeks to produce capital appreciation.

Wachovia International Equity Fund (“International Equity Fund”)	Seeks to produce capital appreciation.

Wachovia Balanced Fund (“Balanced Fund”)	Seeks to provide long-term growth of principal and current income.

Wachovia Fixed Income Fund (“Fixed Income Fund”)	Seeks a high level of total return.

Wachovia Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”)	Seeks current income consistent with preservation of capital.

Wachovia Short-Term Fixed Income Fund (“Short-Term Fixed Income Fund”)	Seeks to produce a high level of current income.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

THE WACHOVIA MUNICIPAL FUNDS

Portfolio	Investment Objective
Wachovia Georgia Municipal Bond Fund (“Georgia Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

Wachovia North Carolina Municipal Bond Fund (“North Carolina Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of North Carolina.

Wachovia South Carolina Municipal Bond Fund (“South Carolina Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and South Carolina state income taxes.

Wachovia Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)**	Seeks to provide a high level of current income that is
exempt from federal regular income tax and the income tax
imposed by the Commonwealth of Virginia as is consistent
with the preservation of capital.

*
In addition, The Wachovia Funds offer the following portfolios, each having distinctive investment objectives and policies: Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, Wachovia U.S. Treasury Money Market Fund and Wachovia Executive Fixed Income Fund. The financial statements of these portfolios are presented separately.

**	Non-diversified portfolio.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS— Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS— It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Boards of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS— Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information. Non-cash dividends included in dividend income if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide of Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Funds.

FEDERAL TAXES— It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains in the Emerging Markets Fund and International Equity Fund have been provided for in accordance with understanding of the applicable country’s tax rules and rates.

At November 30, 2000, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Fund	Total Tax Loss Carryforward	Amount Expiring In 2002	Amount Expiring In 2003	Amount Expiring In 2004	Amount Expiring In 2005	Amount Expiring In 2006	Amount Expiring In 2007	Amount Expiring In 2008
Equity Index Fund	$ 232,477	$ —	$ —	$ —	$ —	$ —	$ —	$ 232,477
Emerging Markets Fund	17,036,882	—	—	—	—	17,036,882	—	—
Fixed Income Fund	10,010,401	—	—	—	—	—	2,177,586	7,832,815
Intermediate Fixed Income Fund	1,030,340	—	—	—	—	—	—	1,030,340
Short-Term Fixed Income Fund	3,038,688	2,234,653	250,580	467,184	86,271	—	—	—
Georgia Municipal Bond Fund	1,772,679	—	—	—	—	—	575,481	1,197,198
North Carolina Municipal Bond Fund	2,277,301	—	—	—	—	—	—	2,277,301
South Carolina Municipal Bond Fund	1,144,326	—	—	—	—	—	—	1,144,326
Virginia Municipal Bond Fund	1,807,820	950,642	—	484,527	—	—	—	372,651

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS— The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

FUTURES CONTRACTS— The Funds listed below purchase stock index or bond futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Funds listed below are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

For the six months ended May 31, 2001, the following Funds had realized gains(losses) on futures contracts as follows:

Fund	Realized Losses on Futures Contracts
Equity Fund	$(7,871,731)
Quantitative Equity Fund	(2,745,973)
Growth and Income Fund	(1,261,112)
Equity Index Fund	(7,431,224)
Special Values Fund	(1,508,117)
Personal Equity Find	(2,080,521)
Balanced Fund	(2,649,927)
Fixed Income Fund	(598,074)
Intermediate Fixed Income Fund	(472,814)

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2001, the Funds had outstanding futures contracts as set forth below:

EQUITY FUND
Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2001	124 S&P 500 Index Futures	Long	$(278,442)

QUANTITATIVE EQUITY FUND
Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2001	47 S&P 500 Index Futures	Long	$ (89,113)

GROWTH AND INCOME FUND
Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2001	31 S&P 500 Index Futures	Long	$ (75,361)

EQUITY INDEX FUND
Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2001	129 S&P 500 Index Futures	Long	$ 41,556

SPECIAL VALUES FUND
Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2001	85 Russell 2000 Index Futures	Long	$ 358,845

PERSONAL EQUITY FUND
Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2001	65 S&P 500 Index Futures	Long	$(298,157)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

BALANCED FUND
Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
June 2001	76 S&P 500 Index Futures	Long	$1,810,042
September 2001	171 10-Year U.S. Treasury Notes Futures	Short	(123,948)

			$1,686,094

FIXED INCOME FUND
Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
September 2001	50 U.S. Treasury Bond Futures	Long	$ 46,875
September 2001	75 5-Year U.S. Treasury Notes Futures	Long	39,844
September 2001	140 10-Year U.S. Agency Futures	Long	126,875
September 2001	200 2-Year U.S. Treasury Notes Futures	Long	68,751
September 2001	381 10-Year U.S. Treasury Notes Futures	Short	(303,609)

			$ (21,264)

INTERMEDIATE FIXED INCOME FUND
Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
September 2001	2 U.S. Treasury Bonds Futures	Long	$ 1,707
September 2001	138 10-Year U.S. Treasury Notes Futures	Long	99,425
September 2001	15 5-Year U.S. Treasury Notes Futures	Short	(7,826)

			$ 93,306

FOREIGN EXCHANGE CONTRACTS —Emerging Markets Fund and International Equity Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked to market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At May 31, 2001, Emerging Markets Fund and International Equity Fund had no outstanding foreign currency contracts.

FOREIGN CURRENCY TRANSLATION —The accounting records of Emerging Markets Fund and International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES —Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER— Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of both The Wachovia Funds and The Wachovia Municipal Funds permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Equity Fund				Quantitative Equity Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,154,769	$18,041,878	1,993,546	$37,097,282	523,318	$ 9,919,238	856,565	$19,147,827
Shares issued to shareholders in payment of distributions declared	202,720	3,349,912	211,269	3,736,597	257,587	5,118,237	7,976	178,533
Shares redeemed	(1,418,060)	(22,056,627)	(2,334,305)	(43,427,638)	(934,617)	(17,631,923)	(1,139,295)	(25,693,524)

Net change resulting from Class A Shares transactions	(60,571)	$ (664,837)	(129,490)	$ (2,593,759)	(153,712)	$ (2,594,448)	(274,754)	$ (6,367,164)

	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	54,856	$ 860,467	177,246	$ 3,309,361	32,484	$ 607,866	85,489	$ 1,888,692
Shares issued to shareholders in payment of distributions declared	18,936	310,354	14,957	262,347	73,882	1,453,247	—	—
Shares redeemed	(54,087)	(808,452)	(53,423)	(1,003,667)	(95,125)	(1,734,933)	(133,477)	(2,955,538)

Net change resulting from Class B Shares transactions	19,705	$ 362,369	138,780	$ 2,568,041	11,241	$ 326,180	(47,988)	$ (1,066,846)

	Period Ended May 31, 2001(1)		Year Ended November 30, 2000		Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	38,897	$ 629,722	—	—	4,785	$ 93,647	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—	1	12	—	—
Shares redeemed	(1,120)	(15,867)	—	—	(1,762)	(36,119)	—	—

Net change resulting from Class C Shares transactions	37,777	$ 613,855	—	—	3,024	$ 57,540	—	—

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Equity Fund (continued)				Quantitative Equity Fund (continued)
	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,817,213	$28,379,559	5,082,835	$95,612,523	345,155	$6,380,228	897,925	$19,938,530
Shares issued to shareholders in payment of distributions declared	333,886	5,512,120	281,261	4,992,456	1,619,788	32,238,365	36,259	809,234
Shares redeemed	(1,541,399)	(23,823,818)	(2,099,812)	(39,173,577)	(1,666,154)	(31,561,149)	(3,096,902)	(68,912,393)

Net change resulting from Class Y Shares transactions	609,700	$10,067,861	3,264,284	$61,431,402	298,789	$6,978,271	(2,162,718)	$(48,164,629)

Net change resulting from fund shares transactions	606,611	$10,379,248	3,273,574	$61,405,684	159,342	$4,767,543	(2,485,460)	$(55,598,639)

	Growth and Income Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	296,551	$ 5,090,886	382,971	$ 8,645,755
Shares issued to shareholders in payment of distributions declared	313,706	5,706,315	735,810	15,815,988
Shares redeemed	(597,371)	(9,938,937)	(780,446)	(17,283,177)

Net change resulting from Class A Shares transactions	12,886	$ 858,264	338,335	$ 7,178,566

	Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	7,743	$ 137,904	—	—
Shares issued to shareholders in payment of distributions declared	1	14	—	—
Shares redeemed	(5)	(74)	—	—

Net change resulting from Class B Shares transactions	7,739	$ 137,844	—	—

	Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class C Shares	Shares	Dollars	Shares	Dollars

Shares sold	278	$ 5,200	—	—
Shares issued to shareholders in payment of distributions declared	1	14	—	—
Shares redeemed	(34)	(574)	—	—

Net change resulting from Class C Shares transactions	245	$ 4,640	—	—

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Growth and Income Fund (continued)
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	512,199	$ 9,094,268	576,564	$12,454,022
Shares issued to shareholders in payment of distributions declared	301,514	5,493,581	707,654	15,220,187
Shares redeemed	(424,019)	(7,216,341)	(1,400,361)	(31,313,375)

Net change resulting from Class Y Shares transactions	389,694	$ 7,371,508	(116,143)	$ (3,639,166)

Net change resulting from fund shares transactions	410,564	$ 8,372,256	222,192	$ 3,539,400

	Equity Index Fund				Special Values Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	589,918	$13,756,872	1,473,295	$38,874,951	386,224	$ 7,077,522	840,946	$13,531,377
Shares issued to shareholders in payment of distributions declared	28,338	669,526	198,766	5,257,774	79,778	1,342,683	208,714	3,225,879
Shares redeemed	(1,299,156)	(30,196,475)	(2,062,200)	(54,555,066)	(606,032)	(11,003,253)	(1,346,467)	(21,680,589)

Net change resulting from Class A Shares transactions	(680,900)	$(15,770,077)	(390,139)	$(10,422,341)	(140,030)	$ (2,583,048)	(296,807)	$ (4,923,333)

	Period Ended May 31, 2001(1)		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Period Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	33,619	$ 755,988	—	—	12,579	$ 234,937	6,535	$ 105,403
Shares issued to shareholders in payment of distributions declared	17	387	—	—	386	6,492	1,093	16,863
Shares redeemed	(348)	(7,983)	—	—	(2,143)	(38,334)	(3,501)	(57,414)

Net change resulting from Class B Shares transactions	33,288	$ 748,392	—	—	10,822	$ 203,095	4,127	$ 64,852

	Period Ended May 31, 2001(1)		Year Ended November 30, 2000		Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	76,052	$ 1,709,838	—	—	12,231	$ 224,785	—	—
Shares issued to shareholders in payment of distributions declared	41	966	—	—	—	—	—	—
Shares redeemed	(11,709)	(281,471)	—	—	(6)	(104)	—	—

Net change resulting from Class C Shares transactions	64,384	$ 1,429,333	—	—	12,225	$ 224,681	—	—

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Equity Index Fund (continued)				Special Values Fund (continued)
	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,961,612	$45,965,327	3,768,638	$100,687,672	2,253,789	$41,194,604	1,855,633	$29,977,352
Shares issued to shareholders in payment of distributions declared	69,883	1,653,106	408,616	10,820,458	102,925	1,732,239	254,663	3,926,907
Shares redeemed	(3,059,686)	(72,809,563)	(4,491,341)	(119,043,621)	(1,034,004)	(18,777,748)	(1,209,477)	(19,478,258)

Net change resulting from
Class Y Shares transactions	(1,028,191)	$(25,191,130)	(314,087)	$ (7,535,491)	1,322,710	$24,149,095	900,819	$14,426,001

Net change resulting from
fund shares transactions	(1,611,419)	$(38,783,482)	(704,226)	$ (17,957,832)	1,205,727	$21,993,823	608,139	$ 9,567,520

	Emerging Markets Fund				Personal Equity Fund

	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,770,393	$38,150,694	4,505,140	$ 54,523,248	203,017	$ 1,731,058	96,190	$ 1,095,160
Shares issued to shareholders in payment of distributions declared	44	484	10,869	146,947	67	653	230	2,507
Shares redeemed	(3,953,101)	(40,440,193)	(4,283,942)	(51,641,695)	(141,714)	(1,149,699)	(15,568)	(174,449)

Net change resulting from
Class A Shares transactions	(182,664)	$ (2,289,015)	232,067	$ 3,028,500	61,370	$ 582,012	80,852	$ 923,218

	Period Ended May 31, 2001(1)		Year Ended November 30, 2000		Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	762	$ 8,367	—	—	4,116	$ 37,250	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—	—	—	—	—
Shares redeemed	(10)	(93)	—	—	(9)	(75)	—	—

Net change resulting from
Class B Shares transactions	752	$ 8,274	—	—	4,107	$ 37,175	—	—

	Period Ended May 31, 2001(1)		Year Ended November 30, 2000		Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	325	$ 3,215	—	—	25	250	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—	—	—	—	—
Shares redeemed	(10)	(93)	—	—	(10)	(76)	—	—

Net change resulting from
Class C Shares transactions	315	$ 3,122	—	—	15	174	—	—

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Emerging Markets Fund (continued)				Personal Equity Fund (continued)
	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,179,278	$12,139,961	3,281,523	$41,947,557	1,360,073	$12,234,365	1,551,676	$17,236,442
Shares issued to shareholders in payment of distributions declared	13,553	137,432	49,858	673,583	330,416	3,214,848	734,660	7,993,148
Shares redeemed	(1,517,935)	(15,629,567)	(2,416,380)	(30,558,925)	(1,850,170)	(16,701,874)	(4,341,972)	(48,203,710)

Net change resulting from
Class Y Shares transactions	(325,104)	$ (3,352,174)	915,001	$12,062,215	(159,681)	$ (1,252,661)	(2,055,636)	$(22,974,120)

Net change resulting from
fund shares transactions	(506,701)	$ (5,629,793)	1,147,068	$15,090,715	(94,189)	$ (633,300)	(1,974,784)	$(22,050,902)

	Blue Chip Value Fund		New Horizons Fund
	Period Ended May 31, 2001(2)		Period Ended May 31, 2001(3)
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	23,828	$ 231,896	17,260	$ 150,803
Shares issued to shareholders in payment of distributions declared	5	48	—	—
Shares redeemed	(308)	(2,993)	(40)	(295)

Net change resulting from Class A Shares transactions	23,525	$ 228,951	17,220	$ 150,508

	Period Ended May 31, 2001(2)		Period Ended May 31, 2001(2)
Class B Shares	Shares	Dollars	Shares	Dollars

Shares sold	9,081	$ 88,756	12,427	$ 93,770
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(18)	(168)	(10)	(67)

Net change resulting from Class B Shares transactions	9,063	$ 88,588	12,417	$ 93,703

	Period Ended May 31, 2001(2)		Period Ended May 31, 2001(2)
Class C Shares	Shares	Dollars	Shares	Dollars

Shares sold	5,949	$ 61,010	18,744	$ 149,316
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(10)	(92)	(10)	(67)

Net change resulting from Class C Shares transactions	5,939	$ 60,918	18,734	$ 149,249

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Blue Chip Value Fund (continued)		New Horizons Fund (continued)
	Period Ended May 31, 2001(2)		Period Ended May 31, 2001(2)
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	115,383	$1,152,005	134,018	$1,286,133
Shares issued to shareholders in payment of distributions declared	98	1,000	—	—
Shares redeemed	(10)	(93)	(10)	(67)

Net change resulting from Class Y Shares transactions	115,471	$1,152,912	134,008	$1,286,066

Net change resulting from fund shares transactions	153,998	$1,531,369	182,379	$1,679,526

	International Equity Fund

	Period Ended May 31, 2001(4)
Class A Shares	Shares	Dollars

Shares sold	37,411	$ 379,144
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(3,600)	(36,000)

Net change resulting from Class A Shares transactions	33,811	$ 343,144

	Period Ended May 31, 2001(4)
Class B Shares	Shares	Dollars

Shares sold	45	$ 460
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	—	—

Net change resulting from Class B Shares transactions	45	$ 460

	Period Ended May 31, 2001(4)
Class C Shares	Shares	Dollars

Shares sold	9,537	$ 94,298
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	—	—

Net change resulting from Class C Shares transactions	9,537	$ 94,298

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	International Equity Fund (continued)

	Period Ended May 31, 2001(4)
Class Y Shares	Shares	Dollars

Shares sold	136,653	$ 1,387,115
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	—	—

Net change resulting from Class Y Shares transactions	136,653	$ 1,387,115

Net change resulting from fund shares transactions	180,046	$ 1,825,017

	Balanced Fund				Fixed Income Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,593,801	$31,920,302	2,737,424	$39,117,314	2,967,709	$29,445,464	2,613,593	$24,782,090
Shares issued to shareholders in payment of distributions declared	1,212,299	15,448,219	432,129	6,093,051	160,066	1,588,363	399,400	3,775,581
Shares redeemed	(4,035,424)	(49,787,110)	(3,667,269)	(52,371,569)	(3,791,738)	(37,622,316)	(3,718,381)	(35,269,541)

Net change resulting from Class A Shares transactions	(229,324)	$ (2,418,589)	(497,716)	$ (7,161,204)	(663,963)	$ (6,588,489)	(705,388)	$ (6,711,870)

	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	256,431	$ 3,196,358	310,189	$ 4,452,352	13,766	$ 136,131	13,963	$ 130,389
Shares issued to shareholders in payment of distributions declared	133,362	1,698,452	33,190	466,056	1,061	10,529	2,797	26,441
Shares redeemed	(156,586)	(1,902,611)	(182,282)	(2,601,206)	(12,478)	(123,518)	(23,443)	(221,864)

Net change resulting from Class B Shares transactions	233,207	$ 2,992,199	161,097	$ 2,317,202	2,349	$ 23,142	(6,683)	$ (65,034)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Balanced Fund (continued)				Fixed Income Fund (continued)
	Period Ended May 31, 2001(1)		Year Ended November 30, 2000		Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	34,880	$ 427,025	—	—	7,476	$ 74,507	—	—
Shares issued to shareholders in payment of distributions declared	111	1,383	—	—	47	473	—	—
Shares redeemed	(8)	(86)	—	—	(10)	(104)	—	—

Net change resulting from Class C Shares transactions	34,983	$ 428,322	—	—	7,513	$ 74,876	—	—

	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,428,808	$17,394,744	4,928,569	$ 71,643,007	4,630,334	$45,919,705	10,609,642	$100,491,394
Shares issued to shareholders in payment of distributions declared	1,980,073	25,310,178	454,649	6,359,202	328,380	3,259,009	677,660	6,403,844
Shares redeemed	(3,351,551)	(41,241,292)	(7,870,800)	(114,286,510)	(4,825,276)	(47,807,346)	(9,459,678)	(89,578,304)

Net change resulting from Class Y Shares transactions	57,330	$ 1,463,630	(2,487,582)	$ (36,284,301)	133,438	$ 1,371,368	1,827,624	$ 17,316,934

Net change resulting from fund shares transactions	96,196	$ 2,465,562	(2,824,201)	$ (41,128,303)	(520,663)	$ (5,119,103)	1,115,553	$ 10,540,030

	Intermediate Fixed Income Fund				Short-Term Fixed Income Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,747,912	$17,286,276	2,476,518	$ 23,544,278	123,994	$ 1,227,457	126,171	$ 1,205,732
Shares issued to shareholders in payment of distributions declared	6,386	63,189	14,452	136,793	21,904	216,615	52,267	498,406
Shares redeemed	(1,773,675)	(17,533,660)	(2,474,769)	(23,519,804)	(212,196)	(2,105,277)	(338,270)	(3,224,828)

Net change resulting from Class A Shares transactions	(19,377)	$ (184,195)	16,201	$ 161,267	(66,298)	$ (661,205)	(159,832)	$ (1,520,690)

	Period Ended May 31, 2001(1)		Year Ended November 30, 2000		Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	26	$ 250	—	—	12,100	$ 119,999	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—	70	691	—	—
Shares redeemed	(10)	(104)	—	—	(4,912)	(48,871)	—	—

Net change resulting from Class B Shares transactions	16	$ 146	—	—	7,258	$ 71,819	—	—

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Intermediate Fixed Income Fund (continued)				Short-Term Fixed Income Fund (continued)
	Period Ended May 31, 2001(1)		Year Ended November 30, 2000		Period Ended May 31, 2001(1)		Year Ended November 30, 2000
Class C Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,012	$ 19,951	—	—	26	$ 255	—	—
Shares issued to shareholders in payment of distributions declared	15	146	—	—	—	—	—	—
Shares redeemed	(11)	(104)	—	—	(10)	(104)	—	—

Net change resulting from Class C Shares transactions	2,016	$ 19,993	—	—	16	$ 151	—	—

	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,019,444	$10,090,925	1,534,529	$14,509,055	130,012	$ 1,288,046	972,512	$ 9,332,664
Shares issued to shareholders in payment of distributions declared	23,104	228,875	30,859	291,855	62,762	620,442	148,156	1,412,455
Shares redeemed	(1,249,069)	(12,363,279)	(2,758,101)	(26,130,753)	(470,860)	(4,667,053)	(1,116,513)	(10,662,749)

Net change resulting from Class Y Shares transactions	(206,521)	$ (2,043,479)	(1,192,713)	$(11,329,843)	(278,086)	$ (2,758,565)	4,155	$ 82,370

Net change resulting from fund shares transactions	(223,866)	$ (2,207,535)	(1,176,512)	$(11,168,576)	(337,110)	$ (3,347,800)	(155,677)	$ (1,438,320)

	Georgia Municipal Bond Fund				North Carolina Municipal Bond Fund

	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	27,790	$ 308,391	50,385	$ 535,517	40,408	$ 451,293	59,986	$ 642,681
Shares issued to shareholders in payment of distributions declared	5,787	64,252	15,306	162,546	8,087	90,865	23,165	248,122
Shares redeemed	(43,729)	(488,551)	(142,941)	(1,504,370)	(104,417)	(1,171,321)	(203,819)	(2,180,532)

Net change resulting from
Class A Shares transactions	(10,152)	$ (115,908)	(77,250)	$ (806,307)	(55,922)	$ (629,163)	(120,668)	$ (1,289,729)

	Six Months Ended May 31, 2001		Year Ended November 30, 2000		Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	556,928	$ 6,183,582	1,431,291	$15,152,702	1,210,807	$13,577,316	4,268,912	$45,741,352
Shares issued to shareholders in payment of distributions declared	4,085	45,356	9,621	102,315	7,144	80,268	41,982	446,347
Shares redeemed	(459,165)	(5,095,741)	(1,830,353)	(19,282,110)	(2,073,560)	(23,262,048)	(6,670,510)	(71,420,019)

Net change resulting from Y Shares transactions	101,848	$ 1,133,197	(389,441)	$ (4,027,093)	(855,609)	$ (9,604,464)	(2,359,616)	$(25,232,320)

Net change resulting from fund shares transactions	91,696	$ 1,017,289	(466,691)	$ (4,833,400)	(911,531)	$(10,233,627)	(2,480,284)	$(26,522,049)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	South Carolina Municipal Bond Fund

	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	277,514	$3,076,734	188,496	$ 1,988,169
Shares issued to shareholders in payment of distributions declared	55,579	616,357	154,248	1,634,159
Shares redeemed	(283,603)	(3,142,491)	(1,138,112)	(12,016,731)

Net change resulting from Class A Shares transactions	49,490	$ 550,600	(795,368)	$ (8,394,403)

	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	766,899	$8,510,328	2,260,864	$23,907,456
Shares issued to shareholders in payment of distributions declared	5,131	56,904	20,731	218,838
Shares redeemed	(1,240,387)	(13,750,841)	(3,681,581)	(38,929,328)

Net change resulting from Class Y Shares transactions	(468,357)	$(5,183,609)	(1,399,986)	$(14,803,034)

Net change resulting from fund shares transactions	(418,867)	$(4,633,009)	(2,195,354)	$(23,197,437)

	Virginia Municipal Bond Fund

	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	29,411	$ 303,084	794	$ 7,829
Shares issued to shareholders in payment of distributions declared	8,718	90,078	24,695	243,402
Shares redeemed	(18,709)	(193,709)	(161,584)	(1,593,127)

Net change resulting from Class A Shares transactions	19,420	$ 199,453	(136,095)	$ (1,341,896)

	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	423,233	$4,368,210	1,202,325	$11,820,004
Shares issued to shareholders in payment of distributions declared	6,579	67,973	16,769	165,166
Shares redeemed	(577,429)	(5,972,156)	(1,975,369)	(19,427,091)

Net change resulting from Class Y Shares transactions	(147,617)	$(1,535,973)	(756,275)	$ (7,441,921)

Net change resulting from fund shares transactions	(128,197)	$(1,336,520)	(892,370)	$ (8,783,817)

(1)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to May 31, 2001.
(2)	Reflects operations for the period from December 26, 2000 (date of initial public investment) to May 31, 2001.
(3)	Reflects operations for the period from December 22, 2000 (date of initial public investment) to May 31, 2001.
(4)	Reflects operations for the period from March 2, 2001 (date of initial public investment) to May 31, 2001.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Fund Advisers, a division of Wachovia Bank, N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below.

Fund	Annual Rate
Equity Fund	0.70%
Quantitative Equity Fund	0.70%
Growth and Income Fund	0.70%
Equity Index Fund	0.30%
Special Values Fund	0.80%
Emerging Markets Fund	1.00%
Personal Equity Fund	0.70%
Blue Chip Value Fund	0.70%
New Horizons Fund	0.70%
International Equity Fund	1.00%
Balanced Fund	0.70%
Fixed Income Fund	0.60%
Intermediate Fixed Income Fund	0.60%
Short-Term Fixed Income Fund	0.55%
Georgia Municipal Bond Fund	0.75%
North Carolina Municipal Bond Fund	0.75%
South Carolina Municipal Bond Fund	0.75%
Virginia Municipal Bond Fund	0.74%

As a result of contractual obligations, the Adviser may be required to waive any portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion at any time after January 31, 2002.

SUB ADVISER FEE —The Adviser has entered into a sub-adviser agreement with Twin Capital Management, Inc. (the “Sub-Adviser”). The Sub-Adviser furnishes certain adviser services to the Adviser for Quantitative Equity Fund, including investment research, quantitative analysis, statistical and other factual information, and recommendations based on the Sub-Adviser’s analysis, and assists the Adviser in identifying securities for potential purchase and/or sale. The Sub-Adviser is entitled to receive an annual fee of $55,000 payable by the Advisor. The Sub-Adviser may elect to waive some or all of its fee.

The Adviser has entered into a sub-adviser agreement with Simms Capital Management, Inc. (“Simms”). Simms is a registered investment adviser and offers investment advisory services to the International Equity Fund. Simms supervises and assists in the overall management of the Fund’s affairs, subject to oversight by Wachovia Fund Advisers, the Fund’s Adviser, and the Fund’s Board of Trustees. Simms is paid by the investment adviser and not by the Fund.

ADMINISTRATIVE FEE , AND TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES —Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and portfolio accounting services. FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trusts (excluding Wachovia Prime Cash Management Fund) for the period.

DISTRIBUTION SERVICES FEE —The Wachovia Funds (excluding Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund) have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from their respective net assets to finance certain activities intended to result in the sale of Class B Shares and Class C Shares. The Plan provides that each Fund may incur distribution expenses up to 0.75% of the average daily net assets of each Fund’s Class B Shares and Class C Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

SHAREHOLDER SERVICES FEE —Under the terms of a Shareholder Services Agreement with Federated Administrative Services, (“FAS”), the Funds will pay FAS up to 0.25% of average daily net assets of each Fund’s Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Blue Chip Value Fund and New Horizons Fund may pay up to 0.25% of average daily net assets for for each Fund’s Class Y Shares. The Funds did not pay or accrue the shareholder services fees for the period ended May 31, 2001.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Funds’ custodian. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the period ended May 31, 2001, were as follows:

Fund	Purchases	Sales

Equity Fund	$ 60,355,672	$ 59,403,022
Quantitative Equity Fund	53,318,839	100,162,585
Growth and Income Fund	53,054,945	74,063,337
Equity Index Fund	12,171,241	66,433,712
Special Values Fund	38,705,628	34,356,907
Emerging Markets Fund	66,246,805	2,316,004
Personal Equity Fund	92,039,699	112,055,988
Blue Chip Value Fund	1,752,672	293,025
New Horizons Fund	2,123,546	521,565
International Equity Fund	1,839,969	197,079
Balanced Fund	127,205,782	118,619,816
Fixed Income Fund	132,553,965	115,100,298
Intermediate Fixed Income Fund	38,066,658	33,439,113
Short-Term Fixed Income Fund	12,766,030	7,553,101
Georgia Municipal Bond Fund	27,574,111	25,917,457
North Carolina Municipal Bond Fund	142,566,395	149,308,618
South Carolina Municipal Bond Fund	55,477,445	59,599,506
Virginia Municipal Bond Fund	40,013,182	39,448,447

Purchases and sales of long-term U.S. government securities for the period ended May 31, 2001, were as follows:

Fund	Purchases	Sales

Balanced Fund	$113,848,442	$151,475,422
Fixed Income Fund	127,977,605	170,715,053
Intermediate Fixed Income Fund	20,448,846	27,065,499
Short-Term Fixed Income Fund	4,055,313	15,096,123

6. CONCENTRATION OF CREDIT RISK

Funds whose investments are concentrated in a specific industry, sector or geographic area may be subject to a higher degree of market risk than funds whose investments are diversified. Emerging Markets Fund and International Equity Fund invest in securities of non-U.S. issuers. Although the Funds maintain diversified investment portfolios, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

At May 31, 2001, the diversification of the industries for the Funds were as follows:

EMERGING MARKETS FUND

Industry	% of Net Assets
Financial Services	21.3%
Communication Services	16.2%
Basic Materials	10.5%
Consumer Staples	9.1%
Technology	7.8%
Energy	7.5%
Consumer Cyclicals	6.9%
Utilities	4.6%
Multi-Industry	4.5%
Registered Investment Companies	3.4%
Other	3.1%
Health Care	2.3%
Transportation	2.3%
Capital Goods	1.1%

INTERNATIONAL EQUITY FUND

Industry	% of Net Assets
Health Care	24.3%
Technology	20.9%
Communication Services	11.5%
Financial Services	10.4%
Repurchase Agreements	7.2%
Consumer Cyclicals	6.7%
Consumer Staples	6.6%
Telecommunications	3.6%
Transportation	3.3%
Utilities	2.5%

Since The Wachovia Municipal Funds invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 2001 the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is also indicated below.

Fund	% of Portfolio Guaranteed/Insured	% of Portfolio Backed by Largest Guarantor/Insurer
Georgia Municipal Bond Fund	25.10%	11.23%
North Carolina Municipal Bond Fund	15.95%	7.77%
South Carolina Municipal Bond Fund	57.64%	26.70%
Virginia Municipal Bond Fund	14.35%	5.52%

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning their investment objectives and policies, management fees, expenses and other information.

Cusips
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Federated Securities Corp., Distributor
Investment Company Act File No. 811-6504
Investment Company Act File No. 811-6201

831-27 (7/01)	G01715-01 (7/01)

WACHOVIA MONEY MARKET FUND

WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEY MARKET FUND

INVESTMENT SHARES

Semi-Annual Report
May 31, 2001

[LOGO OF WACHOVIA]

WWW.WACHOVIAFUNDS.COM

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of The Wachovia Money Market Funds—Investment Shares, for the six-month period from December 1, 2000 through May 31, 2001. This report includes a listing of each fund’s holdings and complete financial information.

Each Wachovia Money Market Fund continued to provide investors with daily income on their accessible cash, while maintaining a stable $1.00 share value.* The fund-by-fund highlights are as follows:

WACHOVIA MONEY MARKET FUND
The fund’s portfolio of high quality money market securities provided shareholders with dividends totaling $0.03 per share, while maintaining a stable share value of $1.00.* Net assets in the fund’s Investment Shares reached $874 million at the end of the reporting period.

WACHOVIA TAX-FREE MONEY MARKET FUND
The fund’s portfolio consisted primarily of tax-free money market securities issued by municipalities across the U.S.** The fund provided shareholders with federally tax-free dividends totaling $0.01 per share, while maintaining a stable share value of $1.00.* Investment Shares net assets reached $234.6 million at the end of the reporting period.

WACHOVIA U. S. TREASURY MONEY MARKET FUND
The fund’s portfolio of U.S. Treasury money market securities paid dividends totaling $0.02 per share, while maintaining a stable share value of $1.00.* Investment Shares net assets totaled $178.1 million at the end of the reporting period.

Thank you for choosing a Wachovia Money Market Fund to keep your invested cash working and accessible on a daily basis.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
July 15, 2001

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**	Income may be subject to the federal alternative minimum tax and state and local taxes.

WACHOVIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount		Value

(1) Certificates of Deposit—32.2%
	Banking & Finance—32.2%
$50,000,000	Abbey National N.A. Corp., 4.215%-4.630%, 7/5/2001-7/25/2001	$ 49,842,171
20,000,000	Bayerische Landesbank Girozentrale, 5.190%, 8/20/2001	20,016,702
25,000,000	Bayerische Landesbank Girozentrale, 5.330%, 7/26/2001	25,000,372
25,000,000	Bayerische Landesbank-NY, Yankee CD, 3.860%, 11/15/2001	25,001,137
20,000,000	Citibank Canada, 4.230%, 7/31/2001	20,000,330
45,000,000	Citibank N.A., NY, 3.910%-5.390%, 7/9/2001-8/30/2001	45,000,743
25,000,000	Dresdner Bank AG-NY, 5.490%, 7/18/2001	25,009,348
20,000,000	Dresdner Bank, 6.990%, 7/13/2001	20,029,312
65,000,000	Lasalle National Corp., 4.650%-4.730%, 7/3/2001-9/12/2001	65,000,559
50,000,000	Marshall & Ilsley Corp., 3.870%-3.890%, 9/27/2001-11/15/2001	50,001,946
25,000,000	National Westminster Bank, PLC, 4.550%, 8/22/2001	25,000,559
50,000,000	Rabobank Nederland, Utrecht, 4.500%-4.860%, 8/7/2001- 9/6/2001	50,000,458
5,000,000	Toronto Dominion Bank, Inc., 6.230%, 12/6/2001	5,000,000
33,000,000	UBS AG, 3.990%-7.000%, 7/18/2001-9/11/2001	33,000,084
25,000,000	Wilmington Trust Corp., 5.270%, 6/20/2001	25,002,139

	Total Certificates of Deposit	482,905,860

(1) Commercial Paper—60.9%
	Banking—2.7%
40,000,000	Credit Suisse First Boston, 5.140%-5.180%, 6/11/2001-6/13/2001	39,936,956

	Consumer Cyclicals—1.7%
25,000,000	Gannett Co., Inc., 3.950%, 7/12/2001	24,887,535

	Finance—47.6%
25,000,000	American General Corp., 3.860%, 11/14/2001	24,555,028
50,000,000	American General Finance Corp., 3.890%-4.740%, 7/31/2001- 9/20/2001	49,502,646
55,000,000	CIT Group, Inc., 4.510%-4.750%, 7/11/2001-8/1/2001	54,638,797
25,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 4.840%, 7/5/2001	24,885,722

WACHOVIA MONEY MARKET FUND

Principal Amount		Value

(1) Commercial Paper—continued
$20,000,000	Edison Asset Securitization LLC, 3.960%, 7/12/2001	$ 19,909,800
45,000,000	Goldman Sachs & Co., 3.920%-5.370%, 7/17/2001-11/8/2001	44,480,014
60,000,000	Household Finance Corp., 4.630%-5.070%, 6/20/2001-7/10/2001	59,802,390
25,000,000	J.P. Morgan & Co., Inc., 3.980%, 6/19/2001	24,950,250
45,000,000	Merrill Lynch & Co., Inc., 4.310%-4.790%, 6/7/2001-6/19/2001	44,936,942
75,000,000	Morgan Stanley, Dean Witter & Co., 3.880%-4.600%, 7/10/2001- 11/21/2001	74,258,791
75,000,000	National Rural Utilities Cooperative Finance Corp., 3.970%- 6.330%, 6/14/2001-6/21/2001	74,834,201
70,000,000	Prudential Funding Corp., 3.870%-5.020%, 8/7/2001-11/7/2001	69,045,331
24,350,000	Toyota Motor Credit Corp., 4.000%, 6/8/2001	24,331,061
30,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 4.620%-5.030%, 8/14/2001-8/16/2001	29,698,267
70,000,000	Verizon Global Funding, 3.930%-4.890%, 6/21/2001-7/25/2001	69,662,337
25,000,000	Volkswagen of American, Inc., 4.240%, 7/11/2001	24,882,222

	Total	714,373,799

	Finance—Commercial—1.3%
20,000,000	General Electric Capital Corp., 5.150%, 6/7/2001	19,982,833

	Health Care—1.5%
23,000,000	Glaxo Wellcome PLC, 4.170%, 8/2/2001	22,834,822

	Industrial Services—4.4%
66,180,000	Rio Tinto America, Inc., 4.780%-4.910%, 6/6/2001-6/19/2001	66,098,078

	Technology—1.7%
25,000,000	Hewlett-Packard Co., 3.920%, 8/22/2001	24,776,778

	Total Commercial Paper	912,890,801

Corporate Bonds—0.7%
	Finance—0.7%
10,540,000	IBM Credit Corp., 6.350%-6.640%, 8/30/2001-10/29/2001	10,553,545

WACHOVIA MONEY MARKET FUND

Principal Amount or Shares		Value

Open-End Investment Companies—4.5%
1,895,562	AIM Liquid Assets Portfolio	$ 1,895,562
34,316,698	Dreyfus Cash Management	34,316,698
17,339,482	Federated Prime Obligations Fund	17,339,482
14,051,617	Financial Square Prime Holdings Fund	14,051,617

	Total Open-End Investment Companies	67,603,359

(2) Repurchase Agreements—1.7%
$ 5,000,000	Credit Suisse First Boston Inc., 4.050%, dated 5/31/2001, due 6/1/2001	5,000,000
2,500,000	Deutsche Bank Financial Inc., 4.140%, dated 5/31/2001, due 6/1/2001	2,500,000
7,500,000	Goldman Sachs Group, LP, 4.140%, dated 5/31/2001, due 6/1/2001	7,500,000
5,000,000	Merrill Lynch, Pierce, Fenner and Smith, 3.950%, dated 5/31/2001, due 6/1/2001	5,000,000
5,000,000	Morgan Stanley Group, Inc., 4.140%, dated 5/31/2001, due 6/1/2001	5,000,000

	Total Repurchase Agreements	25,000,000

	Total Investments, at amortized cost and value (3)	$ 1,498,953,565

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(3)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,499,761,731) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2001 (UNAUDITED )

Assets:
Total investments in securities, at amortized cost and value		$1,498,953,565
Cash		781,572
Income receivable		6,203,004
Receivable for shares sold		1,002

Total assets		1,505,939,143
Liabilities:
Payable for Investment adviser fee	$ 364,945
Income distribution payable	5,416,583
Accrued expenses	395,884

Total liabilities		6,177,412

Net assets for 1,499,761,731 shares outstanding		$1,499,761,731

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$625,664,655÷625,664,655 shares outstanding		$ 1.00

Investment Shares:
$874,097,076÷874,097,076 shares outstanding		$ 1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )

Investment Income:
Interest		$43,829,992
Expenses:
Investment adviser fee	$ 3,776,065
Administrative personnel and services fee	541,110
Custodian fees	94,220
Transfer and dividend disbursing agent fees and expenses	2,266
Directors’/Trustees’ fees	11,583
Auditing fees	7,302
Legal fees	2,771
Portfolio accounting fees	1,260
Distribution services fee—Investment Shares	1,761,914
Share registration costs	36,735
Printing and postage	11,307
Insurance premiums	2,266
Miscellaneous	3,020

Total expenses	6,251,819
Waiver:
Waiver of investment adviser fee	(1,620,096)

Net expenses		4,631,723

Net investment income		$39,198,269

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 39,198,269	$ 68,893,010

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(17,123,845)	(27,400,910)
Investment Shares	(22,074,424)	(41,492,100)

Change in net assets resulting from distributions to shareholders	(39,198,269)	(68,893,010)

Share Transactions:
Proceeds from sale of shares	1,184,385,023	2,147,566,435
Net asset value of shares issued to shareholders in payment of distributions declared	6,660,902	13,155,189
Cost of shares redeemed	(1,092,387,220)	(1,739,345,864)

Change in net assets resulting from share transactions	98,658,705	421,375,760

Change in net assets	98,658,705	421,375,760
Net Assets:
Beginning of period	1,401,103,026	979,727,266

End of period	$ 1,499,761,731	$ 1,401,103,026

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) May 31, 2001		Year Ended November 30,
			2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03		0.06	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)		(0.06)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	2.54%		5.71%	4.44%	4.92%	4.95%	4.83%
Ratios to Average Net Assets:
Expenses	0.78	%(2)	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income	5.01	%(2)	5.57%	4.38%	4.80%	4.85%	4.74%
Expense waiver/ reimbursement (3)	0.21	%(2)	0.22%	0.24%	0.26%	0.28%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$874,097		$786,969	$613,978	$482,128	$320,480	$230,263

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Computed on an annualized basis.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )
Principal Amount		Value

Short-Term Municipals—91.5%
	Alabama—10.3%
$1,000,000	Birmingham, AL (Series A), Weekly VRDNs (First Alabama Bank, Memphis LOC)	$1,000,000
3,320,000	Birmingham, AL, GO (Series 1992A), Weekly VRDNs (Regions Bank, Alabama LOC)	3,320,000
20,000,000	DCH Health Care Authority Weekly VRDNs	20,000,000
6,200,000	Daphne-Villa Mercy, AL Special Care Facilities, Refunding Revenue Bonds Weekly VRDNs (Southtrust Bank of Alabama, Birmingham LOC)	6,200,000
7,700,000	Infirmary Health Systems, Inc. (Series A), Weekly VRDNs	7,700,000
7,125,000	Jefferson County, AL Weekly VRDNs	7,125,000
12,000,000	The Board of Trustees of the University of Alabama, University & College Improvements (Series B), Weekly VRDNs	12,000,000
340,000	Tuscaloosa County, AL, Port Authority (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	340,000

	Total	57,685,000

	Arizona—2.0%
7,000,000	Arizona School District, Certificates of Participation (Series 2000), 4.875% TANs, 7/31/2001	7,006,034
4,000,000	Tucson, AZ Water Revenue (Series D), 7.00% Bonds, 7/1/2001 (@102)	4,013,581

	Total	11,019,615

	Florida—8.5%
21,200,000	Alachua County, FL, Health Facilities Authority, Health Facilities Revenue Bonds (Series 1996B), Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida LIQ)	21,200,036
2,000,000	Dade County, FL, Public Improvement Refunding UT GO Bonds, 7.20% Bonds (FSA INS), 6/1/2001	2,000,000
2,680,000	Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman Medical Center)/(Banque Paribas, Paris COL)	2,680,000
240,000	Florida HFA, Revenue Bonds Weekly VRDNs	240,000
4,610,000	Jacksonville, FL Educational Facilities, Educational Facilities Revenue Bonds Weekly VRDNs (Jacksonville University Project)/(First Union National Bank LOC)	4,610,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Florida—continued
$11,000,000	Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)	$11,000,000
500,000	Polk County, FL, IDA, Refunding Revenue Bonds Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	500,000
1,000,000	Polk County, FL, IDA, Refunding Revenue Bonds Weekly VRDNs (IMC Fertilizer, Inc.)/(Rabobank Nederland, Utrecht LOC)	1,000,000
4,200,000	Southeast Volusia Hospital District, FL, Revenue Bonds (Series 1995), Weekly VRDNs (Bert Fish Medical Center (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)	4,200,000

	Total	47,430,036

	Georgia—3.9%
5,000,000	Atlanta, GA (Series A), Weekly VRDNs (First Union National Bank LOC)	5,000,000
8,600,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1994B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	8,600,000
4,450,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1995B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	4,449,999
2,900,000	Lowndes County, GA, Residential Care Facilities for the Elderly Authority Weekly VRDNs (South Georgia Health Alliance Project)	2,900,000
770,000	Macon-Bibb County, GA, Urban Development Authority, Refunding Revenue Bonds (Series 1995), Weekly VRDNs (Macon Hotel Investors)/(Bank One, Michigan LOC)	770,000
400,000	Monroe County, GA, Development Authority IDRB, Refunding Revenue Bonds Weekly VRDNs (Forsyth Inns, Inc.)/(Michigan LOC)	400,000

	Total	22,119,999

	Idaho—0.6%
3,500,000	Idaho State, 5.375% Bonds, 6/29/2001	3,502,584

	Illinois—13.5%
11,700,000	Illinois Development Finance Authority Weekly VRDNs	11,700,000
740,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Aurora Central Catholic High School)	740,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Illinois—continued
$1,000,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Lake Forest Academy)/(Northern Trust Corp. LOC)	$1,000,000
1,155,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Little City Foundation)	1,155,000
3,800,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Ignatius College)	3,800,000
1,415,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Paul’s House)/(Lasalle National Bank, Chicago LOC)	1,415,000
4,600,000	Illinois Development Finance Authority, IDB, TV Association (Series A), Weekly VRDNs (Chicago, IL Board of Education)	4,600,000
4,000,000	Illinois Development Finance Authority, IDB, Variable/Fixed Rate Demand Revenue Bonds (Series 1996), Weekly VRDNs (Chicago Symphony Orchestra Project)/(Bank of America, IL LOC)	4,000,000
5,900,000	Illinois Development Finance Authority, PCR (Series 1994B), Weekly VRDNs (Commonwealth Edison Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)	5,900,000
5,600,000	Illinois Educational Facilities Authority, Revenue Bonds Weekly VRDNs (Field Museum of Natural History)	5,600,000
9,000,000	Illinois Health Facilities Authority, Refunding Revenue Bond (Series B), Daily VRDNs	9,000,000
16,900,000	Illinois Health Facilities Authority, Refunding Revenue Bonds Daily VRDNs	16,900,000
8,600,000	Jackson-Union Counties, IL, Regional Port District Facilities Weekly VRDNs (Enron Transportation Services)	8,600,000
1,000,000	Orland Hills, IL, Multi-family Mortgage Revenue Bonds, Weekly VRDNs (Lasalle National Corp. LOC)	1,000,000

	Total	75,410,000

	Indiana—0.6%
3,070,000	Delaware County, IN Hospital Authority, Ball Memorial Hospital, 6.625% Bonds, 8/1/2001 (@102)	3,090,444

	Kentucky—3.6%
20,000,000	Kentucky Association of Counties Advance Revenue, 4.50% TRANs, 6/29/2001	20,007,337

	Louisiana—2.7%
1,700,000	Calcasieu Parish, LA, IDB, PCR Weekly VRDNs (Citgo Petroleum Corp.)	1,700,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Louisiana—continued
$2,800,000	Lake Charles, LA Harbor & Terminal District, Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)	$2,800,000
3,020,000	Louisiana PFA (Series E), 5.00% Bonds, 10/17/2001	3,024,911
1,255,000	Louisiana PFA (Series F), 5.00% Bonds, 10/17/2001	1,257,041
6,270,000	Louisiana PFA, Advance Fund Notes (Series B), 5.00% TRANs, 9/5/2001	6,277,848

	Total	15,059,800

	Maryland—2.2%
12,540,000	Maryland Health & Higher Educational Facilities Authority, (Series 1998A) Weekly VRDNs (Charlestown Community)/(First Union National Bank, Charlotte, NC LOC)	12,540,000

	Massachusetts—0.3%
1,000,000	Commonwealth of Massachusetts (Series B), Weekly VRDNs (Toronto Dominion Bank LOC)	1,000,000
100,000	Massachusetts HEFA (Series P-1), Weekly VRDNs (Partners Healthcare Systems)/(FSA INS)	100,000
500,000	Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (1994 Series C), Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	500,000

	Total	1,600,000

	Michigan—0.8%
4,400,000	Green Lake Township, MI, Refunding Revenue Bonds Weekly VRDNs (Lasalle National Corp. LOC)	4,400,000

	Minnesota—2.3%
2,250,000	Minnesota State, GO UT, 4.875% Bonds, 8/1/2001	2,252,081
5,500,000	Minnesota Tax and Aid Anticipation Borrowing Program (Series A), 5.00% Bonds, 8/9/2001	5,506,977
5,015,000	Minnesota Tax and Aid Anticipation Borrowing Program, Notes, 5.00% Bonds, 8/17/2001	5,022,099

	Total	12,781,157

	Mississippi—0.4%
2,340,000	Jackson County, MS, Weekly VRDNs (Chevron Corp. GTD)	2,340,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Missouri—4.7%
$1,800,000	Kansas City, MO, IDA, IDRB, Weekly VRDNs (Mid-American Health Services)	$1,800,000
13,200,000	Missouri State HEFA, Revenue Bonds (Series C), Daily VRDNs (Washington University)/(Morgan Guaranty Trust Co., New York SA)	13,200,000
11,600,000	Missouri State HEFA, Revenue Bonds (Series D), Daily VRDNs (Washington University)	11,600,000

	Total	26,600,000

	New York—1.8%
6,000,000	Long Island Power Authority (Subseries 7A), Weekly VRDNs (Credit Suisse First Boston and MBIA LOCs)	6,000,000
3,000,000	New York City Municipal Water Finance Authority (Series A), 6.25% Bonds, 6/15/2001 (@100)	3,002,202
100,000	New York City, NY (Series 1994E-2), Daily VRDNs (Morgan Guaranty Trust Co., New York LOC)	100,000
100,000	New York City, NY, GO UT Refunding Bonds (Subseries E3), Daily VRDNs	100,000
770,000	New York State Energy Research & Development Authority, PCR Bonds (Series 1994 C), Daily VRDNs (New York State Electric and Gas Corp.)/(Morgan Guaranty Trust Co., New York LOC)	770,000

	Total	9,972,202

	North Carolina—2.7%
1,500,000	Alamance County, NC Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds Weekly VRDNs (SCI Systems, Inc.)	1,500,000
8,200,000	Mecklenburg County, NC (Series E), Weekly VRDNs (Bank of America, N.A. LOC)	8,200,000
1,900,000	North Carolina Educational Facilities Finance Agency Weekly VRDNs (Gardner Webb University)/(First Union National Bank, Charlotte, NC LOC)	1,900,000
3,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond Weekly VRDNs	3,000,000
200,000	North Carolina Medical Care Commission, Revenue Bond Weekly VRDNs (Catholic Health East)	200,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	North Carolina—continued
$ 115,000	North Carolina Medical Care Commission, Revenue Bonds (Series A), Weekly VRDNs (Pooled Financing Program)	$ 115,000

	Total	14,915,000

	Ohio—2.3%
915,000	Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany Lutheran Village)	915,000
2,000,000	Hamilton County, OH Sewer System, 6.70% Bonds, 6/1/2001 (@102)	2,040,000
10,000,000	Lorain County, OH (Series A), 3.40% CP, Mandatory Tender 6/21/2001	10,000,000

	Total	12,955,000

	Oregon—0.9%
5,000,000	Oregon State, Veteran’s Welfare Bonds (Series 73F), Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	5,000,000

	Pennsylvania—2.8%
4,500,000	Allegheny County, PA, IDA, Revenue Bonds (Series A), Weekly VRDNs (United Jewish Federation of Greater Pittsburgh VRDB)/(PNC Bank, NA LOC)	4,500,000
11,000,000	Allegheny County, PA Port Authority, 4.38% TRANs, 6/29/2001	11,005,000

	Total	15,505,000

	South Carolina—1.7%
5,500,000	Brookland Cayce, SC, (GO UT), 4.75% Bonds, 10/11/2001	5,507,618
4,150,000	Pickens & Richland Countys, SC, Hospital Facilities Refunding Revenue Bonds (Series A), 7.00% Bonds (South Carolina Baptist Hospital)/(AMBAC INS)/(United States Treasury PRF), 8/1/2001 (@102)	4,179,619

	Total	9,687,237

	Tennessee—6.5%
14,860,000	Clarksville, TN, Public Building Authority, Adjustable Rate Pooled Financing Revenue Bonds (Series 1997), Weekly VRDNs (Tennessee Municipal Bond Fund)/(Bank of America, NA, Charlotte, LOC)	14,860,000
1,100,000	Clarksville, TN, Public Building Authority, Public Improvement Revenue Bonds Weekly VRDNs	1,100,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount		Value

Short-Term Municipals—continued
	Tennessee—continued
$7,600,000	Metropolitan Nashville, TN Airport Authority (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC)	$7,600,000
1,900,000	Montgomery Co, TN, Public Building Authority Weekly VRDNs	1,900,000
11,000,000	Shelby County, TN Health Education & Housing Facilities Board (Series 2000), 3.25% CP (Baptist Memorial Hospital)/(Bank of America, NA LOC), Mandatory Tender 7/19/2001	11,000,000

	Total	36,460,000

	Texas—3.3%
4,000,000	Austin, TX, Independent School District, GO UT, 6.125% Bonds (PSFG INS), 8/1/2001 (@100)	4,011,637
10,600,000	Lower Neches Valley, TX, Refunding Revenue Bonds, 3.25% TOBs (Chevron U.S.A., Inc.), Optional Tender 8/16/2001	10,600,000
3,700,000	Richardson, TX Independent School District (Series A), Weekly VRDNs (PSFG INS)/(Union Bank of Switzerland, Zurich SA)	3,700,000

	Total	18,311,637

	Virginia—0.0%
300,000	Roanoke, VA, IDA, Hospital Revenue Bonds (Series 1997B), Daily VRDNs (Carilion Health System Obligated Group)	300,000

	Washington—1.2%
2,500,000	Port of Seattle, WA (Series A), 4.75% Bonds, 6/1/2001	2,507,602
4,000,000	Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds (Series 1997B), Daily VRDNs (Virginia Mason Medical Center)/(MBIA INS)/(Credit Suisse First Boston LIQ)	4,000,000

	Total	6,507,602

	Wisconsin—11.9%
17,500,000	Wisconsin Health and Educational Facilities Authority (Series A) Revenue Bonds Weekly VRDNs (Felician Health Care, Inc.)/(AMBAC INS)	17,500,000
5,000,000	Wisconsin Health and Educational Facilities Authority, Revenue Bond Weekly VRDNs (University Wisconsin Medical Foundation)	5,000,000
11,200,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series 1994), Weekly VRDNs (Felician Health Care, Inc.)/(Lasalle Bank, NA LOC)	11,200,000

WACHOVIA TAX -FREE MONEY MARKET FUND
Principal Amount or Shares		Value

Short-Term Municipals—continued
	Wisconsin—continued
$ 7,320,000	Wisconsin State Health Facilities Authority, Revenue Bonds (Series A-2), Weekly VRDNs (Franciscan Health Care)	$ 7,320,000
8,495,000	Wisconsin State Health Facilities Authority, Revenue Bonds Weekly VRDNs (Franciscan Health Care)/(Toronto Dominion Bank LOC)	8,495,000
17,000,000	Wisconsin State (Series A), 3.20% CP (Bank of Nova Scotia, Toronto and Commerzbank AG, Frankfurt LIQs), Mandatory Tender 6/21/2001	17,000,000

	Total	66,515,000

	Total Short-Term Municipals	511,714,650

Open-End Investment Companies—8.0%
9,713,317	AIM Global Management Short Term Investments Money Market Fund	9,713,317
282	Dreyfus Tax Exempt Money Market Fund	282
17,071,916	Federated Tax-Free Obligations Fund	17,071,916
17,746,153	Fidelity Tax Exempt Money Market Fund	17,746,153

	Total Open-End Investment Companies	44,531,668

	Total Investments, at amortized cost and value (1)	$556,246,318

(1)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($559,416,856) at May 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
COL—Collateralized
CP—Commercial Paper
FSA—Financial Security Assurance
GO—General Obligation
GTD—Guaranteed
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IDA—Industrial Development Authority
IDB—Industrial Development Bond
IDRB—Industrial Development Revenue Bond
INS—Insured

LIQ(s)—Liquidity Agreement(s)
LOC(s)—Letter(s) of Credit
MBIA—Municipal Bond Investors Assurance
PCR—Pollution Control Revenue
PFA—Public Facility Authority
PRF—Prerefunded
SA—Support Agreement
TANs—Tax Anticipation Notes
TOBs—Tender Option Bonds
TRANs—Tax and Revenue Anticipation Notes
UT—Unlimited Tax
VRDB—Variable Rate Demand Bond
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2001 (UNAUDITED )
Assets:
Total investments in securities, at amortized cost and value		$556,246,318
Cash		11
Income receivable		4,941,271

Total assets		561,187,600
Liabilities:
Income distribution payable	$1,557,797
Accrued expenses	212,947

Total liabilities		1,770,744

Net assets for 559,416,856 shares outstanding		$559,416,856

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$324,838,234÷324,838,234 shares outstanding		$1.00

Investment Shares:
$234,578,622÷234,578,622 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )
Investment Income:
Interest		$9,527,346
Expenses:
Investment adviser fee	$1,328,421
Administrative personnel and services fee	190,413
Custodian fees	45,179
Transfer and dividend disbursing agent fees and expenses	1,860
Directors’/Trustees’ fees	3,368
Auditing fees	7,706
Legal fees	2,837
Portfolio accounting fees	266
Distribution services fee—Investment Shares	427,546
Share registration costs	15,759
Printing and postage	12,311
Insurance premiums	1,063
Miscellaneous	1,240

Total expenses	2,037,969
Waiver:
Waiver of investment adviser fee	(972,703)

Net expenses		1,065,266

Net investment income		$8,462,080

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) May 31, 2001	Year Ended November 31, 2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 8,462,080	$ 15,654,324

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,316,757)	(9,739,551)
Investment Shares	(3,145,323)	(5,914,773)

Change in net assets resulting from distributions to shareholders	(8,462,080)	(15,654,324)

Share Transactions:
Proceeds from sale of shares	440,266,344	703,231,616
Net asset value of shares issued to shareholders in payment of distributions declared	452,193	993,423
Cost of shares redeemed	(367,051,834)	(588,377,810)

Change in net assets resulting from share transactions	73,666,703	115,847,229

Change in net assets	73,666,703	115,847,229
Net Assets:
Beginning of period	485,750,153	369,902,924

End of period	$559,416,856	$485,750,153

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) May 31, 2001		Year Ended November 30,
			2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01		0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	1.48%		3.47%	2.58%	2.88%	2.99%	2.83%
Ratios to Average Net Assets:
Expenses	0.64	%(2)	0.64%	0.64%	0.64%	0.64%	0.69%
Net investment income	2.94	%(2)	3.42%	2.56%	2.83%	2.93%	2.84%
Expense waiver/reimbursement (3)	0.37	%(2)	0.38%	0.39%	0.41%	0.45%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$234,579		$191,890	$144,436	$133,211	$85,852	$74,922

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Computed on an annualized basis.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

MAY 31, 2001 (UNAUDITED )

Principal Amount or Shares		Value

U.S. Government Obligations—45.0%
	U.S. Treasury Bills—28.8%
$190,000,000	3.620%-3.960%, 6/7/2001-11/8/2001	$189,364,497

	U.S. Treasury Notes—16.2%
105,000,000	5.750%-6.500%, 6/30/2001-5/31/2002	106,886,791

	Total U.S. Government Obligations	296,251,288

(1) Repurchase Agreements—49.1%
25,000,000	Credit Suisse First Boston Inc., 4.050%, dated 5/31/2001, due 6/1/2001	25,000,000
113,000,000	Deutsche Bank Financial, Inc., 4.030%, dated 5/31/2001, due 6/1/2001	113,000,000
25,000,000	Goldman Sachs Group, LP, 4.020%, dated 5/31/2001, due 6/1/2001	25,000,000
25,000,000	J.P Morgan Tri Party Repo, 4.000%, dated 5/31/2001, due 6/1/2001	25,000,000
25,000,000	Merrill Lynch, Pierce, Fenner and Smith, 3.950%, dated 5/31/2001, due 6/1/2001	25,000,000
110,000,000	Morgan Stanley Group, Inc., 3.980%, dated 5/31/2001, due 6/1/2001	110,000,000

	Total Repurchase Agreements	323,000,000

Open-End Investment Companies—6.1%
26,039,747	Federated Treasury Obligations Fund	26,039,747
14,102,506	Financial Square Treasury Obligation Fund	14,102,506

	Total Open-End Investment Companies	40,142,253

	Total Investments, at amortized cost and value (2)	$659,393,541

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($658,049,524) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2001 (UNAUDITED )

Assets:
Investments in repurchase agreements	$323,000,000
Investments in securities	336,393,541

Total investments in securities, at amortized cost and value		$659,393,541
Cash		160,820
Income receivable		869,088

Total Assets		660,423,449

Liabilities:
Income distribution payable	2,178,787
Accrued expenses	195,138

Total Liabilities		2,373,925

Net assets for 658,049,524 shares outstanding		$658,049,524

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$479,905,253÷479,905,253 shares outstanding		$1.00

Investment Shares:
$178,144,271÷178,144,271 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED )

Investment Income:
Interest		$18,648,653
Expenses:
Investment adviser fee	$ 1,717,575
Administrative personnel and services fee	246,051
Custodian fees	53,054
Transfer and dividend disbursing agent fees and expenses	2,143
Directors’/Trustees’ fees	5,959
Auditing fees	7,214
Legal fees	2,402
Portfolio accounting fees	1,259
Distribution services fee—Investment Shares	389,989
Share registration costs	18,845
Printing and postage	12,625
Insurance premiums	1,467
Miscellaneous	2,517

Total Expenses	2,461,100
Waiver:
Waiver of investment adviser fee	(1,246,599)

Net expenses		1,214,501

Net investment income		$17,434,152

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 17,434,152	$ 36,669,534

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,771,080)	(25,355,348)
Investment Shares	(4,663,072)	(11,314,186)

Change in net assets resulting from distributions to shareholders	(17,434,152)	(36,669,534)

Share Transactions:
Proceeds from sale of shares	724,597,946	1,468,590,551
Net asset value of shares issued to shareholders in payment of distributions declared	1,267,012	2,954,316
Cost of shares redeemed	(753,902,897)	(1,442,236,831)

Change in net assets resulting from share transactions	(28,037,939)	29,308,036

Change in net assets	(28,037,939)	29,308,036
Net Assets:
Beginning of period	686,087,463	656,779,427

End of period	$658,049,524	$ 686,087,463

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S.TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS— INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Six Months Ended (unaudited) May 31, 2001		Year Ended November 30,
			2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02		0.05	0.04	0.05	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.04)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	2.40%		5.51%	4.35%	4.83%	4.89%	4.77%
Ratios to Average Net Assets:
Expenses	0.64	%(2)	0.64%	0.64%	0.63%	0.64%	0.70%
Net investment income	4.78	%(2)	5.38%	4.28%	4.74%	4.80%	4.68%
Expense waiver/ reimbursement (3)	0.36	%(2)	0.37%	0.38%	0.40%	0.41%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$178,144		$190,523	$208,021	$198,771	$117,495	$104,336

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Computed on an annualized basis.

(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

MAY 31, 2001 (UNAUDITED )
1.  ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of nineteen portfolios. The following portfolios are included herein (individually referred to as the “Fund”, or collectively as the “Funds”):

Portfolio	Investment Objective

Wachovia Money Market Fund (“Money Market Fund”)	To provide current income consistent with stability of principal and liquidity.

Wachovia Tax-Free Money Market Fund (“Tax-Free Fund”)	To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

Wachovia U.S. Treasury Money Market Fund (“U.S. Treasury Fund”)	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Funds offer two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION— The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS— It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS— Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

FEDERAL TAXES— It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS— The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES— The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER— Investment transactions are accounted for on a trade date basis.

WACHOVIA MONEY MARKET FUNDS

3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Money Market Fund		Tax-Free Fund		U.S. Treasury Fund
	Six Months Ended May 31, 2001	Year Ended November 30, 2000	Six Months Ended May 31, 2001	Year Ended November 30, 2000	Six Months Ended May 31, 2001	Year Ended November 30, 2000

Institutional Shares

Shares sold	506,736,093	1,035,013,237	221,367,276	344,564,020	550,033,943	1,075,430,476
Shares issued to shareholders in payment of distributions declared	19,590	—	—	—	8,495	—
Shares redeemed	(495,224,562)	(786,629,335)	(190,389,409)	(276,170,083)	(565,701,890)	(1,028,624,212)

Net change resulting from Institutional Shares transactions	11,531,121	248,383,902	30,977,867	68,393,937	(15,659,452)	46,806,264

Investment Shares

Shares sold	677,648,930	1,112,553,198	218,899,068	358,667,596	174,564,003	393,160,075
Shares issued to shareholders in payment of distributions declared	6,641,312	13,155,189	452,193	993,423	1,258,517	2,954,316
Shares redeemed	(597,162,658)	(952,716,529)	(176,662,425)	(312,207,727)	(188,201,007)	(413,612,619)

Net change resulting from Investment Shares transactions	87,127,584	172,991,858	42,688,836	47,453,292	(12,378,487)	(17,498,228)

Net change resulting from share transactions	98,658,705	421,375,760	73,666,703	115,847,229	(28,037,939)	29,308,036

WACHOVIA MONEY MARKET FUNDS

4.  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE— Wachovia Fund Advisers, a division of Wachovia Bank N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of each Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion at any time after January 31, 2002.

ADMINISTRATIVE FEE— Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Wachovia Prime Cash Management Fund) and The Wachovia Municipal Funds for the period. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE— Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of each Fund’s Investment Shares. The Plan provides that each Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES— FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES— FServ, through its subsidiary FSSC, maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES— Wachovia Bank, N.A. is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL— Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6504
831-21 (7/01)

Cusip 929901205
Cusip 929901403
Cusip 929901825

3062501 (7/01)